UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
               (Address of principal executive offices) (Zip code)

                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2008

                    DATE OF REPORTING PERIOD: AUGUST 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.9%

CONSUMER DISCRETIONARY -- 11.8%
   Abercrombie & Fitch, Cl A                                400   $          31
   Amazon.com (B)*                                        4,200             336
   American Eagle Outfitters                              5,150             133
   AnnTaylor Stores*                                      8,700             273
   Apollo Group, Cl A*                                    3,400             199
   Asbury Automotive Group                                7,500             162
   Autoliv                                                8,300             476
   Autozone*                                              2,287             277
   Barnes & Noble                                         4,300             155
   Bed Bath & Beyond (B)*                                 1,000              35
   Best Buy (B)                                           9,100             400
   Big Lots (B)*                                          3,200              95
   Black & Decker (B)                                     3,200             278
   BorgWarner                                             1,200             101
   Brinker International                                 22,016             635
   Cablevision Systems, Cl A*                            11,126             373
   Career Education*                                      3,400             101
   Carmax (B)*                                            6,600             150
   Carnival                                               2,300             105
   CBS, Cl B                                             42,769           1,348
   Centex (B)                                             3,300              95
   Central European Media
      Entertainment, Cl A (Bermuda)*                      1,000              92
   Clear Channel Communications                           5,025             187
   Coach*                                                20,173             898
   Comcast, Cl A (B)*                                    21,357             557
   CROCS (B)*                                             2,300             136
   DaimlerChrysler*                                         600              53
   Darden Restaurants                                       155               6
   Dick's Sporting Goods*                                 3,800             247
   Dillard's, Cl A                                          800              19
   DIRECTV Group*                                        32,700             763
   Discovery Holding, Cl A*                               9,300             234
   Dollar Tree Stores*                                   16,700             726
   Dow Jones                                                800              47
   DreamWorks Animation SKG, Cl A*                          700              22
   E.W. Scripps, Cl A                                     1,003              41
   Eastman Kodak (B)                                     12,600             336
   EchoStar Communications, Cl A*                         5,743             243
   Expedia (B)*                                           8,900             266
   Family Dollar Stores                                   2,400              70
   Ford Motor (B)                                        10,100              79
   Fortune Brands                                        14,548           1,209
   GameStop, Cl A*                                        4,200             211
   Gannett (B)                                            9,897             465
   Gap                                                    5,000              94
   Garmin (B)*                                              300              31
   General Motors (B)                                    20,561             632
   Gentex (B)                                            19,200             385
   Genuine Parts                                          2,658             132
   Goodyear Tire & Rubber*                               19,000             526
   Group 1 Automotive                                     1,400              49
   Guess?*                                                2,100             111
   Gymboree*                                              6,500             261
   Hanesbrands*                                           5,400             162
   Harley-Davidson (B)                                    5,500             296
   Harman International Industries                        1,500             170
   Harrah's Entertainment                                 2,426             208
   Hasbro                                                35,700           1,007
   Hilton Hotels                                          1,330              61
   Home Depot                                            53,300           2,042
   IAC/InterActive (B)*                                  22,459             624
   Idearc*                                                9,732             332
   International Game Technology                         75,122           2,867

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   International Speedway, Cl A                             500   $          24
   Interpublic Group (B)*                                26,000             285
   ITT Educational Services*                                900              99
   J.C. Penney                                            8,643             594
   Jack in the Box*                                       4,600             286
   Jarden*                                                3,200             105
   John Wiley & Sons, Cl A                                1,400              58
   Johnson Controls                                       3,272             370
   Jones Apparel Group                                    5,700             109
   KB Home (B)                                            6,200             188
   Kohl's*                                                5,894             350
   Lamar Advertising, Cl A (B)                           18,274             967
   Las Vegas Sands*                                         300              30
   Liberty Global, Cl A (B)*                             14,374             589
   Liberty Media Holding-Capital, Ser A*                  5,200             567
   Liberty Media Holding-Interactive, Cl A*               7,700             146
   Limited Brands                                         3,500              81
   Lowe's                                                51,640           1,604
   Macy's                                                16,776             532
   Magna International, Cl A*                             4,200             376
   Marriott International, Cl A                           1,388              62
   Mattel                                                37,700             815
   McDonald's                                            81,845           4,031
   McGraw-Hill                                           55,397           2,795
   Meredith                                               1,700              95
   MGM Mirage*                                           33,000           2,771
   Midas*                                                 6,000             122
   Mohawk Industries*                                       500              44
   Morgans Hotel Group*                                   7,200             139
   Newell Rubbermaid                                     23,474             605
   News, Cl A                                            26,239             531
   Nike, Cl B                                            16,530             931
   Nordstrom                                              3,000             144
   Nutri/System (B)*                                        200              11
   NVR*                                                     100              56
   Office Depot*                                            784              19
   OfficeMax                                              2,000              71
   Omnicom Group                                          4,660             237
   Orient-Express Hotels, Cl A                            1,100              55
   Papa John's International*                             2,800              71
   Penn National Gaming*                                    700              41
   Phillips-Van Heusen                                    2,400             140
   Polo Ralph Lauren                                      3,522             266
   Pulte Homes                                            5,200              87
   R.H. Donnelley (B)*                                    3,600             212
   RadioShack (B)                                         8,800             209
   Rent-A-Center*                                         1,000              19
   Reuters Group ADR (B)*                                21,000           1,640
   Ross Stores                                            3,500              97
   Royal Caribbean Cruises                                1,100              42
   Ryland Group (B)                                         600              17
   Saks (B)                                               7,200             116
   Sears Holdings*                                          380              55
   Service International                                 15,300             187
   Shaw Communications, Cl B*                            16,200             376
   Sherwin-Williams                                       7,225             499
   Snap-On                                                1,817              89
   Staples                                              125,000           2,969
   Starbucks*                                            25,120             692
   Starwood Hotels & Resorts Worldwide                    2,300             141
   Station Casinos                                        1,800             158
   Steven Madden                                          8,100             199
   Target                                                15,694           1,035
   Tiffany                                                3,200             164
   Tim Hortons                                            2,695              89
   Time Warner                                          149,063           2,829
   Time Warner Cable, Cl A*                               1,200              44


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   TJX (B)                                                3,800   $         116
   Tribune                                               10,248             282
   Universal Technical Institute (B)*                     2,500              45
   Urban Outfitters (B)*                                  4,900             112
   Valassis Communications (B)*                           8,300              76
   VF                                                     3,959             316
   Viacom, Cl B*                                         37,578           1,483
   WABCO Holdings*                                        1,433              65
   Walt Disney                                           38,342           1,288
   Weight Watchers International (B)                     43,900           2,280
   Wendy's International                                  3,938             130
   Whirlpool                                              3,029             292
   Williams-Sonoma (B)                                   17,060             569
   Wyndham Worldwide (B)*                                 5,840             186
   Wynn Resorts (B)*                                        800              99
   XM Satellite Radio Holdings, Cl A*                     1,100              14
   Yum! Brands (B)                                       23,700             775
                                                                  --------------
                                                                         64,160
                                                                  --------------
CONSUMER STAPLES -- 8.9%
   Alberto-Culver (B)                                     4,100              95
   Altria Group                                          38,444           2,668
   Anheuser-Busch                                        15,179             750
   Archer-Daniels-Midland                                12,300             415
   Avon Products                                          5,900             203
   Bunge                                                  3,200             293
   Campbell Soup                                          8,445             319
   Church & Dwight                                        2,900             130
   Clorox                                                   819              49
   Coca-Cola                                             60,601           3,259
   Coca-Cola Enterprises                                 20,400             486
   Colgate-Palmolive                                     17,026           1,129
   ConAgra Foods                                         31,000             797
   Corn Products International                            1,900              86
   Costco Wholesale (B)                                  23,020           1,422
   CVS                                                   55,077           2,083
   Dean Foods                                             7,833             210
   Energizer Holdings (B)*                                2,700             286
   Estee Lauder, Cl A                                     3,000             125
   General Mills                                         11,846             662
   HJ Heinz                                              10,807             487
   Hormel Foods                                           6,600             235
   JM Smucker                                             2,800             154
   Kellogg                                                6,482             356
   Kimberly-Clark                                        19,354           1,329
   Kraft Foods, Cl A                                     40,616           1,302
   Kroger                                                54,422           1,447
   Loews - Carolina                                       4,259             324
   McCormick                                              3,181             114
   Molson Coors Brewing, Cl B                             6,500             582
   NBTY*                                                  1,900              70
   Nu Skin Enterprises, Cl A                              4,400              68
   Pepsi Bottling Group                                   8,800             304
   PepsiAmericas                                         11,048             327
   PepsiCo                                               62,387           4,244
   Pilgrim's Pride (B)                                    3,100             126
   Prestige Brands Holdings (B)*                          2,900              32
   Procter & Gamble                                     149,218           9,745
   Reynolds American (B)                                 24,960           1,650
   Safeway                                               40,276           1,278
   Sara Lee                                              12,700             211
   Supervalu                                             12,221             515
   Sysco                                                  3,324             111
   Tyson Foods, Cl A                                     13,300             287
   UST (B)                                                5,600             276
   Wal-Mart Stores                                       82,398           3,595
   Walgreen                                              68,000           3,065

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   WM Wrigley Jr.                                        16,786   $         978
                                                                  --------------
                                                                         48,679
                                                                  --------------
ENERGY -- 9.8%
   Anadarko Petroleum                                     2,600             127
   Apache                                                   104               8
   Baker Hughes                                          47,561           3,988
   BP ADR*                                                1,200              81
   Cabot Oil & Gas                                        4,600             153
   Cameron International*                                 6,529             534
   Chesapeake Energy (B)                                 19,000             613
   Chevron                                               85,198           7,477
   Cimarex Energy                                         7,500             269
   ConocoPhillips                                        56,527           4,629
   Devon Energy                                          17,490           1,317
   Dresser-Rand Group*                                    5,500             203
   EOG Resources                                            100               7
   Exxon Mobil                                          179,235          15,366
   FMC Technologies*                                      1,000              95
   Forest Oil*                                              800              31
   Frontier Oil                                             100               4
   Global Industries*                                     2,000              48
   GlobalSantaFe                                          1,700             120
   Halliburton                                           51,600           1,785
   Hess                                                   7,553             463
   Holly (B)                                              5,500             367
   Hornbeck Offshore Services*                            9,100             347
   Marathon Oil                                          46,788           2,521
   Nabors Industries*                                     1,300              38
   National Oilwell Varco*                                  600              77
   Noble                                                  1,400              69
   Noble Energy                                           6,574             395
   Occidental Petroleum                                   7,110             403
   Oceaneering International*                               500              34
   Overseas Shipholding Group                               500              36
   Patterson-UTI Energy                                  11,300             243
   Petro-Canada*                                          4,800             245
   Plains Exploration & Production*                       1,200              45
   Pogo Producing                                           500              25
   Quicksilver Resources (B)*                               700              28
   Range Resources                                        1,500              54
   Schlumberger                                          47,446           4,578
   SEACOR Holdings*                                         100               9
   Southwestern Energy*                                   1,700              63
   Suncor Energy*                                        27,262           2,437
   Sunoco                                                12,300             900
   Superior Energy Services*                                300              12
   Swift Energy*                                            300              11
   Teekay Shipping                                          700              41
   Tesoro                                                 5,400             266
   Tidewater                                                300              20
   Transocean (B)*                                        4,100             431
   Valero Energy                                         10,800             740
   Weatherford International*                            21,840           1,275
   Western Refining                                         400              21
   Williams                                               1,300              40
   XTO Energy                                             1,610              87
                                                                  --------------
                                                                         53,176
                                                                  --------------
FINANCIALS -- 18.4%
   A.G. Edwards                                             596              50
   ACE                                                    2,800             162
   Aflac                                                  2,440             130
   Alleghany*                                               204              84
   Allied Capital (B)                                     1,567              47
   Allied World Assurance Holdings                          600              29


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Allstate                                              38,360   $       2,100
   AMBAC Financial Group (B)                              1,600             101
   American Capital Strategies (B)                        6,246             258
   American Express                                      42,902           2,515
   American Financial Group                              14,150             399
   American International Group                          77,020           5,083
   Ameriprise Financial                                   2,958             180
   Annaly Capital Management+                             7,500             106
   Anthracite Capital+                                      394               4
   AON                                                   11,661             505
   Apartment Investment &
      Management, Cl A+                                     543              24
   Arch Capital Group*                                      300              22
   Archstone-Smith Trust+                                   801              47
   Arthur J. Gallagher                                    1,300              38
   Assurant                                              10,107             521
   Astoria Financial                                      7,061             184
   AvalonBay Communities+                                   414              47
   Axis Capital Holdings                                  9,100             329
   Bank of America                                      159,409           8,079
   Bank of New York Mellon                               11,586             468
   BB&T                                                  27,534           1,094
   Bear Stearns                                           3,945             429
   Boston Properties+                                       594              59
   Brandywine Realty Trust+                                 600              15
   BRE Properties, Cl A+                                    900              50
   CapitalSource+ (B)                                     1,700              30
   CB Richard Ellis Group, Cl A*                          2,600              77
   Charles Schwab                                        75,252           1,490
   Chubb                                                 26,360           1,348
   CIT Group                                             24,048             903
   Citigroup                                            183,263           8,591
   CME Group                                              7,109           3,944
   Comerica                                              25,797           1,439
   Commerce Bancshares                                      528              25
   Compass Bancshares                                     1,807             118
   Countrywide Financial (B)                             23,000             457
   Credicorp                                                300              18
   Discover Financial Services*                          27,557             638
   Duke Realty+                                           2,500              84
   Eaton Vance                                           13,500             518
   Equity Residential+                                    1,543              62
   Essex Property Trust+                                    300              35
   Everest Re Group                                       3,700             377
   Fannie Mae                                            18,314           1,202
   Federal Realty Investment Trust+                          80               7
   Federated Investors, Cl B                                800              28
   Fidelity National Financial, Cl A                     10,800             196
   First American                                         1,400              59
   First Cash Financial Services*                         1,300              28
   First Marblehead (B)                                   1,650              55
   Forest City Enterprises, Cl A                          3,252             181
   Franklin Resources                                     6,171             813
   Freddie Mac                                           49,040           3,021
   General Growth Properties+                             3,900             194
   Genworth Financial, Cl A                              12,900             374
   Goldman Sachs Group                                   12,364           2,176
   Hartford Financial Services Group                      8,550             760
   Health Care Property Investors+                        6,500             198
   Health Care+                                           1,500              60
   Hospitality Properties Trust+                          2,784             110
   Host Hotels & Resorts+ (B)                             1,674              37
   HRPT Properties Trust+                                 1,800              18
   Hudson City Bancorp                                    2,700              38
   Huntington Bancshares                                  1,698              29
   IndyMac Bancorp (B)                                    5,100             123
   IntercontinentalExchange (B)*                         29,800           4,347
   iStar Financial+                                       5,800             212

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Janus Capital Group (B)                               17,700   $         471
   JER Investors Trust+ (B)                               6,500              81
   Jones Lang LaSalle                                     5,600             625
   JPMorgan Chase                                       144,405           6,429
   Keycorp                                               37,933           1,263
   Kimco Realty+                                            100               4
   Legg Mason (B)                                         9,100             790
   Lehman Brothers Holdings (B)                          18,800           1,031
   Lincoln National                                       8,507             518
   Loews                                                 22,147           1,041
   M&T Bank                                                 430              46
   Macerich+                                                400              32
   Mack-Cali Realty+                                        500              21
   Markel*                                                  429             204
   Marsh & McLennan (B)                                   7,325             195
   Marshall & Ilsley                                        372              16
   MBIA (B)                                              14,600             876
   Merrill Lynch                                         46,328           3,414
   Metlife (B)                                           11,090             710
   MGIC Investment (B)                                    4,900             148
   Montpelier Re Holdings                                 6,800             112
   Moody's (B)                                           14,159             649
   Morgan Stanley                                        55,352           3,452
   National City                                         33,964             914
   Nationwide Financial Services, Cl A                    7,100             380
   New York Community Bancorp                             1,349              24
   Newcastle Investment+ (B)                             14,400             240
   Northern Trust                                         1,865             115
   NorthStar Realty Finance+ (B)                         17,200             183
   Nuveen Investments, Cl A                                 200              12
   NYSE Euronext                                          1,200              87
   Old Republic International                            18,100             329
   Oriental Financial Group                               4,800              50
   PartnerRe                                                300              22
   People's United Financial                              5,199              92
   Philadelphia Consolidated Holding*                     1,500              60
   PMI Group                                              9,100             288
   PNC Financial Services Group                           4,729             333
   Principal Financial Group                                900              50
   Progressive                                            1,064              22
   Prologis+                                                236              14
   Prudential Financial                                   6,900             619
   Public Storage+                                          577              44
   Regency Centers+                                         400              28
   Regions Financial                                     34,062           1,066
   Reinsurance Group of America                             700              38
   RenaissanceRe Holdings                                   200              11
   Safeco                                                17,262           1,002
   Security Capital Assurance                             5,500             112
   Simon Property Group+                                    301              29
   SL Green Realty+                                       2,316             258
   SLM                                                      500              25
   Sovereign Bancorp                                      1,300              24
   St. Joe (B)                                            1,100              35
   State Street                                           1,001              61
   SunTrust Banks (B)                                    13,068           1,029
   Synovus Financial                                      1,403              39
   T. Rowe Price Group (B)                                1,432              74
   Taubman Centers+                                         900              46
   TCF Financial                                            100               3
   TD Ameritrade Holding*                                14,200             258
   Thomas Properties Group                                2,400              31
   Torchmark                                              1,845             114
   Travelers                                             58,334           2,948
   UDR+                                                     930              23
   UnionBanCal                                            3,700             217
   United PanAm Financial*                                2,700              24
   UnumProvident                                         11,750             288


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   US Bancorp (B)                                        62,252   $       2,014
   Ventas+                                                1,300              50
   Vornado Realty Trust+                                    565              60
   Wachovia                                              58,914           2,886
   Washington Mutual (B)                                 53,424           1,962
   Weingarten Realty Investors+                             900              36
   Wells Fargo                                           44,446           1,624
   XL Capital, Cl A                                       7,158             545
   Zions Bancorporation                                     351              25
                                                                  --------------
                                                                        100,570
                                                                  --------------
HEALTH CARE -- 11.6%
   Abbott Laboratories                                   33,608           1,745
   Aetna                                                 17,600             896
   Alcon (B)                                              1,408             190
   Allergan                                              75,174           4,511
   AmerisourceBergen                                     10,742             514
   Amgen*                                                 3,439             172
   Amylin Pharmaceuticals (B)*                           13,530             663
   Applera -- Applied Biosystems Group                    1,930              61
   Bausch & Lomb*                                         1,400              89
   Baxter International                                  20,244           1,109
   Becton Dickinson                                      12,797             985
   Biomet                                                 5,800             266
   Bristol-Myers Squibb                                   8,813             257
   C.R. Bard                                                700              58
   Cardinal Health                                        4,584             313
   Celgene (B)*                                          28,246           1,814
   Cephalon*                                                338              25
   Cerner (B)*                                            4,700             268
   Charles River Laboratories
      International*                                     10,300             541
   Chemed                                                   800              50
   Cigna                                                 26,244           1,356
   Cooper                                                   500              24
   Covance*                                               1,400             103
   Covidien*                                              3,600             143
   Cutera*                                                1,900              42
   Cytyc*                                                 4,600             197
   Dade Behring Holdings                                    900              68
   Dionex*                                                  500              36
   Edwards Lifesciences*                                    200              10
   Eli Lilly                                             14,104             809
   Express Scripts*                                       5,100             279
   Forest Laboratories*                                   4,972             187
   Genentech*                                            62,020           4,640
   Genzyme*                                               1,400              87
   Gilead Sciences*                                      35,718           1,299
   Health Net*                                            1,500              82
   Henry Schein*                                             23               1
   Hillenbrand Industries                                 2,000             115
   HLTH*                                                  5,300              78
   Hologic*                                                 600              32
   Humana*                                                  803              51
   IMS Health                                             1,123              34
   Intuitive Surgical*                                      200              44
   Invitrogen*                                           10,700             834
   Johnson & Johnson                                     74,734           4,618
   Kinetic Concepts (B)*                                  2,500             150
   King Pharmaceuticals*                                 45,184             679
   Laboratory of America Holdings*                        4,879             379
   LifePoint Hospitals*                                     400              11
   Manor Care (B)                                         1,387              89
   McKesson                                               1,017              58
   Medco Health Solutions*                                6,173             528
   Medtronic                                             10,471             553
   Merck                                                107,784           5,408

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Millennium Pharmaceuticals (B)*                        1,500   $          15
   OSI Pharmaceuticals*                                   1,600              55
   PDL BioPharma*                                         9,600             187
   PerkinElmer                                            3,300              90
   Pfizer                                               274,179           6,811
   Quidel*                                                1,300              22
   Respironics*                                             600              28
   Schering-Plough (B)                                   42,768           1,284
   St. Jude Medical*                                     42,840           1,867
   Stryker*                                              22,591           1,509
   Tenet Healthcare (B)*                                 19,500              66
   Thermo Fisher Scientific*                             42,263           2,292
   UnitedHealth Group                                    97,307           4,866
   VCA Antech*                                            1,458              60
   Waters*                                                2,700             166
   Watson Pharmaceuticals*                                  900              27
   WellCare Health Plans*                                 1,800             178
   WellPoint*                                            13,660           1,101
   Wyeth                                                 46,684           2,161
   Zimmer Holdings*                                      35,500           2,781
                                                                  --------------
                                                                         63,117
                                                                  --------------
INDUSTRIALS -- 8.0%
   3M                                                     1,898             173
   Acuity Brands                                          4,700             247
   AGCO (B)*                                              4,600             199
   Alexander & Baldwin                                      500              26
   American Standard                                      4,300             158
   AMR*                                                     716              18
   Applied Industrial Technologies                        2,200              70
   Avery Dennison                                           501              30
   BE Aerospace*                                            800              31
   Boeing                                                10,730           1,038
   Brink's                                                  400              23
   Burlington Northern Santa Fe                             685              56
   C.H. Robinson Worldwide                                  987              48
   Caterpillar                                            7,800             591
   CBIZ*                                                  2,800              21
   Ceradyne*                                              1,500             108
   ChoicePoint (B)*                                       9,200             362
   Con-way                                                  466              23
   Continental Airlines, Cl B (B)*                        1,000              33
   Cooper Industries, Cl A                                  900              46
   Copart*                                                  600              18
   Corrections of America*                                6,700             172
   Covanta Holding*                                       1,300              29
   Crane                                                  1,900              85
   CSX                                                    1,390              57
   Cummins                                                4,400             521
   Danaher                                                1,030              80
   Deere                                                  5,700             776
   Delta Air Lines*                                       1,900              32
   Diamond Management & Technology
      Consultants (B)                                     3,300              33
   Dover                                                  4,164             206
   Dun & Bradstreet                                         907              88
   Eaton                                                  9,091             857
   Emerson Electric                                      43,764           2,154
   Equifax                                                2,909             112
   Expeditors International Washington                   58,814           2,598
   FedEx                                                    100              11
   Fluor                                                  2,900             369
   Foster Wheeler*                                          900             107
   Gardner Denver*                                       10,000             399
   General Cable*                                           200              12
   General Dynamics                                       3,486             274
   General Electric                                     307,343          11,946


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Goodrich                                                 900   $          57
   Honeywell International                               23,518           1,320
   Hubbell, Cl B                                          1,200              65
   Huron Consulting Group*                                3,000             198
   Ingersoll-Rand, Cl A                                  13,261             689
   ITT                                                    1,560             106
   Kansas City Southern (B)*                                700              21
   L-3 Communications Holdings                            3,700             364
   Labor Ready*                                           8,200             171
   Laidlaw International                                  2,800              97
   Lennox International                                   2,000              72
   Lockheed Martin                                       16,185           1,605
   Manitowoc                                              1,700             135
   Manpower                                               2,700             190
   Masco (B)                                             12,600             328
   McDermott International*                                 600              58
   MSC Industrial Direct, Cl A                           10,100             523
   Norfolk Southern                                      11,700             599
   Northrop Grumman                                      25,875           2,040
   Northwest Airlines (B)*                                2,100              39
   Owens Corning*                                           900              22
   Paccar                                                 2,343             200
   Pall                                                   3,400             130
   Parker Hannifin                                       10,000           1,075
   Pitney Bowes                                             907              40
   Precision Castparts                                    4,025             524
   Quanta Services (B)*                                   4,100             116
   Raytheon                                               7,788             478
   Rockwell Automation                                    6,300             444
   Rockwell Collins                                         332              23
   Roper Industries                                         652              41
   RR Donnelley & Sons                                    2,800             100
   Ryder System                                           3,700             203
   Saia*                                                  3,100              58
   Shaw Group*                                              600              30
   SPX                                                      629              57
   Stericycle*                                           10,402             519
   Teleflex                                                 300              23
   Terex*                                                 3,100             248
   Thomas & Betts*                                        4,800             266
   Trinity Industries                                     6,600             248
   Tyco International                                     4,400             194
   UAL (B)*                                               1,200              57
   Union Pacific                                          1,481             165
   United Parcel Service, Cl B                           39,808           3,020
   United Technologies                                   29,339           2,190
   UTI Worldwide                                          1,100              24
   Waste Management                                       8,300             313
   WW Grainger                                              236              22
                                                                  --------------
                                                                         43,744
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.4%
   Accenture, Cl A                                        6,000             247
   Activision*                                            9,500             185
   ADC Telecommunications*                                1,700              31
   Adobe Systems (B)*                                     5,832             249
   Agilent Technologies*                                 18,200             662
   Akamai Technologies (B)*                               2,994              96
   Alliance Data Systems*                                 2,000             157
   Altera*                                                  400               9
   Amdocs*                                                  900              32
   Amphenol, Cl A                                         1,460              53
   Analog Devices                                           600              22
   Anaren*                                                1,900              27
   Apple*                                                21,637           2,996
   Applied Materials (B)                                 15,140             323
   Arrow Electronics*                                     5,865             246

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Autodesk*                                              1,000   $          46
   Automatic Data Processing                              2,146              98
   Avaya*                                                 4,307              72
   Avnet*                                                11,400             448
   BEA Systems*                                           1,500              18
   BMC Software*                                         13,421             411
   Broadcom, Cl A*                                          337              12
   Broadridge Financial Solutions*                          236               4
   CA                                                     1,600              40
   Cadence Design Systems*                               18,196             395
   CDW*                                                     616              53
   Ceridian*                                              5,658             194
   Check Point Software Technologies*                    16,100             378
   Cisco Systems*                                       156,410           4,993
   Cognizant Technology Solutions, Cl A*                  2,200             162
   CommScope*                                             1,000              57
   Computer Sciences*                                    11,600             649
   Compuware*                                            10,700              87
   Convergys*                                             6,900             116
   Dell*                                                  1,500              42
   Diebold                                                1,100              48
   DST Systems*                                           1,422             109
   eBay*                                                 98,400           3,355
   Electronic Arts*                                      40,956           2,168
   Electronic Data Systems                               13,200             302
   EMC*                                                  49,400             971
   Emulex*                                                7,800             152
   Exar*                                                 17,800             237
   F5 Networks*                                           2,000              70
   Factset Research Systems                               2,500             150
   Fair Isaac                                               800              30
   Fidelity National Information Services                 3,451             164
   First Data                                             6,400             213
   Fiserv*                                               16,727             778
   Google, Cl A*                                         17,405           8,968
   Harris                                                   400              24
   Hewitt Associates, Cl A*                               2,400              81
   Hewlett-Packard                                       75,560           3,729
   Ingram Micro, Cl A*                                    7,700             151
   Intel                                                 71,346           1,837
   International Business Machines (B)                   28,576           3,335
   Intersil, Cl A                                        11,800             393
   Intuit*                                              118,892           3,247
   Iron Mountain*                                         1,100              31
   Juniper Networks (B)*                                 31,500           1,037
   Kla-Tencor                                             9,400             540
   Lam Research*                                         11,667             626
   Lexmark International, Cl A*                           3,400             127
   Linear Technology (B)                                 31,217           1,061
   LSI Logic (B)*                                        13,086              90
   Marvell Technology Group*                              2,400              40
   Mastercard, Cl A                                       3,000             411
   McAfee*                                                6,500             232
   MEMC Electronic Materials*                             2,354             145
   Mettler Toledo International*                          3,565             336
   Microsoft                                            198,094           5,691
   MicroStrategy, Cl A*                                   1,770             123
   MPS Group*                                             2,600              36
   NAVTEQ*                                                  400              25
   NCR*                                                   2,000             100
   Network Appliance (B)*                                 1,474              41
   Network Equipment Technologies*                        1,600              17
   Novellus Systems (B)*                                  3,309              91
   Nvidia*                                                3,830             196
   Oracle*                                               32,411             657
   Paychex (B)                                           88,000           3,910
   Phoenix Technologies*                                  3,000              33


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Qualcomm                                             186,007   $       7,420
   Rambus*                                                2,600              39
   Research In Motion*                                   91,510           7,816
   Salesforce.com*                                        1,700              69
   SanDisk (B)*                                          41,000           2,298
   Sanmina-SCI*                                          34,739              80
   Seagate Technology (B)                               123,500           3,189
   Silicon Laboratories*                                    400              15
   Solectron*                                            51,000             198
   SPSS*                                                  3,400             139
   SYKES Enterprises (B)*                                 5,400              89
   Symantec*                                             42,240             795
   Synopsys*                                              7,209             197
   Tech Data*                                             2,816             110
   Tektronix                                              8,300             267
   Teradyne*                                              3,300              49
   Texas Instruments                                     13,632             467
   Tyco Electronics*                                      3,400             119
   Varian Semiconductor Equipment
      Associates*                                         2,100             117
   VeriFone Holdings*                                       500              18
   VeriSign*                                                900              29
   Vishay Intertechnology*                               18,400             243
   Western Digital*                                       9,800             229
   Western Union                                        165,422           3,115
   Xerox*                                                50,379             863
   Xilinx                                                 7,100             182
   Yahoo! (B)*                                           62,011           1,409
   Zebra Technologies, Cl A*                                700              25
   Zoran*                                                13,000             224
                                                                  --------------
                                                                         89,528
                                                                  --------------
MATERIALS -- 3.4%
   Air Products & Chemicals                               1,100              99
   AK Steel Holding*                                      4,500             180
   Albemarle                                              4,200             170
   Alcan                                                    470              46
   Alcoa                                                 28,700           1,048
   Allegheny Technologies                                 3,100             308
   Ashland                                                2,700             161
   Ball                                                   1,500              79
   Bemis                                                    800              24
   Cabot                                                  3,000             121
   Celanese, Ser A                                        6,300             226
   Chaparral Steel                                        1,500             128
   Cleveland-Cliffs                                       1,500             114
   Crown Holdings*                                        6,000             144
   Domtar*                                               13,000             104
   Dow Chemical                                          45,340           1,933
   E.I. Du Pont de Nemours                               11,265             549
   Eastman Chemical                                       5,900             394
   Ecolab                                                 2,833             118
   Florida Rock Industries                                1,900             119
   FMC                                                      500              45
   Freeport-McMoRan Copper & Gold, Cl B                   3,408             298
   Gerdau Ameristeel*                                     4,000              46
   Headwaters (B)*                                        3,000              50
   Huntsman                                               1,200              31
   International Flavors & Fragrances                     4,600             231
   International Paper                                   30,900           1,085
   Lubrizol                                               9,003             572
   Lyondell Chemical                                      3,300             153
   Martin Marietta Materials (B)                          1,100             148
   Methanex                                              11,700             264
   Monsanto                                               8,692             606
   Mosaic*                                               15,300             643

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Nalco Holding                                          4,900   $         122
   Nova Chemicals                                         3,500             127
   Nucor                                                 16,700             883
   Owens-Illinois*                                        6,900             278
   Pactiv*                                                7,900             231
   PPG Industries                                         7,300             535
   Praxair                                               37,751           2,856
   Reliance Steel & Aluminum                              1,300              69
   Rohm & Haas                                            4,000             226
   RPM International                                      1,400              32
   Scotts Miracle-Gro, Cl A                                 900              41
   Sealed Air                                             1,560              41
   Sigma-Aldrich                                            728              33
   Smurfit-Stone Container*                              17,000             180
   Sonoco Products                                        3,016             109
   Southern Copper (B)                                    4,300             453
   Steel Dynamics                                         2,900             126
   Temple-Inland                                          2,400             132
   United States Steel                                    9,500             898
   Valspar                                               12,900             348
   Vulcan Materials                                       1,700             153
   Weyerhaeuser                                           5,600             382
                                                                  --------------
                                                                         18,492
                                                                  --------------
TELECOMMUNICATION SERVICES -- 4.2%
   Alltel                                                 1,435              98
   American Tower, Cl A*                                 29,697           1,177
   AT&T                                                 230,897           9,206
   Atlantic Tele-Network                                  2,400              80
   CenturyTel                                            10,829             519
   Citizens Communications (B)                           13,518             196
   Crown Castle International (B)*                       89,384           3,286
   Embarq                                                 2,199             137
   Leap Wireless International*                           3,700             268
   Sprint Nextel                                        136,036           2,574
   Telephone & Data Systems                               5,000             324
   Verizon Communications (B)                           107,233           4,491
   Vodafone Group ADR*                                    4,600             149
   Windstream (B)                                        27,600             394
                                                                  --------------
                                                                         22,899
                                                                  --------------
UTILITIES -- 3.4%
   AES*                                                   1,700              31
   Allegheny Energy*                                      1,722              89
   Alliant Energy                                        10,100             383
   Ameren (B)                                            13,600             691
   American Electric Power                               37,431           1,665
   Atmos Energy                                           8,700             245
   Centerpoint Energy (B)                                31,400             509
   CMS Energy                                             6,400             104
   Consolidated Edison (B)                               10,100             464
   Constellation Energy Group                             9,499             788
   Dominion Resources                                     5,352             456
   DTE Energy (B)                                        15,300             731
   Duke Energy                                              925              17
   Dynegy, Cl A*                                         11,900              96
   Edison International                                   7,000             369
   Energen                                                9,300             499
   Entergy                                                6,999             725
   Equitable Resources                                    6,600             325
   Exelon                                                 1,654             117
   FirstEnergy                                           26,303           1,616
   FPL Group                                             10,400             612
   Great Plains Energy                                    2,100              59
   Integrys Energy Group                                    500              25
   MDU Resources Group                                    1,721              47


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007

                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Mirant*                                                9,500   $         370
   National Fuel Gas                                      3,200             142
   NiSource                                               8,200             154
   Northeast Utilities                                    9,400             260
   NRG Energy (B)*                                       24,086             917
   NSTAR                                                  3,200             105
   OGE Energy                                               800              27
   Oneok                                                  4,900             230
   Pepco Holdings                                        26,900             750
   PG&E                                                  15,919             708
   Pinnacle West Capital                                 10,500             418
   Portland General Electric                              1,100              29
   PPL                                                    4,665             225
   Progress Energy (B)                                    3,200             147
   Public Service Enterprise Group                        7,020             597
   Puget Energy                                           6,230             145
   Questar                                                1,100              55
   Reliant Energy (B)*                                   25,200             643
   SCANA                                                    881              34
   Sempra Energy                                          4,967             273
   Sierra Pacific Resources*                                400               6
   Southern (B)                                           4,439             158
   TECO Energy                                            1,500              24
   TXU                                                    7,714             520
   UGI                                                    7,200             184
   Vectren                                                  900              25
   Wisconsin Energy                                       5,300             235
   Xcel Energy (B)                                       34,545             712
                                                                  --------------
                                                                         18,756
                                                                  --------------
Total Common Stock
   (Cost $427,391) ($ Thousands)                                        523,121
                                                                  --------------

CORPORATE OBLIGATION (C)(E) -- 0.2%

FINANCIALS -- 0.2%
   SLM EXL
      5.621%, 09/17/07                            $         794             794
                                                                  --------------
Total Corporate Obligation
   (Cost $794) ($ Thousands)                                                794
                                                                  --------------
ASSET-BACKED SECURITY (C)(E)(F) -- 0.1%

MORTGAGE RELATED SECURITY -- 0.1%
   Duke Funding, Ser 2004-6B, Cl A1S1
      5.430%, 10/09/07                                      541             541
                                                                  --------------
Total Asset-Backed Security
   (Cost $541) ($ Thousands)                                                541
                                                                  --------------

                                                    Number of
                                                     Warrants
                                                  -------------
WARRANTS -- 0.0%

FINANCIALS -- 0.0%
   Lucent Technologies,
      Expires 12/10/07*                                     758              --
                                                                  --------------
Total Warrants
   (Cost $0) ($ Thousands)                                                   --
                                                                  --------------
CASH EQUIVALENTS -- 11.7%
   First Union Cash Management
      Program, 4.510% **                                399,299             399

                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.510%** ++                              20,246,204   $      20,246
   SEI Liquidity Fund LP,
      5.510% **++ (C)                                42,955,271          42,955
                                                                  --------------
Total Cash Equivalents
   (Cost $63,600) ($ Thousands)                                          63,600
                                                                  --------------
U.S.TREASURY OBLIGATION (A)(D) -- 0.1%
   U.S. Treasury Bill
      3.939%, 11/23/07                            $         750             744
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $744) ($ Thousands)                                                744
                                                                  --------------
Total Investments -- 108.0%
   (Cost $493,070) ($ Thousands) +++                              $     588,800
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                       Number of                  Appreciation/
                                       Contracts    Expiration   (Depreciation)
Type of Contract                     Long (Short)      Date       ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Composite Index                   43         Sep-2007    $            7
S&P Mid 400 Index E-Mini                  27         Sep-2007               (18)
                                                                 ---------------

                                                                 $          (11)
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
August 31, 2007


Percentages are based on Net Assets of $545,313 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investments Trust

++ Affiliated security

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $43,681 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2007 was $44,290 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
LP -- Limited Partnership
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $493,070 ($ Thousands), and the unrealized appreciation and depreciation were $107,863 ($ Thousands) and $(12,133) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 91.1%

CONSUMER DISCRETIONARY -- 12.6%
   Abercrombie & Fitch, Cl A (B)                          4,400   $         346
   Aeropostale (B)*                                       4,450              92
   Amazon.com*                                            3,400             272
   American Eagle Outfitters (B)                         23,651             611
   AnnTaylor Stores (B)*                                 10,400             326
   Asbury Automotive Group                                5,200             112
   Autozone*                                              1,500             182
   Barnes & Noble (B)                                     6,000             216
   Bed Bath & Beyond*                                       300              10
   Best Buy (B)                                          24,333           1,069
   Big Lots (B)*                                         20,157             600
   Black & Decker                                         1,500             130
   Brinker International (B)                             30,200             871
   Cablevision Systems, Cl A (B)*                        24,398             819
   Career Education*                                      3,100              92
   Carmax*                                                3,800              86
   Carnival                                               1,400              64
   CBS, Cl B (B)                                         10,600             334
   Central European Media
      Entertainment, Cl A (Bermuda)*                        700              65
   Cheesecake Factory (B)*                               13,300             332
   Chico's FAS (B)*                                      20,900             334
   Clear Channel Communications                           4,313             161
   Clear Channel Outdoor Holdings, Cl A*                    628              16
   Coach (B)*                                            22,800           1,015
   Coldwater Creek*                                      20,900             260
   Comcast, Cl A (B)*                                    29,096             759
   CROCS*                                                 2,000             118
   Darden Restaurants (B)                                 9,278             386
   Dick's Sporting Goods*                                   700              45
   Dillard's, Cl A                                        6,143             146
   DIRECTV Group (B)*                                    85,958           2,005
   Discovery Holding, Cl A*                               6,800             171
   Dollar Tree Stores (B)*                               16,200             704
   Dow Jones                                                700              41
   DreamWorks Animation SKG, Cl A*                          600              19
   E.W. Scripps, Cl A                                       600              25
   Eastman Kodak (B)                                     14,537             388
   EchoStar Communications, Cl A (B)*                    44,710           1,892
   Expedia*                                               6,400             191
   Family Dollar Stores                                   3,100              91
   Ford Motor (B)                                       105,210             822
   GameStop, Cl A*                                        2,700             135
   Gannett                                                2,500             118
   Garmin*                                                2,500             255
   General Motors (B)                                    17,406             535
   Gentex (B)                                            21,800             437
   Genuine Parts                                          1,800              89
   Goodyear Tire & Rubber*                               14,393             398
   Group 1 Automotive                                       800              28
   Guess?*                                                1,600              85
   Gymboree (B)*                                          8,700             349
   Hanesbrands (B)*                                      32,119             962
   Harley-Davidson                                        6,200             334
   Harman International Industries                        1,100             125
   Harrah's Entertainment                                 1,870             160
   Hasbro (B)                                            22,900             646
   Hilton Hotels                                          1,020              47
   Home Depot                                            11,800             452
   IAC/InterActive*                                      12,200             339
   Idearc*                                               19,678             672
   International Game Technology                         56,700           2,164
   International Speedway, Cl A                             300              14

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Interpublic Group*                                    58,139   $         637
   ITT Educational Services*                              3,300             362
   J Crew Group*                                          4,200             209
   J.C. Penney (B)                                        7,096             488
   Jack in the Box*                                       3,600             224
   Jackson Hewitt Tax Service                             1,600              46
   Jarden*                                                1,900              62
   John Wiley & Sons, Cl A                                  900              37
   Johnson Controls (B)                                   6,256             708
   Jones Apparel Group                                      100               2
   Kohl's (B)*                                           10,861             644
   Lamar Advertising, Cl A (B)                            8,400             445
   Las Vegas Sands*                                         100              10
   Liberty Global, Cl A (B)*                             22,400             918
   Liberty Media Holding-Capital, Ser A*                  3,400             371
   Liberty Media Holding-Interactive, Cl A*               4,900              93
   Macy's                                                   600              19
   Magna International, Cl A*                             5,800             519
   Marriott International, Cl A (B)                      12,639             561
   Mattel                                                16,600             359
   McDonald's (B)                                        25,200           1,241
   McGraw-Hill (B)                                       17,600             888
   Meredith                                               1,200              67
   MGM Mirage*                                           27,200           2,284
   Mohawk Industries*                                       300              26
   Morgans Hotel Group*                                   4,500              87
   Newell Rubbermaid                                      5,100             132
   News, Cl A                                            18,300             370
   Nike, Cl B                                             2,900             163
   Nordstrom                                              1,800              87
   Nutri/System*                                            100               5
   NVR*                                                     200             112
   Office Depot*                                          4,861             119
   OfficeMax                                              1,100              39
   Omnicom Group                                          2,900             148
   Orient-Express Hotels, Cl A                              700              35
   Papa John's International*                             1,200              30
   Penn National Gaming*                                    600              35
   Penske Auto Group                                     20,497             404
   PetSmart                                                 100               3
   Phillips-Van Heusen                                    6,000             349
   Polo Ralph Lauren (B)                                  2,500             189
   R.H. Donnelley*                                        2,800             165
   RadioShack                                             6,400             152
   Rent-A-Center*                                         1,300              25
   Reuters Group ADR*                                    15,000           1,172
   Ross Stores                                            1,900              53
   Royal Caribbean Cruises                                  700              27
   Ryland Group                                             400              11
   Saks                                                   5,700              92
   Sears Holdings*                                          200              29
   Service International                                 11,000             134
   Sherwin-Williams (B)                                  10,400             718
   Snap-On                                                4,124             202
   Staples                                               85,000           2,019
   Station Casinos                                        2,626             231
   Steven Madden                                          4,600             113
   Target                                                 1,600             105
   Tiffany                                                2,300             118
   Tim Hortons                                            1,983              66
   Time Warner (B)                                       86,400           1,640
   Time Warner Cable, Cl A*                                 700              26
   TJX                                                    1,000              30
   Tribune                                                1,600              44
   TRW Automotive Holdings (B)*                          19,977             611
   Tween Brands*                                          2,700              80
   Urban Outfitters*                                      3,600              82


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   VF                                                     2,900   $         232
   Viacom, Cl B (B)*                                     10,800             426
   WABCO Holdings*                                          366              17
   Walt Disney (B)                                       50,487           1,696
   Warnaco Group*                                         1,700              59
   Warner Music Group                                     8,006              92
   Weight Watchers International                         32,700           1,698
   Wendy's International                                    300              10
   Whirlpool (B)                                          7,490             722
   Wyndham Worldwide (B)*                                20,304             648
   Wynn Resorts*                                            500              62
   XM Satellite Radio Holdings, Cl A*                       500               6
   Yum! Brands (B)                                       32,900           1,076
                                                                  --------------
                                                                         52,778
                                                                  --------------
CONSUMER STAPLES -- 6.9%
   Alberto-Culver                                         3,200              74
   Altria Group (B)                                      24,458           1,698
   Anheuser-Busch (B)                                    12,400             613
   Archer-Daniels-Midland (B)                            33,851           1,141
   Avon Products                                          4,400             151
   BJ's Wholesale Club*                                   4,180             146
   Bunge                                                    800              73
   Campbell Soup                                          1,200              45
   Church & Dwight                                        2,500             112
   Clorox                                                   300              18
   Coca-Cola (B)                                         13,200             710
   Colgate-Palmolive                                      5,600             371
   ConAgra Foods                                          5,400             139
   Corn Products International                            6,740             305
   Costco Wholesale                                         100               6
   CVS                                                      904              34
   Dean Foods                                            14,109             379
   Energizer Holdings*                                    1,900             201
   Estee Lauder, Cl A                                     2,300              96
   General Mills (B)                                     10,700             598
   Hansen Natural*                                       10,700             481
   Herbalife                                             13,000             552
   HJ Heinz                                               3,200             144
   Hormel Foods                                           2,800             100
   JM Smucker                                             2,100             115
   Kellogg                                                2,600             143
   Kimberly-Clark (B)                                    11,481             789
   Kraft Foods, Cl A                                      2,260              72
   Kroger (B)                                            60,002           1,595
   Loews - Carolina                                       3,200             244
   McCormick                                              1,600              57
   Molson Coors Brewing, Cl B                             3,700             331
   NBTY (B)*                                             13,100             481
   Pepsi Bottling Group (B)                              18,600             643
   PepsiCo (B)                                           21,200           1,442
   Procter & Gamble (B)                                  61,500           4,017
   Reynolds American (B)                                 15,141           1,001
   Rite Aid (B)*                                        103,814             526
   Safeway (B)                                           30,700             974
   Smithfield Foods*                                      6,902             226
   Supervalu (B)                                         16,374             690
   Sysco                                                  2,300              77
   Tyson Foods, Cl A (B)                                 59,192           1,276
   UST                                                    3,900             192
   Wal-Mart Stores (B)                                   71,584           3,123
   Walgreen                                              58,000           2,614
   WM Wrigley Jr.                                         2,700             157
                                                                  --------------
                                                                         28,972
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 8.3%
   Anadarko Petroleum                                     2,800   $         137
   Apache                                                   200              15
   Baker Hughes                                             689              58
   Cabot Oil & Gas                                        3,500             117
   Cameron International (B)*                             7,500             613
   Chesapeake Energy (B)                                 13,200             426
   Chevron (B)                                           64,489           5,660
   Cimarex Energy (B)                                     7,400             265
   ConocoPhillips (B)                                    30,465           2,495
   Consol Energy                                            500              20
   Devon Energy                                             900              68
   Dresser-Rand Group (B)*                               11,100             409
   EnCana (B)                                             6,800             398
   Exxon Mobil (B)                                      118,381          10,149
   FMC Technologies (B)*                                  4,700             445
   Forest Oil*                                              300              12
   Foundation Coal Holdings (B)                           5,530             188
   Frontier Oil (B)                                       8,000             328
   Global Industries*                                     1,600              39
   GlobalSantaFe                                          1,462             103
   Halliburton (B)                                       30,200           1,045
   Helmerich & Payne                                     15,700             494
   Hess (B)                                              18,346           1,126
   Holly (B)                                              8,600             573
   Hornbeck Offshore Services (B)*                        9,400             359
   Marathon Oil (B)                                      39,193           2,112
   Murphy Oil (B)                                         4,654             284
   Nabors Industries*                                       300               9
   National Oilwell Varco*                                1,300             166
   Noble (B)                                              9,000             441
   Noble Energy                                             900              54
   Occidental Petroleum (B)                              12,600             714
   Oceaneering International*                               100               7
   Overseas Shipholding Group                               100               7
   Patterson-UTI Energy (B)                              18,000             386
   Petro-Canada (B)*                                     11,200             572
   Plains Exploration & Production*                         600              22
   Pogo Producing                                           100               5
   Pride International*                                  11,486             404
   Quicksilver Resources*                                   300              12
   Range Resources                                        1,000              36
   Schlumberger                                           6,000             579
   Southwestern Energy*                                     900              33
   Sunoco (B)                                            13,600             995
   Superior Energy Services*                                200               8
   Teekay Shipping                                          600              35
   Tesoro                                                 4,193             207
   Tidewater                                                300              20
   Transocean (B)*                                        4,800             504
   Valero Energy (B)                                     20,169           1,382
   W&T Offshore                                             869              19
   Weatherford International*                             1,000              58
   Western Refining                                         200              10
   Williams                                               1,000              31
   XTO Energy                                             1,500              82
                                                                  --------------
                                                                         34,736
                                                                  --------------
FINANCIALS -- 15.4%
   A.G. Edwards (B)                                       4,749             397
   ACE                                                    6,271             362
   Aflac                                                  1,900             101
   Alleghany*                                               204              84
   Allied Capital                                           900              27
   Allied World Assurance Holdings                          300              14
   Allstate (B)                                          18,300           1,002


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   AMBAC Financial Group                                  6,200   $         389
   American Capital Strategies                            3,700             153
   American Express                                       3,000             176
   American Financial Group (B)                          23,152             653
   American Financial Realty Trust+                       5,800              48
   American International Group (B)                      25,153           1,660
   American National Insurance                              429              54
   AmeriCredit*                                           2,796              48
   Ameriprise Financial                                   1,900             116
   Annaly Capital Management+                            10,800             152
   AON (B)                                               17,458             756
   Apartment Investment &
      Management, Cl A+                                     400              18
   Arch Capital Group*                                      700              50
   Archstone-Smith Trust+                                   500              29
   Arthur J. Gallagher                                    2,249              66
   Ashford Hospitality Trust+                            23,300             254
   Assurant (B)                                           9,940             512
   AvalonBay Communities+ (B)                             4,021             460
   Axis Capital Holdings                                  4,200             152
   Bank of America (B)                                   55,257           2,800
   Bank of Hawaii                                           767              39
   Bank of New York Mellon                                8,911             360
   Bankunited Financial, Cl A                             1,600              27
   BB&T                                                   7,500             298
   Bear Stearns                                           1,600             174
   BOK Financial                                            521              27
   Boston Properties+                                       300              30
   Brandywine Realty Trust+ (B)                          13,900             358
   BRE Properties, Cl A+                                    500              28
   Brookfield Asset Management, Cl A*                     3,150             107
   Capital One Financial (B)                             18,059           1,168
   CapitalSource+                                           500               9
   Capitol Federal Financial                                405              14
   CB Richard Ellis Group, Cl A*                          1,400              41
   Charles Schwab                                         5,787             115
   Chubb (B)                                             20,900           1,069
   CIT Group (B)                                         11,300             425
   Citigroup (B)                                         54,415           2,551
   CME Group                                              3,988           2,213
   Colonial BancGroup                                     1,900              40
   Colonial Properties Trust+                               300              11
   Comerica (B)                                          12,200             680
   Commerce Bancshares                                      255              12
   Compass Bancshares                                     1,300              85
   Countrywide Financial (B)                             26,700             530
   Credicorp                                              2,800             172
   Crystal River Capital+                                 1,000              16
   Discover Financial Services (B)*                      19,591             453
   Duke Realty+                                           1,500              51
   Eaton Vance (B)                                       15,727             604
   Equity Residential+                                      500              20
   Essex Property Trust+                                    200              24
   Everest Re Group                                       2,800             285
   Fannie Mae                                             9,353             614
   Federal Realty Investment Trust+                         100               8
   Federated Investors, Cl B                                400              14
   Fidelity National Financial, Cl A                      2,857              52
   First American                                         5,613             235
   First Citizens BancShares, Cl A                          420              74
   First Marblehead                                       1,100              37
   Forest City Enterprises, Cl A                          2,700             150
   Franklin Resources (B)                                17,467           2,302
   Freddie Mac (B)                                       11,289             695
   General Growth Properties+ (B)                         9,200             457
   Genworth Financial, Cl A                               3,300              96
   Goldman Sachs Group (B)                               11,300           1,989
   Hanover Insurance Group                                1,700              73

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Hartford Financial Services Group (B)                 13,008   $       1,157
   Health Care Property Investors+                        4,100             125
   Health Care+                                             800              32
   Hospitality Properties Trust+                          2,500              99
   Host Hotels & Resorts+                                12,084             269
   HRPT Properties Trust+                                 1,000              10
   Hudson City Bancorp                                   15,000             213
   Huntington Bancshares                                 13,778             237
   IntercontinentalExchange*                             21,100           3,078
   iStar Financial+ (B)                                  14,400             527
   Janus Capital Group (B)                               21,400             569
   Jones Lang LaSalle (B)                                13,506           1,508
   JPMorgan Chase (B)                                   116,862           5,203
   Keycorp (B)                                           22,800             759
   Kimco Realty+                                            100               4
   Lehman Brothers Holdings (B)                           8,700             477
   Lincoln National                                       3,500             213
   Loews (B)                                             58,213           2,737
   M&T Bank                                                 300              32
   Macerich+                                                200              16
   Mack-Cali Realty+                                        500              21
   Markel*                                                  300             143
   Marsh & McLennan                                       5,100             136
   MBIA (B)                                               7,300             438
   Merrill Lynch (B)                                     26,320           1,940
   Metlife (B)                                           12,799             820
   Montpelier Re Holdings                                 6,300             104
   Moody's (B)                                            7,600             348
   Morgan Stanley (B)                                    23,200           1,447
   National City                                          5,300             143
   National Financial Partners                            1,700              83
   Nationwide Financial Services, Cl A                    1,300              70
   New York Community Bancorp                               200               4
   Newcastle Investment+                                 13,100             218
   NewStar Financial*                                     1,500              17
   Northern Trust                                         3,792             233
   NorthStar Realty Finance+ (B)                         32,700             347
   NYSE Euronext                                            800              58
   Old Republic International                             1,400              25
   PartnerRe                                                100               7
   People's United Financial                              3,230              57
   Philadelphia Consolidated Holding*                       900              36
   PMI Group (B)                                         14,900             472
   PNC Financial Services Group (B)                      11,631             818
   Popular                                               24,900             307
   Principal Financial Group                                500              28
   Progressive                                              500              10
   Prologis+                                                100               6
   Prudential Financial                                   2,652             238
   Public Storage+                                          292              22
   Rayonier+ (B)                                         14,729             629
   Regency Centers+                                         100               7
   Regions Financial                                      7,344             230
   Reinsurance Group of America                             300              16
   Safeco (B)                                            10,700             621
   Simon Property Group+                                    200              19
   SL Green Realty+                                       1,449             162
   SLM                                                      831              42
   Sovereign Bancorp                                        800              14
   St. Joe                                                  400              13
   State Street                                             600              37
   SunTrust Banks                                           900              71
   Synovus Financial                                        500              14
   T. Rowe Price Group                                      800              41
   Taubman Centers+                                         600              31
   TD Ameritrade Holding*                                14,300             260
   Torchmark                                              1,000              62
   Transatlantic Holdings                                 4,938             350


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Travelers (B)                                         40,923   $       2,068
   UDR+                                                     200               5
   UnionBanCal                                            5,834             343
   UnumProvident                                          3,500              86
   US Bancorp                                             9,800             317
   Ventas+                                                  600              23
   Vornado Realty Trust+                                    300              32
   Wachovia (B)                                          31,811           1,558
   Washington Mutual (B)                                 17,900             657
   Weingarten Realty Investors+                             400              16
   Wells Fargo (B)                                       36,400           1,330
   XL Capital, Cl A                                       3,700             282
   Zions Bancorporation                                     300              21
                                                                  --------------
                                                                         64,583
                                                                  --------------
HEALTH CARE -- 11.8%
   Abbott Laboratories (B)                               12,700             659
   Aetna (B)                                             23,919           1,218
   Allergan                                              41,000           2,460
   AmerisourceBergen (B)                                 39,970           1,913
   Amgen*                                                 2,010             101
   Amylin Pharmaceuticals*                                1,184              58
   Analogic                                               3,700             256
   Applera -- Applied Biosystems Group                    1,000              32
   Bausch & Lomb*                                         1,100              70
   Baxter International (B)                               8,755             479
   Becton Dickinson (B)                                   7,800             600
   Biogen Idec (B)*                                       4,900             313
   Biomet                                                 4,500             206
   Biovail (B)*                                          18,000             315
   Bristol-Myers Squibb                                  10,745             313
   C.R. Bard                                                300              25
   Cardinal Health (B)                                   29,344           2,007
   Celgene*                                               8,828             567
   Cephalon*                                                300              22
   Cerner*                                                3,900             222
   Charles River Laboratories
      International (B)*                                  6,300             331
   Cigna (B)                                             30,036           1,552
   Cooper                                                   300              15
   Covance*                                               3,000             220
   Coventry Health Care*                                    782              45
   Covidien (B)*                                         17,312             690
   Cubist Pharmaceuticals*                                6,300             144
   Cutera*                                                1,900              42
   Cytyc*                                                 3,400             145
   Dade Behring Holdings (B)                              4,100             310
   Edwards Lifesciences*                                    200              10
   Eli Lilly (B)                                          7,500             430
   Express Scripts (B)*                                  19,123           1,047
   Forest Laboratories (B)*                              10,800             406
   Genentech (B)*                                        50,760           3,797
   Genzyme (B)*                                           7,938             495
   Gilead Sciences (B)*                                  23,100             840
   Health Net (B)*                                       27,474           1,505
   Henry Schein*                                          2,395             139
   Hillenbrand Industries                                 3,954             228
   HLTH*                                                 23,763             351
   Hologic*                                               3,300             175
   Humana (B)*                                           16,580           1,063
   Idexx Laboratories*                                      100              11
   IMS Health                                               300               9
   Intuitive Surgical*                                    1,300             288
   Invitrogen (B)*                                       10,800             841
   Johnson & Johnson (B)                                 41,300           2,552
   Kinetic Concepts*                                      1,800             108
   King Pharmaceuticals*                                 26,800             403

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Laboratory of America Holdings*                        2,300   $         179
   LifePoint Hospitals*                                     600              17
   Manor Care                                             1,300              83
   McKesson (B)                                          33,026           1,889
   Medco Health Solutions (B)*                           22,531           1,925
   Medtronic (B)                                         16,700             882
   Mentor                                                   500              22
   Merck (B)                                             21,800           1,094
   Millennium Pharmaceuticals*                              100               1
   Millipore*                                                97               7
   Mylan Laboratories                                     4,300              65
   OSI Pharmaceuticals*                                   5,200             177
   PDL BioPharma*                                        16,800             328
   PerkinElmer                                            1,400              38
   Pfizer (B)                                           135,058           3,355
   Quidel*                                               14,400             244
   Respironics*                                             400              19
   Schering-Plough                                       10,147             305
   Sierra Health Services*                                3,084             130
   St. Jude Medical*                                      1,000              44
   Stryker*                                               3,400             227
   Thermo Fisher Scientific*                              9,200             499
   UnitedHealth Group (B)                                70,900           3,546
   VCA Antech*                                            2,800             114
   Waters (B)*                                            7,500             462
   Watson Pharmaceuticals*                                  600              18
   WebMD Health, Cl A*                                    2,377             130
   WellCare Health Plans*                                 1,900             188
   WellPoint (B)*                                         8,400             677
   Wyeth (B)                                             12,685             587
   Zimmer Holdings*                                      28,100           2,201
                                                                  --------------
                                                                         49,481
                                                                  --------------
INDUSTRIALS -- 10.0%
   3M (B)                                                 5,100             464
   Acuity Brands (B)                                      6,700             352
   Administaff                                            2,100              72
   AGCO*                                                  3,500             151
   Alexander & Baldwin                                      400              21
   American Standard                                        700              26
   AMR*                                                   5,598             137
   Armstrong World Industries*                            3,100             130
   Avery Dennison                                           300              18
   Avis Budget Group*                                     4,095              95
   BE Aerospace*                                            900              35
   Boeing (B)                                            31,035           3,001
   Brink's                                                  100               6
   Burlington Northern Santa Fe                             300              24
   C.H. Robinson Worldwide                                5,404             265
   Caterpillar (B)                                       10,900             826
   ChoicePoint (B)*                                      12,100             476
   Con-way                                                1,449              70
   Continental Airlines, Cl B*                            2,843              95
   Cooper Industries, Cl A                                  200              10
   Copart*                                                  100               3
   Corrections of America*                                5,600             144
   Covanta Holding*                                         800              18
   Crane                                                    900              40
   CSX                                                      600              25
   Cummins (B)                                            6,671             790
   Danaher                                                  600              47
   Deere                                                  1,200             163
   Delta Air Lines (B)*                                  39,331             664
   Dover                                                  5,200             257
   Dun & Bradstreet (B)                                   6,100             595
   Eaton (B)                                              8,200             773
   Emerson Electric                                       1,200              59


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Equifax                                                  100   $           4
   Expeditors International Washington                   44,000           1,943
   FedEx (B)                                              4,810             528
   Flowserve                                              5,691             406
   Fluor                                                  8,493           1,080
   Foster Wheeler*                                          800              95
   Gardner Denver (B)*                                    8,600             343
   General Cable*                                         3,757             219
   General Dynamics                                       2,500             196
   General Electric (B)                                 119,540           4,647
   Goodrich                                              11,379             719
   Harsco                                                 5,687             317
   Hertz Global Holdings*                                 2,063              46
   Honeywell International (B)                           15,422             866
   Hubbell, Cl B                                          2,768             150
   Huron Consulting Group*                                3,200             211
   Illinois Tool Works                                      600              35
   Ingersoll-Rand, Cl A                                   3,200             166
   ITT                                                    3,800             258
   Jacobs Engineering Group (B)*                          6,554             433
   Kansas City Southern*                                    400              12
   KBR*                                                   2,236              73
   L-3 Communications Holdings (B)                        3,100             305
   Labor Ready*                                           9,900             207
   Laidlaw International                                  2,400              83
   Landstar System                                        1,000              43
   Lennox International                                  12,447             448
   Lockheed Martin (B)                                   15,184           1,505
   Manitowoc                                              1,300             103
   Manpower                                               5,227             367
   McDermott International*                                 200              19
   MSC Industrial Direct, Cl A (B)                        7,700             399
   Norfolk Southern (B)                                  21,100           1,081
   Northrop Grumman (B)                                  19,302           1,522
   Northwest Airlines*                                    4,731              88
   Owens Corning*                                         6,587             164
   Paccar                                                 1,850             158
   Pall                                                   3,000             114
   Parker Hannifin (B)                                   12,521           1,346
   Pitney Bowes                                             400              18
   Precision Castparts                                    5,100             665
   Quanta Services*                                       3,900             110
   Raytheon (B)                                          26,133           1,603
   Republic Services                                      8,500             264
   Rockwell Automation (B)                                4,600             324
   Rockwell Collins                                         100               7
   RR Donnelley & Sons (B)                               16,627             596
   Ryder System (B)                                      18,155             994
   Shaw Group*                                            5,128             257
   SPX (B)                                                2,940             265
   Steelcase, Cl A                                        1,378              24
   Stericycle (B)*                                       10,100             504
   Teleflex (B)                                             600              47
   Terex*                                                 3,309             264
   Thomas & Betts (B)*                                   11,000             609
   Timken (B)                                            13,600             484
   Trinity Industries (B)                                 8,500             319
   Tyco International (B)                                12,861             568
   UAL*                                                     500              24
   Union Pacific                                          1,100             123
   United Parcel Service, Cl B                           27,500           2,086
   United Rentals*                                        3,900             127
   United Technologies                                    1,200              90
   URS*                                                   4,543             243
   UTI Worldwide                                          1,300              29
   Waste Management (B)                                   8,000             301
   WESCO International*                                   7,490             356

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   WW Grainger (B)                                        3,900   $         357
                                                                  --------------
                                                                         42,209
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.2%
   Accenture, Cl A                                        4,200             173
   Activision*                                            5,800             113
   ADC Telecommunications*                                  900              16
   Adobe Systems*                                         1,700              73
   Affiliated Computer Services, Cl A*                    4,295             215
   Agilent Technologies (B)*                             12,192             444
   Akamai Technologies*                                   1,800              58
   Alliance Data Systems*                                 1,400             110
   Amdocs*                                                1,047              37
   Amphenol, Cl A                                           800              29
   Analog Devices                                           500              18
   Apple*                                                 4,136             573
   Applied Materials                                        700              15
   Arrow Electronics (B)*                                33,569           1,409
   Atmel*                                                10,793              57
   Autodesk*                                                600              28
   Automatic Data Processing (B)                          5,900             270
   Avaya*                                                 2,600              44
   Avnet*                                                20,324             799
   BEA Systems*                                             400               5
   BMC Software*                                         15,700             481
   CA                                                       700              18
   Cadence Design Systems (B)*                           19,600             426
   CDW*                                                     200              17
   Ceridian*                                              4,200             144
   Check Point Software Technologies (B)*                21,500             504
   Checkfree*                                                78               4
   Cisco Systems (B)*                                    69,800           2,228
   Cognizant Technology Solutions, Cl A*                    700              51
   CommScope*                                               700              40
   Computer Sciences (B)*                                14,634             819
   Compuware (B)*                                        45,100             366
   Convergys*                                             4,000              67
   Corning*                                              16,069             376
   Cypress Semiconductor*                                   700              17
   Dell*                                                  4,294             121
   Diebold                                                  600              26
   DST Systems*                                           2,500             191
   eBay (B)*                                             91,700           3,127
   Electronic Arts*                                         300              16
   Electronic Data Systems (B)                           35,773             819
   EMC (B)*                                              39,000             767
   Emulex*                                                1,600              31
   Exar*                                                 11,700             156
   F5 Networks*                                           1,600              56
   Factset Research Systems                               3,500             210
   Fair Isaac                                             2,700             100
   Fairchild Semiconductor International*                16,736             314
   Fidelity National Information Services                 2,744             130
   First Data                                             6,337             210
   Fiserv (B)*                                           10,000             465
   Google, Cl A (B)*                                      8,593           4,428
   Harris (B)                                             5,600             341
   Hewitt Associates, Cl A*                               1,900              64
   Hewlett-Packard (B)                                   85,813           4,235
   Ingram Micro, Cl A (B)*                               47,450             932
   Integrated Device Technology*                         15,200             238
   Intel (B)                                             35,012             902
   InterDigital*                                            500              12
   International Business Machines (B)                   27,601           3,221
   Intersil, Cl A (B)                                    13,000             433


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Intuit (B)*                                           88,900   $       2,428
   Iron Mountain*                                           600              17
   Jabil Circuit                                         15,107             335
   Juniper Networks*                                     34,500           1,136
   Kla-Tencor (B)                                         8,000             460
   Lam Research (B)*                                     20,898           1,121
   Lexmark International, Cl A*                           1,900              71
   LSI Logic*                                             7,296              50
   Marvell Technology Group*                              1,100              18
   Mastercard, Cl A                                       2,800             384
   McAfee*                                                4,600             164
   MEMC Electronic Materials*                             2,000             123
   Mettler Toledo International*                          5,428             512
   Microsoft (B)                                        153,087           4,398
   NAVTEQ*                                                  400              25
   NCR*                                                  14,593             726
   Netlogic Microsystems*                                 1,600              47
   Network Appliance*                                     3,200              89
   Novellus Systems*                                      2,000              55
   Nvidia*                                                1,000              51
   Oracle*                                               57,800           1,172
   Paychex                                               50,000           2,221
   PMC - Sierra*                                         33,500             257
   Progress Software*                                     1,600              49
   QLogic*                                               17,600             234
   Qualcomm (B)                                          91,900           3,666
   Rambus*                                                2,200              33
   Research In Motion (B)*                               42,500           3,630
   Riverbed Technology*                                   5,300             235
   Salesforce.com*                                          800              32
   SanDisk*                                              30,000           1,682
   Seagate Technology                                    88,700           2,290
   Sigma Designs*                                           600              25
   Silicon Laboratories (B)*                             11,200             413
   SPSS*                                                  3,100             126
   SYKES Enterprises*                                     5,500              91
   Symantec (B)*                                         53,600           1,008
   Synopsys*                                              3,800             104
   Tech Data (B)*                                        21,610             843
   Tektronix (B)                                         11,900             383
   Texas Instruments (B)                                 45,222           1,548
   Total System Services                                  5,800             161
   Tyco Electronics (B)*                                 19,584             683
   Unisys*                                               30,726             226
   Varian Semiconductor Equipment
      Associates*                                         7,800             434
   VeriFone Holdings*                                       400              15
   VeriSign*                                              8,385             270
   Vishay Intertechnology*                               22,985             304
   Western Union                                         51,900             977
   Xerox (B)*                                            31,134             533
   Xilinx                                                 4,400             112
   Zebra Technologies, Cl A*                              7,000             254
   Zoran*                                                 6,900             119
                                                                  --------------
                                                                         67,929
                                                                  --------------
MATERIALS -- 3.7%
   Air Products & Chemicals                                 100               9
   AK Steel Holding*                                      3,100             124
   Albemarle                                              2,900             117
   Alcoa                                                  4,000             146
   Allegheny Technologies                                 2,100             209
   Ashland                                                3,500             209
   Ball (B)                                               8,500             445
   Bemis                                                    400              12
   Cabot                                                  1,900              77
   Carpenter Technology                                     597              70

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Celanese, Ser A                                        4,900   $         176
   Chaparral Steel                                        1,100              94
   Cleveland-Cliffs                                       1,200              92
   Commercial Metals                                      4,548             131
   Crown Holdings (B)*                                   33,262             799
   Domtar*                                                7,900              63
   Dow Chemical (B)                                      17,509             746
   E.I. Du Pont de Nemours                                2,200             107
   Eastman Chemical                                       7,206             481
   Ecolab                                                 6,100             254
   Florida Rock Industries                                1,600             100
   FMC                                                    5,898             531
   Freeport-McMoRan Copper & Gold, Cl B                   2,972             260
   Gerdau Ameristeel*                                    10,900             126
   Headwaters*                                              600              10
   Huntsman                                                 800              21
   International Flavors & Fragrances                     3,100             156
   International Paper (B)                               12,210             429
   Lubrizol                                               1,100              70
   Lyondell Chemical                                      2,500             116
   Martin Marietta Materials                              1,000             135
   Methanex                                              11,500             259
   Monsanto (B)                                           8,200             572
   Mosaic*                                               12,700             534
   Nalco Holding                                          3,500              88
   Nova Chemicals (B)                                    11,600             420
   Nucor (B)                                             12,415             657
   Owens-Illinois (B)*                                    9,169             369
   Pactiv (B)*                                           25,313             740
   PPG Industries                                         3,622             266
   Praxair                                               28,100           2,126
   Reliance Steel & Aluminum                              2,247             119
   Rohm & Haas                                            6,125             346
   RPM International                                        700              16
   Scotts Miracle-Gro, Cl A                                 600              27
   Sealed Air                                             1,300              34
   Sigma-Aldrich                                            400              18
   Smurfit-Stone Container*                              22,205             234
   Sonoco Products                                        1,900              68
   Southern Copper (B)                                    7,600             800
   Steel Dynamics                                         7,500             325
   Temple-Inland                                          2,000             110
   United States Steel                                    7,100             671
   Valspar                                                5,700             154
   Vulcan Materials                                       1,846             166
   Weyerhaeuser                                           1,600             109
                                                                  --------------
                                                                         15,543
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.2%
   Alltel                                                 1,197              82
   American Tower, Cl A*                                  3,700             147
   AT&T (B)                                             118,608           4,729
   Bell Aliant Regional Communications
      Income Fund (Canada)                                  254               7
   CenturyTel (B)                                        15,500             744
   Citizens Communications                                8,200             119
   Crown Castle International*                           40,200           1,478
   Embarq                                                 1,625             101
   Leap Wireless International*                           2,300             167
   Qwest Communications International*                   15,000             134
   Rogers Communications, Cl B (B)*                       8,900             403
   Sprint Nextel (B)                                     89,410           1,692
   Telephone & Data Systems                               3,200             207
   US Cellular (B)*                                      13,894           1,351
   Verizon Communications (B)                            40,588           1,700


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Windstream (B)                                        42,050   $         600
                                                                  --------------
                                                                         13,661
                                                                  --------------
UTILITIES -- 3.0%
   AES*                                                     700              13
   AGL Resources                                          1,600              64
   Allegheny Energy*                                      1,100              57
   Alliant Energy                                         6,013             228
   Ameren                                                   400              20
   American Electric Power                                7,100             316
   Atmos Energy                                           6,400             180
   Centerpoint Energy                                    12,300             199
   CMS Energy (B)                                        27,074             442
   Consolidated Edison (B)                               10,400             478
   Constellation Energy Group (B)                         6,300             523
   Dominion Resources                                     1,300             111
   DPL                                                    2,913              77
   DTE Energy                                             1,600              76
   Duke Energy                                            8,024             147
   Dynegy, Cl A*                                         39,200             317
   Edison International (B)                              11,170             589
   Energen (B)                                           13,800             741
   Entergy                                                3,000             311
   Equitable Resources                                    4,600             226
   Exelon                                                 1,400              99
   FirstEnergy (B)                                       14,900             915
   FPL Group                                              8,100             477
   Great Plains Energy                                    1,100              31
   Integrys Energy Group                                    300              15
   MDU Resources Group                                    4,409             119
   Mirant*                                                6,800             265
   National Fuel Gas                                      2,100              93
   NiSource                                               7,900             149
   Northeast Utilities                                   13,300             368
   NRG Energy (B)*                                       16,900             644
   NSTAR                                                  1,900              62
   OGE Energy                                               300              10
   Oneok                                                  3,300             155
   Pepco Holdings                                           200               6
   PG&E (B)                                              19,898             885
   Pinnacle West Capital                                  3,000             120
   PPL                                                    3,500             169
   Progress Energy (B)                                    5,700             261
   Public Service Enterprise Group (B)                   14,276           1,213
   Puget Energy                                           4,300             100
   Questar                                                  600              30
   Reliant Energy*                                       12,236             312
   SCANA                                                    500              19
   Sempra Energy                                          3,600             198
   Southern                                               2,900             103
   TXU                                                    1,823             123
   UGI                                                    5,600             143
   Vectren                                                  500              14
   Wisconsin Energy                                         300              13
   Xcel Energy                                           10,400             214
                                                                  --------------
                                                                         12,440
                                                                  --------------
Total Common Stock
   (Cost $356,691) ($ Thousands)                                        382,332
                                                                  --------------

LIMITED PARTNERSHIP -- 17.1%
   SEI Libor Plus L.P., 5.830%**++                    7,174,326          71,743
                                                                  --------------
Total Limited Partnership
   (Cost $71,743) ($ Thousands)                                          71,743
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Shares/ Face
                                                         Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 10.6%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510%**++ (B)          44,391,091   $      44,391
                                                                  --------------
Total Cash Equivalent
   (Cost $44,391) ($ Thousands)                                          44,391
                                                                  --------------
U.S. TREASURY OBLIGATIONS (A) -- 0.1%
   U.S. Treasury Bills
      4.862%, 12/13/07                             $        200             198
      3.939%, 11/23/07                                      450             446
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $643) ($ Thousands)                                                644
                                                                  --------------
Total Investments -- 118.9%
   (Cost $473,468) ($ Thousands)+++                               $     499,110
                                                                  ==============

COMMON STOCK SOLD SHORT  -- (14.0)%

CONSUMER DISCRETIONARY -- (3.7)%
   Advance Auto Parts                                   (13,485)           (480)
   Apollo Group, Cl A*                                   (3,991)           (234)
   Barnes & Noble                                        (8,100)           (292)
   Carmax*                                              (19,700)           (446)
   Centex                                               (10,500)           (304)
   Central European Media
   Entertainment, Cl A*                                  (5,790)           (534)
   Corinthian Colleges*                                 (16,600)           (233)
   CROCS*                                                (1,802)           (106)
   Dillards, Cl A                                       (10,700)           (254)
   Discovery Holding, Cl A*                             (20,291)           (510)
   DR Horton                                            (37,434)           (566)
   Dreamworks Animation SKG, Cl A*                       (6,553)           (202)
   Eastman Kodak                                         (4,000)           (107)
   Foot Locker                                          (12,800)           (214)
   Fortune Brands                                        (5,100)           (424)
   Gamestop, Cl A*                                       (3,600)           (180)
   Gentex                                               (57,130)         (1,145)
   H&R Block                                            (24,900)           (494)
   Hearst-Argyle Television                                (325)             (8)
   International Game Technology                        (27,026)         (1,032)
   International Speedway, Cl A                            (450)            (21)
   Interpublic Group                                    (42,600)           (466)
   KB Home                                              (14,037)           (426)
   Las Vegas Sands*                                      (9,600)           (957)
   Lennar, Cl A                                         (23,290)           (658)
   Liberty Media Holding-Capital, Ser A*                 (1,093)           (119)
   Limited Brands                                       (11,300)           (262)
   MDC Holdings                                          (5,609)           (250)
   MGM Mirage                                            (4,500)           (378)
   News, Cl A                                            (2,500)            (51)
   O'Reilly Automotive*                                  (9,600)           (341)
   Pulte Homes                                          (27,599)           (459)
   Quiksilver*                                          (24,700)           (331)
   R.H. Donnelley                                        (5,183)           (305)
   Royal Caribbean Cruises                               (7,800)           (297)
   Ryland Group                                          (4,045)           (116)
   Saks*                                                 (3,500)            (57)
   Sally Beauty Holdings                                (24,000)           (204)
   Scientific Games, Cl A*                              (10,500)           (366)
   Service                                               (1,684)            (21)
   Target                                                (1,600)           (105)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Tiffany                                               (4,798)  $        (246)
   Toll Brothers*                                        (3,085)            (66)
   Urban Outfitters*                                     (3,472)            (79)
   Warner Music Group                                   (29,300)           (337)
   Weight Watchers International                           (361)            (19)
   Wynn Resorts*                                         (3,790)           (469)
   XM Satellite Radio Holdings, Cl A*                   (25,600)           (319)
                                                                  --------------
                                                                        (15,490)
                                                                  --------------
CONSUMER STAPLES -- (0.1)%
   Clorox                                                (1,334)            (80)
   CVS Caremark                                          (2,900)           (110)
   Whole Foods Market                                      (982)            (43)
                                                                  --------------
                                                                           (233)
                                                                  --------------
ENERGY -- (1.8)%
   Arch Coal                                            (12,700)           (375)
   Baker Hughes                                          (2,900)           (243)
   BJ Services                                           (1,100)            (27)
   Cameco                                               (14,600)           (590)
   Cimarex Energy                                        (2,363)            (85)
   CNX Gas*                                             (17,400)           (464)
   Continental Resources*                                (3,600)            (53)
   Denbury Resources*                                   (18,300)           (728)
   Diamond Offshore Drilling                             (1,900)           (200)
   Enbridge                                             (13,200)           (445)
   Overseas Shipholding Group                            (4,145)           (296)
   Peabody Energy                                       (18,600)           (791)
   Quicksilver Resources*                               (27,242)         (1,088)
   Rowan                                                 (7,900)           (297)
   Spectra Energy                                       (25,177)           (585)
   Tetra Technologies*                                  (13,900)           (278)
   Tidewater                                             (3,795)           (248)
   TransCanada                                          (16,700)           (582)
   W&T Offshore                                         (13,200)           (294)
                                                                  --------------
                                                                         (7,669)
                                                                  --------------
FINANCIALS -- (2.4)%
   Affiliated Managers Group*                            (1,400)           (158)
   AMB Property+                                         (5,000)           (275)
   American Capital Strategies                           (3,739)           (154)
   Archstone-Smith Trust+                                (3,600)           (212)
   Arthur J. Gallagher                                   (4,700)           (139)
   AvalonBay Communities+                                (2,900)           (332)
   Bear Stearns                                          (1,550)           (168)
   Camden Property Trust+                                (3,400)           (209)
   Capitol Federal Financial                            (11,000)           (383)
   City National                                         (2,000)           (143)
   Commerce Bancorp                                     (16,008)           (588)
   Conseco*                                             (12,300)           (173)
   Douglas Emmett+                                      (19,038)           (465)
   Equity Residential+                                   (2,900)           (117)
   Fidelity National Financial, Cl A                    (15,400)           (280)
   First American                                        (7,800)           (326)
   Hudson City Bancorp                                  (89,953)         (1,279)
   IntercontinentalExchange*                             (3,032)           (442)
   Investment Technology Group*                          (3,600)           (146)
   Leucadia National                                    (24,698)         (1,096)
   Markel*                                                 (100)            (48)
   Marsh & McLennan                                      (1,500)            (40)
   MBIA                                                  (7,737)           (464)
   MGIC Investment                                       (5,268)           (159)
   OneBeacon Insurance Group                               (321)             (7)
   Peoples United Financial                             (21,420)           (379)
   Plum Creek Timber+                                    (2,700)           (113)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   PMI Group                                             (5,609)  $        (178)
   Progressive                                           (5,100)           (104)
   Rayonier+                                               (700)            (30)
   SL Green Realty+                                      (2,300)           (256)
   T. Rowe Price Group                                   (4,400)           (226)
   TFS Financial*                                        (2,838)            (33)
   Unitrin                                               (1,800)            (82)
   Valley National Bancorp                              (28,195)           (640)
   White Mountains Insurance Group                         (100)            (52)
                                                                  --------------
                                                                         (9,896)
                                                                  --------------
HEALTH CARE -- (1.9)%
   Abraxis BioScience*                                   (1,800)            (39)
   Advanced Medical Optics                               (7,800)           (224)
   Affymetrix*                                          (10,400)           (236)
   Boston Scientific*                                    (7,775)           (100)
   Brookdale Senior Living                              (17,602)           (645)
   Cephalon*                                             (4,800)           (360)
   Community Health Care Systems*                        (2,100)            (73)
   Cooper                                               (17,326)           (845)
   Health Management Associates, Cl A                   (13,804)            (94)
   Henry Schein*                                         (1,100)            (64)
   Kinetic Concepts*                                     (2,341)           (141)
   Lifepoint Hospitals*                                 (12,810)           (360)
   McKesson                                              (4,500)           (257)
   Millipore                                             (2,100)           (146)
   Mylan Laboratories                                    (5,647)            (85)
   Omnicare                                             (20,200)           (659)
   Patterson*                                            (2,000)            (74)
   Pharmaceutical Product Development                   (25,799)           (904)
   Resmed*                                              (20,000)           (813)
   Respironics*                                          (4,300)           (204)
   Sepracor*                                             (6,200)           (181)
   Tenet Healthcare*                                    (90,300)           (306)
   Varian Medical Systems*                               (8,000)           (323)
   VCA Antech*                                           (6,600)           (270)
   Vertex Pharmaceuticals*                              (11,800)           (460)
                                                                  --------------
                                                                         (7,863)
                                                                  --------------
INDUSTRIALS -- (1.1)%
   AMR*                                                 (13,500)           (331)
   BE Aerospace*                                         (8,300)           (323)
   Copa Holdings, Cl A                                   (3,217)           (156)
   Corporate Executive Board                             (9,319)           (634)
   Corrections Corporation of America*                   (2,700)            (69)
   Covanta Holding*                                     (15,700)           (355)
   Danaher                                                 (500)            (39)
   DRS Technologies                                      (6,013)           (315)
   Expeditors International Washington                   (2,800)           (124)
   Flowserve                                             (3,600)           (257)
   Foster Wheeler*                                       (4,531)           (537)
   Graco                                                 (2,428)            (98)
   Joy Global                                            (1,000)            (43)
   Kansas City Southern                                  (2,700)            (82)
   Southwest Airlines                                   (25,407)           (384)
   Spirit Aerosystems Holdings, Cl A*                    (5,200)           (186)
   Stericycle*                                           (5,318)           (265)
   Sunpower, Cl A*                                       (8,000)           (547)
                                                                  --------------
                                                                         (4,745)
                                                                  --------------
INFORMATION TECHNOLOGY -- (2.1)%
   Advanced Micro Devices*                              (24,300)           (316)
   Amphenol,Cl A                                         (4,900)           (177)
   Applied Materials                                    (10,700)           (228)
   Avid Technology*                                      (4,000)           (123)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   BEA Systems*                                         (15,700)  $        (191)
   Brocade Communication Systems*                       (14,672)           (103)
   CACI International, Cl A*                             (1,300)            (66)
   Ciena*                                                (2,400)            (91)
   Diebold                                               (3,600)           (158)
   Electronic Arts*                                      (5,300)           (281)
   Equinix*                                              (4,200)           (372)
   F5 Networks*                                         (16,262)           (569)
   Fair Isaac                                           (11,255)           (416)
   Fairchild Semiconductor, Cl A*                        (5,900)           (111)
   Global Payments                                       (2,585)           (102)
   International Rectifier*                                (600)            (21)
   Intersil, Cl A                                        (6,724)           (224)
   JDS Uniphase*                                        (26,140)           (381)
   Juniper Networks*                                     (5,587)           (184)
   Micron Technology                                    (28,200)           (323)
   Molex                                                 (2,200)            (57)
   Motorola                                              (4,600)            (78)
   Novell*                                               (9,000)            (67)
   Paychex                                              (25,257)         (1,122)
   QLogic*                                              (40,408)           (537)
   Rambus*                                              (24,559)           (370)
   Red Hat*                                              (6,021)           (117)
   Salesforce.com*                                      (11,300)           (457)
   SanDisk*                                                 (10)             (1)
   SAVVIS*                                               (9,200)           (365)
   Silicon Laboratories*                                (12,103)           (447)
   Tellabs*                                              (6,700)            (71)
   VeriFone Holdings*                                    (9,500)           (351)
   Vishay Intertechnology*                              (11,700)           (155)
   Western Digital*                                      (3,124)            (73)
   Zebra Technology*                                     (1,271)            (46)
                                                                  --------------
                                                                         (8,751)
                                                                  --------------
MATERIALS -- (0.5)%
   Florida Rock Industries                               (5,300)           (331)
   Ivanhoe Mines*                                       (32,400)           (362)
   Mosaic                                               (11,500)           (483)
   Potash of Saskatchewan                                (5,800)           (514)
   Temple-Inland                                         (5,800)           (319)
   Weyerhaeuser                                          (1,200)            (82)
                                                                  --------------
                                                                         (2,091)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.3)%
   Level 3 Communications*                              (86,586)           (453)
   MetroPCS Communications*                              (6,100)           (166)
   NeuStar, Cl A*                                       (10,200)           (323)
   NII Holdings, Cl B*                                   (3,800)           (301)
   Telephone & Data Systems                                (858)            (56)
   Windstream                                           (10,535)           (150)
                                                                  --------------
                                                                         (1,449)
                                                                  --------------
UTILITIES -- (0.1)%
   Duke Energy                                           (5,018)            (92)
   Equitable Resources                                   (5,600)           (275)
   Wisconsin Energy                                      (4,100)           (182)
                                                                  --------------
                                                                           (549)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(60,951)) ($ Thousands)                             $     (58,736)
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                     Number of     Expiration      Depreciation
Type of Contract                     Contracts        Date        ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Composite Index                 256         Sep-2007      $     (3,415)
S&P 500 Index E-Mini                     3          Sep-2007               (11)
                                                                  -------------

                                                                  $     (3,426)
                                                                  =============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2007


Percentages are based on Net Assets of $419,673 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investments Trust

++ Affiliated Security

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at August 31, 2007 was $196,648 ($ Thousands).

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $473,468 ($ Thousands), and the unrealized appreciation and depreciation were $37,310 ($ Thousands) and $(11,668) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 76.6%

CONSUMER DISCRETIONARY -- 7.7%
   Abercrombie & Fitch, Cl A                             37,900   $       2,983
   Aeropostale*                                         382,800           7,924
   Amazon.com*                                          106,900           8,542
   AnnTaylor Stores*                                    144,200           4,519
   Asbury Automotive Group                               78,200           1,691
   Autozone*                                             41,200           4,997
   Best Buy (B)                                         487,309          21,417
   Big Lots*                                            154,200           4,591
   Black & Decker (B)                                    14,500           1,258
   Bob Evans Farms                                       37,800           1,261
   Brinker International                                 77,550           2,237
   Cablevision Systems, Cl A*                           521,407          17,493
   CBS, Cl B                                            239,140           7,535
   Clear Channel Communications                          59,989           2,235
   Coach*                                               219,200           9,761
   Comcast, Cl A (B)*                                   724,852          18,911
   Darden Restaurants                                   177,100           7,367
   Dillard's, Cl A                                       19,900             472
   DIRECTV Group*                                     1,269,744          29,623
   Dow Jones                                             16,900             998
   Eastman Kodak                                          6,800             181
   EchoStar Communications, Cl A*                       232,794           9,852
   Family Dollar Stores                                  31,700             928
   Ford Motor (B)                                     1,891,112          14,770
   General Motors (B)                                   645,554          19,844
   Gentex (B)                                            86,800           1,740
   Goodyear Tire & Rubber*                              307,500           8,505
   Group 1 Automotive                                     9,300             326
   Gymboree (B)*                                        131,500           5,272
   Hanesbrands*                                          66,888           2,004
   Harley-Davidson (B)                                  111,800           6,014
   Harman International Industries                       16,300           1,848
   Harrah's Entertainment                                21,573           1,850
   Hasbro                                               217,600           6,139
   Hilton Hotels                                        117,108           5,381
   Home Depot                                           304,595          11,669
   IAC/InterActive (B)*                                 283,200           7,870
   Idearc*                                                9,840             336
   International Game Technology                         35,600           1,359
   Interpublic Group*                                   331,800           3,633
   J Crew Group*                                         15,000             747
   J.C. Penney                                          281,100          19,328
   Jack in the Box (B)*                                  68,500           4,262
   Jackson Hewitt Tax Service                            22,400             647
   Johnson Controls                                      50,336           5,693
   Jones Apparel Group                                  119,300           2,289
   Kellwood                                              32,100             632
   Kohl's*                                              138,379           8,206
   Lamar Advertising, Cl A (B)                          110,300           5,837
   Macy's                                               149,226           4,733
   Marriott International, Cl A (B)                     556,752          24,731
   Marvel Entertainment (B)*                             26,800             606
   Mattel                                               539,000          11,659
   McDonald's                                           806,032          39,697
   McGraw-Hill                                          224,100          11,308
   Meredith                                               8,000             447
   Morgans Hotel Group*                                  13,200             255
   Newell Rubbermaid                                      5,400             139
   News, Cl A                                           791,800          16,018
   Nike, Cl B                                            88,200           4,969
   Nordstrom                                            240,826          11,584
   Office Depot*                                         40,933           1,001
   OfficeMax                                             40,400           1,435
   Papa John's International (B)*                        38,500             976

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Polo Ralph Lauren                                     91,300   $       6,897
   RadioShack                                           215,700           5,127
   Rent-A-Center*                                        33,400             642
   Sears Holdings (B)*                                   59,888           8,598
   Sherwin-Williams                                      85,100           5,873
   Snap-On                                               49,900           2,444
   Starbucks*                                            18,108             499
   Steven Madden                                         62,900           1,549
   Target                                               141,462           9,327
   Tiffany                                              106,700           5,477
   Time Warner                                        1,326,028          25,168
   TRW Automotive Holdings*                              42,573           1,301
   Universal Technical Institute*                        12,700             229
   Valassis Communications (B)*                          39,700             362
   VF                                                   100,000           7,985
   Viacom, Cl B*                                        319,400          12,604
   Walt Disney                                        1,439,316          48,361
   Warnaco Group*                                        38,700           1,351
   Wendy's International                                 60,500           1,990
   Whirlpool (B)                                        130,590          12,590
   Wolverine World Wide                                   8,400             221
   Wyndham Worldwide (B)*                                22,600             721
   Yum! Brands (B)                                      366,500          11,992
                                                                  --------------
                                                                        613,843
                                                                  --------------
CONSUMER STAPLES -- 7.1%
   Altria Group                                       1,015,039          70,454
   Anheuser-Busch                                       256,025          12,648
   Archer-Daniels-Midland                               853,864          28,775
   Avon Products                                         32,800           1,127
   Campbell Soup                                         40,400           1,525
   Coca-Cola                                            881,187          47,390
   Colgate-Palmolive                                    221,000          14,657
   ConAgra Foods                                         38,400             987
   CVS                                                  132,308           5,004
   Dean Foods                                            29,100             782
   Estee Lauder, Cl A                                     8,800             366
   General Mills                                        105,800           5,912
   HJ Heinz                                              19,900             897
   Kimberly-Clark                                       600,183          41,227
   Kraft Foods, Cl A                                    135,383           4,340
   Kroger                                             1,413,988          37,584
   Loews - Carolina                                      12,299             936
   Molson Coors Brewing, Cl B                            48,600           4,348
   Pepsi Bottling Group                                  67,800           2,345
   PepsiCo                                              803,501          54,662
   Pilgrim's Pride (B)                                   30,700           1,246
   Procter & Gamble                                     966,934          63,150
   Reynolds American (B)                                328,900          21,747
   Safeway (B)                                          672,200          21,329
   Sanderson Farms                                       16,500             692
   Supervalu                                            146,200           6,162
   Tyson Foods, Cl A                                  1,116,341          24,057
   UST                                                  144,400           7,116
   Wal-Mart Stores                                    1,871,404          81,649
   Walgreen                                              57,103           2,574
   WM Wrigley Jr.                                         3,500             204
                                                                  --------------
                                                                        565,892
                                                                  --------------
ENERGY -- 7.7%
   Anadarko Petroleum                                    85,300           4,178
   Apache                                                26,300           2,035
   Cameron International*                                15,600           1,276
   Chesapeake Energy (B)                                367,400          11,852
   Chevron                                            1,301,196         114,193
   ConocoPhillips                                       880,810          72,129


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Devon Energy                                         139,428   $      10,500
   ENSCO International                                   15,600             846
   Exxon Mobil                                        2,719,717         233,161
   Halliburton                                          458,100          15,846
   Hess                                                 145,477           8,928
   Hornbeck Offshore Services (B)*                      117,000           4,463
   Marathon Oil                                         750,562          40,448
   Murphy Oil                                            14,600             890
   National Oilwell Varco*                               32,183           4,119
   Noble (B)                                            253,400          12,432
   Occidental Petroleum                                 164,398           9,320
   Pride International*                                 245,975           8,651
   Schlumberger                                         242,925          23,442
   Smith International                                    5,200             348
   Sunoco                                               117,700           8,609
   Transocean (B)*                                       97,219          10,217
   Valero Energy                                        191,500          13,120
   Williams                                              35,200           1,091
   XTO Energy                                            30,000           1,631
                                                                  --------------
                                                                        613,725
                                                                  --------------
FINANCIALS -- 15.9%
   ACE                                                  415,306          23,988
   Allstate                                             529,147          28,971
   American Capital Strategies                           28,400           1,173
   American Express                                     406,562          23,833
   American Financial Realty Trust+                      84,500             700
   American International Group                         880,310          58,100
   American National Insurance                              686              86
   Ameriprise Financial                                  99,936           6,097
   Apartment Investment &
      Management, Cl A+                                  71,700           3,205
   Archstone-Smith Trust+                                57,700           3,393
   Ashford Hospitality Trust+                            63,700             695
   Bank of America                                    2,876,421         145,777
   Bank of New York Mellon                              166,138           6,717
   Bankunited Financial, Cl A (B)                        11,500             197
   BB&T                                                  86,500           3,437
   Bear Stearns                                          40,711           4,424
   Boston Properties+                                   122,721          12,281
   Capital One Financial (B)                            294,264          19,027
   CB Richard Ellis Group, Cl A*                        271,000           8,000
   Charles Schwab                                        71,000           1,406
   Chubb                                                227,000          11,606
   CIT Group                                             25,600             962
   Citigroup                                          2,348,926         110,118
   CME Group                                              3,500           1,942
   CNA Financial                                          8,050             338
   Comerica                                              20,500           1,143
   Compass Bancshares                                    28,400           1,856
   Countrywide Financial (B)                            109,100           2,166
   Crystal River Capital+ (B)                            21,300             340
   Discover Financial Services*                         381,208           8,821
   Fannie Mae                                           416,844          27,349
   First Industrial Realty Trust+ (B)                    37,300           1,521
   Franklin Resources                                   285,691          37,645
   Freddie Mac                                          347,081          21,384
   General Growth Properties+                            76,700           3,813
   Genworth Financial, Cl A                             183,100           5,306
   Goldman Sachs Group                                  285,903          50,322
   Hartford Financial Services Group                    259,847          23,103
   Hospitality Properties Trust+                          9,500             375
   Host Hotels & Resorts+ (B)                           144,950           3,231
   Hudson City Bancorp (B)                              125,500           1,785
   Huntington Bancshares                                120,800           2,079
   iStar Financial+                                       9,200             337
   Janus Capital Group (B)                              132,300           3,518

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Jones Lang LaSalle                                     9,246   $       1,032
   JPMorgan Chase                                     2,518,331         112,116
   Keycorp (B)                                          158,300           5,271
   Kimco Realty+                                        144,600           6,192
   Lehman Brothers Holdings (B)                         398,184          21,832
   Leucadia National                                     26,700           1,185
   Lexington Realty Trust+ (B)                           36,600             757
   Lincoln National                                      23,192           1,412
   Loews                                                730,247          34,329
   MBIA (B)                                             138,700           8,322
   Merrill Lynch                                        730,501          53,838
   Metlife (B)                                          723,703          46,353
   MGIC Investment (B)                                   54,000           1,629
   Montpelier Re Holdings                                43,100             709
   Moody's (B)                                           46,070           2,112
   Morgan Stanley                                       444,216          27,706
   National City                                         43,316           1,166
   Newcastle Investment+ (B)                            103,300           1,719
   NorthStar Realty Finance+ (B)                        124,800           1,324
   PNC Financial Services Group                          13,757             968
   Popular (B)                                           92,000           1,135
   Principal Financial Group                              2,500             139
   Prologis+                                             34,300           2,063
   Prudential Financial                                 496,096          44,539
   Public Storage+                                       39,100           2,963
   Regions Financial                                    193,000           6,041
   Safeco                                                 8,900             516
   Simon Property Group+                                 93,081           8,835
   SLM                                                   20,925           1,052
   Sovereign Bancorp                                     28,700             519
   Strategic Hotels & Resorts+                           29,300             603
   Sunstone Hotel Investors+                             14,500             391
   SunTrust Banks                                        47,200           3,717
   T. Rowe Price Group                                   99,528           5,108
   Travelers                                            927,240          46,863
   UnumProvident                                        134,100           3,281
   US Bancorp (B)                                       812,468          26,283
   Vornado Realty Trust+                                 64,800           6,907
   Wachovia                                             972,827          47,649
   Washington Mutual (B)                                190,541           6,997
   Wells Fargo                                        1,343,772          49,101
   XL Capital, Cl A (B)                                  77,600           5,913
                                                                  --------------
                                                                      1,273,154
                                                                  --------------
HEALTH CARE -- 9.2%
   Abbott Laboratories                                  553,616          28,738
   Aetna                                                248,088          12,630
   Allergan                                              49,200           2,952
   AmerisourceBergen                                    436,012          20,863
   Amgen*                                                64,239           3,219
   Applera -- Applied Biosystems Group                   12,700             401
   Bausch & Lomb*                                        14,900             942
   Baxter International                                 808,177          44,256
   Becton Dickinson                                     134,000          10,310
   Bristol-Myers Squibb                                 303,147           8,837
   C.R. Bard                                              3,204             267
   Cardinal Health                                      473,795          32,398
   Celgene*                                             185,700          11,924
   Charles River Laboratories
      International*                                     40,800           2,141
   Chemed                                                10,900             676
   Cigna                                                232,942          12,038
   Covidien*                                            317,089          12,630
   Cubist Pharmaceuticals (B)*                           41,500             949
   Dionex*                                                4,800             348
   Eli Lilly                                            214,972          12,329
   Express Scripts*                                      70,000           3,832


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Forest Laboratories*                                  32,900   $       1,238
   Genentech*                                           334,785          25,045
   Genzyme*                                              43,300           2,702
   Gilead Sciences*                                     440,300          16,014
   Health Net*                                          249,173          13,652
   Hologic*                                              25,600           1,361
   Humana*                                              307,375          19,700
   Invitrogen*                                           39,100           3,046
   Johnson & Johnson                                  1,942,084         120,001
   King Pharmaceuticals*                                200,200           3,009
   Laboratory of America Holdings (B)*                   70,500           5,475
   Manor Care                                            69,800           4,460
   McKesson (B)                                         401,149          22,950
   Medco Health Solutions*                              307,515          26,277
   Medtronic                                            298,749          15,786
   Merck                                                812,094          40,743
   OSI Pharmaceuticals (B)*                              68,000           2,319
   PerkinElmer                                           34,800             954
   Pfizer                                             2,504,901          62,222
   Quidel*                                               17,700             301
   Schering-Plough                                      438,600          13,167
   Stryker*                                              81,600           5,451
   Thermo Fisher Scientific*                            324,800          17,614
   UnitedHealth Group                                   498,022          24,906
   Waters*                                              172,100          10,596
   Watson Pharmaceuticals*                               15,200             453
   WellPoint*                                           347,339          27,992
   Wyeth                                                466,125          21,582
   Zimmer Holdings*                                      47,800           3,744
                                                                  --------------
                                                                        735,440
                                                                  --------------
INDUSTRIALS -- 8.7%
   3M                                                   227,944          20,741
   Acuity Brands                                         52,800           2,774
   Administaff                                            9,400             324
   American Standard                                     42,500           1,565
   Boeing                                               762,247          73,709
   Burlington Northern Santa Fe                          96,100           7,799
   Caterpillar                                           33,128           2,510
   Crane                                                 11,300             506
   CSX                                                  223,300           9,155
   Cummins                                               74,820           8,860
   Deere                                                 64,700           8,803
   Delta Air Lines*                                     311,238           5,254
   Dollar Thrifty Automotive Group (B)*                  12,300             363
   Dover                                                 39,000           1,927
   Eaton                                                 26,500           2,497
   Emerson Electric                                     309,830          15,253
   FedEx                                                267,722          29,364
   Fluor (B)                                            141,378          17,976
   Gardner Denver*                                       59,200           2,363
   General Dynamics                                     166,700          13,096
   General Electric                                   3,565,330         138,584
   Goodrich                                              26,000           1,642
   Granite Construction                                  22,100           1,203
   Honeywell International                              843,742          47,376
   Hubbell, Cl B                                         10,600             574
   Huron Consulting Group*                               46,900           3,098
   Illinois Tool Works (B)                              128,900           7,498
   Ingersoll-Rand, Cl A                                  75,900           3,941
   ITT                                                   40,300           2,740
   Jacobs Engineering Group*                             15,318           1,012
   Labor Ready (B)*                                     135,800           2,836
   Lockheed Martin                                      465,149          46,115
   MSC Industrial Direct, Cl A                           72,600           3,761
   Norfolk Southern                                       5,400             277
   Northrop Grumman                                     203,658          16,056

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Owens Corning*                                        34,442   $         860
   Paccar                                               156,213          13,364
   Pall                                                 118,400           4,515
   Parker Hannifin                                      209,447          22,509
   Precision Castparts                                   57,100           7,441
   Raytheon                                             260,032          15,950
   Rockwell Automation                                  117,900           8,307
   Rockwell Collins                                      24,300           1,674
   RR Donnelley & Sons                                   46,523           1,666
   Ryder System                                          15,300             838
   Shaw Group*                                          129,207           6,467
   Stericycle*                                           79,000           3,942
   Terex*                                               170,846          13,647
   Thomas & Betts*                                       77,600           4,298
   Timken                                                18,600             661
   Trinity Industries                                    86,300           3,242
   Tyco International                                   561,530          24,797
   Union Pacific                                         36,000           4,017
   United Parcel Service, Cl B                          147,750          11,208
   United Technologies                                  306,444          22,870
   URS*                                                   6,200             331
   Waste Management                                     257,600           9,704
   WESCO International*                                  61,480           2,926
   WW Grainger (B)                                       94,100           8,621
                                                                  --------------
                                                                        695,407
                                                                  --------------
INFORMATION TECHNOLOGY -- 11.4%
   Adobe Systems*                                        44,600           1,907
   Agilent Technologies*                                340,700          12,401
   Akamai Technologies*                                  27,700             892
   Analog Devices                                        12,700             468
   Apple*                                               226,730          31,398
   Arrow Electronics (B)*                               431,847          18,120
   Autodesk*                                              3,700             171
   Automatic Data Processing                             21,553             986
   Avaya*                                                92,500           1,557
   Avnet*                                               332,252          13,061
   BMC Software*                                        321,100           9,832
   Cadence Design Systems (B)*                          156,100           3,390
   Cisco Systems*                                     1,699,240          54,240
   Cognizant Technology Solutions,
      Cl A*                                              80,200           5,895
   CommScope*                                            10,300             583
   Computer Sciences*                                    64,749           3,623
   Compuware (B)*                                       237,800           1,929
   Convergys*                                           227,300           3,807
   Corning*                                              45,200           1,056
   Dell*                                                795,524          22,474
   eBay*                                                402,500          13,725
   Electronic Data Systems                            1,039,237          23,788
   EMC*                                               1,234,600          24,272
   Emulex*                                              168,400           3,291
   Exar*                                                 71,600             955
   Fidelity National Information Services                41,600           1,972
   First Data                                           106,667           3,543
   Fiserv*                                               63,200           2,940
   Google, Cl A*                                        121,327          62,514
   Hewlett-Packard                                    1,986,650          98,041
   Ingram Micro, Cl A*                                  727,401          14,286
   Intel                                                991,636          25,535
   International Business Machines (B)                  996,133         116,239
   Intersil, Cl A                                        68,900           2,296
   Intuit*                                              326,500           8,917
   j2 Global Communications*                             16,600             564
   Juniper Networks*                                    115,800           3,812
   Kla-Tencor (B)                                       234,200          13,459
   Lam Research (B)*                                    257,706          13,821


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Lexmark International, Cl A*                          31,700   $       1,181
   MEMC Electronic Materials*                            86,800           5,331
   Mettler Toledo International*                         10,100             952
   Microsoft                                          4,123,627         118,472
   MicroStrategy, Cl A*                                  11,900             824
   NCR*                                                 452,452          22,519
   Netlogic Microsystems (B)*                            13,900             408
   Network Appliance*                                    38,300           1,067
   Novellus Systems*                                     95,900           2,625
   Nvidia*                                              283,500          14,504
   Oracle*                                            1,037,516          21,041
   PMC - Sierra (B)*                                    307,500           2,362
   Qualcomm                                             556,600          22,203
   SPSS*                                                 33,400           1,361
   SYKES Enterprises*                                    29,800             491
   Symantec (B)*                                        707,200          13,302
   Tech Data*                                            42,598           1,661
   Teradyne (B)*                                        146,200           2,177
   Texas Instruments                                    593,849          20,333
   TIBCO Software (B)*                                  139,700           1,105
   Tyco Electronics*                                    582,352          20,307
   VeriSign*                                             44,800           1,443
   Xerox*                                               642,200          11,001
   Xilinx                                                94,200           2,409
   Yahoo!*                                               13,600             309
   Zoran*                                                79,200           1,368
                                                                  --------------
                                                                        912,516
                                                                  --------------

MATERIALS -- 2.9%
   Alcoa                                                208,800           7,627
   Allegheny Technologies                               140,600          13,974
   Ashland                                               49,827           2,979
   Ball                                                  82,800           4,337
   Crown Holdings*                                      656,952          15,780
   Dow Chemical                                         927,424          39,536
   E.I. Du Pont de Nemours (B)                          126,102           6,148
   Ecolab                                                 7,400             308
   FMC                                                   11,691           1,052
   Freeport-McMoRan Copper & Gold, Cl B                 308,241          26,946
   Headwaters (B)*                                       82,400           1,361
   Hercules*                                            105,600           2,199
   International Flavors & Fragrances                    96,700           4,857
   International Paper                                   60,600           2,128
   MeadWestvaco                                          21,500             679
   Monsanto                                             450,820          31,440
   Nucor                                                210,600          11,141
   Owens-Illinois*                                      233,304           9,384
   Pactiv*                                              364,110          10,650
   PPG Industries                                        27,964           2,051
   Rohm & Haas                                          140,399           7,938
   Sealed Air                                            18,300             484
   Temple-Inland                                         98,600           5,431
   United States Steel                                  147,900          13,974
   Vulcan Materials                                      73,500           6,616
   Weyerhaeuser                                          45,000           3,068
                                                                  --------------
                                                                        232,088
                                                                  --------------

TELECOMMUNICATION SERVICES -- 3.2%
   Alltel                                                22,311           1,523
   AT&T                                               4,041,636         161,140
   CenturyTel                                           122,400           5,873
   Embarq                                                42,800           2,672
   Qwest Communications
      International (B)*                              1,403,984          12,566
   Sprint Nextel                                      1,054,900          19,959

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   US Cellular*                                          86,309   $       8,393
   Verizon Communications                               957,047          40,081
   Windstream (B)                                       517,813           7,394
                                                                  --------------
                                                                        259,601
                                                                  --------------

UTILITIES -- 2.8%
   AES*                                                 533,973           9,670
   Allegheny Energy*                                    192,600           9,940
   American Electric Power                              238,100          10,591
   Atmos Energy                                          26,100             734
   Centerpoint Energy                                   424,900           6,892
   CMS Energy                                           148,400           2,422
   Consolidated Edison (B)                              120,200           5,522
   Constellation Energy Group                           208,000          17,251
   Dominion Resources (B)                                91,449           7,790
   Duke Energy (B)                                      592,900          10,874
   Dynegy, Cl A*                                        490,000           3,964
   Edison International                                  91,023           4,798
   Entergy                                               82,800           8,580
   Exelon                                               214,682          15,171
   FirstEnergy                                          187,100          11,495
   FPL Group                                            173,600          10,215
   Mirant*                                               27,500           1,072
   NiSource                                              44,200             833
   NRG Energy (B)*                                      119,400           4,548
   PG&E (B)                                             439,537          19,559
   Pinnacle West Capital (B)                             30,100           1,199
   Portland General Electric                             33,700             896
   PPL                                                   49,000           2,365
   Progress Energy (B)                                   57,700           2,647
   Public Service Enterprise Group                      307,194          26,108
   Sempra Energy                                         47,630           2,621
   Southern (B)                                         131,900           4,681
   TXU                                                  303,407          20,450
   Xcel Energy                                           62,300           1,284
                                                                  --------------
                                                                        224,172
                                                                  --------------

Total Common Stock
   (Cost $5,409,899) ($ Thousands)                                    6,125,838
                                                                  --------------
LIMITED PARTNERSHIP -- 17.2%
   SEI Libor Plus Fund, 5.830%** ++                 137,667,451       1,376,675
                                                                  --------------
Total Limited Partnership
   (Cost $1,376,675) ($ Thousands)                                    1,376,675
                                                                  --------------
ASSET-BACKED SECURITY (A)(C)(E) -- 0.1%

MORTGAGE RELATED SECURITIES -- 0.1%
   Duke Funding, Ser 2004-6B, Cl A1S1
      5.430%, 10/09/07                            $       4,587           4,587
                                                                  --------------
Total Asset-Backed Security
   (Cost $4,653) ($ Thousands)                                            4,587
                                                                  --------------
CORPORATE OBLIGATION (C) (E)--0.1%

FINANCIALS -- 0.1%
   SLM EXL
      5.621%, 09/17/07                                    6,728           6,728
                                                                  --------------
Total Corporate Obligation
   (Cost $6,729) ($ Thousands)                                            6,728
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                           Shares/Face Amount      Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 15.9%
   FIMAT USA (F)                                      2,850,489   $       2,850
   First Union Cash Management
      Program, 4.509% **                              3,970,862           3,971
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510% **++            896,553,339         896,553
   SEI Liquidity Fund LP,  5.510% **++(C)           363,901,399         363,901
   UBS Margin Deposit (F)                               279,483             279
                                                                  --------------
Total Cash Equivalents
   (Cost $1,267,554) ($ Thousands)                                    1,267,554
                                                                  --------------
U.S. TREASURY OBLIGATIONS (D) (F) -- 0.2%
   U.S. Treasury Bills
      4.561%, 09/20/07                            $         500             499
      3.946%, 11/23/07                                   12,425          12,318
      4.893%, 12/13/07                                    2,575           2,546
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $15,346) ($ Thousands)                                          15,363
                                                                  --------------

Total Investments -- 110.1%
   (Cost $8,080,856) ($ Thousands) +++                            $   8,796,745
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
-------------------------------------------------------------------------------
                                                                    Unrealized
                                     Number of                   Appreciation/
                                     Contracts     Expiration   (Depreciation)
Type of Contract                   Long (Short)       Date       ($ Thousands)
-------------------------------------------------------------------------------
90-Day Euro$                            (7)         Dec-2007    $           (6)
90-GBP Libor                           (25)         Dec-2007                 6
3 Month Euribor                          6          Dec-2007                (1)
Australia 10 Year Bond Index           (37)         Sep-2007                13
Amsterdam Index                          2          Sep-2007                 8
Canadian 10 Year Bond Index             45          Dec-2007               (11)
DAX Index                                1          Sep-2007                 1
Euro-Bond                               55          Dec-2007                23
FTSE 100 Index                           2          Sep-2007                (5)
Japan 10 Year Bond Index                 9          Sep-2007                (1)
Long Gilt 10 Year Index                (37)         Dec-2007               (19)
S&P 500 Index                        5,095          Sep-2007           (73,672)
S&P 500 Index E-Mini                     1          Sep-2007                --
S&P/MIB Index                            1          Sep-2007                 2
S&P/TSE 60 Index                         1          Sep-2007                 1
Topix Index                             (1)         Sep-2007                (3)
U.S. 5 Year Treasury Note               (6)         Dec-2007                (3)
U.S. 10 Year Treasury Note             (44)         Dec-2007                 1
U.S. Long Treasury Bond                 (1)         Dec-2007                (1)
                                                                ---------------

                                                                $      (73,667)
                                                                ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
August 31, 2007


A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                 CURRENCY          CURRENCY        APPRECIATION
MATURITY                        TO DELIVER        TO RECEIVE     (DEPRECIATION)
DATE                           (THOUSANDS)        (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
9/19/07                      AUD     10,700     USD      9,057   $          356
9/19/07                      CAD     10,500     USD      9,914              (16)
9/19/07                      CHF      9,500     USD      7,763             (110)
9/19/07                      EUR     17,050     USD     23,260                3
9/19/07                      GBP      7,688     USD     15,353             (148)
9/19/07                      JPY  4,005,000     USD     33,084           (1,539)
9/19/07                      NOK     54,000     USD      8,877             (403)
9/19/07                      NZD     15,000     USD     11,433              923
9/19/07                      SEK     72,000     USD     10,573              110
9/19/07                      USD     10,879     AUD     12,950             (349)
9/19/07                      USD     11,527     CAD     12,200               11
9/19/07                      USD      8,586     CHF     10,250              (91)
9/19/07                      USD     23,462     EUR     17,250               68
9/19/07                      USD     15,026     GBP      7,500               97
9/19/07                      USD     33,256     JPY  3,987,500            1,215
9/19/07                      USD      9,802     NOK     58,500              252
9/19/07                      USD     11,649     NZD     15,425             (841)
9/19/07                      USD     10,083     SEK     67,500             (274)
                                                                 ---------------
                                                                 $         (736)
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
August 31, 2007


Percentages are based on Net Assets of $7,992,797 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investments Trust

++ Affiliated security

(A) This security was sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $368,830 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2007 was $375,216 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(F) Security, or a portion thereof, has been pledged as collateral on open future contracts.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl  -- Class
EUR -- Euro
EXL -- Extendable Maturity
GBP -- British Pound Sterling
JPY -- Japanese Yen
LP  -- Limited Partnership
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
USD -- U.S. Dollar

Amounts designated as "--" are zero or have been rounded to zero.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $8,080,856 ($ Thousands), and the unrealized appreciation and depreciation were $812,079 ($ Thousands) and $(96,190) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.9%

Consumer Discretionary -- 10.4%
   Abercrombie & Fitch, Cl A                              2,402   $         189
   Advance Auto Parts                                     2,808             100
   Amazon.com (B)*                                        7,789             622
   American Eagle Outfitters                              4,671             121
   AnnTaylor Stores*                                      1,847              58
   Apollo Group, Cl A*                                    3,664             215
   Autoliv                                                2,218             127
   Autonation*                                            4,132              78
   Autozone*                                              1,207             146
   Barnes & Noble                                         1,238              45
   Bed Bath & Beyond (B)*                                 7,015             243
   Best Buy (B)                                          10,047             442
   Big Lots (B)*                                          2,800              83
   Black & Decker (B)                                     1,768             153
   BorgWarner                                             1,441             122
   Boyd Gaming                                            1,651              67
   Brinker International                                  2,683              77
   Brunswick                                              2,533              64
   Burger King Holdings                                   2,000              47
   Cablevision Systems, Cl A*                             5,942             199
   Career Education*                                      2,459              73
   Carmax*                                                5,860             133
   Carnival (B)                                          11,200             511
   CBS, Cl B                                             16,469             519
   Centex (B)                                             3,256              94
   Central European Media
      Entertainment, Cl A (Bermuda)*                        800              74
   Cheesecake Factory (B)*                                2,046              51
   Chico's FAS (B)*                                       4,616              74
   Choice Hotels International                              884              33
   Circuit City Stores (B)                                4,985              54
   Clear Channel Communications                          12,735             475
   Clear Channel Outdoor Holdings, Cl A*                    700              18
   Coach*                                                 9,467             422
   Coldwater Creek*                                       1,700              21
   Comcast, Cl A (B)*                                    76,225           1,989
   CROCS (B)*                                             2,000             118
   CTC Media*                                             1,700              39
   Darden Restaurants                                     3,922             163
   Dick's Sporting Goods*                                 1,029              67
   Dillard's, Cl A                                        1,675              40
   DIRECTV Group*                                        19,258             449
   Discovery Holding, Cl A*                               7,242             182
   Dollar Tree Stores*                                    2,653             115
   Dow Jones                                              1,677              99
   DR Horton                                              8,768             132
   DreamWorks Animation SKG, Cl A*                        1,934              60
   E.W. Scripps, Cl A                                     2,272              93
   Eastman Kodak (B)                                      7,767             207
   EchoStar Communications, Cl A*                         5,162             218
   Expedia (B)*                                           4,534             135
   Family Dollar Stores                                   4,262             125
   Foot Locker                                            4,469              75
   Ford Motor (B)                                        48,024             375
   Fortune Brands                                         4,020             334
   GameStop, Cl A*                                        3,900             196
   Gannett (B)                                            5,959             280
   Gap                                                   15,259             286
   Garmin (B)*                                            2,900             295
   General Motors (B)                                    12,581             387
   Gentex (B)                                             3,932              79
   Genuine Parts                                          4,271             212
   Getty Images*                                          1,519              47

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Goodyear Tire & Rubber*                                5,652   $         156
   Guess?*                                                1,300              69
   H&R Block (B)                                          8,825             175
   Hanesbrands*                                           2,643              79
   Harley-Davidson (B)                                    6,603             355
   Harman International Industries                        1,768             200
   Harrah's Entertainment                                 4,775             410
   Harte-Hanks                                            1,489              36
   Hasbro                                                 4,467             126
   Hearst-Argyle Television                                 863              22
   Hilton Hotels                                          9,924             456
   Home Depot                                            50,815           1,947
   IAC/InterActive*                                       4,664             130
   Idearc*                                                3,955             135
   International Game Technology                          8,443             322
   International Speedway, Cl A                             912              43
   Interpublic Group (B)*                                12,575             138
   ITT Educational Services*                              1,121             123
   J.C. Penney                                            5,751             395
   Jarden*                                                2,000              66
   John Wiley & Sons, Cl A                                1,242              52
   Johnson Controls                                       5,015             567
   Jones Apparel Group                                    3,053              59
   KB Home (B)                                            2,080              63
   Kohl's*                                                8,219             487
   Lamar Advertising, Cl A (B)                            2,140             113
   Las Vegas Sands (B)*                                   2,593             259
   Leggett & Platt                                        4,919             100
   Lennar, Cl A                                           3,530             100
   Liberty Global, Cl A (B)*                              9,796             401
   Liberty Media Holding-Capital, Ser A*                  3,292             359
   Liberty Media Holding-Interactive, Cl A*              16,447             312
   Limited Brands                                         9,457             219
   Liz Claiborne (B)                                      2,661              91
   Lowe's                                                38,810           1,205
   Macy's                                                11,030             350
   Marriott International, Cl A                           8,550             380
   Mattel                                                10,442             226
   McClatchy, Cl A (B)                                    1,417              32
   McDonald's                                            30,780           1,516
   McGraw-Hill                                            8,839             446
   MDC Holdings                                             816              36
   Meredith                                               1,358              76
   MGM Mirage*                                            2,992             251
   Mohawk Industries (B)*                                 1,366             119
   New York Times, Cl A (B)                               3,524              77
   Newell Rubbermaid                                      7,365             190
   News, Cl A                                            58,785           1,189
   Nike, Cl B                                             9,148             515
   Nordstrom                                              6,812             328
   Nutri/System (B)*                                        900              49
   NVR (B)*                                                 124              69
   O'Reilly Automotive*                                   3,240             115
   Office Depot*                                          6,889             168
   OfficeMax                                              1,974              70
   Omnicom Group                                          8,444             430
   Orient-Express Hotels, Cl A                            1,000              50
   Panera Bread, Cl A (B)*                                  762              33
   Penn National Gaming*                                  2,089             123
   Penske Auto Group                                      1,200              24
   PetSmart                                               3,773             131
   Phillips-Van Heusen                                    1,400              82
   Polo Ralph Lauren                                      1,680             127
   Pool (B)                                               1,292              42
   Pulte Homes                                            6,018             100
   R.H. Donnelley (B)*                                    1,761             104
   RadioShack (B)                                         3,871              92


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Regal Entertainment Group, Cl A (B)                    1,988   $          45
   Ross Stores                                            3,871             108
   Royal Caribbean Cruises                                3,300             126
   Ryland Group (B)                                       1,075              31
   Saks (B)                                               3,306              53
   Scientific Games, Cl A*                                1,966              69
   Sears Holdings*                                        2,028             291
   Service International                                  8,394             103
   Sherwin-Williams                                       2,737             189
   Sirius Satellite Radio (B)*                           38,952             116
   Snap-On                                                1,491              73
   Stanley Works                                          2,109             120
   Staples                                               18,364             436
   Starbucks (B)*                                        19,006             524
   Starwood Hotels & Resorts Worldwide                    5,484             335
   Station Casinos                                        1,219             107
   Target                                                22,085           1,456
   Thor Industries                                        1,000              44
   Tiffany                                                3,525             181
   Tim Hortons                                            4,986             165
   Time Warner                                           97,237           1,846
   Time Warner Cable, Cl A*                               3,900             143
   TJX (B)                                               11,454             349
   Toll Brothers (B)*                                     3,351              72
   Tractor Supply (B)*                                    1,000              48
   Tribune                                                1,865              51
   TRW Automotive Holdings*                                 993              30
   Urban Outfitters (B)*                                  3,120              71
   VF                                                     2,417             193
   Viacom, Cl B*                                         15,669             618
   Virgin Media                                           7,620             181
   WABCO Holdings*                                        1,624              74
   Walt Disney                                           51,184           1,720
   Warner Music Group                                       662               8
   Washington Post, Cl B                                    157             120
   Weight Watchers International                            962              50
   Wendy's International                                  2,013              66
   Whirlpool                                              1,987             192
   Williams-Sonoma (B)                                    2,662              89
   Wyndham Worldwide (B)*                                 4,468             143
   Wynn Resorts (B)*                                      1,396             173
   XM Satellite Radio Holdings, Cl A (B)*                 7,837              98
   Yum! Brands                                           13,448             440
                                                                  --------------
                                                                         41,204
                                                                  --------------
CONSUMER STAPLES -- 8.6%
   Alberto-Culver                                         2,187              51
   Altria Group                                          54,368           3,774
   Anheuser-Busch                                        19,579             967
   Archer-Daniels-Midland                                16,679             562
   Avon Products                                         11,206             385
   Bare Escentuals*                                         700              17
   BJ's Wholesale Club*                                   1,872              66
   Brown-Forman, Cl B                                     1,875             134
   Bunge                                                  3,100             283
   Campbell Soup                                          6,178             233
   Church & Dwight                                        1,632              73
   Clorox                                                 3,403             204
   Coca-Cola                                             59,720           3,212
   Coca-Cola Enterprises                                  8,515             203
   Colgate-Palmolive                                     13,175             874
   ConAgra Foods                                         12,686             326
   Constellation Brands, Cl A*                            4,631             112
   Corn Products International                            2,100              95
   Costco Wholesale (B)                                  11,481             709
   CVS                                                   37,952           1,435
   Dean Foods                                             3,487              94

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Del Monte Foods                                        5,258   $          55
   Energizer Holdings (B)*                                1,541             163
   Estee Lauder, Cl A                                     2,654             110
   General Mills                                          8,896             497
   Hansen Natural (B)*                                    1,600              72
   Herbalife                                              1,200              51
   Hershey                                                4,198             195
   HJ Heinz                                               8,337             376
   Hormel Foods                                           1,939              69
   JM Smucker                                             1,655              91
   Kellogg                                                6,003             330
   Kimberly-Clark                                        10,918             750
   Kraft Foods, Cl A                                     41,340           1,325
   Kroger                                                18,273             486
   Loews - Carolina                                       2,893             220
   McCormick                                              3,593             129
   Molson Coors Brewing, Cl B                             1,431             128
   NBTY*                                                  1,300              48
   Pepsi Bottling Group                                   3,682             127
   PepsiAmericas                                          1,494              44
   PepsiCo                                               42,137           2,867
   Procter & Gamble                                      81,477           5,321
   Reynolds American (B)                                  4,310             285
   Rite Aid (B)*                                         19,101              97
   Safeway                                               11,220             356
   Sara Lee                                              18,751             312
   Smithfield Foods*                                      2,775              91
   Supervalu                                              5,489             231
   Sysco (B)                                             15,748             526
   Tyson Foods, Cl A                                      6,265             135
   UST (B)                                                3,969             196
   Wal-Mart Stores                                       62,279           2,717
   Walgreen                                              25,725           1,159
   Whole Foods Market (B)                                 3,852             171
   WM Wrigley Jr.                                         6,200             361
                                                                  --------------
                                                                         33,900
                                                                  --------------
ENERGY -- 10.6%
   Anadarko Petroleum                                    11,840             580
   Apache                                                 8,459             655
   Arch Coal                                              3,912             115
   Baker Hughes                                           8,201             688
   BJ Services                                            7,288             181
   Cabot Oil & Gas                                        2,800              93
   Cameron International*                                 2,722             223
   Cheniere Energy (B)*                                     900              32
   Chesapeake Energy (B)                                 12,166             392
   Chevron                                               55,602           4,880
   Cimarex Energy                                         2,300              82
   CNX Gas*                                                 800              21
   ConocoPhillips                                        42,276           3,462
   Consol Energy                                          4,944             197
   Denbury Resources (B)*                                 3,324             132
   Devon Energy                                          11,413             859
   Diamond Offshore Drilling                              1,709             180
   Dresser-Rand Group*                                    2,134              79
   El Paso                                               18,403             292
   ENSCO International                                    3,723             202
   EOG Resources                                          6,245             421
   Exxon Mobil                                          145,412          12,466
   FMC Technologies (B)*                                  1,780             169
   Forest Oil*                                            2,214              86
   Foundation Coal Holdings                               1,300              44
   Frontier Oil                                           3,000             123
   Frontline*                                             1,100              51
   Global Industries*                                     2,500              60
   GlobalSantaFe                                          5,800             409


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Grant Prideco*                                         3,427   $         189
   Halliburton                                           23,497             813
   Helix Energy Solutions Group*                          2,400              92
   Helmerich & Payne                                      2,850              90
   Hess                                                   7,312             449
   Holly                                                  1,300              87
   Marathon Oil                                          17,676             953
   Massey Energy                                          1,961              41
   Murphy Oil (B)                                         4,754             290
   Nabors Industries*                                     7,100             210
   National Oilwell Varco*                                4,492             575
   Newfield Exploration*                                  3,499             152
   Noble                                                  6,800             334
   Noble Energy                                           4,262             256
   Occidental Petroleum                                  21,454           1,216
   Oceaneering International*                             1,500             101
   Overseas Shipholding Group                               727              52
   Patterson-UTI Energy                                   4,432              95
   Peabody Energy (B)                                     6,674             284
   Pioneer Natural Resources                              3,244             133
   Plains Exploration & Production*                       1,947              73
   Pogo Producing                                         1,470              73
   Pride International*                                   4,429             156
   Quicksilver Resources (B)*                             1,101              44
   Range Resources                                        3,939             143
   Rowan                                                  2,986             112
   Schlumberger                                          30,500           2,943
   SEACOR Holdings*                                         600              53
   Smith International (B)                                5,331             357
   Southwestern Energy*                                   4,488             167
   Spectra Energy*                                       16,009             372
   St Mary Land & Exploration                             1,600              53
   Sunoco                                                 3,256             238
   Superior Energy Services*                              2,200              85
   Teekay Shipping                                        1,000              58
   Tesoro                                                 3,746             185
   Tetra Technologies*                                    2,000              40
   Tidewater                                              1,570             103
   Transocean (B)*                                        7,400             778
   Unit*                                                  1,127              55
   Valero Energy                                         14,136             968
   W&T Offshore                                             400               9
   Weatherford International*                             8,600             502
   Western Refining                                         600              31
   Williams                                              15,246             473
   XTO Energy                                             9,711             528
                                                                  --------------
                                                                         42,185
                                                                  --------------
FINANCIALS -- 19.3%
   A.G. Edwards                                           2,057             172
   ACE                                                    8,400             485
   Affiliated Managers Group (B)*                           833              94
   Aflac                                                 12,556             669
   Alleghany*                                               132              54
   Allied Capital (B)                                     3,964             118
   Allied World Assurance Holdings                        1,500              72
   Allstate                                              15,625             856
   AMB Property+                                          2,644             145
   AMBAC Financial Group (B)                              2,768             174
   American Capital Strategies (B)                        4,321             178
   American Express                                      26,734           1,567
   American Financial Group                               2,414              68
   American International Group                          57,976           3,826
   American National Insurance                              422              53
   AmeriCredit (B)*                                       3,072              53
   Ameriprise Financial                                   5,900             360
   Annaly Capital Management+                             8,711             123

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   AON                                                    7,450   $         323
   Apartment Investment &
      Management, Cl A+                                   2,584             116
   Arch Capital Group*                                    1,200              86
   Archstone-Smith Trust+                                 5,740             338
   Arthur J. Gallagher (B)                                2,604              77
   Associated Banc                                        3,384              96
   Assurant                                               3,293             170
   Astoria Financial                                      2,314              60
   AvalonBay Communities+                                 2,089             239
   Axis Capital Holdings                                  3,900             141
   Bancorpsouth                                           2,200              55
   Bank of America                                      114,823           5,819
   Bank of Hawaii                                         1,382              71
   Bank of New York Mellon                               29,509           1,193
   BB&T                                                  14,106             560
   Bear Stearns (B)                                       3,074             334
   BlackRock                                              1,585             246
   BOK Financial                                            475              24
   Boston Properties+                                     2,584             259
   Brandywine Realty Trust+ (B)                           2,500              65
   BRE Properties, Cl A+                                  1,320              73
   Brown & Brown (B)                                      2,824              76
   Camden Property Trust+ (B)                             1,447              89
   Capital One Financial                                 10,025             648
   CapitalSource+ (B)                                     2,582              46
   Capitol Federal Financial                                527              18
   CB Richard Ellis Group, Cl A*                          5,117             151
   CBL & Associates Properties+                           1,906              63
   Charles Schwab                                        25,985             515
   Chubb                                                 10,318             528
   Cincinnati Financial                                   4,186             176
   CIT Group                                              4,924             185
   Citigroup                                            127,545           5,979
   City National                                          1,038              74
   CME Group                                              1,367             758
   CNA Financial                                            700              29
   Colonial BancGroup                                     3,954              84
   Colonial Properties Trust+ (B)                         1,300              47
   Comerica                                               3,953             221
   Commerce Bancorp (B)                                   4,854             178
   Commerce Bancshares                                    1,914              89
   Compass Bancshares                                     3,537             231
   Conseco*                                               5,277              74
   Countrywide Financial (B)                             15,275             303
   Cullen/Frost Bankers                                   1,668              86
   Developers Diversified Realty+                         3,253             174
   Discover Financial Services*                          11,989             277
   Douglas Emmett+*                                       3,000              73
   Duke Realty+                                           3,709             125
   E*Trade Financial*                                    11,438             178
   East West Bancorp                                      1,488              53
   Eaton Vance                                            2,710             104
   Endurance Specialty Holdings                           1,400              56
   Equity Residential+                                    7,787             313
   Erie Indemnity, Cl A                                   1,419              79
   Essex Property Trust+                                    669              79
   Everest Re Group                                       1,600             163
   Fannie Mae                                            25,133           1,649
   Federal Realty Investment Trust+                       1,496             126
   Federated Investors, Cl B                              2,058              72
   Fidelity National Financial, Cl A                      5,904             107
   Fifth Third Bancorp                                   14,082             503
   First American                                         2,684             112
   First Citizens BancShares, Cl A                          200              36
   First Horizon National (B)                             3,229              99
   First Marblehead (B)                                   1,798              60
   Forest City Enterprises, Cl A                          1,942             108


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Franklin Resources                                     4,303   $         567
   Freddie Mac                                           17,007           1,048
   Fulton Financial                                       4,195              62
   General Growth Properties+                             5,540             275
   Genworth Financial, Cl A                              11,092             322
   Goldman Sachs Group                                   10,575           1,861
   Hanover Insurance Group                                1,293              55
   Hartford Financial Services Group                      8,110             721
   HCC Insurance Holdings (B)                             2,841              79
   Health Care Property Investors+                        5,174             157
   Health Care+                                           2,083              83
   Hospitality Properties Trust+                          2,466              97
   Host Hotels & Resorts+ (B)                            13,900             310
   HRPT Properties Trust+                                 5,102              50
   Hudson City Bancorp                                   13,428             191
   Huntington Bancshares                                  9,734             168
   IndyMac Bancorp (B)                                    2,099              51
   IntercontinentalExchange*                              1,800             263
   Investment Technology Group*                           1,200              49
   iStar Financial+ (B)                                   3,295             121
   Janus Capital Group                                    4,265             113
   Jefferies Group                                        3,214              83
   Jones Lang LaSalle                                     1,000             112
   JPMorgan Chase                                        88,322           3,932
   Keycorp                                                9,895             330
   Kilroy Realty+                                           900              55
   Kimco Realty+                                          5,344             229
   Lazard, Cl A                                           1,200              48
   Legg Mason                                             3,481             302
   Lehman Brothers Holdings                              13,694             751
   Leucadia National (B)                                  4,220             187
   Liberty Property Trust+                                2,306              90
   Lincoln National                                       6,988             425
   Loews                                                 11,218             527
   M&T Bank                                               1,683             178
   Macerich+                                              1,868             152
   Mack-Cali Realty+                                      1,898              79
   Markel*                                                  250             119
   Marsh & McLennan (B)                                  14,065             375
   Marshall & Ilsley                                      6,860             300
   MBIA (B)                                               3,559             214
   Mercury General                                          696              37
   Merrill Lynch                                         22,449           1,655
   Metlife (B)                                           12,138             778
   MGIC Investment (B)                                    2,315              70
   Moody's (B)                                            5,827             267
   Morgan Stanley                                        27,178           1,695
   NASDAQ Stock Market (B)*                               2,600              85
   National City                                         13,076             352
   Nationwide Financial Services, Cl A                    1,361              73
   New York Community Bancorp                             8,172             145
   Northern Trust                                         5,505             338
   Nuveen Investments, Cl A                               2,148             134
   Nymex Holdings (B)                                     2,300             297
   NYSE Euronext                                          6,700             487
   Old Republic International                             5,890             107
   OneBeacon Insurance Group*                             1,100              24
   PartnerRe                                              1,400             102
   People's United Financial                              5,334              94
   Philadelphia Consolidated Holding*                     1,648              66
   Plum Creek Timber+ (B)                                 4,421             185
   PMI Group                                              2,343              74
   PNC Financial Services Group                           8,903             627
   Popular (B)                                            7,230              89
   Principal Financial Group                              6,818             378
   Progressive                                           18,880             384
   Prologis+                                              6,588             396
   Protective Life                                        1,809              76

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Prudential Financial                                  11,963   $       1,074
   Public Storage+                                        3,268             248
   Radian Group (B)                                       2,198              39
   Raymond James Financial                                2,421              79
   Rayonier+                                              1,903              81
   Regency Centers+                                       1,908             133
   Regions Financial                                     18,087             566
   Reinsurance Group of America                             799              43
   RenaissanceRe Holdings                                 1,800             103
   Safeco                                                 2,835             165
   SEI (G)                                                3,642              92
   Simon Property Group+ (B)                              5,652             537
   SL Green Realty+ (B)                                   1,568             175
   SLM                                                   10,614             534
   Sovereign Bancorp                                     10,558             191
   St. Joe (B)                                            2,061              65
   Stancorp Financial Group                               1,442              68
   State Street                                          10,194             626
   Student Loan                                             102              20
   SunTrust Banks (B)                                     9,146             720
   Synovus Financial                                      7,072             195
   T. Rowe Price Group (B)                                7,080             363
   Taubman Centers+                                       1,500              77
   TCF Financial                                          3,001              76
   TD Ameritrade Holding*                                 6,145             112
   TFS Financial*                                         2,300              27
   Thornburg Mortgage+ (B)                                3,241              38
   Torchmark                                              2,650             163
   Transatlantic Holdings                                   655              46
   Travelers                                             17,144             867
   UDR+                                                   3,819              96
   UnionBanCal                                            1,397              82
   Unitrin                                                1,260              57
   UnumProvident (B)                                      9,405             230
   US Bancorp (B)                                        44,843           1,451
   Valley National Bancorp (B)                            3,008              68
   Ventas+                                                3,544             135
   Vornado Realty Trust+ (B)                              3,510             374
   Wachovia                                              49,464           2,423
   Washington Federal                                     2,263              60
   Washington Mutual (B)                                 22,727             835
   Webster Financial                                      1,346              57
   Weingarten Realty Investors+ (B)                       2,067              83
   Wells Fargo                                           86,786           3,171
   Wesco Financial                                           41              16
   White Mountains Insurance Group                          200             104
   Whitney Holding                                        1,557              43
   Wilmington Trust                                       1,692              68
   WR Berkley                                             4,214             126
   XL Capital, Cl A                                       4,800             366
   Zions Bancorporation                                   2,802             198
                                                                  --------------
                                                                         76,318
                                                                  --------------
HEALTH CARE -- 11.2%
   Abbott Laboratories                                   39,776           2,065
   Abraxis BioScience (B)*                                  563              12
   Advanced Medical Optics (B)*                           1,627              47
   Aetna                                                 13,134             669
   Allergan                                               7,796             468
   AmerisourceBergen                                      4,462             213
   Amgen*                                                27,867           1,396
   Amylin Pharmaceuticals (B)*                            3,600             176
   Applera -- Applied Biosystems Group                    4,494             142
   Barr Pharmaceuticals*                                  2,982             152
   Bausch & Lomb*                                         1,430              90
   Baxter International                                  16,775             919
   Beckman Coulter                                        1,512             109


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Becton Dickinson                                       6,244   $         480
   Biogen Idec*                                           7,500             479
   Boston Scientific (B)*                                35,139             451
   Bristol-Myers Squibb                                  50,813           1,481
   Brookdale Senior Living                                  700              26
   C.R. Bard                                              2,785             232
   Cardinal Health                                        9,329             638
   Celgene (B)*                                           9,692             622
   Cephalon (B)*                                          1,748             131
   Cerner (B)*                                            1,774             101
   Charles River Laboratories International*              1,843              97
   Cigna                                                  7,255             375
   Community Health Systems*                              2,262              79
   Cooper                                                 1,104              54
   Covance*                                               1,736             127
   Coventry Health Care*                                  3,962             227
   Covidien*                                             12,800             510
   Cytyc*                                                 2,903             124
   Dade Behring Holdings                                  2,242             169
   DaVita*                                                2,708             156
   Dentsply International                                 4,198             165
   Edwards Lifesciences*                                  1,507              73
   Eli Lilly                                             25,661           1,472
   Endo Pharmaceuticals Holdings*                         3,697             118
   Express Scripts*                                       5,522             302
   Forest Laboratories*                                   8,073             304
   Gen-Probe*                                             1,327              85
   Genentech*                                            11,985             897
   Genzyme*                                               6,753             421
   Gilead Sciences*                                      24,350             886
   Health Management Associates, Cl A                     6,222              42
   Health Net*                                            3,002             164
   Henry Schein*                                          2,284             133
   Hillenbrand Industries                                 1,724              99
   HLTH*                                                  4,456              66
   Hospira*                                               4,081             158
   Humana*                                                4,375             280
   Idexx Laboratories*                                      826              92
   ImClone Systems*                                       1,728              59
   IMS Health                                             5,361             160
   Intuitive Surgical*                                    1,000             221
   Invitrogen (B)*                                        1,290             100
   Johnson & Johnson                                     74,909           4,629
   Kinetic Concepts*                                      1,213              73
   King Pharmaceuticals*                                  6,226              94
   Laboratory of America Holdings*                        3,111             242
   LifePoint Hospitals*                                   1,376              39
   Lincare Holdings*                                      2,327              84
   Manor Care                                             1,994             127
   McKesson                                               7,566             433
   Medco Health Solutions*                                7,110             608
   Medtronic                                             29,685           1,569
   Merck                                                 56,040           2,811
   Millennium Pharmaceuticals (B)*                        7,816              79
   Millipore*                                             1,486             104
   Mylan Laboratories                                     6,619             100
   Omnicare (B)                                           3,131             102
   Patterson*                                             3,583             132
   PDL BioPharma*                                         3,031              59
   Pediatrix Medical Group*                               1,400              83
   PerkinElmer                                            3,334              91
   Pfizer                                               181,455           4,507
   Pharmaceutical Product Development                     2,684              94
   PharMerica (B)*                                          430               8
   Quest Diagnostics                                      4,144             227
   Resmed*                                                2,155              88
   Respironics*                                           1,840              87

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Schering-Plough (B)                                   38,409   $       1,153
   Sepracor (B)*                                          2,861              83
   Sierra Health Services*                                1,334              56
   St. Jude Medical*                                      8,546             372
   Stryker*                                               8,004             535
   Techne*                                                  941              59
   Tenet Healthcare (B)*                                 12,694              43
   Thermo Fisher Scientific*                             10,725             582
   UnitedHealth Group                                    34,629           1,732
   Universal Health Services, Cl B                        1,188              63
   Varian Medical Systems*                                3,530             143
   VCA Antech*                                            2,339              96
   Vertex Pharmaceuticals (B)*                            3,400             132
   Warner Chilcott, Cl A*                                 2,100              39
   Waters*                                                2,772             171
   Watson Pharmaceuticals*                                2,518              75
   WebMD Health, Cl A*                                      300              16
   WellCare Health Plans*                                 1,100             109
   WellPoint*                                            15,831           1,276
   Wyeth                                                 34,740           1,608
   Zimmer Holdings*                                       6,025             472
                                                                  --------------
                                                                         44,599
                                                                  --------------
INDUSTRIALS -- 11.4%
   3M                                                    18,546           1,688
   AGCO (B)*                                              2,500             108
   Aircastle                                                900              31
   Alexander & Baldwin                                    1,082              56
   Alliant Techsystems*                                     936              99
   Allied Waste Industries (B)*                           6,933              89
   American Standard                                      4,872             179
   Ametek                                                 2,947             118
   AMR*                                                   6,386             157
   Armstrong World Industries*                              700              29
   Avery Dennison                                         2,610             156
   Avis Budget Group*                                     2,784              65
   BE Aerospace*                                          2,300              90
   Boeing                                                20,291           1,962
   Brink's                                                1,300              75
   Burlington Northern Santa Fe                           9,198             746
   C.H. Robinson Worldwide                                4,286             210
   Carlisle                                               1,666              82
   Caterpillar                                           16,488           1,249
   ChoicePoint*                                           1,797              71
   Cintas                                                 3,657             134
   Con-way                                                1,323              64
   Continental Airlines, Cl B*                            2,600              86
   Cooper Industries, Cl A                                4,700             240
   Copa Holdings                                            600              29
   Copart*                                                1,813              53
   Corporate Executive Board                              1,096              75
   Corrections of America*                                3,300              85
   Covanta Holding*                                       3,200              72
   Crane                                                  1,500              67
   CSX                                                   11,232             461
   Cummins                                                2,756             326
   Danaher                                                6,351             493
   Deere                                                  5,809             790
   Delta Air Lines*                                       5,900             100
   Donaldson                                              1,972              75
   Dover                                                  5,457             270
   DRS Technologies                                       1,100              58
   Dun & Bradstreet                                       1,456             142
   Eaton                                                  3,726             351
   Emerson Electric                                      20,520           1,010
   Equifax                                                3,556             137
   Expeditors International Washington                    5,748             254


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Fastenal (B)                                           3,262   $         149
   FedEx                                                  7,944             871
   First Solar*                                             800              83
   Flowserve                                              1,600             114
   Fluor                                                  2,304             293
   Foster Wheeler*                                        1,800             213
   Gardner Denver*                                        1,500              60
   GATX                                                   1,300              57
   General Cable*                                         1,300              76
   General Dynamics                                      10,372             815
   General Electric                                     265,523          10,321
   Goodrich                                               3,392             214
   Graco                                                  1,824              74
   Harsco                                                 2,270             126
   Hertz Global Holdings*                                 8,100             179
   HNI                                                    1,322              54
   Honeywell International                               20,090           1,128
   Hubbell, Cl B                                          1,592              86
   IDEX                                                   2,193              84
   Illinois Tool Works                                   12,780             743
   Ingersoll-Rand, Cl A                                   7,700             400
   ITT                                                    4,602             313
   Jacobs Engineering Group*                              3,002             198
   JB Hunt Transport Services                             2,272              65
   Joy Global (B)                                         3,033             132
   Kansas City Southern (B)*                              2,100              64
   KBR*                                                   4,384             144
   Kennametal                                             1,100              89
   Kirby*                                                 1,500              57
   L-3 Communications Holdings                            3,277             323
   Laidlaw International                                  2,305              80
   Landstar System (B)                                    1,465              63
   Lennox International                                   1,700              61
   Lincoln Electric Holdings                              1,200              86
   Lockheed Martin                                        9,029             895
   Manitowoc                                              1,700             135
   Manpower                                               2,284             160
   Masco (B)                                              9,609             250
   McDermott International*                               2,800             269
   Monster Worldwide*                                     3,418             117
   MSC Industrial Direct, Cl A                            1,120              58
   Norfolk Southern                                      10,133             519
   Northrop Grumman                                       8,878             700
   Northwest Airlines (B)*                                6,600             123
   Oshkosh Truck                                          1,959             113
   Owens Corning (B)*                                     2,700              67
   Paccar                                                 6,380             546
   Pall                                                   3,345             128
   Parker Hannifin                                        2,903             312
   Pentair (B)                                            2,761             103
   Pitney Bowes                                           5,485             245
   Precision Castparts                                    3,446             449
   Quanta Services*                                       2,900              82
   Raytheon                                              11,368             697
   Republic Services                                      4,523             141
   Robert Half International                              3,576             114
   Rockwell Automation                                    4,004             282
   Rockwell Collins                                       4,262             294
   Roper Industries                                       2,400             152
   RR Donnelley & Sons                                    5,677             203
   Ryder System                                           1,506              82
   Shaw Group*                                            2,200             110
   Southwest Airlines                                    19,720             298
   Spirit Aerosystems Holdings, Cl A*                     1,600              57
   SPX                                                    1,411             127
   Steelcase, Cl A                                        2,475              44
   Stericycle*                                            2,226             111
   Sunpower, Cl A (B)*                                      500              34

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Teleflex                                               1,140   $          89
   Terex*                                                 2,748             220
   Textron                                                6,322             369
   Thomas & Betts*                                        1,667              92
   Timken                                                 2,260              80
   Toro                                                   1,060              63
   Trinity Industries                                     2,200              83
   Tyco International                                    12,800             565
   UAL (B)*                                               2,800             133
   Union Pacific                                          6,908             771
   United Parcel Service, Cl B                           17,341           1,315
   United Rentals*                                        1,800              59
   United Technologies                                   25,666           1,915
   URS*                                                   1,400              75
   US Airways Group (B)*                                  1,700              53
   USG (B)*                                               2,298              89
   UTI Worldwide                                          2,400              53
   Waste Management                                      13,294             501
   WESCO International*                                   1,300              62
   WW Grainger                                            1,881             172
   YRC Worldwide (B)*                                     1,708              53
                                                                  --------------
                                                                         45,276
                                                                  --------------
INFORMATION TECHNOLOGY -- 15.6%
   Accenture, Cl A                                       15,200             626
   Activision*                                            7,778             152
   Acxiom                                                 2,400              59
   ADC Telecommunications*                                2,967              54
   Adobe Systems*                                        15,102             646
   Advanced Micro Devices (B)*                           13,734             179
   Affiliated Computer Services, Cl A*                    2,547             127
   Agilent Technologies*                                 10,264             374
   Akamai Technologies (B)*                               4,518             146
   Alliance Data Systems*                                 2,112             166
   Altera (B)*                                            8,873             211
   Amdocs*                                                5,000             177
   Amphenol, Cl A                                         4,892             177
   Analog Devices (B)                                     8,312             307
   Apple*                                                22,323           3,091
   Applied Materials (B)                                 35,455             757
   Arrow Electronics*                                     3,389             142
   Atmel*                                                12,000              64
   Autodesk*                                              5,837             270
   Automatic Data Processing                             14,192             649
   Avaya*                                                11,215             189
   Avnet*                                                 4,110             162
   AVX                                                    1,424              22
   BEA Systems*                                          10,507             128
   BMC Software*                                          4,889             150
   Broadcom, Cl A*                                       12,068             416
   Broadridge Financial Solutions*                        3,873              70
   Brocade Communications Systems*                        9,800              69
   CA (B)                                                10,338             260
   Cadence Design Systems (B)*                            6,863             149
   CDW*                                                   1,622             140
   Ceridian*                                              3,775             129
   Checkfree*                                             2,072              96
   Ciena*                                                 2,314              88
   Cisco Systems*                                       156,827           5,006
   Citrix Systems*                                        4,487             163
   Cognizant Technology Solutions, Cl A*                  3,744             275
   CommScope*                                             1,500              85
   Computer Sciences*                                     4,664             261
   Compuware*                                             8,751              71
   Convergys*                                             3,669              61
   Corning*                                              40,558             948


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cree (B)*                                              2,222   $          59
   Cypress Semiconductor*                                 3,600              90
   Dell (B)*                                             58,643           1,657
   Diebold                                                1,829              80
   Dolby Laboratories, Cl A*                                843              31
   DST Systems*                                           1,495             114
   eBay*                                                 29,411           1,003
   Electronic Arts*                                       8,165             432
   Electronic Data Systems                               12,942             296
   EMC*                                                  54,064           1,063
   F5 Networks*                                           2,038              71
   Factset Research Systems                               1,200              72
   Fair Isaac                                             1,626              60
   Fairchild Semiconductor International*                 3,400              64
   Fidelity National Information Services                 5,028             238
   First Data                                            19,428             645
   Fiserv*                                                4,269             199
   Global Payments                                        2,334              92
   Google, Cl A*                                          5,908           3,044
   Harris                                                 3,589             218
   Hewitt Associates, Cl A*                               2,863              96
   Hewlett-Packard                                       69,201           3,415
   Ingram Micro, Cl A*                                    4,123              81
   Integrated Device Technology*                          5,600              88
   Intel                                                150,158           3,867
   International Business Machines (B)                   35,198           4,107
   International Rectifier*                               1,755              60
   Intersil, Cl A                                         3,261             109
   Intuit*                                                8,486             232
   Iron Mountain*                                         4,363             123
   Jabil Circuit                                          4,874             108
   JDS Uniphase (B)*                                      5,140              75
   Juniper Networks (B)*                                 13,025             429
   Kla-Tencor                                             4,809             276
   Lam Research*                                          3,391             182
   Lexmark International, Cl A*                           2,686             100
   Linear Technology (B)                                  5,557             189
   LSI Logic (B)*                                        20,148             139
   Marvell Technology Group*                             11,900             197
   Mastercard, Cl A                                       2,000             274
   Maxim Integrated Products                              8,024             241
   McAfee*                                                4,373             156
   MEMC Electronic Materials*                             5,738             352
   Mettler Toledo International*                          1,036              98
   Microchip Technology                                   5,622             217
   Micron Technology (B)*                                19,416             222
   Microsoft                                            211,700           6,082
   Molex                                                  3,570              93
   MoneyGram International                                2,400              51
   Motorola                                              59,634           1,011
   National Instruments                                   1,436              45
   National Semiconductor                                 6,656             175
   NAVTEQ*                                                2,569             162
   NCR*                                                   4,789             238
   Network Appliance (B)*                                 9,955             277
   Novell*                                                8,426              63
   Novellus Systems*                                      3,677             101
   Nvidia*                                                9,304             476
   Oracle*                                               99,567           2,019
   Paychex                                                9,007             400
   QLogic*                                                4,180              56
   Qualcomm                                              43,050           1,717
   Rambus*                                                2,500              38
   Red Hat*                                               5,327             104
   Riverbed Technology*                                     300              13
   Salesforce.com*                                        2,438              99
   SanDisk*                                               5,743             322
   Sanmina-SCI*                                          14,365              33

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Seagate Technology                                    13,800   $         356
   Silicon Laboratories*                                  1,400              52
   Solectron*                                            22,315              87
   Sun Microsystems*                                     92,977             498
   Symantec (B)*                                         23,048             434
   Synopsys*                                              3,882             106
   Tech Data*                                             1,550              60
   Tektronix                                              1,979              64
   Tellabs*                                              11,889             125
   Teradyne*                                              4,963              74
   Texas Instruments                                     37,008           1,267
   Total System Services (B)                                969              27
   Trimble Navigation*                                    3,114             110
   Tyco Electronics*                                     12,800             446
   Unisys*                                                8,532              63
   Varian Semiconductor Equipment Associates*             2,200             122
   VeriFone Holdings (B)*                                 1,300              48
   VeriSign*                                              6,585             212
   Vishay Intertechnology*                                4,350              58
   Western Digital*                                       5,930             139
   Western Union                                         20,328             383
   Xerox*                                                24,051             412
   Xilinx                                                 7,557             193
   Yahoo! (B)*                                           31,181             709
   Zebra Technologies, Cl A*                              1,825              66
                                                                  --------------
                                                                         61,959
                                                                  --------------
MATERIALS -- 3.5%
   Air Products & Chemicals                               5,594             504
   Airgas                                                 2,015              93
   AK Steel Holding*                                      2,700             108
   Albemarle                                              2,144              87
   Alcoa                                                 22,402             818
   Allegheny Technologies                                 2,697             268
   Ashland                                                1,276              76
   Ball                                                   2,775             145
   Bemis                                                  2,774              83
   Cabot                                                  1,673              68
   Carpenter Technology                                     700              82
   Celanese, Ser A                                        3,383             122
   Chaparral Steel                                        1,100              94
   Chemtura                                               6,854              63
   Cleveland-Cliffs                                       1,000              76
   Commercial Metals                                      3,400              98
   Crown Holdings*                                        4,551             109
   Cytec Industries                                       1,081              72
   Domtar*                                               10,537              84
   Dow Chemical                                          24,570           1,047
   E.I. Du Pont de Nemours (B)                           23,792           1,160
   Eagle Materials                                        1,400              53
   Eastman Chemical                                       2,142             143
   Ecolab                                                 4,691             195
   Florida Rock Industries                                1,270              79
   FMC                                                    1,030              93
   Freeport-McMoRan Copper & Gold, Cl B                   9,812             858
   Huntsman                                               2,429              63
   International Flavors & Fragrances                     2,391             120
   International Paper                                   11,155             392
   Louisiana-Pacific (B)                                  2,846              53
   Lubrizol                                               1,734             110
   Lyondell Chemical                                      6,009             279
   Martin Marietta Materials (B)                          1,063             144
   MeadWestvaco                                           4,758             150
   Monsanto                                              13,950             973
   Mosaic*                                                4,178             176


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Nalco Holding                                          4,117   $         103
   Newmont Mining                                        11,133             471
   Nucor                                                  7,690             407
   Owens-Illinois*                                        4,091             165
   Packaging of America                                   1,899              49
   Pactiv*                                                3,483             102
   PPG Industries                                         4,123             302
   Praxair                                                8,225             622
   Reliance Steel & Aluminum                              1,800              95
   Rohm & Haas                                            3,753             212
   RPM International                                      2,969              67
   Scotts Miracle-Gro, Cl A                               1,006              46
   Sealed Air                                             4,268             113
   Sigma-Aldrich                                          3,548             159
   Smurfit-Stone Container*                               6,845              72
   Sonoco Products                                        2,646              95
   Southern Copper (B)                                    1,816             191
   Steel Dynamics                                         2,600             113
   Temple-Inland                                          2,575             142
   Titanium Metals (B)*                                   1,558              49
   United States Steel                                    2,983             282
   Valspar                                                2,664              72
   Vulcan Materials (B)                                   2,511             226
   Westlake Chemical                                        600              16
   Weyerhaeuser                                           5,478             373
                                                                  --------------
                                                                         13,682
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.6%
   Alltel                                                 8,795             600
   American Tower, Cl A*                                 10,722             425
   AT&T                                                 159,033           6,341
   CenturyTel                                             2,701             130
   Citizens Communications (B)                            9,155             133
   Clearwire, Cl A (B)*                                     900              19
   Crown Castle International (B)*                        6,196             228
   Embarq                                                 3,932             245
   Leap Wireless International*                           1,400             101
   Level 3 Communications (B)*                           40,400             211
   MetroPCS Communications*                               1,400              38
   NeuStar, Cl A*                                         1,700              54
   NII Holdings*                                          4,320             342
   Qwest Communications International (B)*               42,496             380
   SBA Communications, Cl A*                              2,900              94
   Sprint Nextel                                         72,544           1,373
   Telephone & Data Systems                               2,502             162
   US Cellular*                                             431              42
   Verizon Communications (B)                            75,015           3,142
   Windstream (B)                                        11,947             171
                                                                  --------------
                                                                         14,231
                                                                  --------------
UTILITIES -- 3.7%
   AES*                                                  17,724             321
   AGL Resources                                          1,947              77
   Allegheny Energy*                                      4,266             220
   Alliant Energy                                         3,176             120
   Ameren (B)                                             5,390             274
   American Electric Power                               10,150             452
   Aqua America (B)                                       3,177              76
   Atmos Energy                                           2,491              70
   Centerpoint Energy (B)                                 8,015             130
   CMS Energy (B)                                         6,142             100
   Consolidated Edison (B)                                7,016             322
   Constellation Energy Group                             4,758             395
   Dominion Resources (B)                                 8,756             746
   DPL (B)                                                3,246              86

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   DTE Energy (B)                                         4,764   $         228
   Duke Energy (B)                                       32,919             604
   Dynegy, Cl A*                                          7,918              64
   Edison International                                   8,279             436
   Energen                                                2,037             109
   Energy East                                            4,167             111
   Entergy                                                5,098             528
   Equitable Resources                                    3,266             161
   Exelon                                                17,329           1,225
   FirstEnergy                                            7,781             478
   FPL Group                                             10,373             610
   Great Plains Energy                                    2,271              64
   Hawaiian Electric Industries                           2,146              45
   Integrys Energy Group                                  2,002             100
   MDU Resources Group                                    4,621             125
   Mirant*                                                6,861             267
   National Fuel Gas                                      2,289             102
   NiSource                                               7,421             140
   Northeast Utilities                                    3,907             108
   NRG Energy (B)*                                        6,100             232
   NSTAR                                                  2,928              96
   OGE Energy                                             2,268              77
   Oneok                                                  2,529             119
   Pepco Holdings                                         4,944             138
   PG&E                                                   9,218             410
   Pinnacle West Capital                                  2,592             103
   PPL                                                    9,826             474
   Progress Energy (B)                                    6,761             310
   Public Service Enterprise Group                        6,426             546
   Puget Energy                                           3,461              81
   Questar                                                4,546             227
   Reliant Energy (B)*                                    9,159             234
   SCANA                                                  3,020             116
   Sempra Energy (B)                                      6,923             381
   Sierra Pacific Resources*                              5,600              86
   Southern (B)                                          19,203             682
   Southern Union                                         2,768              83
   TECO Energy                                            6,100              97
   TXU                                                   11,838             798
   UGI                                                    2,950              75
   Vectren                                                1,991              54
   Wisconsin Energy                                       3,249             144
   Xcel Energy (B)                                       10,881             224
                                                                  --------------
                                                                         14,681
                                                                  --------------
Total Common Stock
   (Cost $260,560) ($ Thousands)                                        388,035
                                                                  --------------

CORPORATE OBLIGATION (C)(E) -- 0.2%

FINANCIALS -- 0.2%
   SLM EXL
      5.621%, 09/17/07                             $        768             768
                                                                  --------------
Total Corporate Obligation
   (Cost $768) ($ Thousands)                                                768
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY (C) (E) (F) -- 0.1%

Mortgage Related Security -- 0.1%
   Duke Funding, Ser 2004-6B, Cl A1S1
      5.430%, 10/09/07                           $          523   $         523
                                                                  --------------
Total Asset-Backed Security
   (Cost $523) ($ Thousands)                                                523
                                                                  --------------

CASH EQUIVALENTS -- 11.7%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510%**++               4,794,869           4,795
   SEI Liquidity Fund, LP, 5.510%**++(C)             41,527,316          41,527
                                                                  --------------
Total Cash Equivalents
   (Cost $46,322) ($ Thousands)                                          46,322
                                                                  --------------

U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
   U.S. Treasury Bill
      4.700%, 09/06/07                                      755             755
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $755) ($ Thousands)                                                755
                                                                  --------------

Total Investments -- 110.1%
   (Cost $308,928) ($ Thousands)+++                               $     436,403
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                  Number of                          Unrealized
                                  Contracts       Expiration       Depreciation
Type of Contract                Long (Short)         Date         ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Index E-Mini                89            Sep-2007       $         (138)
S&P Mid 400 Index E-Mini             7            Sep-2007                  (32)
                                                                 ---------------

                                                                 $         (170)
                                                                 ===============




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2007


Percentages are based on Net Assets of $396,397 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investments Trust

++ Affiliated security

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $42,111 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2007 was $42,818 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark Index.

Cl -- Class
EXL -- Extendable Maturity
LP -- Limited Partnership
Ser -- Series

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $308,928 ($ Thousands), and the unrealized appreciation and depreciation were $134,790 ($ Thousands) and $(7,315) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.2%

CONSUMER DISCRETIONARY -- 13.3%
   1-800 Contacts (B)*                                   31,300   $         751
   Advance Auto Parts                                    24,400             868
   Aeropostale (B)*                                      94,581           1,958
   AFC Enterprises*                                       3,900              58
   Aftermarket Technology (B)*                           60,457           1,808
   Amazon.com*                                              861              69
   American Axle & Manufacturing Holdings               112,401           2,621
   American Greetings, Cl A (B)                         151,167           3,740
   AnnTaylor Stores*                                     33,511           1,050
   Applebee's International (B)*                         21,257             527
   Arctic Cat                                            68,600           1,160
   ArvinMeritor (B)                                     157,877           2,755
   Audiovox, Cl A*                                        9,856             103
   Bally Technologies*                                   46,083           1,529
   Bebe Stores (B)                                       80,100           1,117
   Belo, Cl A                                           136,182           2,348
   Big 5 Sporting Goods (B)                               8,500             177
   Big Lots*                                             33,965           1,011
   BJ's Restaurants (B)*                                 58,600           1,327
   Blockbuster, Cl A*                                   159,179             790
   Blue Nile (B)*                                         5,500             464
   Bluegreen*                                            11,399              95
   Blyth                                                 64,455           1,441
   Bob Evans Farms                                       21,523             718
   Bright Horizons Family Solutions*                      3,000             119
   Brinker International                                 23,517             678
   Brown Shoe                                            58,808           1,343
   Buckle                                                 1,405              53
   Build-A-Bear Workshop (B)*                            21,200             349
   Cablevision Systems, Cl A*                             5,434             182
   California Pizza Kitchen*                             21,900             448
   Carrols Restaurant Group*                             68,060             746
   Carter's*                                             43,245             854
   Casual Male Retail Group (B)*                        197,500           1,995
   Cato, Cl A                                            77,000           1,699
   Cavco Industries*                                     10,670             375
   CBRL Group                                            91,881           3,438
   CEC Entertainment*                                    25,070             770
   Champion Enterprises (B)*                            100,500           1,161
   Charlotte Russe Holding*                               7,000             122
   Charming Shoppes (B)*                                262,600           2,374
   Charter Communications, Cl A*                         33,803              94
   Cheesecake Factory*                                   24,900             621
   Chipotle Mexican Grill, Cl A (B)*                     36,300           3,775
   Cinemark Holdings*                                    29,631             533
   Citi Trends (B)*                                      35,400             770
   CKE Restaurants                                       23,700             402
   Coach*                                                73,200           3,260
   Cooper Tire & Rubber                                 135,671           3,316
   Core-Mark Holding*                                     1,500              51
   Corinthian Colleges (B)*                             112,060           1,576
   Courier                                               13,920             500
   CPI                                                    2,566             115
   CROCS (B)*                                           146,300           8,638
   CSK Auto (B)*                                        174,308           2,304
   CSS Industries                                         1,554              60
   Ctrip.com International ADR*                          52,640           2,237
   Dana                                                 228,600             123
   Denny's*                                              80,717             312
   Dick's Sporting Goods*                                 4,961             322
   Dillard's, Cl A                                       30,742             730
   Domino's Pizza                                        49,500             871

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Dover Downs Gaming &
      Entertainment (B)                                  27,650   $         286
   DreamWorks Animation SKG, Cl A*                        6,500             201
   Dress Barn (B)*                                       74,237           1,299
   Drew Industries (B)*                                  35,000           1,374
   Dufry South America (United Kingdom)*                 66,300           1,633
   Eddie Bauer Holdings (B)*                            251,300           1,960
   Entercom Communications                               45,244             964
   Ethan Allen Interiors (B)                             96,401           3,239
   Finish Line, Cl A (B)                                 58,135             328
   Focus Media Holding ADR (B)*                          46,160           1,859
   Fossil*                                               27,700             928
   Furniture Brands International (B)                   122,400           1,393
   Gaiam, Cl A (B)*                                     126,300           2,613
   Getty Images*                                          5,983             187
   Gildan Activewear*                                    48,200           1,562
   Global Sources (B)*                                    5,900             114
   Group 1 Automotive                                    71,200           2,496
   GSI Commerce (B)*                                     84,582           1,946
   Guitar Center*                                         4,955             280
   Gymboree (B)*                                         20,300             814
   Handleman (B)                                         59,100             214
   Hayes Lemmerz International*                          30,321             138
   Helen Of Troy*                                        39,745             900
   hhgregg*                                             105,796           1,359
   Hibbett Sports (B)*                                   91,341           2,278
   Hooker Furniture*                                      2,581              47
   HOT Topic (B)*                                         3,998              33
   Interactive Data                                      10,400             284
   ITT Educational Services*                              1,971             216
   Jackson Hewitt Tax Service                           102,051           2,946
   Jakks Pacific (B)*                                    82,935           1,864
   Jamba (B)*                                            97,700             665
   Jarden (B)*                                           81,215           2,663
   Jo-Ann Stores*                                        25,063             564
   Jos. A. Bank Clothiers (B)*                           50,111           1,511
   Journal Communications, Cl A                         185,576           1,924
   Kellwood                                              37,700             743
   La-Z-Boy                                              30,669             296
   Lakeland Industries*                                  80,194             939
   Leapfrog Enterprises (B)*                             93,322             671
   Lear*                                                 26,600             778
   Libbey                                                92,620           1,676
   Life Time Fitness (B)*                                60,693           3,373
   Lifetime Brands                                       94,060           1,918
   Lin TV, Cl A*                                         35,090             468
   Lithia Motors, Cl A                                   16,100             288
   Live Nation*                                           8,453             175
   LKQ (B)*                                              38,400           1,190
   M/I Homes                                              3,700              67
   MarineMax (B)*                                        55,400           1,016
   Martha Stewart Living Omnimedia, Cl A (B)            132,600           1,681
   Marvel Entertainment (B)*                            119,400           2,698
   McCormick & Schmick's Seafood
   Restaurants*                                         118,383           3,137
   MDC Partners, Cl A*                                  379,810           4,106
   Media General, Cl A                                   23,666             661
   Men's Wearhouse                                       42,220           2,140
   Meritage Homes (B)*                                   70,099           1,270
   Modine Manufacturing                                  65,400           1,834
   Morgans Hotel Group*                                  58,710           1,132
   Morningstar*                                          15,893           1,025
   Movado Group                                           4,687             138
   Movie Gallery*                                        16,023               6
   National CineMedia*                                   29,324             722
   Nautilus (B)                                          48,200             459


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   NetFlix*                                              12,147   $         213
   Nutri/System (B)*                                     20,700           1,123
   O'Charleys                                            56,768             924
   OfficeMax                                              2,847             101
   Orient-Express Hotels, Cl A                           37,300           1,867
   Outdoor Channel Holdings (B)*                        117,200           1,055
   Overstock.com*                                         4,900             109
   Pacific Sunwear of California*                        68,266             956
   PC Mall*                                              18,253             224
   Perry Ellis International*                            66,964           1,827
   PF Chang's China Bistro*                              12,400             418
   Phillips-Van Heusen                                   26,020           1,515
   Pier 1 Imports (B)                                   100,500             621
   Pinnacle Entertainment*                               68,800           1,914
   Polaris Industries (B)                                74,331           3,549
   Pre-Paid Legal Services*                               7,862             434
   priceline.com (B)*                                    23,500           1,950
   Princeton Review*                                    322,280           2,153
   Quiksilver (B)*                                      694,900           9,305
   Rare Hospitality International (B)*                   26,000             982
   RC2*                                                  12,485             381
   RCN                                                   16,168             233
   Red Robin Gourmet Burgers (B)*                        35,600           1,370
   Regis (B)                                            103,733           3,424
   Rent-A-Center*                                       123,670           2,377
   RRSat Global Communications Network*                  50,000             945
   Ruby Tuesday                                          73,100           1,619
   Ruth's Chris Steak House (B)*                         27,700             460
   Ryland Group (B)                                      27,900             799
   Sally Beauty Holdings (B)*                            68,504             584
   Sauer-Danfoss                                          1,786              48
   Scholastic*                                           39,900           1,360
   Sealy                                                 18,364             280
   Shoe Carnival*                                        39,217             676
   Shuffle Master*                                       18,895             280
   Shutterfly (B)*                                      188,800           5,279
   Skechers U.S.A.*                                      37,400             742
   Smith & Wesson Holding*                                3,603              76
   Snap-On                                               20,335             996
   Sonic Automotive, Cl A (B)                           167,465           4,455
   Sotheby's Holdings                                    36,983           1,601
   Source Interlink*                                     24,900             104
   Stage Stores                                          43,637             756
   Stamps.com*                                            5,450              66
   Standard Motor Products                               17,621             173
   Standard-Pacific (B)                                 131,747           1,321
   Starwood Hotels & Resorts Worldwide                   73,500           4,492
   Steinway Musical Instruments                           6,400             205
   Stewart Enterprises, Cl A                             50,004             359
   Stoneridge*                                           19,700             206
   Strayer Education                                      4,000             638
   Sturm Ruger*                                          28,619             522
   Sun-Times Media Group, Cl A                           43,245             122
   Talbots (B)                                           50,554           1,076
   Tempur-Pedic International (B)                       121,800           3,520
   Tenneco*                                              24,851             789
   Texas Roadhouse, Cl A*                                48,603             623
   Timberland, Cl A (B)*                                105,200           2,113
   Town Sports International Holdings*                   19,100             345
   Triarc, Cl B                                          38,600             593
   True Religion Apparel (B)*                            91,500           1,535
   TRW Automotive Holdings*                              11,300             345
   Tupperware Brands (B)                                 83,628           2,575
   Tween Brands*                                         33,400             985
   Under Armour, Cl A (B)*                               69,215           4,500
   Unifirst                                              18,131             750
   Universal Electronics (B)*                            31,620             917

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Universal Technical Institute*                         4,500   $          81
   Vail Resorts (B)*                                     27,566           1,576
   Valassis Communications*                              43,300             395
   Virgin Media                                           5,300             126
   Visteon*                                              34,678             187
   Volcom (B)*                                           48,000           1,873
   Warnaco Group*                                        31,113           1,086
   Warner Music Group                                   112,600           1,295
   West Marine*                                          23,090             314
   Wet Seal, Cl A*                                       75,200             341
   WMS Industries (B)*                                   55,950           1,647
   World Wrestling Entertainment, Cl A                   52,800             800
   XM Satellite Radio Holdings, Cl A*                    55,100             687
   Zale (B)*                                             70,400           1,582
   Zumiez (B)*                                           76,393           3,707
                                                                  --------------
                                                                        258,042
                                                                  --------------
CONSUMER STAPLES -- 3.3%
   Alliance One International*                          236,569           1,822
   American Oriental Bioengineering (B)*                 13,300             124
   Andersons                                             15,512             733
   Asiatic Development*                                 997,500           1,595
   B&G Foods, Cl A*                                      34,700             444
   Bare Escentuals (B)*                                  43,400           1,068
   BJ's Wholesale Club*                                  83,100           2,908
   Boston Beer, Cl A*                                    23,995           1,170
   Casey's General Stores                                34,547             980
   Central Garden and Pet (B)*                           86,212           1,103
   Central Garden and Pet, Cl A (B)*                     52,673             664
   Chattem (B)*                                          31,734           1,958
   Chiquita Brands International*                       242,040           3,776
   Church & Dwight                                        7,200             323
   Coca-Cola Bottling                                     2,040             120
   Corn Products International                           19,268             871
   Cosan SA Industria e Comercio*                       151,600           1,724
   Del Monte Foods                                       70,800             746
   Elizabeth Arden*                                      46,869           1,153
   Hain Celestial Group*                                 61,800           1,808
   Herbalife                                             34,875           1,480
   Imperial Sugar                                         4,097             118
   Inter Parfums                                         62,000           1,287
   J&J Snack Foods                                       18,713             703
   JM Smucker                                            10,252             564
   Lancaster Colony                                      38,251           1,556
   Lance                                                128,440           3,199
   Longs Drug Stores (B)                                 68,886           3,632
   Molson Coors Brewing, Cl B                            24,200           2,165
   Nash Finch (B)                                        62,209           2,333
   NBTY*                                                 13,541             497
   Pantry*                                               37,540           1,251
   Pathmark Stores*                                      49,985             641
   Performance Food Group (B)*                           38,675           1,100
   Pilgrim's Pride (B)                                  106,011           4,303
   Ralcorp Holdings (B)*                                 25,956           1,604
   Revlon, Cl A*                                        224,932             259
   Ruddick                                               44,400           1,447
   Sanderson Farms (B)                                   34,200           1,434
   Spectrum Brands*                                      73,952             417
   United Natural Foods*                                  2,705              73
   Universal (B)                                        106,455           5,230
   USANA Health Sciences (B)*                            41,900           1,596
   Weis Markets                                          41,200           1,771
                                                                  --------------
                                                                         63,750
                                                                  --------------
ENERGY -- 6.4%
   Allis-Chalmers Energy*                                 8,847             176


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Alon USA Energy                                       26,305   $       1,008
   American Oil & Gas*                                   72,200             419
   Arch Coal                                              7,431             219
   Arena Resources*                                      41,068           2,520
   Arlington Tankers (B)                                 76,800           1,902
   Atlas America                                         22,008           1,120
   ATP Oil & Gas (B)*                                    60,772           2,616
   Atwood Oceanics*                                      18,300           1,391
   Aurora Oil & Gas*                                    279,400             472
   BA Energy PIPE (F) (G) (H)*                          119,000             900
   BA Energy, Deal #3 PIPE (F) (G) (H)*                  30,500             231
   Basic Energy Services (B)*                            79,313           1,639
   Berry Petroleum, Cl A                                 35,432           1,208
   BPZ Energy PIPE (F) (G) (H)*                         237,000           1,386
   Cal Dive International (B)*                          281,600           3,940
   CARBO Ceramics (B)                                    47,200           2,209
   Carrizo Oil & Gas*                                    36,050           1,416
   Cimarex Energy                                        48,400           1,733
   Complete Production Services*                         94,400           2,096
   Comstock Resources*                                  108,800           2,995
   Core Laboratories*                                    16,280           1,825
   Crosstex Energy                                        2,600              85
   Delek US Holdings                                     77,800           2,133
   Delta Petroleum (B)*                                  55,182             817
   Denbury Resources (B)*                                24,549             977
   Double Hull Tankers                                   75,020           1,157
   Dresser-Rand Group*                                   71,195           2,625
   Dril-Quip*                                            61,417           2,890
   Edge Petroleum                                        95,000           1,241
   Encore Acquisition (B)*                               64,550           1,794
   Energy Partners (B)*                                  30,375             415
   EXCO Resources*                                       31,459             529
   Exterran Holdings*                                    23,487           1,820
   Forest Oil*                                           42,700           1,650
   Foundation Coal Holdings                              13,600             461
   FX Energy*                                             9,600              60
   GeoMet*                                              179,370           1,058
   Global Industries (B)*                                85,000           2,055
   GMX Resources*                                        13,961             425
   Goodrich Petroleum (B)*                               44,348           1,313
   Grey Wolf (B)*                                       532,400           3,535
   Gulfmark Offshore (B)*                                11,700             536
   Harvest Natural Resources*                            13,975             160
   Helix Energy Solutions Group*                             --              --
   Hercules Offshore (B)*                               120,592           3,068
   Holly                                                 14,500             966
   Horizon Offshore*                                     10,700             177
   Infinity Bio-Energy*                                 607,719           3,115
   Input/Output (B)*                                    316,935           4,497
   Kodiak Oil & Gas*                                    133,100             479
   Lufkin Industries                                     24,600           1,399
   Mariner Energy (B)*                                   75,200           1,577
   Matrix Service*                                       32,025             606
   McMoRan Exploration*                                  24,213             329
   Meridian Resource*                                    80,802             188
   NATCO Group, Cl A*                                     2,800             140
   Natural Gas Services Group*                           48,000             812
   Newpark Resources*                                   288,320           1,615
   North American Energy Partners*                       33,200             573
   Oil Sands Quest PIPE (F) (G) (H)*                     74,000             373
   Oil States International*                             40,900           1,726
   Oilsands Quest (B)*                                  298,300           1,503
   OPTI (Canada)*                                       103,800           1,913
   Parallel Petroleum*                                   69,206           1,224
   Parker Drilling*                                      60,500             471
   Petroleum Development*                                12,460             499
   Pioneer Drilling*                                     10,517             128

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Regency Energy Partners LP                             3,975   $         127
   Rentech (B)*                                         901,231           2,100
   Rex Energy*                                           36,526             315
   Rosetta Resources (B)*                               167,643           2,813
   RPC (B)                                              124,400           1,716
   SEACOR Holdings*                                       1,400             123
   St Mary Land & Exploration (B)                        57,900           1,931
   StealthGas                                            58,100           1,002
   Stone Energy*                                         43,100           1,420
   Superior Energy Services*                             35,802           1,390
   Superior Offshore International*                      28,400             303
   Superior Well Services (B)*                           76,000           1,641
   Swift Energy (B)*                                    136,134           5,067
   SXR Uranium One (Canada)*                            127,375           1,382
   Synenco Energy (Canada)*                              27,419             327
   Synenco Energy, Cl A (Canada)*                       139,500           1,663
   Tesoro                                                44,682           2,204
   Tetra Technologies*                                    6,600             132
   Trico Marine Services*                                   733              24
   Trina Solar ADR (China) (B)*                          38,900           1,821
   Union Drilling*                                       17,000             245
   Uranium Resources*                                    33,020             256
   USEC*                                                 92,267           1,236
   Vaalco Energy*                                        20,438              80
   Venoco*                                               72,200           1,160
   W-H Energy Services*                                  55,631           3,536
   Warren Resources*                                     13,400             158
   World Fuel Services                                   31,727           1,223
                                                                  --------------
                                                                        123,930
                                                                  --------------
FINANCIALS -- 18.7%
   Acadia Realty Trust+                                  59,300           1,481
   Advance America Cash Advance Centers                  77,251             969
   Advanta, Cl B (B)                                     89,612           2,346
   Affiliated Managers Group (B)*                        55,232           6,255
   Alabama National Bancorp                               8,750             462
   Alexandria Real Estate Equities+                       7,670             716
   AMB Property+                                         59,600           3,277
   AmCOMP*                                               24,810             236
   Amcore Financial                                      30,449             815
   American Equity Investment Life Holding (B)          136,442           1,393
   American Financial Realty Trust+                     165,027           1,366
   American Home Mortgage Investment+                    21,503               6
   American Physicians Capital*                          13,500             536
   Ameris Bancorp                                         8,700             172
   Amerisafe*                                            75,587           1,243
   Amtrust Financial Services                            14,000             229
   Annaly Capital Management+                           182,538           2,572
   Anthracite Capital+                                  152,917           1,385
   Anworth Mortgage Asset+                              144,204             776
   AON                                                   41,600           1,802
   Arbor Realty Trust+ (B)                              105,292           2,108
   Argo Group International Holdings*                    20,342             830
   Ashford Hospitality Trust+ (B)                       234,370           2,557
   Aspen Insurance Holdings                              59,500           1,493
   Assured Guaranty (B)                                  98,654           2,572
   AvalonBay Communities+                                36,600           4,186
   BancFirst                                              7,800             352
   Bancorp*                                               8,000             162
   Bancorpsouth                                         120,481           3,011
   Bank Mutual                                          101,535           1,204
   Bank of the Ozarks (B)                                19,200             587
   Bankunited Financial, Cl A                           124,027           2,121
   Berkshire Hills Bancorp                               21,700             643


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   BioMed Realty Trust+                                  20,800   $         507
   Boston Private Financial Holdings (B)                 17,100             464
   Boston Properties+ (B)                                41,600           4,163
   Calamos Asset Management, Cl A                        19,284             448
   Camden Property Trust+                                28,200           1,734
   Canaccord Capital (Canada)*                           90,200           1,480
   Capital Lease Funding+                               157,400           1,519
   Capital Trust, Cl A+ (B)                              34,045           1,180
   Capstead Mortgage+ (B)                               100,100             998
   Cardinal Financial                                    53,149             495
   Cascade Bancorp (B)                                   28,302             664
   Cash America International                            69,407           2,503
   Castlepoint Holdings (B)*                            168,000           1,902
   Cathay General Bancorp (B)                            24,299             790
   CB Richard Ellis Group, Cl A*                         54,088           1,597
   Cedar Shopping Centers+                                8,363             111
   Center Financial                                      18,000             285
   Centerline Holding                                    12,300             194
   Central Pacific Financial                             26,099             830
   Chemical Financial (B)                                54,900           1,390
   Citizens Republic Bancorp                             43,247             762
   City Bank (B)                                         16,108             495
   City Holding                                           1,600              59
   CME Group                                              1,534             851
   CNA Surety*                                           53,300             957
   CoBiz                                                 26,700             488
   Cohen & Steers (B)                                    35,500           1,180
   Columbia Bancorp                                      16,000             351
   Columbia Banking System                               13,119             400
   Commerce Group                                        67,400           2,149
   Community Bancorp*                                    10,285             253
   Community Bank System                                 32,900             662
   Community Trust Bancorp                               14,152             453
   Companhia Brasileira de
      Desenvolvimento Imobiliari*                         3,800           1,936
   CompuCredit*                                          46,383             984
   Corporate Office Properties Trust+ (B)                79,600           3,428
   Corus Bankshares (B)                                  85,591           1,143
   Cousins Properties+ (B)                               24,300             668
   Crawford, Cl B                                        13,724              88
   Crystal River Capital+                                 1,973              31
   Darwin Professional Underwriters*                     17,900             445
   DCT Industrial Trust+ (B)                             57,800             591
   Dearborn Bancorp*                                     38,346             491
   Delphi Financial Group, Cl A                         115,400           4,651
   DiamondRock Hospitality+ (B)                          51,111             917
   Dime Community Bancshares                             55,372             755
   Discover Financial Services*                          22,454             520
   Dollar Financial (B)*                                 67,891           1,628
   Downey Financial                                      24,971           1,413
   Dundee (Canada)+                                      43,100           1,517
   DundeeWealth (Canada)*                               115,010           1,423
   East West Bancorp                                     40,200           1,439
   Eaton Vance                                           36,668           1,408
   Education Realty Trust+                               91,278           1,248
   EMC Insurance Group                                    5,271             129
   Employers Holdings                                    77,011           1,442
   Encore Bancshares*                                    14,430             317
   Endurance Specialty Holdings                          17,176             685
   Equity Inns+                                          31,213             703
   Equity Lifestyle Properties+                           6,700             326
   Equity One+ (B)                                       54,319           1,421
   Equity Residential+                                   82,200           3,308
   Essex Property Trust+ (B)                             19,400           2,285
   Evercore Partners, Cl A                              137,100           2,872
   Extra Space Storage+ (B)                             121,400           1,866
   Ezcorp, Cl A*                                         63,552             773
   FBL Financial Group, Cl A                             31,316           1,225

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   FBR Capital Markets*                                  38,142   $         508
   Federal Agricultural Mortgage, Cl C                   70,064           2,284
   Federal Realty Investment Trust+                      25,500           2,144
   Federated Investors, Cl B                             52,700           1,850
   FelCor Lodging Trust+                                 97,041           2,129
   Financial Federal                                     35,800           1,092
   First American                                        41,300           1,728
   First Cash Financial Services*                       108,100           2,316
   First Financial Bancorp                               84,087           1,134
   First Financial Holdings                               7,300             233
   First Industrial Realty Trust+ (B)                     1,000              41
   First Merchants                                       43,900             930
   First Mercury Financial*                              51,200           1,043
   First Midwest Bancorp                                 71,868           2,464
   First Niagara Financial Group (B)                    122,400           1,730
   First Regional Bancorp*                                5,400             127
   First State Bancorporation                            19,250             372
   FirstFed Financial (B)*                               84,125           4,227
   FirstMerit                                           153,995           2,975
   Flagstar Bancorp                                      82,300           1,012
   Flushing Financial                                    53,700             882
   FNB (Pennslyvania)                                    25,342             430
   Fpic Insurance Group*                                 29,200           1,172
   Frontier Financial (B)                                27,525             677
   GAMCO Investors, Cl A (B)                             19,420           1,043
   General Shopping Brasil*                             219,000           1,564
   Glacier Bancorp                                       29,782             654
   Gluskin Sheff + Associates (Canada)*                  84,000           1,858
   GMP Capital Trust (Canada)                            65,000           1,217
   Gramercy Capital+ (B)                                114,582           2,882
   Greater Bay Bancorp                                  101,544           2,858
   Greenhill (B)                                         36,600           2,119
   Grubb & Ellis (B)*                                    34,000             308
   Grubb & Ellis Realty Advisors*                       326,900           1,997
   Hallmark Financial Services*                           6,200              74
   Hancock Holding (B)                                   29,639           1,186
   Hanmi Financial                                       41,699             646
   Hanover Insurance Group                               45,624           1,952
   Harleysville Group                                     4,600             148
   Health Care Property Investors+                       47,500           1,445
   Health Care+                                          13,578             542
   Hersha Hospitality Trust+ (B)                        221,100           2,417
   HFF*                                                  45,000             526
   Highbury Financial (B)*                               27,700             122
   Highbury Financial Units*                            118,000             673
   Hilb Rogal & Hobbs (B)                                66,100           3,087
   Horace Mann Educators                                 47,478             918
   Horizon Financial                                      8,525             177
   HRPT Properties Trust+                               170,200           1,665
   IMPAC Mortgage Holdings+ (B)                          87,200             150
   Imperial Capital Bancorp                               5,264             182
   Independent Bank                                      16,286             191
   IndyMac Bancorp                                       29,659             718
   Infinity Property & Casualty (B)                      28,229           1,170
   IntercontinentalExchange*                              4,800             700
   International Bancshares                              16,745             385
   Intervest Bancshares                                   2,950              76
   IPC Holdings (B)                                      22,300             567
   Irwin Financial                                       93,908           1,000
   Jones Lang LaSalle                                     4,284             478
   Kansas City Life Insurance                            17,790             797
   KBW (B)*                                              30,100             831
   Lakeland Financial                                     2,800              65
   LandAmerica Financial Group                           12,600             698
   LaSalle Hotel Properties+                             31,900           1,328
   Lazard, Cl A                                          20,390             817
   Luminent Mortgage Capital+ (B)                       151,300             266
   Macerich+ (B)                                         37,100           3,013


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Mack-Cali Realty+                                     64,600   $       2,698
   MAF Bancorp                                           71,290           3,828
   Maguire Properties+ (B)                               70,429           1,832
   Marlin Business Services*                             44,698             741
   Marsh & McLennan                                      57,692           1,537
   Max Capital                                           29,100             799
   Meadowbrook Insurance Group*                         125,170           1,105
   Meruelo Maddux Properties*                           237,300           1,426
   MFA Mortgage Investments+                            239,000           1,852
   MGIC Investment                                       11,822             357
   Mid-America Apartment Communities+                    24,056           1,193
   Move*                                                502,239           1,507
   Nara Bancorp                                          26,300             417
   NASDAQ Stock Market (B)*                             147,100           4,804
   National Financial Partners                           27,083           1,324
   National Health Investors+                             7,072             214
   National Retail Properties+ (B)                       55,796           1,311
   Nationwide Financial Services, Cl A                   19,899           1,065
   Navigators Group*                                     24,014           1,302
   NBT Bancorp                                           76,300           1,674
   Nelnet, Cl A                                          16,272             287
   New Westfield Financial*                              10,000             101
   NewAlliance Bancshares (B)                            77,859           1,161
   Newcastle Investment+ (B)                             73,773           1,228
   NexCen Brands*                                        74,438             508
   NNN Realty Advisors*                                 169,500           1,432
   NorthStar Realty Finance+ (B)                         84,090             892
   Novastar Financial (B)                                 5,575              47
   NYSE Euronext                                          3,600             262
   Ocwen Financial (B)*                                  62,466             586
   Odyssey Re Holdings                                   24,100             873
   Old National Bancorp (B)                             113,700           1,806
   Old Second Bancorp                                     3,200              95
   Omega Healthcare Investors+                           12,768             190
   optionsXpress Holdings                                 6,100             143
   Pacific Capital Bancorp                               31,960             806
   PFF Bancorp                                          119,067           2,086
   Philadelphia Consolidated Holding*                    21,705             869
   Pico Holdings (B)*                                    27,658           1,217
   Piper Jaffray (B)*                                    74,608           3,832
   Platinum Underwriters Holdings                       126,586           4,390
   PMA Capital, Cl A*                                    23,019             231
   PMI Group                                             13,151             417
   Portfolio Recovery Associates (B)                     45,340           2,329
   Post Properties+                                      10,338             413
   Potlatch                                              10,028             452
   Preferred Bank                                        17,100             703
   Presidential Life                                     56,300             974
   ProAssurance (B)*                                     48,349           2,542
   Procentury                                            16,870             239
   Prologis+                                             85,700           5,156
   Provident Bankshares                                  26,566             821
   PS Business Parks+                                     7,300             412
   Public Storage+ (B)                                   44,124           3,344
   Radian Group (B)                                      12,400             219
   Rainier Pacific Financial Group                       13,243             214
   RAIT Financial Trust+ (B)                            134,427           1,190
   Ram Holdings*                                         86,300             806
   Ramco-Gershenson Properties+                          37,327           1,204
   Realty Income+                                        37,159           1,003
   RenaissanceRe Holdings                                12,000             687
   RLI                                                   31,438           1,891
   Safety Insurance Group                                43,846           1,497
   Santander BanCorp                                     43,665             524
   Security Capital Assurance (B)                        11,600             236
   Selective Insurance Group                             20,830             440
   Sierra Bancorp (B)                                     3,300              95

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Signature Bank (B)*                                   83,999   $       2,903
   Simon Property Group+ (B)                             55,400           5,259
   SL Green Realty+ (B)                                  22,800           2,542
   South Financial Group (B)                             94,275           2,164
   Southwest Bancorp                                     16,129             344
   St. Joe                                               33,978           1,074
   Sterling Bancshares                                   63,232             723
   Sterling Financial, Washington Shares                140,774           3,586
   Stewart Information Services                          87,313           3,236
   Strategic Hotels & Resorts+                          130,600           2,686
   Sun Communities+                                      69,300           1,976
   Sunstone Hotel Investors+                              9,500             256
   Superior Bancorp (B)*                                126,744           1,191
   Susquehanna Bancshares (B)                            58,400           1,148
   SVB Financial Group (B)*                              49,300           2,453
   SWS Group                                             31,700             562
   Synergy Financial Group                               64,700             908
   Taubman Centers+                                      41,400           2,135
   Taylor Capital Group                                   5,554             166
   TD Ameritrade Holding*                                53,831             977
   Technology Investment Capital                         45,700             600
   TFS Financial*                                         5,100              59
   Thomas Properties Group                               41,900             536
   Thomas Weisel Partners Group*                         69,600             945
   Titanium Asset*                                      122,200             550
   TradeStation Group*                                   79,800             883
   Triad Guaranty*                                       29,977             502
   Trico Bancshares                                       3,700              83
   Trustmark                                             37,999           1,073
   UCBH Holdings (B)                                    119,769           1,991
   UMB Financial                                         27,722           1,228
   Umpqua Holdings (B)                                   27,650             600
   UnionBanCal                                           20,401           1,199
   United America Indemnity, Cl A*                       10,900             236
   United Bankshares                                     46,805           1,465
   United Fire & Casualty                                60,889           2,313
   UnumProvident                                         22,664             555
   Validus Holdings*                                     37,300             821
   Ventas+                                               74,500           2,837
   Victory Acquisition*                                  48,847             457
   Vineyard National Bancorp                              8,795             162
   Virginia Commerce Bancorp (B)*                        29,340             430
   Vornado Realty Trust+ (B)                             15,800           1,684
   Waddell & Reed Financial, Cl A                        27,800             691
   Washington Federal                                    81,640           2,167
   Washington Real Estate Investment Trust+              13,640             447
   Weingarten Realty Investors+ (B)                      60,300           2,425
   WesBanco (B)                                          44,700           1,195
   West Coast Bancorp                                     8,800             241
   Westfield Financial                                   64,500             652
   Wilshire Bancorp                                      35,600             401
   Winthrop Realty Trust+ (B)                           163,900           1,041
   Wintrust Financial                                    14,519             626
   World Acceptance (B)*                                 44,326           1,375
   WR Berkley                                            26,100             780
   WSB Financial Group*                                  30,400             452
   WSFS Financial (B)                                    27,194           1,638
   Zenith National Insurance                             58,495           2,522
                                                                  --------------
                                                                        361,250
                                                                  --------------
HEALTH CARE -- 10.9%
   3SBio ADR*                                           122,700           1,215
   Abraxis BioScience*                                   11,209             246
   Acadia Pharmaceuticals (B)*                           41,100             591
   Accelrys*                                            126,600             768
   Adams Respiratory Therapeutics (B)*                   16,520             637


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Advanced Medical Optics (B)*                          40,800   $       1,173
   Affymax*                                              10,100             245
   Affymetrix (B)*                                      180,217           4,084
   Albany Molecular Research*                            58,296             852
   Alexion Pharmaceuticals*                               3,100             187
   Align Technology (B)*                                 92,165           2,095
   Alkermes (B)*                                        241,829           4,075
   Alliance Imaging*                                    196,301           1,729
   Alpharma, Cl A (B)                                    79,827           1,828
   Altus Pharmaceuticals (B)*                            73,000             765
   Amedisys (B)*                                         64,500           2,437
   America Service Group*                                27,200             313
   American Dental Partners*                              3,300              79
   American Medical Systems Holdings (B)*                53,307             981
   AMN Healthcare Services*                             163,000           2,906
   Amsurg*                                              108,168           2,552
   Analogic                                               8,856             612
   Angiotech Pharmaceuticals*                            78,600             462
   Animal Health International*                          56,300             639
   Applera -- Celera Group (B)*                          67,900             894
   Apria Healthcare Group (B)*                          194,802           5,188
   Arena Pharmaceuticals (B)*                           120,000           1,608
   Ariad Pharmaceuticals (B)*                           285,500           1,419
   Array Biopharma*                                      36,000             409
   Arthrocare (B)*                                        7,998             448
   Axcan Pharma*                                        109,666           2,092
   Bio-Imaging Technologies*                              4,208              27
   Bio-Reference Labs*                                    2,769              80
   Biogen Idec*                                           4,717             301
   BioMarin Pharmaceuticals (B)*                        135,568           2,912
   Bionovo*                                              18,500              81
   Bradley Pharmaceuticals*                              20,987             410
   Cambrex                                              102,137           1,274
   Cell Genesys (B)*                                    208,500             788
   Centene*                                              11,054             223
   Cephalon (B)*                                        101,200           7,595
   Chemed                                                66,554           4,129
   Community Health Systems*                             29,600           1,028
   Computer Programs & Systems (B)                       36,031             957
   Conceptus (B)*                                        58,400           1,022
   Conmed (B)*                                          111,499           3,239
   Cooper (B)                                            74,101           3,613
   Cross Country Healthcare (B)*                        107,300           1,832
   Cubist Pharmaceuticals (B)*                          211,198           4,832
   CV Therapeutics (B)*                                 469,500           4,535
   Cynosure, Cl A*                                       41,966           1,317
   Cypress Bioscience (B)*                               47,953             636
   Datascope                                             26,708             891
   DexCom*                                               52,070             479
   Dionex*                                               15,224           1,103
   Discovery Laboratories (B)*                          231,512             535
   DJO (B)*                                              55,570           2,705
   Eclipsys*                                             44,112           1,018
   Emergency Medical Services, Cl A*                     19,566             549
   Emergent Biosolutions*                                24,200             216
   Encysive Pharmaceuticals (B)*                        726,715           1,337
   eResearch Technology*                                 80,003             870
   Exelixis (B)*                                        215,518           2,425
   Five Star Quality Care (B)*                          162,200           1,286
   Foxhollow Technologies*                               33,400             820
   Greatbatch (B)*                                       65,221           1,957
   Hanger Orthopedic Group*                              40,200             423
   Hansen Medical*                                        2,541              62
   Healthspring*                                        106,897           1,998
   HealthTronics*                                       157,997             752
   Hologic (B)*                                          35,502           1,887
   Home Diagnostics*                                     86,900             853

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Human Genome Sciences (B)*                           299,447   $       2,758
   ICU Medical*                                          20,400             771
   Illumina (B)*                                         52,945           2,557
   Immunomedics*                                         88,966             186
   Incyte (B)*                                          334,600           1,954
   Indevus Pharmaceuticals*                              20,700             140
   Integra LifeSciences Holdings (B)*                     3,700             180
   InterMune (B)*                                        11,600             229
   Invacare                                              25,400             588
   Inverness Medical Innovations (B)*                    36,181           1,742
   Isis Pharmaceuticals (B)*                             34,452             425
   ISTA Pharmaceuticals (B)*                            161,300           1,140
   Kendle International (B)*                             44,038           1,724
   Kensey Nash*                                          26,560             633
   Kindred Healthcare (B)*                               53,150           1,053
   Kyphon*                                                1,670             112
   Landauer                                               4,797             243
   LeMaitre Vascular*                                    57,500             392
   Lifecell*                                             16,400             543
   LifePoint Hospitals*                                 109,429           3,075
   Magellan Health Services*                             49,450           2,008
   Martek Biosciences (B)*                               16,400             443
   Masimo*                                               24,200             508
   Matria Healthcare*                                    21,040             536
   Matrixx Initiatives*                                  24,200             514
   Medarex (B)*                                         465,800           7,988
   Medcath*                                              58,932           1,730
   Medical Staffing Network Holdings*                    76,700             406
   Medicines*                                            42,700             713
   Medtox Scientific*                                    13,288             250
   Mentor (B)                                            19,840             885
   Merge Technologies*                                   45,700             214
   Metabolix (B)*                                        63,000           1,402
   MGI Pharma (B)*                                       44,332           1,045
   Micrus Endovascular*                                  30,900             736
   Minrad International*                                 35,700             167
   Molina Healthcare*                                    20,673             704
   Myriad Genetics (B)*                                 106,983           4,703
   National Dentex*                                      21,200             372
   Neurocrine Biosciences (B)*                           37,300             372
   Noven Pharmaceuticals (B)*                            55,600             848
   NuVasive*                                             11,243             359
   Odyssey HealthCare (B)*                              211,000           2,064
   Omnicell*                                             10,844             262
   Omrix Biopharmaceuticals*                             21,724             761
   Onyx Pharmaceuticals*                                 11,905             472
   OraSure Technologies*                                 95,400             878
   Orthofix International*                               32,586           1,559
   OSI Pharmaceuticals (B)*                              17,200             587
   Owens & Minor                                        104,892           4,185
   Panacos Pharmaceuticals*                             104,014             301
   Par Pharmaceutical (B)*                               61,970           1,387
   Parexel International*                                27,295           1,174
   PDL BioPharma*                                        21,900             427
   Penwest Pharmaceuticals (B)*                         155,600           1,922
   Perrigo                                               34,901             723
   Pharmacopeia Drug Discovery*                          80,329             443
   PharmaNet Development Group*                          19,852             572
   PharMerica (B)*                                       38,853             689
   PolyMedica (B)                                        44,900           2,324
   Pozen (B)*                                            23,500             235
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)*                           112,300           2,062
   Providence Service*                                   23,485             706
   PSS World Medical*                                   145,500           2,776
   Psychiatric Solutions (B)*                            73,086           2,694
   Qiagen*                                               61,752           1,051
   Quidel*                                                9,600             163


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Regeneron Pharmaceuticals (B)*                        70,950   $       1,381
   Res-Care*                                             56,041           1,195
   Sciele Pharma (B)*                                   170,182           3,928
   Senomyx (B)*                                          31,045             415
   Sirona Dental Systems (B)*                            53,304           1,554
   Somanetics*                                           33,300             647
   Spectranetics (B)*                                   101,066           1,489
   STERIS                                                73,999           2,077
   Sun Healthcare Group*                                 63,700             947
   SuperGen (B)*                                         14,000              57
   SurModics (B)*                                         1,900              92
   Symmetry Medical*                                     40,289             646
   Tercica (B)*                                         112,700             746
   United Therapeutics (B)*                              56,355           3,860
   Varian*                                               23,430           1,406
   Viropharma (B)*                                       38,600             382
   Vnus Medical Technologies*                            38,069             550
   Volcano (B)*                                          55,360             822
   WellCare Health Plans*                                 8,712             860
   West Pharmaceutical Services                          64,706           2,591
   Wright Medical Group (B)*                             64,300           1,684
   Xenoport*                                              3,100             129
                                                                  --------------
                                                                        211,749
                                                                  --------------
INDUSTRIALS -- 15.3%
   ABM Industries                                        12,412             290
   ABX Air*                                              69,545             477
   ACCO Brands (B)*                                     108,840           2,467
   Accuride*                                             32,426             421
   Active Power (B)*                                    153,300             227
   Actuant, Cl A                                         32,177           1,962
   Acuity Brands                                         54,530           2,865
   Advisory Board (B)*                                   56,013           3,222
   Aecom Technology*                                     63,500           1,706
   AGCO*                                                 41,704           1,802
   Airtran Holdings*                                     16,004             168
   Alaska Air Group*                                     54,874           1,362
   Albany International, Cl A                           123,797           4,821
   Altra Holdings*                                       22,000             365
   Amerco*                                                3,912             247
   American Commercial Lines (B)*                       109,346           2,824
   American Ecology                                       5,381             108
   American Woodmark (B)                                 43,670           1,318
   Ampco-Pittsburgh                                      18,900             804
   AO Smith                                              77,900           3,755
   Apogee Enterprises                                   101,849           2,564
   Applied Industrial Technologies (B)                   28,200             902
   Arkansas Best                                         40,800           1,465
   Astec Industries (B)*                                 16,600             840
   ASV*                                                  12,791             182
   Atlas Air Worldwide Holdings*                         21,000           1,066
   Avis Budget Group*                                    33,182             770
   Barnes Group (B)                                      37,650           1,184
   BE Aerospace*                                        164,123           6,396
   Beacon Roofing Supply*                                11,400             133
   Belden CDT (B)                                        52,730           2,563
   Blount International (B)*                             30,800             422
   Bowne                                                 64,528           1,094
   Brady, Cl A (B)                                       43,340           1,687
   Briggs & Stratton                                     79,415           2,318
   Brink's                                               34,200           1,962
   Bucyrus International, Cl A                           29,926           1,870
   Casella Waste Systems, Cl A*                          15,514             173
   Celadon Group*                                        59,100             922
   Cenveo*                                                7,020             138
   Ceradyne (B)*                                         65,100           4,705
   Chart Industries*                                     59,700           1,611

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Chicago Bridge & Iron                                 82,876   $       3,095
   CIRCOR International                                  47,081           1,991
   Clean Harbors (B)*                                    74,703           3,525
   Columbus McKinnon*                                    19,179             521
   Comfort Systems USA                                   83,339           1,213
   Commercial Vehicle Group*                             55,900             795
   COMSYS IT Partners*                                   58,889           1,120
   Consolidated Graphics*                                 2,158             143
   Continental Airlines, Cl B*                           10,837             360
   Cornell*                                               4,498             108
   Corrections of America*                               54,204           1,391
   CoStar Group (B)*                                     34,160           1,880
   CRA International (B)*                                43,524           2,161
   Crane                                                 45,800           2,051
   Cubic (B)                                             16,405             649
   Curtiss-Wright                                        30,936           1,411
   Danaos                                                21,300             742
   Deluxe (B)                                           144,657           5,500
   Diamond Management & Technology Consultants (B)       42,800             431
   Dollar Thrifty Automotive Group (B)*                  18,400             542
   Dynamic Materials (B)                                102,800           4,419
   DynCorp International, Cl A*                          83,478           1,798
   EDO                                                   19,400             835
   Electro Rent*                                          9,971             145
   EMCOR Group*                                          84,136           2,638
   Encore Wire                                            4,695             122
   Energy Conversion Devices*                             1,700              44
   EnerSys*                                               7,080             128
   EnPro Industries*                                     69,324           2,897
   ESCO Technologies (B)*                                49,304           1,621
   Evergreen Solar (B)*                                  75,000             673
   Exponent*                                             11,300             275
   ExpressJet Holdings*                                  93,193             406
   Federal Signal                                        73,858           1,130
   First Advantage, Cl A*                                17,000             331
   First Consulting Group*                              171,370           1,623
   Flint Energy Services (Canada)*                       64,300           1,518
   Flow International*                                  151,900           1,247
   Flowserve                                              6,400             457
   Force Protection (B)*                                 65,500           1,129
   Force Protection*                                    166,100           2,576
   FTI Consulting*                                       33,772           1,774
   Fuel Tech*                                             9,746             284
   Gardner Denver*                                       22,629             903
   GATX                                                  16,500             719
   GenCorp*                                              37,000             423
   General Cable (B)*                                    68,505           3,986
   Genesee & Wyoming, Cl A*                              16,723             458
   Geo Group*                                           121,179           3,608
   GeoEye*                                               25,700             606
   Global Cash Access*                                    7,700              85
   Goodman Global*                                      144,459           3,379
   GrafTech International*                              190,284           3,195
   Granite Construction                                  21,573           1,174
   Great Lakes Dredge & Dock*                            57,500             510
   Greenbrier                                             4,116             121
   H&E Equipment Services*                              143,930           2,959
   Heico, Cl A                                           37,511           1,371
   Heidrick & Struggles International*                   49,295           2,309
   Hexcel (B)*                                           71,900           1,567
   HUB Group, Cl A*                                     129,517           4,322
   Hubbell, Cl B (B)                                     37,300           2,021
   Hudson Highland Group*                                55,866             783
   Huron Consulting Group (B)*                           20,890           1,380
   ICF International*                                    58,056           1,430
   ICT Group*                                             7,900             120
   IHS, Cl A*                                            39,784           2,008


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   II-VI (B)*                                            23,600   $         736
   IKON Office Solutions                                238,579           3,350
   Innerworkings (B)*                                   107,401           1,515
   Innovative Solutions & Support*                            1              --
   Interface, Cl A                                       48,145             869
   Ionatron*                                             37,600             123
   JA Solar Holdings ADR (B)*                            21,692             795
   JetBlue Airways*                                      66,000             628
   Kadant*                                               29,857             851
   Kansas City Southern (B)*                             55,093           1,674
   Kaydon (B)                                            33,666           1,778
   KBR*                                                  37,800           1,241
   Kelly Services, Cl A                                  14,451             328
   Kenexa*                                               39,702           1,103
   Kennametal                                            16,064           1,296
   Kforce*                                               35,951             547
   Kirby*                                                26,527           1,015
   Knight Transportation (B)                            140,175           2,578
   Knoll                                                187,482           3,564
   Korn/Ferry International*                                785              17
   Labor Ready*                                          60,974           1,273
   Ladish*                                                5,026             264
   Landstar System (B)                                   12,100             520
   Layne Christensen (B)*                                 5,800             286
   LECG*                                                126,900           1,947
   Lincoln Electric Holdings                             42,200           3,036
   Lydall*                                               10,751             112
   Marten Transport*                                      8,300             130
   Mcgrath Rentcorp*                                      9,679             310
   Mesa Air Group*                                      276,060           1,557
   Middleby (B)*                                         18,040           1,327
   Milacron (B)*                                         19,814             126
   Mine Safety Appliances                                 9,028             433
   Moog, Cl A*                                           27,322           1,163
   Mueller Industries                                     3,700             128
   Multi-Color                                            2,900             108
   NACCO Industries, Cl A                                 5,684             673
   Navigant Consulting*                                  33,500             591
   Navios Maritime Holdings*                             28,730             351
   Navistar International*                               22,800           1,276
   NCI Building Systems (B)*                             59,300           2,751
   Orbital Sciences (B)*                                 74,200           1,629
   Orion Marine Group*                                  139,600           1,961
   Pacer International                                   19,588             424
   Pall                                                  65,600           2,501
   PeopleSupport*                                       159,200           2,003
   Perini (B)*                                           99,964           5,658
   PHH*                                                  47,800           1,287
   Pinnacle Airlines (B)*                                47,290             775
   Power-One (B)*                                       180,431             787
   PRG-Schultz International*                            19,506             278
   Quanta Services (B)*                                 136,299           3,853
   RBC Bearings*                                         43,280           1,536
   Regal-Beloit                                          22,600           1,142
   Republic Airways Holdings*                           121,070           2,305
   Robbins & Myers                                       10,510             569
   RSC Holdings (B)*                                     55,400           1,028
   Ryder System                                          59,400           3,252
   Saia*                                                 15,710             295
   Schawk                                                24,200             523
   School Specialty (B)*                                 33,835           1,233
   Shaw Group*                                           20,997           1,051
   Skywest                                               75,464           1,896
   Spherion (B)*                                        197,185           1,743
   Standard Register                                     22,394             286
   Sunpower, Cl A (B)*                                    8,629             590
   Superior Essex (B)*                                   51,846           1,830
   TAL International Group                               63,300           1,588

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Taleo, Cl A*                                          63,291   $       1,459
   Tecnisa (Brazil)*                                    382,700           2,050
   Tecumseh Products, Cl A*                              85,100           1,468
   Teledyne Technologies (B)*                            66,910           3,340
   Tetra Tech (B)*                                       77,715           1,523
   Titan International                                   16,615             482
   Tredegar                                              32,989             577
   Trex*                                                  9,300             125
   Trimas*                                               53,100             651
   UAP Holding                                           52,065           1,557
   United Industrial (B)                                 31,658           2,189
   United Rentals*                                       99,600           3,247
   United Stationers*                                    58,076           3,428
   Universal Forest Products                             16,500             615
   URS*                                                  40,226           2,150
   US Xpress Enterprises, Cl A*                          43,400             771
   Volt Information Sciences*                            13,974             210
   Wabash National                                       57,100             747
   Wabtec                                                62,226           2,332
   Walter Industries                                     93,400           2,361
   Washington Group International*                       32,325           2,738
   Waste Connections*                                   103,862           3,160
   Waste Industries USA                                  12,000             389
   Watson Wyatt Worldwide, Cl A                         102,725           4,860
   Watts Water Technologies, Cl A                        22,457             795
   WESCO International*                                  19,479             927
   Williams Scotsman International*                     117,123           3,199
   YRC Worldwide (B)*                                    42,300           1,303
                                                                  --------------
                                                                        296,360
                                                                  --------------
INFORMATION TECHNOLOGY -- 19.8%
   ACI Worldwide*                                        38,581           1,002
   Acme Packet (B)*                                     136,600           2,046
   Actel*                                                25,700             289
   Actuate*                                              14,116             100
   ADC Telecommunications*                               51,701             946
   Advanced Analogic Technologies*                       20,285             184
   Advanced Energy Industries*                           79,968           1,298
   Advent Software (B)*                                  35,200           1,410
   Akamai Technologies*                                  22,792             734
   Alliance Semiconductor                                95,100             219
   Allot Communications*                                136,135             835
   AMIS Holdings (B)*                                   237,309           2,461
   Amkor Technology (B)*                                235,700           2,715
   Anadigics (B)*                                        56,720             934
   Andrew*                                               99,228           1,397
   Anixter International*                                 2,217             170
   Ansoft (B)*                                            1,600              48
   Ansys*                                                11,496             381
   Applied Micro Circuits (B)*                          181,800             518
   Ariba*                                                75,811             667
   ARM Holdings ADR (B)*                                172,400           1,538
   Arris Group (B)*                                     146,322           2,221
   Art Technology Group*                                253,703             789
   Aspen Technology (B)*                                 56,400             740
   Asyst Technologies*                                  517,358           3,037
   Atheros Communications*                              109,815           3,285
   Atmel*                                               165,853             879
   ATMI (B)*                                             76,359           2,303
   Authorize.Net Holdings*                               33,157             603
   Avanex (B)*                                          193,900             334
   Avid Technology*                                       9,414             290
   Avocent (B)*                                         146,647           4,329
   Axcelis Technologies*                                 38,404             181
   Axesstel*                                            431,541             492
   BearingPoint (B)*                                    248,400           1,458
   Benchmark Electronics*                                52,800           1,324


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   BigBand Networks*                                     96,200   $         972
   Black Box                                             61,782           2,530
   Blackboard (B)*                                       22,312             932
   Brightpoint*                                          18,392             214
   Broadridge Financial Solutions*                       63,800           1,159
   Brocade Communications Systems*                      488,300           3,418
   Brooks Automation*                                    24,300             344
   C-COR*                                                52,730             607
   CACI International, Cl A (B)*                         76,435           3,900
   Captaris*                                             23,262             125
   Checkfree*                                             9,634             445
   Checkpoint Systems*                                   45,032           1,254
   Chordiant Software*                                        1              --
   Ciber (B)*                                           192,779           1,529
   Cirrus Logic*                                        114,766             782
   CMGI*                                                238,816             373
   CNET Networks*                                       356,600           2,610
   Cogent (B)*                                           21,100             303
   Cognex                                                11,800             218
   Coherent (B)*                                         45,732           1,376
   Cohu                                                   8,583             170
   CommScope (B)*                                        35,935           2,034
   Commvault Systems*                                    62,600           1,193
   Comtech Group*                                        49,100             831
   Comtech Telecommunications*                           18,019             767
   Comverge (B)*                                         13,738             379
   Comverse Technology (B)*                             106,100           1,777
   Concur Technologies (B)*                              68,996           1,848
   Conexant Systems*                                    255,700             286
   CPI International*                                    66,941           1,296
   Credence Systems*                                    190,282             559
   CSG Systems International (B)*                       141,653           3,275
   CTS                                                   95,800           1,244
   Cymer (B)*                                            30,300           1,201
   Cypress Semiconductor*                                30,483             763
   Daktronics (B)                                        52,555           1,445
   Data Domain*                                           6,900             193
   DealerTrack Holdings*                                 98,335           3,756
   DemandTec (B)*                                        34,606             332
   Digimarc*                                             69,500             624
   Digital River*                                         2,787             129
   Diodes (B)*                                           62,236           1,886
   DivX (B)*                                             68,605             956
   Double-Take Software*                                116,400           2,011
   DSP Group*                                            76,700           1,337
   Dycom Industries*                                     48,382           1,429
   Earthlink (B)*                                       258,900           1,973
   Echelon (B)*                                          21,864             612
   EFJ*                                                 134,800             758
   Electronic Arts*                                      23,864           1,263
   Electronic Data Systems                               37,362             855
   Electronics for Imaging (B)*                         150,907           3,936
   Emergis (Canada)*                                    283,100           1,956
   EMS Technologies*                                      8,017             197
   Emulex (B)*                                          159,030           3,107
   Entegris (B)*                                        193,342           1,825
   Epicor Software*                                     114,563           1,524
   EPIQ Systems (B)*                                    116,741           1,895
   Equinix (B)*                                          10,450             925
   Euronet Worldwide (B)*                                56,007           1,517
   Factset Research Systems                              18,305           1,097
   Fairchild Semiconductor International*                53,003             994
   Flir Systems*                                         13,775             678
   Foundry Networks (B)*                                112,900           2,088
   Gartner*                                              15,200             336
   Gevity HR                                             64,300             741
   Harris Stratex Networks, Cl A*                        69,000           1,181
   Heartland Payment Systems (B)                         32,572             970

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hewitt Associates, Cl A*                              19,056   $         641
   Hittite Microwave*                                    28,475           1,207
   Hutchinson Technology*                                85,600           1,970
   i2 Technologies*                                       4,400              70
   Ikanos Communications*                                84,300             493
   Imation                                               93,536           2,721
   Imergent (B)*                                         24,700             468
   Immersion (B)*                                        51,448             771
   Infinera (B)*                                         25,541             492
   Informatica (B)*                                     139,300           1,945
   Insight Enterprises*                                  43,003           1,020
   InterDigital*                                         63,900           1,477
   Intermec*                                              9,351             230
   Intevac (B)*                                          50,900             832
   IPG Photonics*                                        34,200             632
   Itron*                                                20,528           1,743
   JDA Software Group*                                  196,945           4,087
   JDS Uniphase (B)*                                     76,000           1,107
   Juniper Networks*                                     39,538           1,302
   Jupitermedias (B)*                                   239,500           1,471
   Kemet*                                               114,100             787
   Keynote Systems*                                      73,000           1,007
   Knot (B)*                                             25,700             538
   Komag (B)*                                           143,200           4,602
   Kulicke & Soffa Industries*                           27,097             231
   Lattice Semiconductor*                               700,000           3,493
   Lawson Software (B)*                                 423,489           4,154
   LeCroy (B)*                                           71,700             536
   Liquidity Services*                                   80,980             891
   Littelfuse (B)*                                       43,867           1,465
   LoJack*                                               64,641           1,231
   LTX*                                                 355,304           1,450
   Macrovision*                                           4,664             111
   Magma Design Automation*                              36,351             499
   Manhattan Associates*                                 64,205           1,854
   Mantech International, Cl A*                          21,967             786
   Marchex, Cl B (B)*                                    63,300             577
   Mastec*                                               70,623           1,044
   Mattson Technology*                                    7,000              74
   MAXIMUS                                                7,300             312
   McAfee*                                               14,800             529
   Measurement Specialties*                              17,700             427
   Mentor Graphics*                                     196,800           2,747
   Mercadolibre (B)*                                     47,114           1,325
   Mercury Computer Systems*                             56,600             648
   Merix*                                                17,037             100
   Methode Electronics                                  159,422           2,302
   Micrel                                                43,332             475
   Microsemi (B)*                                       302,273           7,666
   MicroStrategy, Cl A*                                  21,161           1,465
   Microtune*                                            23,900             142
   MIPS Technologies (B)*                               229,400           1,794
   MIVA*                                                 18,020              81
   MKS Instruments (B)*                                  76,200           1,679
   MoneyGram International                               13,700             291
   Monolithic Power Systems*                             17,963             368
   MPS Group*                                           107,800           1,483
   MTS Systems                                           13,599             573
   Navisite*                                            243,100           1,925
   Neoware*                                              61,925             993
   Net 1 UEPS Technologies (B)*                          32,460             802
   Netgear*                                              38,185           1,071
   Netlogic Microsystems (B)*                            30,162             885
   Novatel*                                              43,000           1,550
   Novatel Wireless (B)*                                144,865           3,309
   Nuance Communications (B)*                           122,919           2,311
   Omniture (B)*                                        103,418           2,566
   Omnivision Technologies*                              19,700             411


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   ON Semiconductor (B)*                                329,495   $       3,862
   Openwave Systems*                                     18,881              85
   Orbotech*                                            113,100           2,449
   OSI Systems*                                          56,200           1,400
   Palm (B)*                                            142,100           2,133
   Parametric Technology*                               217,025           3,822
   Park Electrochemical                                  38,700           1,144
   Parkervision (B)*                                    121,000           1,609
   Parkervision*                                         33,000             439
   PC Connection*                                        35,394             455
   Perfect World (B)*                                    29,200             662
   Perficient*                                           91,417           2,132
   Perot Systems, Cl A*                                 150,330           2,350
   Photon Dynamics*                                      32,693             272
   Photronics*                                          107,062           1,240
   Pixelworks*                                           84,970              93
   Plantronics (B)                                       32,465             922
   Plexus*                                              116,612           2,772
   PLX Technology*                                      156,596           1,694
   PMC - Sierra (B)*                                    231,100           1,775
   Polycom (B)*                                         306,000           9,275
   Power Integrations*                                   80,300           2,248
   Powerwave Technologies (B)*                          560,882           3,842
   Presstek (B)*                                         71,780             454
   Quality Systems (B)                                   12,322             454
   Quantum*                                             472,300           1,516
   Quest Software*                                       15,923             232
   Rackable Systems (B)*                                166,420           2,283
   Radisys (B)*                                          27,900             305
   RADWARE*                                              81,500           1,096
   Red Hat (B)*                                         366,400           7,126
   RF Micro Devices (B)*                              1,028,200           6,118
   Richardson Electronics                                36,515             264
   RightNow Technologies (B)*                            43,009             630
   Rofin-Sinar Technologies*                                940              66
   Rogers*                                                5,236             216
   Rudolph Technologies*                                 42,700             548
   SAVVIS*                                                2,500              99
   Seachange International*                             311,400           2,267
   Seagate Technology (B)                                39,952           1,032
   Secure Computing*                                    152,600           1,370
   ShoreTel*                                            154,000           2,057
   SI International*                                     50,900           1,569
   Sigma Designs (B)*                                    33,177           1,404
   Silicon Image (B)*                                   116,700             675
   Silicon Motion Technology ADR*                        58,200           1,257
   Sina*                                                 55,354           2,307
   Sirf Technology Holdings (B)*                         38,264             645
   SkillSoft ADR*                                        64,800             578
   Skyworks Solutions (B)*                            1,139,335           8,989
   Smart Modular Technologies WWH*                       45,225             495
   SonicWALL*                                            38,600             331
   Sonus Networks (B)*                                   94,648             547
   SourceForge (B)*                                      21,420              55
   Spatialight*                                           1,900              --
   Spatialight Deal # 3 PIPE (F) (G) (H)*                 1,760              --
   Spatialight PIPE (F) (G) (H)*                            165              --
   SPSS*                                                 34,350           1,400
   SRA International, Cl A (B)*                          41,327           1,166
   Standard Microsystems (B)*                            58,171           2,093
   Stratasys (B)*                                        29,650             746
   Sun Microsystems*                                    159,255             854
   Supertex*                                              1,292              46
   Sybase*                                              143,874           3,316
   Symmetricom*                                          15,122              75
   Synaptics*                                            25,870           1,120
   Synchronoss Technologies*                             92,795           3,224
   SYNNEX*                                               61,400           1,223

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Synopsys*                                             54,949   $       1,501
   TAC Acquisition*                                     342,500               4
   Technitrol                                           139,861           3,846
   Tekelec (B)*                                         151,114           1,859
   Tessco Technologies*                                   6,923             106
   THQ*                                                 162,545           4,680
   TIBCO Software (B)*                                  264,386           2,091
   TNS (B)                                               47,161             704
   Triquint Semiconductor (B)*                          180,100             794
   TTM Technologies*                                    168,500           1,968
   Ultratech (B)*                                       137,500           1,970
   United Online (B)                                    305,036           4,383
   Universal Display (B)*                                93,911           1,386
   Utstarcom (B)*                                       119,700             364
   Valueclick*                                           36,200             725
   Varian Semiconductor Equipment
      Associates (B)*                                    44,850           2,495
   Vasco Data Security International (B)*                87,381           2,737
   Veeco Instruments*                                    19,090             336
   VeriFone Holdings (B)*                                92,295           3,411
   Verigy*                                               48,575           1,283
   Verint Systems*                                       77,159           1,902
   VeriSign*                                             35,853           1,154
   Viasat*                                               35,155           1,073
   Vignette*                                             20,657             403
   Virtusa*                                              73,476           1,042
   VistaPrint*                                           28,824             948
   Vocus*                                                63,700           1,593
   Volterra Semiconductor*                                7,894              86
   Wavecom ADR*                                          32,337             861
   Websense*                                              4,615              95
   WidePoint*                                           281,700             225
   Wind River Systems*                                  358,400           3,781
   Wright Express*                                       58,200           2,147
   Xyratex*                                             116,045           2,416
   Zoran*                                               140,829           2,432
   Zygo*                                                 51,439             661
                                                                  --------------
                                                                        384,021
                                                                  --------------
MATERIALS -- 4.6%
   ADA-ES*                                               24,500             261
   AK Steel Holding*                                     38,129           1,525
   AM Castle                                             43,816           1,276
   Aptargroup (B)                                        34,234           1,244
   Arch Chemicals                                        22,920             993
   Ashland                                               42,984           2,570
   Bemis                                                 33,281             994
   Buckeye Technologies (B)*                            271,127           4,221
   Carpenter Technology                                  14,000           1,636
   Century Aluminum*                                      9,534             469
   CF Industries Holdings                                35,768           2,265
   Cleveland-Cliffs (B)                                  32,260           2,460
   Constar International*                                59,598             333
   Crown Holdings*                                       29,700             713
   Cytec Industries                                      46,400           3,081
   Ferro                                                 19,569             383
   First Quantum Minerals (Canada)                       23,300           1,762
   Flotek Industries*                                    15,760             595
   FMC                                                   12,508           1,126
   Greif, Cl A (B)                                       56,229           3,274
   H.B. Fuller (B)                                      110,860           2,983
   Haynes International*                                 33,000           2,757
   Headwaters (B)*                                       30,100             497
   Hercules*                                            204,330           4,254
   Horsehead Holding (B)*                                68,600           1,295
   Innospec                                               7,018             174
   Katanga Mining*                                       18,300              --


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Koppers Holdings                                      33,800   $       1,241
   Louisiana-Pacific (B)                                 64,000           1,199
   Metal Management (B)                                  29,313           1,375
   Myers Industries                                      43,121             919
   Neenah Paper                                          39,277           1,363
   NewMarket                                             20,275             947
   Olin                                                  45,501             976
   OM Group*                                             48,700           2,406
   Omnova Solutions*                                     80,600             476
   Owens-Illinois*                                        1,240              50
   Pioneer*                                              14,408             504
   PolyOne*                                              73,348             589
   Quanex (B)                                           106,898           4,630
   Rock-Tenn, Cl A                                       74,991           2,174
   Rockwood Holdings*                                    18,121             581
   RTI International Metals*                              1,060              74
   Ryerson (B)                                           33,300           1,110
   Schnitzer Steel Industries, Cl A (B)                  21,699           1,268
   Schweitzer-Mauduit International                      62,542           1,425
   Sensient Technologies (B)                            111,300           3,015
   Sherritt International (Canada)                      147,500           2,224
   Silgan Holdings (B)                                  106,849           5,459
   Spartech                                              69,537           1,506
   Steel Dynamics (B)                                   105,700           4,585
   Symyx Technologies (B)*                               39,075             350
   Terra Industries*                                     33,888             880
   Texas Industries                                      35,015           2,581
   Wellman (B)                                          141,300             311
   Wheeling-Pittsburgh (B)*                              94,300           1,709
   WR Grace*                                             21,715             485
                                                                  --------------
                                                                         89,553
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.8%
   Alaska Communications Systems
      Group                                             103,828           1,418
   Aruba Networks (B)*                                   85,400           1,543
   Atlantic Tele-Network                                  9,900             331
   Cbeyond (B)*                                          43,692           1,698
   Centennial Communications*                           122,637           1,153
   Cincinnati Bell*                                     339,932           1,659
   Clearwire, Cl A (B)*                                 109,100           2,335
   Cogent Communications Group*                          44,100           1,101
   Consolidated Communications
      Holdings                                           17,886             332
   CT Communications                                      4,216             133
   Dobson Communications, Cl A*                          59,090             746
   Fairpoint Communications (B)                         143,400           2,399
   General Communication, Cl A*                           4,700              60
   Global Crossing*                                      39,129             745
   IDT*                                                  26,500             219
   IDT, Cl B (B)*                                        54,697             492
   Iowa Telecommunications Services                      21,879             405
   LCC International, Cl A*                              98,019             356
   Leap Wireless International*                           7,400             537
   NeuStar, Cl A (B)*                                    24,992             790
   NTELOS Holdings                                      112,857           3,022
   Orckit Communications*                                61,700             387
   Premiere Global Services*                            159,200           2,082
   Rural Cellular, Cl A*                                 11,144             479
   SBA Communications, Cl A (B)*                        100,145           3,262
   Syniverse Holdings (B)*                               95,600           1,351
   Time Warner Telecom, Cl A (B)*                       122,530           2,690
   USA Mobility                                          89,209           1,646
   Vonage Holdings*                                     137,074             289
                                                                  --------------
                                                                         33,660
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 3.1%
   AGL Resources                                         38,215   $       1,518
   Allete                                                81,069           3,414
   Atmos Energy                                          44,023           1,238
   Avista                                                44,300             867
   Black Hills                                           30,645           1,262
   Centerpoint Energy (B)                                96,700           1,569
   Cia de Saneamento de Minas
      Gerais-COPASA*                                     38,400             605
   Cleco                                                 68,751           1,584
   CMS Energy (B)                                        90,200           1,472
   El Paso Electric (B)*                                 59,100           1,319
   Empire District Electric (B)                          49,746           1,141
   Energen                                               15,956             857
   Great Plains Energy                                   15,600             442
   Hawaiian Electric Industries                          15,400             323
   Idacorp                                               39,522           1,283
   Integrys Energy Group                                 37,201           1,866
   ITC Holdings (B)                                      37,422           1,665
   Laclede Group                                         52,613           1,717
   New Jersey Resources                                  30,466           1,492
   Nicor (B)                                             60,902           2,531
   Northwest Natural Gas                                 34,099           1,584
   NorthWestern                                          33,484             899
   Oneok                                                 32,900           1,541
   Ormat Technologies (B)                                98,071           4,222
   PNM Resources (B)                                    125,175           2,894
   PNOC Energy Development*                           6,408,000             895
   Portland General Electric                            180,689           4,805
   Reliant Energy*                                       49,403           1,260
   SCANA                                                  1,790              69
   SEMCO Energy*                                         77,400             589
   SJW                                                    3,900             134
   South Jersey Industries                                2,528              86
   Southern Union                                        58,100           1,734
   Southwest Gas                                         60,797           1,764
   UGI                                                   49,600           1,267
   UIL Holdings                                          53,700           1,664
   Unisource Energy                                      16,958             502
   Vectren                                               56,171           1,533
   Westar Energy                                         89,671           2,178
   WGL Holdings                                          62,037           2,040
   Wisconsin Energy                                      10,516             466
                                                                  --------------
                                                                         60,291
                                                                  --------------
Total Common Stock
   (Cost $1,697,953) ($ Thousands)                                    1,882,606
                                                                  --------------
CORPORATE OBLIGATION (C) (E)-- 0.5%

FINANCIALS -- 0.5%
   SLM EXL
      5.621%, 09/17/07                              $     8,711           8,711
                                                                  --------------
Total Corporate Obligation
   (Cost $8,711) ($ Thousands)                                            8,711
                                                                  --------------
ASSET-BACKED SECURITY (A) (C) (E) -- 0.3%

MORTGAGE RELATED SECURITY-- 0.3%
   Duke Funding, Ser 2004-6B, Cl A1S1
      5.430%, 10/09/07                                    5,939           5,939
                                                                  --------------
Total Asset-Backed Security
   (Cost $5,939) ($ Thousands)                                            5,939
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                  ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 2000 Index Fund (B)*                  13,975   $       1,100
                                                                  --------------
Total Exchange Traded Fund
   (Cost $1,001) ($ Thousands)                                            1,100
                                                                  --------------
PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
   Thornburg Mortgage                                    19,944             523
                                                                  --------------
Total Preferred Stock
   (Cost $499) ($ Thousands)                                                523
                                                                  --------------

                                                     Number of
                                                     Warrants
                                                    -----------
WARRANTS -- 0.0%
   Parkervision, Deal #2 (F) (G) (H) (I)*                 7,500              31
   Parkervision, Deal #3 (F) (G) (H) (I)*                 8,250              36
   Rentech, Expires 04/25/12*                            16,100              11
   Titanium Asset Management,
      Expires 06/21/11*                                 122,200             130
   Victory Acquisition, Expires 04/24/11*                48,847              73
   Washington Mutual, Expires 12/26/50*                 220,361              51
                                                                  --------------
Total Warrants
   (Cost $47) ($ Thousands)                                                 332
                                                                  --------------

                                                     Number of
                                                     Rights
                                                    -----------
RIGHTS -- 0.0%
   Hayez Lemmerz International                           16,625              22
                                                                  --------------
Total Rights
   (Cost $19) ($ Thousands)                                                  22
                                                                  --------------
CASH EQUIVALENTS -- 26.8%
   First Union Cash Management
      Program, 4.509% **                                713,700             714
   SEI Daily Income Trust, Prime                     47,067,443          47,067
      Obligation Fund, Cl A, 5.510% ++ **
   SEI Liquidity Fund LP, 5.510% ++ ** (C)          471,176,842         471,177
                                                                  --------------
Total Cash Equivalents
   (Cost $518,958) ($ Thousands)                                        518,958
                                                                  --------------
U.S. TREASURY OBLIGATION (D)(J) -- 0.0%
   U.S. Treasury Bills
      3.939%, 11/23/07                              $       725             719
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $718) ($ Thousands)                                                719
                                                                  --------------
Total Investments -- 124.9%
   (Cost $2,233,845) ($ Thousands)+++                             $   2,418,910
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007


Futures Contracts -- A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                    Number of                        Unrealized
                                    Contracts      Expiration      Appreciation
Type of Contract                  Long (Short)        Date        ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini             152           Sep-2007     $          287
                                                                 ===============

Restricted Securities -- At August 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2007, were as follows:

                       Number of   Acquisition            Cost   Market Value
                          Shares          Date   ($ Thousands)   ($ Thousands)    % of Net Assets
---------------------------------------------------------------------------------------------------
BA Energy PIPE           119,000      08/10/06   $       1,004   $         900               0.05%

BA Energy PIPE            30,500      04/30/07             221             231               0.01

BPZ Energy PIPE          237,000      05/08/07           1,251           1,386               0.07

Parkervision
Warrants, Deal #3          8,250      03/28/06              --              36               0.00

Parkervision
Warrants, Deal #2          7,500      06/20/05              16              31               0.00

Oil Sands Quest PIPE      74,000      05/02/07             204             373               0.02

Spatialight, Deal
#3 PIPE                    1,760      01/12/06             198              --               0.00

Spatialight PIPE             165      06/21/06              --              --               0.00
                                                 --------------  --------------            -------
                                                 $       2,894   $       2,957               0.15%
                                                 ==============  ==============            =======


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2007


Percentages are based on Net Assets of $1,936,113 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investments Trust

++ Affiliated Security

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $476,559 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2007 was $485,827 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007.

(F) Securities considered illiquid. The total value of such securities as of August 31, 2007 was $2,957 ($ Thousands) and represents 0.15% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2007 was $2,957 ($ Thousands) and represented 0.15% of Net Assets.

(H) This security considered restricted. The total value of such securities as of August 31, 2007 was $2,957 ($ Thousands) and represented 0.15% of Net Assets.

(I) This warrant does not have a strike price or expiration date.

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
LP -- Limited Partnership
PIPE -- Private Investment in Public Entity
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $2,233,845 ($ Thousands), and the unrealized appreciation and depreciation were $301,835 ($ Thousands) and $(116,770) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.3%

CONSUMER DISCRETIONARY -- 13.2%
   Abercrombie & Fitch, Cl A                              8,394   $         661
   Aeropostale (B)*                                      69,600           1,441
   Aftermarket Technology*                               13,616             407
   American Axle & Manufacturing
      Holdings                                           55,010           1,283
   American Eagle Outfitters                             15,400             398
   American Greetings, Cl A (B)                          42,650           1,055
   Amerigon (B)*                                         29,186             461
   AnnTaylor Stores*                                     19,864             623
   Applebee's International*                              8,680             215
   Arctic Cat (B)                                        50,400             852
   ArvinMeritor                                           5,617              98
   Audible (B)*                                         119,958           1,274
   Autoliv                                               36,100           2,071
   Autonation (B)*                                       26,050             494
   Bally Technologies*                                   18,846             625
   Bebe Stores                                           19,662             274
   Belo, Cl A (B)                                       130,641           2,252
   Big Lots*                                             62,606           1,864
   Black & Decker (B)                                    43,005           3,731
   Blockbuster, Cl A*                                   226,223           1,122
   Blyth                                                  1,800              40
   Bob Evans Farms                                       10,055             336
   Books-A-Million                                        5,459              73
   Borders Group (B)                                     31,800             477
   Bright Horizons Family Solutions*                     27,071           1,074
   Brinker International                                100,867           2,909
   Brown Shoe                                            77,286           1,765
   Brunswick                                             66,418           1,670
   Cablevision Systems, Cl A*                            44,457           1,492
   Carrols Restaurant Group*                             53,866             590
   Casual Male Retail Group (B)*                        177,500           1,793
   Cato, Cl A                                            58,500           1,291
   CBRL Group                                            61,229           2,291
   CEC Entertainment*                                    30,328             931
   Century Casinos*                                     142,555             974
   Charming Shoppes (B)*                                225,700           2,040
   Chipotle Mexican Grill, Cl A (B)*                     55,175           5,738
   Cinemark Holdings*                                    60,263           1,084
   Coach*                                                56,900           2,534
   Columbia Sportswear (B)                               11,000             659
   Cooper Tire & Rubber                                  79,725           1,948
   Corinthian Colleges*                                   5,700              80
   Courier                                                5,689             204
   CROCS (B)*                                           141,900           8,378
   CSK Auto (B)*                                         53,865             712
   Ctrip.com International ADR*                          26,306           1,118
   Denny's*                                             142,728             551
   Dick's Sporting Goods*                                 6,770             439
   Dillard's, Cl A                                       52,572           1,248
   Dolan Media*                                          56,045           1,114
   Dollar Tree Stores*                                  106,479           4,627
   Dover Downs Gaming &
   Entertainment                                          9,600              99
   DreamWorks Animation SKG, Cl A*                       34,700           1,070
   Dress Barn (B)*                                       20,800             364
   Drew Industries (B)*                                  17,400             683
   Dufry South America (United Kingdom)*                 62,100           1,530
   E.W. Scripps, Cl A                                    18,119             745
   Eastman Kodak                                         18,757             500
   Eddie Bauer Holdings (B)*                            216,700           1,690
   Entercom Communications                               55,797           1,188
   Ethan Allen Interiors                                 10,786             362

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Family Dollar Stores                                   3,072   $          90
   Finish Line, Cl A                                     23,776             134
   Focus Media Holding ADR (B)*                          63,633           2,562
   Foot Locker                                           84,112           1,406
   Ford Motor                                             4,257              33
   Furniture Brands International (B)                    48,500             552
   Genius Products*                                     509,680           1,361
   Getty Images*                                         10,360             323
   Gildan Activewear*                                    42,000           1,361
   Global Sources (B)*                                    5,200             100
   Goodyear Tire & Rubber*                              102,509           2,835
   Group 1 Automotive (B)                                43,500           1,525
   GSI Commerce (B)*                                    115,575           2,659
   Guess?*                                                3,100             164
   Gymboree*                                             30,000           1,203
   Handleman (B)                                         21,700              79
   Hanesbrands*                                           9,700             291
   Harley-Davidson                                       11,477             617
   Harman International Industries                        3,371             382
   Harris Interactive*                                  227,735             982
   Hasbro (B)                                           217,535           6,137
   hhgregg*                                              86,965           1,117
   Hibbett Sports (B)*                                   56,747           1,415
   Home Solutions of America*                             5,200              16
   IAC/InterActive*                                      32,400             900
   Interactive Data                                      23,600             645
   ITT Educational Services*                             10,515           1,155
   J Crew Group*                                         43,575           2,170
   Jack in the Box*                                       7,000             436
   Jackson Hewitt Tax Service                            69,884           2,018
   Jakks Pacific*                                         9,572             215
   Jarden*                                               82,791           2,715
   Jo-Ann Stores*                                        43,559             980
   Jones Apparel Group                                  108,589           2,084
   Jos. A. Bank Clothiers (B)*                           66,797           2,014
   Journal Communications, Cl A                          10,917             113
   KB Home (B)                                           18,900             573
   Leapfrog Enterprises (B)*                             89,802             646
   Lear (B)*                                             72,500           2,119
   Leggett & Platt                                       39,387             803
   Life Time Fitness (B)*                                65,745           3,653
   Limited Brands                                        71,900           1,665
   Lin TV, Cl A*                                         12,900             172
   LKQ (B)*                                              65,700           2,035
   Lululemon Athletica*                                  38,575           1,314
   Martha Stewart Living Omnimedia, Cl A (B)            114,800           1,456
   Marvel Entertainment (B)*                             59,270           1,339
   Men's Wearhouse                                       37,082           1,879
   Meredith                                              28,400           1,588
   Mohawk Industries*                                     7,121             622
   Morgans Hotel Group*                                 107,900           2,080
   Morningstar (B)*                                      29,760           1,920
   Movado Group                                          14,900             440
   National CineMedia*                                   77,894           1,919
   Nautilus (B)                                          51,300             488
   New Oriental Education & Technology
      Group ADR*                                         30,462           1,613
   Newell Rubbermaid                                     28,040             723
   Nutri/System (B)*                                      8,700             472
   NVR*                                                   2,871           1,606
   O'Charleys                                            80,522           1,311
   OfficeMax                                             34,308           1,219
   Orient-Express Hotels, Cl A                           68,100           3,408
   Pacific Sunwear of California*                        28,098             394
   Penn National Gaming*                                 51,933           3,054
   Perry Ellis International*                            58,180           1,588
   PetSmart (B)                                          88,300           3,064


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Phillips-Van Heusen                                    8,100   $         472
   Pinnacle Entertainment (B)*                          104,012           2,894
   Polaris Industries (B)                                58,255           2,782
   priceline.com (B)*                                    37,700           3,128
   Quiksilver (B)*                                      440,000           5,892
   R.H. Donnelley (B)*                                   49,482           2,911
   RadioShack                                            66,985           1,592
   Regal Entertainment Group, Cl A (B)                   94,400           2,128
   Regis (B)                                             69,016           2,278
   Rent-A-Center*                                        87,495           1,682
   Ruby Tuesday (B)                                      79,800           1,768
   Ryland Group (B)                                      26,900             770
   Saks (B)                                              54,789             886
   Sally Beauty Holdings (B)*                           111,000             946
   Sauer-Danfoss                                         13,759             369
   Scientific Games, Cl A (B)*                           60,500           2,111
   Sealy                                                 14,200             217
   Sinclair Broadcast Group, Cl A                        30,509             380
   Sirius Satellite Radio*                               39,769             118
   Sonic Automotive, Cl A (B)                            33,900             902
   Source Interlink*                                      5,866              24
   Standard Motor Products                               40,819             400
   Standard-Pacific (B)                                 143,004           1,434
   Starwood Hotels & Resorts Worldwide                   83,200           5,085
   Stoneridge*                                           11,000             115
   Strayer Education                                      2,600             415
   Sun-Times Media Group, Cl A                           12,300              35
   Talbots (B)                                          127,900           2,722
   Tempur-Pedic International (B)                        61,900           1,789
   Thor Industries                                       36,370           1,600
   Tiffany                                               36,100           1,853
   Timberland, Cl A (B)*                                 89,400           1,796
   Town Sports International Holdings (B)*               76,974           1,390
   TravelCenters of America LLC*                          5,180             185
   Triarc, Cl B                                          19,700             303
   True Religion Apparel (B)*                            78,500           1,317
   TRW Automotive Holdings*                              70,519           2,155
   Tupperware Brands (B)                                164,076           5,052
   Under Armour, Cl A (B)*                               54,700           3,556
   Unifirst                                              12,725             527
   Urban Outfitters (B)*                                149,500           3,424
   Valuevision Media, Cl A*                              97,765             824
   Virgin Media                                           1,100              26
   Visteon*                                              28,000             151
   Volcom*                                               77,375           3,020
   Warnaco Group*                                         6,180             216
   Weight Watchers International                         24,900           1,293
   West Marine*                                          48,558             661
   Wet Seal, Cl A (B)*                                  104,700             474
   Whirlpool (B)                                         21,994           2,120
   Williams-Sonoma                                        8,900             297
   WMS Industries*                                        1,800              53
   Wynn Resorts (B)*                                     15,800           1,955
   Xerium Technologies                                    7,000              38
   XM Satellite Radio Holdings, Cl A*                    26,400             329
   Zumiez (B)*                                          114,875           5,575
                                                                  --------------
                                                                        253,999
                                                                  --------------

CONSUMER STAPLES -- 3.5%
   Alliance One International*                          239,460           1,844
   American Oriental Bioengineering (B)*                 50,900             473
   Andersons                                              6,877             325
   Asiatic Development*                                 857,000           1,371
   Avon Products                                         22,763             782
   Bare Escentuals*                                      38,000             935
   BJ's Wholesale Club*                                 177,866           6,225

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Bunge                                                  2,872   $         263
   Casey's General Stores                                14,125             401
   Central Garden and Pet*                               29,394             376
   Central Garden and Pet, Cl A*                         21,109             266
   Chattem*                                               4,038             249
   Church & Dwight                                        3,200             144
   Clorox                                                14,101             843
   Corn Products International                           22,081             998
   Cosan SA Industria e Comercio*                       127,200           1,446
   Del Monte Foods                                      161,583           1,703
   Elizabeth Arden*                                      27,293             671
   Hain Celestial Group (B)*                             93,500           2,736
   Herbalife                                             48,307           2,051
   Hershey                                               14,712             684
   Imperial Sugar                                           926              27
   Inter Parfums                                         53,000           1,100
   JM Smucker                                            28,241           1,554
   Lance                                                 56,400           1,405
   Loews - Carolina                                      25,796           1,964
   Longs Drug Stores (B)                                 32,735           1,726
   Mannatech (B)                                         14,100             116
   McCormick                                             13,100             469
   Molson Coors Brewing, Cl B                            37,426           3,348
   Nash Finch (B)                                        81,726           3,066
   NBTY*                                                 91,600           3,362
   Pantry*                                               15,342             511
   Pepsi Bottling Group                                  85,474           2,957
   PepsiAmericas                                         72,700           2,152
   Performance Food Group*                               15,811             450
   Pilgrim's Pride (B)                                  129,386           5,252
   Prestige Brands Holdings*                              8,766              96
   Ralcorp Holdings*                                     10,671             659
   Revlon, Cl A*                                        135,600             156
   Ruddick                                               73,600           2,398
   Seaboard                                                 420             873
   Smithfield Foods (B)*                                 35,017           1,146
   Spectrum Brands*                                      23,455             132
   Supervalu                                             53,600           2,259
   TreeHouse Foods*                                      43,775           1,178
   Tyson Foods, Cl A                                     58,284           1,256
   Universal                                             38,128           1,873
   USANA Health Sciences (B)*                            17,600             670
   UST                                                   17,515             863
   Whole Foods Market (B)                                 3,800             168
                                                                  --------------
                                                                         67,972
                                                                  --------------
ENERGY -- 5.6%
   Alon USA Energy                                       28,300           1,084
   Arch Coal                                              1,860              55
   Arena Resources*                                       1,600              98
   Arlington Tankers (B)                                 65,900           1,632
   Atlas America                                          8,977             457
   ATP Oil & Gas (B)*                                    78,200           3,367
   BA Energy PIPE (F) (G) (H)*                           80,500             609
   BA Energy, Deal #3 PIPE (F) (G) (H)*                  26,500             200
   Basic Energy Services (B)*                            64,300           1,329
   Berry Petroleum, Cl A                                 14,477             493
   BPZ Energy PIPE (F) (G) (H)*                         204,000           1,193
   Cal Dive International (B)*                           90,100           1,260
   Cameron International (B)*                            57,273           4,683
   Carrizo Oil & Gas (B)*                                61,965           2,433
   Compagnie Generale de
      Geophysique-Veritas ADR (B)*                       57,900           2,981
   Complete Production Services*                         57,900           1,285
   Comstock Resources*                                   22,300             614
   Consol Energy                                            702              28
   Continental Resources (B)*                            44,200             656


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Crosstex Energy                                       16,100   $         529
   Delek US Holdings                                     59,700           1,637
   Dresser-Rand Group*                                   24,904             918
   Dril-Quip*                                            28,204           1,327
   Encore Acquisition (B)*                               61,900           1,720
   Energy Transfer Partners LP                            3,300             172
   ENGlobal*                                              6,600              61
   Exterran Holdings*                                    26,319           2,040
   FMC Technologies (B)*                                 14,200           1,345
   Foundation Coal Holdings (B)                          45,700           1,550
   Global Industries*                                    24,773             599
   Grant Prideco*                                       108,500           6,000
   Grey Wolf (B)*                                       143,000             950
   Helix Energy Solutions Group (B)*                     60,100           2,310
   Hercules Offshore*                                    68,900           1,753
   Holly                                                 15,190           1,012
   Hugoton Royalty Trust*                                15,900             377
   Infinity Bio-Energy*                                 395,781           2,028
   Mariner Energy*                                       23,000             482
   Massey Energy                                         12,453             258
   Matrix Service*                                       61,165           1,157
   McMoRan Exploration*                                   8,700             118
   Meridian Resource*                                   127,584             296
   Murphy Oil                                            12,965             790
   NATCO Group, Cl A*                                       900              45
   Newfield Exploration*                                 45,055           1,959
   Oceaneering International*                            15,600           1,048
   Oilsands Quest (B)*                                  311,800           1,571
   OPTI (Canada)*                                        91,100           1,679
   Overseas Shipholding Group                            27,100           1,935
   Parallel Petroleum*                                  108,980           1,928
   Parker Drilling*                                      64,800             505
   Patterson-UTI Energy                                 115,000           2,469
   PetroHawk Energy*                                    151,755           2,298
   Petroleum Development*                                 8,800             352
   Petroquest Energy*                                    33,900             378
   Pioneer Natural Resources                             17,552             721
   Plains Exploration & Production*                       5,700             214
   Range Resources                                       40,587           1,474
   Rentech (B)*                                         799,223           1,862
   Rosetta Resources*                                    62,559           1,050
   SEACOR Holdings*                                      20,700           1,817
   Southwestern Energy*                                  55,715           2,072
   StealthGas                                            49,900             861
   Sunoco                                                36,200           2,648
   Superior Energy Services*                             21,530             836
   Superior Well Services (B)*                           65,000           1,403
   Swift Energy (B)*                                    107,193           3,990
   SXR Uranium One (Canada)*                            101,086           1,097
   Synenco Energy (Canada)*                              12,051             144
   Synenco Energy, Cl A (Canada)*                       124,100           1,479
   Tesoro                                                97,105           4,790
   Tetra Technologies (B)*                               34,600             692
   Tidewater                                             23,499           1,538
   Transmontaigne Partners LP*                            2,500              81
   Trina Solar ADR (China) (B)*                          33,700           1,578
   Unit*                                                 34,400           1,688
   US BioEnergy (B)*                                     41,500             432
   USEC*                                                 87,991           1,178
   Vaalco Energy*                                         9,100              36
   Venoco*                                               62,100             998
   W&T Offshore                                           9,400             210
   W-H Energy Services*                                   8,462             538
   Western Refining                                       1,800              93
   Williams                                              12,500             388
   World Fuel Services                                   67,370           2,597
                                                                  --------------
                                                                        108,558
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 20.4%
   A.G. Edwards                                          57,262   $       4,786
   Acadia Realty Trust+                                  46,700           1,166
   Advance America Cash Advance
      Centers (B)                                       118,905           1,492
   Advanta, Cl B (B)                                     74,241           1,944
   Affiliated Managers Group (B)*                        89,520          10,138
   Alexandria Real Estate Equities+ (B)                  35,960           3,356
   AllianceBernstein Holding LP                           1,604             133
   AMB Property+                                         67,500           3,711
   AmCOMP*                                              164,900           1,572
   Amcore Financial                                      12,431             333
   American Equity Investment Life
      Holding                                            26,658             272
   American Financial Group                             198,851           5,608
   American Financial Realty Trust+                     141,600           1,172
   American Home Mortgage
      Investment+ (B)                                    60,983              16
   American Physicians Capital*                           3,600             143
   AmeriCredit (B)*                                      53,300             923
   Ameris Bancorp                                         3,100              61
   Amerisafe*                                            57,174             941
   Amtrust Financial Services                            12,200             200
   Anchor Bancorp Wisconsin (B)                           4,900             129
   Annaly Capital Management+                           146,347           2,062
   Anthracite Capital+ (B)                               98,660             894
   Anworth Mortgage Asset+                                5,700              31
   AON                                                   44,600           1,932
   Arbor Realty Trust+ (B)                               31,189             624
   Arch Capital Group*                                   24,102           1,731
   Ashford Hospitality Trust+ (B)                       379,600           4,141
   Aspen Insurance Holdings                              73,700           1,849
   Associated Banc (B)                                   91,851           2,591
   Assurant (B)                                          39,703           2,046
   Assured Guaranty (B)                                  27,900             727
   Astoria Financial                                     30,300             790
   AvalonBay Communities+ (B)                            52,400           5,994
   BancFirst                                              1,600              72
   Bancorpsouth                                          17,584             439
   Bank Mutual                                           41,559             493
   Bank of Hawaii                                        15,900             817
   Bank of the Ozarks (B)                                 5,300             162
   Bankunited Financial, Cl A (B)                       174,596           2,986
   BlackRock                                              5,342             829
   Blackstone Group LP (B)*                             122,800           2,840
   BOK Financial                                          9,614             490
   Boston Private Financial Holdings (B)                 26,500             719
   Boston Properties+ (B)                                47,200           4,723
   Calamos Asset Management, Cl A (B)                    37,574             872
   Camden Property Trust+ (B)                            62,450           3,840
   Canaccord Capital (Canada)*                           77,400           1,269
   Capital Trust, Cl A+ (B)                              11,800             409
   CapitalSource+ (B)                                   118,738           2,117
   Cardinal Financial                                    25,370             236
   Cascade Bancorp (B)                                    1,625              38
   Cash America International                            79,094           2,852
   CB Richard Ellis Group, Cl A*                         16,112             476
   CBL & Associates Properties+                          23,261             767
   Center Financial                                       5,500              87
   Chemical Financial (B)                                29,400             744
   CIT Group                                             33,100           1,244
   City Bank (B)                                         10,926             336
   City Holding                                           4,800             178
   CME Group                                              2,317           1,285
   CNA Surety*                                            6,000             108
   Colonial BancGroup (B)                               214,977           4,562
   Commerce Bancorp                                      22,854             839


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Commerce Group                                        36,000   $       1,148
   Community Bancorp*                                    16,682             411
   Community Bank System                                 30,000             603
   Companhia Brasileira de
      Desenvolvimento Imobiliari*                         2,800           1,427
   Comphania Brasileira De Dese*                            400             204
   CompuCredit (B)*                                      46,399             985
   Conseco*                                              43,200             607
   Corporate Office Properties Trust+ (B)               107,500           4,630
   Corus Bankshares                                      63,880             853
   Cullen/Frost Bankers                                  62,700           3,234
   Darwin Professional Underwriters*                      4,900             122
   Delphi Financial Group, Cl A (B)                      22,100             891
   Dime Community Bancshares                             76,799           1,047
   Discover Financial Services*                          28,600             662
   Dollar Financial (B)*                                 63,100           1,513
   Downey Financial (B)                                  34,827           1,971
   Dundee Real Estate Investment Trust*                  43,800           1,542
   DundeeWealth (Canada)*                               112,900           1,396
   E*Trade Financial*                                   297,400           4,634
   E-House China Holdings (B)                            26,228             474
   East West Bancorp                                     95,570           3,421
   Eaton Vance                                          123,648           4,747
   Education Realty Trust+                               26,099             357
   EMC Insurance Group                                   15,800             386
   Employers Holdings                                    31,458             589
   Endurance Specialty Holdings                          87,417           3,485
   Entertainment Properties Trust+                        1,941              93
   Equity One+                                           22,238             582
   Equity Residential+ (B)                               93,200           3,750
   Essex Property Trust+ (B)                             18,200           2,144
   Evercore Partners, Cl A                               58,700           1,230
   Everest Re Group                                      26,000           2,649
   Extra Space Storage+ (B)                             137,400           2,112
   Ezcorp, Cl A*                                         45,700             556
   FCStone Group*                                        33,300           1,556
   Federal Realty Investment Trust+                      28,900           2,430
   Federated Investors, Cl B                            106,999           3,757
   FelCor Lodging Trust+                                  8,200             180
   First American                                         5,000             209
   First Cash Financial Services*                       129,300           2,770
   First Financial Bancorp                               40,133             541
   First Financial Bankshares (B)                         2,100              89
   First Financial Holdings                               3,300             105
   First Horizon National (B)                            94,667           2,904
   First Industrial Realty Trust+                           500              20
   First Merchants                                        1,500              32
   First Mercury Financial*                              49,258           1,004
   First Midwest Bancorp                                 43,300           1,485
   First Niagara Financial Group (B)                    211,700           2,991
   First Regional Bancorp*                                  900              21
   FirstFed Financial (B)*                               70,970           3,566
   FirstMerit                                            23,718             458
   Forest City Enterprises, Cl A                         42,500           2,361
   Fortress Investment Group LLC (B)*                    92,800           1,627
   Fremont General (B)                                   31,200             140
   Friedman Billings Ramsey Group, Cl A+ (B)             61,700             289
   Frontier Financial (B)                                37,800             929
   GAMCO Investors, Cl A (B)                              6,800             365
   General Shopping Brazil*                             188,600           1,347
   Gluskin Sheff + Associates (Canada)*                  70,100           1,551
   GMP Capital Trust (Canada)                            56,000           1,048
   Gramercy Capital+                                     36,800             926
   Great Southern Bancorp (B)                             2,200              59
   Greene County Bancshares                               1,600              57

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Greenhill (B)                                         27,100   $       1,569
   Grubb & Ellis (B)*                                    45,000             408
   Grubb & Ellis Realty Advisors*                       277,650           1,696
   Hallmark Financial Services*                           2,600              31
   Hancock Holding                                       12,113             485
   Hanmi Financial                                       15,200             235
   Hanover Insurance Group                               63,868           2,732
   HCC Insurance Holdings                                 1,950              54
   Health Care Property Investors+                       53,800           1,637
   Health Care+ (B)                                      53,200           2,123
   Hercules Technology Growth Capital                    85,565           1,003
   Hersha Hospitality Trust+                            151,200           1,653
   Highbury Financial (B)*                               29,800             131
   Highbury Financial Units*                             63,600             363
   Highwoods Properties+                                 19,200             685
   Home Bancshares (B)                                   47,600           1,037
   Horace Mann Educators                                 89,446           1,730
   Horizon Financial                                      3,700              77
   Hospitality Properties Trust+                         87,500           3,453
   Host Hotels & Resorts+ (B)                            84,900           1,892
   HRPT Properties Trust+ (B)                           169,700           1,660
   Huntington Bancshares                                127,585           2,196
   IMPAC Mortgage Holdings+ (B)                          59,700             103
   Imperial Capital Bancorp                               5,728             198
   IndyMac Bancorp (B)                                   63,110           1,527
   Infinity Property & Casualty                          11,516             477
   IntercontinentalExchange (B)*                         12,200           1,780
   Investment Technology Group*                          18,500             749
   Irwin Financial                                       33,700             359
   iStar Financial+ (B)                                 101,308           3,708
   Jefferies Group                                       47,800           1,234
   Jones Lang LaSalle (B)                                34,972           3,906
   Kansas City Life Insurance                            18,500             829
   KBW (B)*                                              55,400           1,530
   KKR Financial Holdings (B)                            55,700             863
   LandAmerica Financial Group (B)                       24,700           1,368
   LaSalle Hotel Properties+                             27,200           1,133
   Lazard, Cl A                                          26,500           1,062
   Legg Mason                                             8,970             779
   Macerich+ (B)                                         42,000           3,411
   Mack-Cali Realty+                                     73,100           3,053
   Maguire Properties+                                   67,300           1,750
   MarketAxess Holdings*                                 58,375           1,017
   Marsh & McLennan                                      73,486           1,958
   Meruelo Maddux Properties*                           202,600           1,218
   MFA Mortgage Investments+                            231,700           1,796
   MGIC Investment (B)                                   40,700           1,228
   Mid-America Apartment Communities+                     9,812             487
   Move*                                                386,700           1,160
   MVC Capital                                          101,500           1,685
   Nara Bancorp                                          10,600             168
   NASDAQ Stock Market (B)*                             122,800           4,011
   National Financial Partners                           24,800           1,212
   National Interstate                                    3,400             111
   National Retail Properties+ (B)                       58,375           1,371
   Nationwide Financial Services, Cl A                   70,894           3,794
   Navigators Group*                                      8,809             477
   Nelnet, Cl A                                          81,960           1,447
   New York Community Bancorp (B)                       255,967           4,528
   NewAlliance Bancshares                                31,815             474
   NexCen Brands*                                        13,000              89
   NNN Realty Advisors*                                 135,000           1,141
   NorthStar Realty Finance+ (B)                        123,731           1,313
   NYSE Euronext                                          5,800             422
   Ocwen Financial*                                      76,644             719
   Old National Bancorp (B)                              50,500             802
   Old Republic International                            40,853             743


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Old Second Bancorp                                     1,500   $          45
   Omega Healthcare Investors+                           30,600             456
   optionsXpress Holdings                                47,575           1,119
   Pacific Capital Bancorp                               10,949             276
   PartnerRe                                              6,432             468
   PennantPark Investment*                               87,100           1,131
   Penson Worldwide*                                      2,800              44
   People's United Financial                            245,185           4,335
   PFF Bancorp                                          123,932           2,171
   Philadelphia Consolidated Holding (B)*                48,316           1,934
   Piper Jaffray (B)*                                    55,400           2,845
   Platinum Underwriters Holdings                       112,132           3,889
   PMI Group                                             66,281           2,100
   Portfolio Recovery Associates (B)                     45,000           2,311
   Potlatch +                                             1,253              56
   Preferred Bank                                         5,400             222
   Presidential Life (B)                                 20,700             358
   ProAssurance*                                         14,058             739
   Prologis+ (B)                                         99,700           5,998
   PS Business Parks+                                     7,300             412
   Public Storage+                                       45,354           3,437
   Radian Group (B)                                      73,438           1,295
   Rainier Pacific Financial Group                        6,320             102
   RAIT Financial Trust+ (B)                            184,530           1,633
   Ram Holdings*                                         74,100             692
   Ramco-Gershenson Properties+                          19,100             616
   Realty Income+ (B)                                    77,653           2,097
   Reinsurance Group of America                          28,899           1,570
   Safeco (B)                                            42,900           2,489
   Safety Insurance Group                                20,305             693
   Security Bank (B)                                      7,800             107
   Sierra Bancorp                                         1,500              43
   Signature Bank*                                       13,316             460
   Simon Property Group+ (B)                             62,700           5,951
   SL Green Realty+ (B)                                  36,000           4,014
   South Financial Group (B)                             86,745           1,991
   St. Joe                                               65,871           2,083
   Stancorp Financial Group                              22,500           1,060
   Sterling Bancshares (B)                              113,300           1,295
   Sterling Financial, Washington Shares                 50,952           1,298
   Stewart Information Services                           6,000             222
   Strategic Hotels & Resorts+                          179,000           3,682
   Superior Bancorp*                                     23,732             223
   SVB Financial Group (B)*                              63,780           3,174
   SWS Group                                             68,686           1,218
   SY Bancorp                                             1,500              40
   T. Rowe Price Group                                    5,444             279
   Taubman Centers+                                      46,900           2,419
   Taylor Capital Group                                  13,249             397
   TCF Financial                                        119,027           3,008
   TD Ameritrade Holding*                                53,399             969
   Thomas Properties Group                               36,100             462
   Thomas Weisel Partners Group*                         49,700             675
   Thornburg Mortgage+ (B)                               17,200             203
   Titanium Asset*                                      105,000             473
   TradeStation Group*                                   90,700           1,004
   Transatlantic Holdings                                 2,998             212
   Triad Guaranty*                                        7,286             122
   Trico Bancshares                                       2,800              63
   Trustmark                                             54,300           1,533
   UMB Financial                                         11,322             502
   UnionBanCal                                           13,024             766
   United Bankshares (B)                                 38,400           1,202
   United Fire & Casualty                                27,894           1,060
   Unitrin                                               37,200           1,691
   UnumProvident (B)                                    142,270           3,481
   Ventas+                                               84,300           3,210

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Vornado Realty Trust+ (B)                             17,800   $       1,897
   Washington Federal                                    31,620             839
   Webster Financial                                     11,252             478
   Weingarten Realty Investors+                          68,300           2,746
   West Coast Bancorp                                     3,200              88
   Westamerica Bancorporation                            28,946           1,405
   Whitney Holding                                        7,000             194
   Willis Group Holdings                                 16,369             637
   Wilshire Bancorp                                      15,200             171
   Winthrop Realty Trust+ (B)                           118,700             754
   Wintrust Financial                                    23,464           1,012
   World Acceptance (B)*                                 63,854           1,980
   WSFS Financial                                         2,700             163
   Zenith National Insurance                             26,347           1,136
   Zions Bancorporation                                  26,900           1,899
                                                                  --------------
                                                                        391,173
                                                                  --------------
HEALTH CARE -- 10.9%
   Abraxis BioScience (B)*                              188,845           4,143
   Acadia Pharmaceuticals (B)*                           50,100             721
   Achillion Pharmaceuticals*                            82,565             598
   Acorda Therapeutics*                                  29,970             539
   Adams Respiratory Therapeutics*                        5,200             201
   Affymetrix (B)*                                      138,000           3,127
   Air Methods*                                           9,031             358
   Albany Molecular Research*                            23,606             345
   Alexion Pharmaceuticals*                              11,785             713
   Align Technology*                                     16,000             364
   Alkermes*                                            174,100           2,934
   Alliance Imaging*                                     26,400             233
   Alpharma, Cl A                                         4,654             107
   American Dental Partners*                             27,716             664
   AMERIGROUP*                                            8,200             260
   Amsurg*                                               92,882           2,191
   Analogic                                               2,880             199
   Angiotech Pharmaceuticals*                            88,700             522
   Apria Healthcare Group (B)*                          158,828           4,230
   Arena Pharmaceuticals (B)*                           102,100           1,368
   Ariad Pharmaceuticals (B)*                           248,900           1,237
   Array Biopharma*                                      74,875             850
   Axcan Pharma*                                        159,757           3,048
   Barr Pharmaceuticals*                                 48,700           2,478
   Bausch & Lomb*                                        51,699           3,267
   Beckman Coulter                                       11,206             806
   Bradley Pharmaceuticals*                              17,185             336
   Cadence Pharmaceuticals (B)*                          43,750             628
   Cell Genesys (B)*                                    180,300             682
   Centene*                                               3,600              73
   Cephalon (B)*                                        112,684           8,457
   Cerner*                                                4,400             251
   Chemed                                                16,009             993
   Collagenex Pharmaceuticals (B)*                       42,465             544
   Computer Programs & Systems (B)                       48,557           1,290
   Conmed*                                               87,376           2,538
   Cooper                                                50,792           2,477
   Corvel*                                                3,150              79
   Covance*                                              26,702           1,958
   Coventry Health Care*                                 36,300           2,083
   Cubist Pharmaceuticals (B)*                          203,075           4,646
   CV Therapeutics (B)*                                 398,400           3,849
   Cynosure, Cl A*                                       57,980           1,819
   Cypress Bioscience (B)*                               29,327             389
   Dade Behring Holdings                                 38,200           2,884
   DaVita*                                               28,100           1,616
   Dentsply International                                49,471           1,948
   Depomed (B)*                                         122,600             223
   Discovery Laboratories (B)*                          222,016             513


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   DJO (B)*                                              80,838   $       3,935
   Eclipsys*                                             16,700             386
   Emergency Medical Services, Cl A*                     18,925             531
   Emergent Biosolutions*                                 4,400              39
   Encysive Pharmaceuticals (B)*                        337,300             621
   Endo Pharmaceuticals Holdings*                        35,005           1,116
   eResearch Technology (B)*                            196,200           2,135
   Exelixis (B)*                                        156,600           1,762
   Express Scripts (B)*                                  27,700           1,517
   Gen-Probe*                                             8,524             546
   Genzyme*                                              19,929           1,244
   Geron (B)*                                            55,100             396
   Greatbatch*                                           25,390             762
   Health Net*                                           49,157           2,693
   HealthExtras*                                         44,765           1,258
   Healthspring*                                         48,386             904
   Healthways (B)*                                       50,993           2,539
   HLTH*                                                  4,500              67
   Hologic (B)*                                           8,000             425
   Human Genome Sciences (B)*                           220,100           2,027
   I-Flow*                                               93,555           1,681
   Idexx Laboratories*                                    4,872             544
   Illumina*                                             62,470           3,017
   Immucor*                                              15,929             531
   Immunomedics*                                         76,130             159
   IMS Health                                            37,830           1,133
   Incyte (B)*                                          245,700           1,435
   Integra LifeSciences Holdings*                           686              33
   InterMune (B)*                                         9,400             186
   Intuitive Surgical*                                      100              22
   Inverness Medical Innovations*                        13,500             650
   Invitrogen (B)*                                       38,000           2,960
   Kendle International*                                  6,601             258
   Kindred Healthcare*                                   33,980             673
   Kinetic Concepts*                                     43,600           2,621
   King Pharmaceuticals*                                193,790           2,913
   Kyphon*                                               19,775           1,322
   LHC Group*                                            43,580             873
   Lifecell (B)*                                         63,800           2,112
   Lincare Holdings*                                    102,607           3,693
   Magellan Health Services (B)*                         78,545           3,189
   MannKind*                                             46,175             410
   Manor Care (B)                                        40,121           2,563
   Martek Biosciences (B)*                               18,500             500
   Matria Healthcare*                                    19,873             506
   Maxygen*                                              50,049             446
   Medarex (B)*                                         435,100           7,462
   Medcath*                                              61,948           1,818
   Medicines*                                            37,300             623
   Medicis Pharmaceutical, Cl A (B)                      42,500           1,298
   Medtox Scientific*                                    11,558             217
   Metabolix (B)*                                        50,400           1,121
   MGI Pharma (B)*                                       21,100             497
   Micrus Endovascular*                                  35,400             843
   MWI Veterinary Supply*                                57,681           2,190
   Mylan Laboratories                                    87,600           1,323
   NuVasive*                                             18,313             584
   Odyssey HealthCare*                                  186,070           1,820
   Omnicare (B)                                          51,409           1,677
   Omnicell*                                              7,790             188
   Omrix Biopharmaceuticals*                             29,720           1,041
   Orthofix International*                               13,168             630
   OSI Pharmaceuticals (B)*                              14,300             488
   Owens & Minor                                         45,487           1,815
   Par Pharmaceutical*                                    7,497             168
   Patterson*                                            15,797             581
   PDL BioPharma (B)*                                    48,700             950
   Pediatrix Medical Group*                              28,580           1,705

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   PerkinElmer                                           62,710   $       1,719
   PharmaNet Development Group*                          29,179             840
   PharMerica (B)*                                       12,437             221
   PolyMedica (B)                                        42,900           2,221
   Pozen (B)*                                            20,900             209
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)*                            96,800           1,777
   PSS World Medical*                                    20,429             390
   Radiation Therapy Services*                           38,985             882
   Regeneron Pharmaceuticals (B)*                        85,000           1,654
   Res-Care*                                             19,264             411
   Resmed*                                               38,433           1,563
   Respironics*                                          32,962           1,563
   Sciele Pharma (B)*                                    70,576           1,629
   Sepracor (B)*                                         29,600             863
   Sirona Dental Systems (B)*                            35,900           1,046
   Somanetics*                                           31,706             616
   Spectranetics (B)*                                   125,620           1,850
   Symmetry Medical*                                     16,461             264
   Techne*                                               15,979           1,007
   Theravance*                                           49,424           1,552
   TomoTherapy*                                          49,370           1,178
   United Therapeutics (B)*                              59,975           4,108
   Universal Health Services, Cl B                       42,162           2,226
   Varian Medical Systems*                               54,700           2,209
   Ventana Medical Systems*                              11,980             980
   Viropharma (B)*                                       32,200             319
   Warner Chilcott, Cl A*                                28,100             521
   Watson Pharmaceuticals*                              171,491           5,114
   WellCare Health Plans*                                32,915           3,249
   West Pharmaceutical Services (B)                      58,964           2,362
   WuXi PharmaTech Cayman ADR*                           20,000             525
                                                                  --------------
                                                                        209,219
                                                                  --------------
INDUSTRIALS -- 14.8%
   ABM Industries                                         6,650             156
   ABX Air*                                              23,427             161
   ACCO Brands*                                          54,400           1,233
   Accuride*                                              5,329              69
   Actuant, Cl A                                         10,085             615
   Acuity Brands                                         46,388           2,437
   Aegean Marine Petroleum Network*                      42,447             940
   Aerovironment*                                        25,998             514
   AGCO*                                                102,315           4,420
   Alaska Air Group*                                     97,819           2,428
   Albany International, Cl A                            84,355           3,285
   Alexander & Baldwin                                    9,712             504
   Alliant Techsystems (B)*                              16,802           1,769
   Allied Waste Industries (B)*                         163,100           2,083
   Altra Holdings*                                       55,400             920
   Amerco*                                                4,224             266
   American Commercial Lines (B)*                        83,806           2,165
   American Reprographics*                               36,975             903
   American Woodmark (B)                                 75,306           2,272
   Ametek                                                56,597           2,263
   AO Smith                                              51,457           2,480
   Apogee Enterprises                                    25,900             652
   Arkansas Best                                         18,500             664
   ASV*                                                   2,500              36
   Atlas Air Worldwide Holdings*                         10,300             523
   Avis Budget Group*                                    46,991           1,091
   Badger Meter                                             711              22
   BE Aerospace*                                        108,040           4,210
   Belden CDT (B)                                        55,318           2,689
   Blount International (B)*                             36,900             506
   Brady, Cl A                                           17,727             690
   Briggs & Stratton                                     85,500           2,496


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Brink's                                               69,000   $       3,958
   Bucyrus International, Cl A                            3,600             225
   Cenveo*                                               19,100             375
   Ceradyne (B)*                                         11,700             846
   Chicago Bridge & Iron                                187,573           7,006
   ChoicePoint*                                           6,300             248
   Cintas                                                21,784             798
   CIRCOR International                                  11,621             491
   Clean Harbors*                                        10,971             518
   Columbus McKinnon*                                    12,890             350
   Comfort Systems USA                                   40,278             586
   COMSYS IT Partners*                                   42,840             814
   Con-way                                               19,721             956
   Consolidated Graphics*                                10,300             683
   Continental Airlines, Cl B (B)*                       74,126           2,465
   Copart*                                               26,900             789
   Corrections of America*                              132,946           3,411
   CoStar Group (B)*                                     72,680           4,000
   CRA International (B)*                                34,500           1,713
   Crane                                                 23,780           1,065
   Cubic                                                  6,600             261
   Cummins                                               21,500           2,546
   Curtiss-Wright                                        37,602           1,715
   Delta Air Lines*                                      53,700             906
   Deluxe                                                59,575           2,265
   Donaldson                                             56,800           2,169
   Dun & Bradstreet                                      30,466           2,972
   Dynamic Materials                                     97,000           4,170
   DynCorp International, Cl A*                          15,331             330
   EDO                                                   14,500             624
   EMCOR Group*                                         138,254           4,334
   EnerSys*                                               4,347              79
   EnPro Industries*                                     58,825           2,458
   Equifax                                               41,839           1,612
   ESCO Technologies (B)*                                37,200           1,223
   ExpressJet Holdings*                                 269,476           1,175
   Federal Signal                                        30,189             462
   Flint Energy Services (Canada)*                       55,200           1,304
   Flow International*                                  187,100           1,536
   Fluor                                                  2,436             310
   Force Protection*                                    132,500           2,055
   Force Protection (B)*                                 40,000             689
   Forward Air                                           45,775           1,604
   Freightcar America                                     7,100             322
   Gardner Denver*                                       51,000           2,035
   GenCorp*                                              49,600             567
   General Cable (B)*                                    52,769           3,070
   General Electric                                      11,748             457
   Genlyte Group (B)*                                     8,100             588
   Geo Group*                                            54,104           1,611
   GeoEye*                                               10,900             257
   Goodman Global*                                        8,500             199
   Goodrich                                              28,003           1,769
   GrafTech International*                              245,743           4,126
   Granite Construction                                  36,130           1,967
   Griffon (B)*                                          24,600             385
   H&E Equipment Services*                               99,400           2,044
   Hardinge                                              47,180           1,645
   Harsco                                                14,800             824
   Heartland Express                                     58,965             918
   Heico, Cl A                                           51,945           1,898
   Heidrick & Struggles International (B)*               11,500             539
   Herman Miller                                         20,800             604
   Hertz Global Holdings*                               147,600           3,263
   Honeywell International                                8,140             457
   Horizon Lines, Cl A                                   39,465           1,113
   Huron Consulting Group*                                5,400             357

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   IHS, Cl A*                                            81,705   $       4,124
   IKON Office Solutions (B)                            203,753           2,861
   Innerworkings (B)*                                   215,949           3,047
   Interface, Cl A                                       20,021             361
   Ionatron*                                              3,400              11
   JA Solar Holdings ADR (B)*                            30,106           1,104
   Jacobs Engineering Group*                             46,986           3,105
   JB Hunt Transport Services (B)                        59,100           1,700
   Joy Global (B)                                        49,800           2,161
   Kadant*                                               12,197             348
   Kaman                                                 10,579             348
   Kansas City Southern*                                 10,736             326
   Kaydon                                                13,777             727
   Kenexa*                                                8,314             231
   Kennametal                                            21,300           1,718
   Kforce*                                                9,468             144
   Kirby*                                                12,111             464
   Knoll                                                132,058           2,510
   Ladish*                                                9,619             505
   Landstar System                                       38,680           1,664
   LB Foster, CL A (B)*                                   9,508             357
   Lennox International                                  45,700           1,644
   Lincoln Electric Holdings                             16,984           1,222
   Manitowoc                                             33,953           2,699
   Mcgrath Rentcorp*                                      4,100             131
   Middleby*                                             31,000           2,280
   Monster Worldwide*                                    43,800           1,498
   Moog, Cl A*                                           28,056           1,194
   Mueller Industries                                    39,900           1,382
   NACCO Industries, Cl A                                 3,567             423
   NCI Building Systems (B)*                             39,200           1,819
   Nuco2*                                                59,365           1,561
   Old Dominion Freight Line*                            30,970             892
   Orbital Sciences (B)*                                 55,300           1,214
   Orion Marine Group*                                  116,900           1,642
   Oshkosh Truck                                         48,661           2,817
   Pacer International                                    4,912             106
   Pall                                                  42,704           1,628
   Pentair                                               10,594             393
   Perini (B)*                                           66,264           3,751
   PHH*                                                  47,900           1,290
   Pinnacle Airlines (B)*                                28,700             470
   Pitney Bowes                                          16,889             754
   Quanta Services (B)*                                 180,982           5,116
   Republic Airways Holdings*                            25,600             487
   Republic Services                                     46,910           1,458
   Resources Connection*                                 30,370             911
   Rockwell Automation                                      700              49
   RR Donnelley & Sons                                   19,979             716
   RSC Holdings (B)*                                     48,800             906
   Ryder System                                          18,793           1,029
   School Specialty*                                     13,810             503
   Sequa, Cl A*                                             846             139
   Shaw Group (B)*                                       50,056           2,505
   Skywest                                               44,485           1,118
   Spirit Aerosystems Holdings, Cl A*                   104,595           3,739
   SPX                                                   29,300           2,638
   Standard Register                                     19,018             243
   Steelcase, Cl A                                      153,353           2,705
   Sunpower, Cl A (B)*                                   19,349           1,322
   Superior Essex*                                       25,032             884
   TAL International Group (B)                           57,400           1,440
   Tecnisa (Brazil)*                                    328,900           1,761
   Teledyne Technologies*                                33,886           1,691
   Teleflex                                              54,327           4,225
   Terex*                                                23,947           1,913
   Tetra Tech*                                           13,658             268
   Thomas & Betts*                                       22,500           1,246


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Timken                                                46,100   $       1,639
   TransDigm Group*                                      38,370           1,560
   Tredegar                                              65,462           1,144
   Trex*                                                  1,400              19
   Trinity Industries                                    78,700           2,957
   UAL (B)*                                              28,166           1,337
   UAP Holding                                           35,400           1,059
   United Rentals*                                       97,800           3,188
   United Stationers*                                    39,035           2,304
   United Technologies                                   11,331             846
   URS*                                                 114,976           6,144
   UTI Worldwide                                         12,800             285
   Wabtec (B)                                            56,170           2,105
   Walter Industries                                     58,414           1,477
   Washington Group International*                       22,289           1,888
   Waste Connections*                                    84,006           2,555
   Waste Industries USA                                   5,100             166
   Watson Wyatt Worldwide, Cl A                          28,500           1,348
   Watts Water Technologies, Cl A                         9,287             329
   WESCO International*                                  48,861           2,325
   Williams Scotsman International (B)*                 119,135           3,254
   Woodward Governor                                     44,100           2,590
   WW Grainger (B)                                       12,000           1,099
   YRC Worldwide (B)*                                    40,500           1,248
                                                                  --------------
                                                                        285,077
                                                                  --------------
INFORMATION TECHNOLOGY -- 18.3%
   ACI Worldwide*                                        35,697             927
   Activision*                                          366,951           7,152
   ADC Telecommunications (B)*                           53,014             970
   Advanced Analogic Technologies*                       37,000             336
   Advanced Energy Industries*                           10,700             174
   Advent Software (B)*                                  30,400           1,218
   Akamai Technologies (B)*                              55,523           1,789
   AMIS Holdings*                                        46,701             484
   Amkor Technology (B)*                                234,200           2,698
   Anadigics (B)*                                        77,619           1,278
   Andrew*                                              169,149           2,382
   Arris Group (B)*                                     141,925           2,154
   Arrow Electronics (B)*                                48,822           2,049
   AsiaInfo Holdings*                                    29,836             241
   Aspen Technology (B)*                                 25,500             335
   Asyst Technologies*                                  342,096           2,008
   Atmel*                                               506,918           2,687
   ATMI (B)*                                             58,128           1,753
   Authorize.Net Holdings*                                9,000             164
   Avaya*                                                59,300             998
   Avnet*                                                92,227           3,625
   Avocent*                                             102,414           3,023
   AVX                                                   89,391           1,405
   Baidu.com ADR*                                         4,628             964
   Bankrate*                                             47,337           1,852
   BEA Systems*                                          73,400             896
   Benchmark Electronics*                                 5,816             146
   BigBand Networks*                                     14,800             150
   Black Box (B)                                         36,326           1,488
   Blackboard (B)*                                       28,577           1,194
   BMC Software*                                         69,600           2,131
   Brightpoint*                                          11,722             137
   Broadcom, Cl A*                                          642              22
   Broadridge Financial Solutions*                       41,700             758
   CACI International, Cl A*                             15,076             769
   Captaris*                                             35,292             189
   Checkfree*                                             3,930             182
   Checkpoint Systems*                                   35,359             985
   Chordiant Software*                                    6,900             103
   Cirrus Logic*                                         32,898             224

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Citrix Systems*                                       85,760   $       3,117
   CMGI*                                                203,652             318
   CNET Networks (B)*                                   308,900           2,261
   Coherent*                                             18,678             562
   CommScope*                                            13,100             741
   Commvault Systems*                                    54,700           1,042
   Computer Sciences*                                    39,425           2,206
   Comtech Group (B)*                                    20,000             338
   Comtech Telecommunications*                           39,519           1,682
   Comverge (B)*                                         30,280             836
   Concur Technologies (B)*                              95,001           2,544
   Convergys*                                           224,790           3,765
   CPI International*                                     3,600              70
   Credence Systems*                                    319,690             940
   Cree*                                                  6,964             185
   CSG Systems International (B)*                       144,350           3,337
   CTS (B)                                              103,406           1,343
   Cymer*                                                80,876           3,206
   Cypress Semiconductor*                                95,580           2,393
   Daktronics (B)                                        59,081           1,625
   DealerTrack Holdings*                                 39,098           1,494
   Dice Holdings*                                        39,100             379
   Diebold                                               32,750           1,437
   Diodes (B)*                                           50,873           1,542
   DSP Group*                                            42,500             741
   DTS*                                                  47,175           1,233
   Dycom Industries*                                      5,200             154
   EFJ*                                                 109,000             613
   Electronic Arts*                                      42,900           2,271
   Electronic Data Systems                              128,400           2,939
   Electronics for Imaging (B)*                          97,378           2,540
   Emergis (Canada)*                                    243,500           1,683
   Emulex*                                               56,654           1,107
   Epicor Software*                                      47,500             632
   EPIQ Systems (B)*                                    111,569           1,811
   Equinix (B)*                                          32,796           2,903
   eSpeed, Cl A*                                          7,500              63
   Euronet Worldwide*                                    35,705             967
   F5 Networks*                                          75,900           2,654
   Factset Research Systems                              23,471           1,407
   Flextronics International*                           565,800           6,444
   Flir Systems*                                         10,625             523
   Foundry Networks (B)*                                180,100           3,330
   Gevity HR                                             75,900             874
   Global Payments                                       15,900             628
   Glu Mobile (B)*                                       77,251             644
   Greenfield Online*                                    42,321             611
   Harmonic*                                             70,800             706
   Harris Stratex Networks, Cl A*                        59,500           1,018
   Heartland Payment Systems                             21,700             646
   Hewitt Associates, Cl A*                              45,772           1,539
   Hutchinson Technology (B)*                            80,700           1,857
   Imation                                               60,157           1,750
   Imergent (B)*                                          8,300             157
   Immersion (B)*                                        44,500             667
   Informatica (B)*                                     171,900           2,400
   Integrated Device Technology*                        112,600           1,761
   InterDigital*                                         63,600           1,470
   Intermec*                                              8,553             210
   International Rectifier*                               4,089             141
   Intersil, Cl A                                       161,200           5,371
   Interwoven*                                           74,398             969
   IPG Photonics*                                        62,770           1,159
   Itron*                                                 9,894             840
   Jack Henry & Associates                               36,100             947
   JDA Software Group (B)*                               86,300           1,791
   Juniper Networks*                                     65,321           2,150
   Jupitermedias (B)*                                   194,500           1,194


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Keynote Systems*                                     147,679   $       2,038
   Komag (B)*                                            40,500           1,302
   Kulicke & Soffa Industries*                            5,800              50
   L-1 Identity Solutions (B)*                           16,741             275
   Lattice Semiconductor*                               409,000           2,041
   Lawson Software (B)*                                 405,286           3,976
   Lexmark International, Cl A*                          72,120           2,687
   Lionbridge Technologies*                              87,100             357
   Liquidity Services*                                   65,367             719
   Littelfuse*                                           18,074             604
   LoJack*                                               17,400             331
   LTX*                                                 138,315             564
   Magma Design Automation*                               9,800             135
   Manhattan Associates*                                 55,793           1,611
   Mantech International, Cl A*                           7,200             257
   Marchex, Cl B (B)*                                    54,400             496
   Mastec (B)*                                          120,666           1,783
   Mattson Technology*                                    4,000              42
   MAXIMUS                                                7,000             299
   McAfee*                                               25,673             918
   Mentor Graphics*                                         300               4
   Mercadolibre (B)*                                     31,400             883
   Methode Electronics                                   88,020           1,271
   Mettler Toledo International*                         37,586           3,545
   Micros Systems*                                       41,162           2,484
   Microsemi (B)*                                       312,965           7,937
   MicroStrategy, Cl A*                                   5,080             352
   Microtune*                                            26,300             157
   MIPS Technologies (B)*                               197,100           1,541
   MKS Instruments (B)*                                  38,000             838
   Molex                                                 53,805           1,407
   Monolithic Power Systems*                             27,736             568
   MTS Systems                                            6,713             283
   National Semiconductor (B)                            51,100           1,345
   NAVTEQ*                                               17,228           1,085
   NCR*                                                  11,200             557
   Net 1 UEPS Technologies (B)*                          45,064           1,114
   Netlogic Microsystems*                                 2,700              79
   Novatel*                                              36,700           1,323
   Novatel Wireless (B)*                                  8,800             201
   Novellus Systems (B)*                                 87,011           2,382
   Nuance Communications (B)*                           314,401           5,911
   Omniture (B)*                                        105,292           2,612
   ON Semiconductor*                                     99,000           1,160
   OSI Systems (B)*                                      49,200           1,226
   Palm (B)*                                            121,900           1,830
   Parametric Technology*                               142,833           2,515
   Park Electrochemical                                  33,200             981
   Parkervision (B)*                                     63,500             845
   Parkervision*                                         58,000             771
   PC Connection (B)*                                    21,161             272
   Perficient (B)*                                       55,245           1,288
   Pericom Semiconductor*                                94,315           1,087
   Perot Systems, Cl A (B)*                              81,678           1,277
   Photochannel Networks*                               214,400             617
   Photon Dynamics*                                      15,469             129
   Photronics*                                            2,800              32
   Plantronics                                           13,252             376
   Plexus (B)*                                          115,080           2,735
   PMC - Sierra (B)*                                    210,800           1,619
   Polycom (B)*                                         330,400          10,014
   Power Integrations (B)*                              110,549           3,094
   Powerwave Technologies*                               95,486             654
   Quality Systems (B)                                   16,993             626
   Quest Software*                                       65,765             958
   Red Hat (B)*                                         315,100           6,129
   RF Micro Devices (B)*                                567,700           3,378
   Richardson Electronics                                17,428             126

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Riverbed Technology (B)*                              86,000   $       3,818
   Rudolph Technologies*                                 35,500             455
   Salary.com*                                           74,976             917
   Salesforce.com*                                       64,100           2,592
   Satyam Computer Services ADR*                         91,100           2,321
   SAVVIS*                                               99,070           3,936
   Seachange International*                             149,500           1,088
   Sierra Wireless*                                      47,500           1,086
   Sigma Designs (B)*                                    29,568           1,251
   Silicon Laboratories*                                  9,700             358
   Silicon Storage Technology*                          162,055             506
   Sina*                                                 35,642           1,486
   Sirf Technology Holdings (B)*                        127,837           2,155
   SkillSoft ADR*                                       146,463           1,306
   Skyworks Solutions (B)*                              321,600           2,537
   Solectron (B)*                                       289,000           1,121
   Solera Holdings*                                     191,970           3,509
   Sonus Networks (B)*                                  129,850             751
   Spatialight*                                           1,700              --
   Spatialight Deal # 3 PIPE (F) (G) (H)*                 1,180              --
   Spatialight PIPE (F) (G) (H)*                            147              --
   Standard Microsystems*                                 3,264             117
   Stratasys (B)*                                        40,698           1,024
   Sun Microsystems*                                    205,909           1,104
   Sybase (B)*                                          287,353           6,624
   SYKES Enterprises (B)*                               113,700           1,875
   SYNNEX*                                                6,378             127
   Synopsys*                                            191,236           5,225
   TAC Acquisition*                                     181,100               2
   Technitrol                                            66,200           1,821
   TechTarget*                                           23,145             301
   Tektronix                                             32,616           1,049
   Teradyne*                                            121,989           1,816
   Terremark Worldwide*                                 210,735           1,425
   THQ*                                                 105,600           3,040
   TNS                                                   17,373             259
   Trident Microsystems (B)*                             65,700             968
   Triquint Semiconductor*                              157,100             693
   TTM Technologies*                                    145,500           1,699
   Ultimate Software Group*                              35,775           1,114
   United Online (B)                                    201,700           2,898
   Universal Display (B)*                                85,700           1,265
   Varian Semiconductor Equipment
      Associates*                                        55,100           3,065
   Veeco Instruments*                                    27,000             475
   VeriFone Holdings*                                    68,000           2,513
   VeriSign*                                             85,113           2,741
   Vignette*                                             57,987           1,131
   Virtusa*                                             175,732           2,492
   Vishay Intertechnology (B)*                          134,900           1,785
   VistaPrint*                                           73,235           2,408
   Vocus (B)*                                            32,909             823
   Western Digital*                                     143,900           3,362
   Wind River Systems (B)*                              306,100           3,229
   Wright Express (B)*                                   74,075           2,733
   Xyratex*                                              23,122             481
   Zoran*                                                56,347             973
   Zygo*                                                 44,200             568
                                                                  --------------
                                                                        351,439
                                                                  --------------
MATERIALS -- 5.5%
   Airgas                                                33,974           1,570
   AK Steel Holding*                                     62,042           2,482
   Albemarle                                             32,100           1,299
   Allegheny Technologies (B)                            24,600           2,445
   AM Castle                                             34,452           1,004
   Aptargroup                                            29,606           1,076


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Arch Chemicals                                         7,733   $         335
   Ashland                                               85,700           5,124
   Ball                                                  30,332           1,589
   Bemis                                                 34,756           1,038
   Buckeye Technologies (B)*                            216,204           3,366
   Cabot                                                 33,791           1,363
   Carpenter Technology                                  15,779           1,844
   Celanese, Ser A                                      166,248           5,972
   CF Industries Holdings                                 7,151             453
   Cleveland-Cliffs (B)                                  28,100           2,143
   Commercial Metals                                    111,215           3,213
   Crown Holdings*                                      178,758           4,294
   Domtar*                                              105,289             842
   Eastman Chemical (B)                                  33,100           2,210
   Ferro                                                 18,576             363
   First Quantum Minerals (Canada)*                      20,100           1,520
   FMC                                                   73,905           6,651
   Greif, Cl A                                           16,774             977
   H.B. Fuller                                           65,400           1,760
   Headwaters*                                            5,309              88
   Horsehead Holding (B)*                                58,700           1,108
   Innospec                                              32,538             808
   Katanga Mining*                                       15,800              --
   Louisiana-Pacific (B)                                105,500           1,976
   Lubrizol                                              78,390           4,984
   MeadWestvaco                                          75,994           2,401
   Neenah Paper                                          21,487             745
   NewMarket                                              2,991             140
   Olin                                                  18,613             399
   Olympic Steel                                          2,740              67
   OM Group*                                             24,700           1,220
   Owens-Illinois*                                       83,259           3,349
   Packaging of America                                  36,738             957
   Pactiv*                                               50,500           1,477
   PolyOne*                                             181,700           1,459
   Quaker Chemical                                          534              12
   Quanex (B)                                            21,900             948
   Reliance Steel & Aluminum                             43,600           2,309
   Rock-Tenn, Cl A                                      117,950           3,419
   Rockwood Holdings*                                     9,145             293
   Rohm & Haas                                           13,527             765
   RPM International                                     38,400             869
   Schnitzer Steel Industries, Cl A (B)                  17,500           1,022
   Schweitzer-Mauduit International                      40,979             934
   Scotts Miracle-Gro, Cl A                              20,100             910
   Sensient Technologies                                 24,800             672
   Sherritt International (Canada)                      120,300           1,814
   Silgan Holdings                                        8,466             432
   Sonoco Products                                      123,134           4,435
   Spartech                                              57,008           1,235
   Steel Dynamics (B)                                    34,800           1,510
   Symyx Technologies*                                    9,588              86
   Texas Industries                                      43,998           3,244
   United States Steel                                   18,700           1,767
   Wellman (B)                                           75,500             166
   Wheeling-Pittsburgh (B)*                             104,600           1,895
   WR Grace*                                              3,300              74
                                                                  --------------
                                                                        104,922
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.9%
   Alaska Communications Systems Group                   86,800           1,186
   Atlantic Tele-Network                                  5,100             171
   Cbeyond (B)*                                          55,161           2,143
   Centennial Communications*                           107,300           1,009
   CenturyTel                                           101,591           4,874
   Cincinnati Bell*                                     265,978           1,298

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Citizens Communications                               45,596   $         662
   Clearwire, Cl A (B)*                                 116,100           2,484
   Cogent Communications Group*                          37,400             934
   Consolidated Communications Holdings                     269               5
   Dobson Communications, Cl A*                          24,500             309
   Fairpoint Communications (B)                         122,900           2,056
   Global Crossing*                                      51,200             975
   IDT, Cl B*                                            15,800             142
   Iowa Telecommunications Services                      23,100             428
   Leap Wireless International*                          24,900           1,805
   NeuStar, Cl A (B)*                                    92,629           2,929
   NTELOS Holdings                                          500              13
   Premiere Global Services*                             64,700             846
   Rural Cellular, Cl A*                                 15,400             662
   SBA Communications, Cl A (B)*                        200,613           6,534
   Sierra Wireless*                                      13,500             309
   Syniverse Holdings*                                   49,800             704
   Telephone & Data Systems                                 568              37
   Time Warner Telecom, Cl A*                            94,570           2,076
   USA Mobility                                          65,486           1,208
   Vonage Holdings*                                     116,200             245
                                                                  --------------
                                                                         36,044
                                                                  --------------
UTILITIES -- 4.2%
   AES*                                                   9,203             167
   AGL Resources                                        129,027           5,124
   Alliant Energy                                        50,882           1,927
   Atmos Energy                                         109,851           3,088
   Avista                                                28,900             566
   Black Hills                                           56,165           2,313
   Centerpoint Energy (B)                                66,000           1,070
   Cia de Saneamento de Minas
      Gerais-COPASA*                                     31,500             496
   Cleco                                                 40,174             926
   CMS Energy                                             3,600              59
   Consolidated Edison                                   36,726           1,687
   DPL                                                   39,400           1,038
   El Paso Electric (B)*                                 38,600             862
   Empire District Electric                              33,815             775
   Energen                                               78,247           4,202
   Equitable Resources (B)                               47,276           2,325
   Idacorp                                               37,230           1,209
   Integrys Energy Group                                 61,313           3,076
   ITC Holdings (B)                                      30,741           1,367
   Laclede Group                                         24,200             790
   New Jersey Resources                                  29,163           1,428
   Nicor (B)                                             86,400           3,591
   NiSource                                              38,402             723
   Northwest Natural Gas                                 46,830           2,176
   NorthWestern                                          49,700           1,334
   NSTAR                                                 25,800             845
   OGE Energy                                           100,201           3,379
   Oneok                                                 54,105           2,535
   Ormat Technologies (B)                                54,800           2,359
   Pepco Holdings                                        37,600           1,048
   Pinnacle West Capital (B)                             68,845           2,743
   PNM Resources                                          7,897             183
   PNOC Energy Development*                           5,506,000             769
   Portland General Electric                            138,404           3,680
   Progress Energy                                       21,844           1,002
   Puget Energy                                         114,023           2,660
   Reliant Energy*                                       57,709           1,472
   SCANA                                                 62,044           2,381
   Southwest Gas                                         61,480           1,784
   TECO Energy                                            9,848             156
   UGI                                                   77,841           1,989


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Unisource Energy                                       2,217   $          66
   Vectren                                               97,162           2,653
   Westar Energy (B)                                     47,740           1,160
   WGL Holdings                                          51,682           1,700
   Wisconsin Energy                                      66,238           2,935
   Xcel Energy                                           33,924             699
                                                                  --------------
                                                                         80,517
                                                                  --------------
Total Common Stock
   (Cost $1,774,429) ($ Thousands)                                    1,888,920
                                                                  --------------
CORPORATE OBLIGATION (C) (E) -- 0.4%

FINANCIALS -- 0.4%
   SLM EXL
      5.621%, 09/17/07                            $       7,982           7,982
                                                                  --------------
Total Corporate Obligation
   (Cost $7,982) ($ Thousands)                                            7,982
                                                                  --------------
ASSET-BACKED SECURITY (A) (C) (E) -- 0.3%

MORTGAGE RELATED SECURITY-- 0.3%
   Duke Funding, Ser 2004-6B, Cl A1S1
      5.430%, 10/09/07                                    5,442           5,442
                                                                  --------------
Total Asset-Backed Security
   (Cost $5,442) ($ Thousands)                                            5,442
                                                                  --------------
PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
   Thornburg Mortgage                                    27,100             711
                                                                  --------------
Total Preferred Stock
   (Cost $678) ($ Thousands)                                                711
                                                                  --------------
EXCHANGE TRADED FUND -- 0.0%
   iShares Russell 2000 Index Fund*                       6,015             474
                                                                  --------------
Total Exchange Traded Fund
   (Cost $495) ($ Thousands)                                                474
                                                                  --------------
                                                    Number of
                                                     Warrants
                                                  -------------
WARRANTS -- 0.0%
   Parkervision, Deal #2 (F) (G) (H) (I)*                 6,250              26
   Parkervision, Deal #3 (F) (G) (H) (I)*                14,500              62
   Rentech, Expires 04/25/12*                            13,800              10
   Titanium Asset Management,
      Expires 06/21/11*                                 105,000             111
                                                                  --------------
Total Warrants
   (Cost $13) ($ Thousands)                                                 209
                                                                  --------------
                                                    Number of
                                                     Rights
                                                  -------------
RIGHTS -- 0.0%
   KKR Financial Holdings                                10,823              12
                                                                  --------------
Total Rights
   (Cost $0) ($ Thousands)                                                   12
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 23.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510% ++ **            19,147,219   $      19,147
   SEI Liquidity Fund LP, 5.510% ++ ** (C)          431,769,771         431,770
                                                                  --------------
Total Cash Equivalents
   (Cost $450,917) ($ Thousands)                                        450,917
                                                                  --------------

U.S. TREASURY OBLIGATION (D) (J) -- 0.1%
   U.S. Treasury Bill
      3.939%, 11/23/07                            $       1,050           1,041
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,041) ($ Thousands)                                            1,041
                                                                  --------------
Total Investments -- 122.6%
   (Cost $2,240,997) ($ Thousands)+++                             $   2,355,708
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                    Number of                        Unrealized
                                    Contracts     Expiration       Appreciation
Type of Contract                      Long           Date         ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini              95          Sep-2007      $          172
S&P Mid 400 Index E-Mini               83          Sep-2007                 109
                                                                 ---------------

                                                                 $          281
                                                                 ===============

Restricted Securities -- At August 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2007, were as follows:

                                      Number of   Acquisition            Cost   Market Value
                                         Shares          Date   ($ Thousands)   ($ Thousands)   % of Net Assets
----------------------------------------------------------------------------------------------------------------
BA Energy PIPE                           80,500      08/10/06   $         679   $         609              0.03%

BA Energy, Deal # 3 PIPE                 26,500      04/30/07             192             200              0.01

BPZ Energy PIPE                         204,000      05/08/07           1,077           1,193              0.07

Parkervision Warrants, Deal #3           14,500      03/28/06              --              62              0.00

Parkervision Warrants, Deal #2            6,250      06/20/05              13              26              0.00

Spatialight Deal #3 PIPE                  1,180      01/12/06             133              --              0.00

Spatialight PIPE                            147      06/21/06              --              --              0.00
                                                                --------------  --------------           -------
                                                                $       2,094   $       2,090              0.11%
                                                                ==============  ==============           =======


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2007


Percentages are based on Net Assets of $1,921,046 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investments Trust

++ Affiliated Security

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $437,210 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2007 was $445,194 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007.

(F) Securities considered illiquid. The total value of such securities as of August 31, 2007 was $2,090 ($ Thousands) and represents 0.11% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2007 was $2,090 ($ Thousands) and represents 0.11% of Net Assets.

(H) This security considered restricted. The total value of such securities as of August 31, 2007 was $2,090 ($ Thousands) and represented 0.11% of Net Assets.

(I) This warrant does not have a strike price or expiration date.

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
LP -- Limited Partnership
PIPE -- Private Investment in Public Entity
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $2,240,997 ($ Thousands), and the unrealized appreciation and depreciation were $226,136 ($ Thousands) and $(111,425) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 87.5%

AUSTRALIA -- 4.8%
   Adelaide Brighton                                     11,200   $          33
   AGL Energy                                            11,395             143
   Amcor                                                 95,281             589
   AMP (B)                                              415,300           3,554
   Asciano Group (B)*                                    37,007             257
   Australia & New Zealand Banking
      Group                                              87,446           2,062
   Australian Infrastructure Fund                       247,100             684
   Australian Stock Exchange                              2,829             107
   BHP Billiton                                         177,421           5,546
   BHP Billiton ADR (B)                                   2,800             177
   BlueScope Steel                                      200,400           1,740
   Boral (B)                                             30,100             193
   Brambles                                              96,110           1,079
   Centro Properties Group                               17,051             114
   Challenger Financial Services
      Group (B)                                         348,611           1,543
   Commonwealth Bank of Australia                        29,016           1,302
   CSL                                                   18,861           1,507
   CSR                                                  192,800             527
   Downer EDI                                            91,123             480
   Felix Resources                                        8,700              33
   Flight Centre                                         38,400             610
   Foster's Group                                       137,400             707
   Goodman Fielder                                      405,798             858
   Independence Group                                    10,000              47
   ING Industrial Fund (B)                              120,553             263
   Insurance Australia Group (B)                        117,100             479
   John Fairfax Holdings                                218,300             824
   Jubilee Mines (B)                                     14,900             187
   Leighton Holdings (B)                                 46,800           1,669
   Lend Lease                                            29,700             464
   Macquarie Airports (B)                             1,227,587           4,344
   Macquarie Bank (B)                                    16,077             959
   Macquarie Infrastructure Group                     1,117,077           2,999
   MFS (B)                                              164,400             606
   Minara Resources                                      41,300             197
   Mincor Resources (B)                                  15,300              41
   Mirvac Group                                          82,487             361
   National Australia Bank (B)                          105,600           3,431
   Newcrest Mining                                       53,400           1,064
   OneSteel (B)                                          29,400             145
   Origin Energy                                          1,000               8
   Pacific Brands                                       822,488           2,248
   PaperlinX (B)                                        142,200             391
   Perilya                                               12,800              40
   Qantas Airways (B)                                   360,107           1,635
   QBE Insurance Group (B)                              379,871          10,770
   Rio Tinto (B)                                         12,600             959
   Sally Malay Mining                                    19,500              64
   Santos                                                24,200             261
   Seven Network                                         89,800             861
   Sims Group                                            11,600             264
   Specialty Fashion Group                              252,000             349
   TABCORP Holdings (B)                                  40,100             499
   Tattersall's (B)                                     226,200             771
   Telstra (B)                                          813,900           1,920
   Telstra (B)                                          370,706           1,318
   Toll Holdings (B)                                     37,007             409
   West Australian Newspapers
      Holdings (B)                                      116,900           1,460
   Westfield Group (B)                                   61,212           1,042
   Westpac Banking                                       81,003           1,793
   Woolworths (B)                                       157,066           3,823

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   WorleyParsons                                         38,667   $       1,214
   Zinifex                                               39,900             548
                                                                  --------------
                                                                         74,572
                                                                  --------------
AUSTRIA -- 0.5%
   Erste Bank der Oesterreichischen
      Sparkassen                                          7,300             529
   IMMOFINANZ                                            53,900             667
   Raiffeisen International Bank
   Holding (B)                                            5,184             749
   Telekom Austria                                       64,000           1,651
   Voestalpine                                           44,442           3,636
   Wienerberger                                           5,900             421
                                                                  --------------
                                                                          7,653
                                                                  --------------
BELGIUM -- 1.1%
   AGFA-Gevaert                                          17,000             355
   Belgacom                                              27,384           1,201
   Compagnie Maritime Belge                              23,600           1,547
   D'ieteren                                              1,100             438
   Delhaize Group                                        10,589           1,036
   Dexia                                                 37,732           1,040
   Fortis                                               119,957           4,401
   Fortis (Netherlands Line)                             92,230           3,382
   Gimv                                                   9,900             652
   InBev                                                 11,329             930
   KBC Groep                                              1,396             175
   Solvay                                                11,065           1,642
   UCB                                                   11,857             668
                                                                  --------------
                                                                         17,467
                                                                  --------------
BERMUDA -- 0.1%
   Frontline*                                            25,200           1,179
                                                                  --------------
BRAZIL -- 0.2%
   Cia Vale do Rio Doce ADR                              24,700           1,219
   Gerdau ADR                                            38,925             936
   Uniao de Bancos Brasileiros GDR                        7,200             803
                                                                  --------------
                                                                          2,958
                                                                  --------------
CANADA -- 2.0%
   Alcan                                                  5,100             503
   Barrick Gold (CAD)                                    20,000             649
   Barrick Gold                                          51,100           1,662
   Bombardier, Cl B                                     158,300             928
   Cameco                                                58,931           2,376
   Canadian Natural Resources                            14,600             996
   Eastern Platinum                                     556,550           1,205
   EnCana                                                37,900           2,217
   Gerdau Ameristeel                                     86,800           1,009
   Manulife Financial                                    11,700             452
   Methanex                                              24,500             548
   Nexen                                                      1              --
   Potash Saskatchewan                                   45,200           3,998
   Research In Motion                                    64,980           5,550
   Rogers Communications, Cl B                          105,490           4,785
   Shoppers Drug Mart                                     9,100             458
   Suncor Energy                                         14,600           1,306
   Teck Cominco, Cl B                                    58,700           2,497
   TELUS                                                 16,991             879
                                                                  --------------
                                                                         32,018
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
CHINA -- 0.1%
   China Petroleum & Chemical, Cl H                   1,106,000   $       1,206
   China Shenhua Energy                                  89,000             386
   Industrial & Commercial Bank of
      China, Cl H (B)                                   739,000             481
   People's Food Holdings                                 5,000               4
                                                                  --------------
                                                                          2,077
                                                                  --------------
CYPRUS -- 0.2%
   Marfin Popular Bank                                  175,700           2,367
                                                                  --------------
DENMARK -- 1.0%
   AP Moeller - Maersk, A Shares                             37             478
   AP Moeller - Maersk, B Shares                            466           6,097
   Carlsberg, Cl B (B)                                    9,125           1,229
   Danske Bank                                           74,135           3,046
   East Asiatic                                           5,335             360
   H Lundbeck                                             8,200             193
   Jyske Bank*                                            2,023             151
   Novo-Nordisk, Cl B                                    21,546           2,397
   Schouw                                                 3,183             301
   Sydbank                                                4,077             187
   Vestas Wind Systems*                                  19,500           1,320
                                                                  --------------
                                                                         15,759
                                                                  --------------
FINLAND -- 1.6%
   Elisa, Cl A                                           10,600             295
   Kemira                                                16,100             389
   Kemira GrowHow (B)                                    66,600           1,090
   Kone, Cl B*                                              875              57
   Konecranes                                             7,694             292
   Metso                                                 21,300           1,365
   Neste Oil                                             15,063             521
   Nokia                                                353,470          11,647
   Nokia ADR                                              4,200             138
   Nokian Renkaat                                        16,500             580
   OKO Bank, Cl A                                        23,258             463
   Outokumpu                                             39,985           1,210
   Rautaruukki                                            9,200             501
   Sampo, Cl A                                           48,867           1,398
   Stora Enso, Cl R (B)                                 102,000           1,819
   UPM-Kymmene                                           92,476           2,097
   Wartsila, Cl B                                         7,900             492
                                                                  --------------
                                                                         24,354
                                                                  --------------
FRANCE -- 8.8%
   Accor                                                 11,286             969
   Air France-KLM                                        53,223           2,205
   Air Liquide                                           12,562           1,602
   Alcatel                                               56,900             623
   Alstom                                                 2,900             525
   Atos Origin*                                           1,773             100
   AXA (B)                                               76,450           3,065
   BNP Paribas                                          126,233          13,323
   Bouygues                                              45,195           3,562
   Business Objects                                       3,935             173
   Capgemini                                             17,200           1,114
   Carrefour                                             11,200             784
   Casino Guichard Perrachon (B)                          4,674             478
   Christian Dior                                        11,200           1,368
   Cie de Saint-Gobain                                   41,457           4,513
   Ciments Francais                                       4,100             854
   CNP Assurances                                         2,344             300
   Compagnie Generale des
   Etablissements Michelin, Cl B (B)                     34,500           4,349

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Credit Agricole                                      148,309   $       5,601
   Dassault Systemes                                     11,855             698
   Financiere de L'Odet                                     552             228
   France Telecom (B)                                   253,624           7,655
   Groupe Danone*                                        20,006           1,525
   L'Oreal                                               19,229           2,254
   Lafarge                                               18,018           2,800
   Lagardere S.C.A.                                      29,022           2,370
   Natixis                                                3,022              64
   Nexans                                                 3,400             550
   Nexity                                                 1,328              88
   PagesJaunes Groupe                                    14,600             296
   Pernod-Ricard                                          1,300             274
   Peugeot                                               62,538           5,328
   Publicis Groupe                                        8,400             363
   Renault                                               43,691           5,898
   Rhodia                                                87,348           3,594
   Safran (B)                                            28,665             677
   Sanofi-Aventis                                       147,973          12,087
   Sanofi-Aventis (Germany Line)                            822              67
   Schneider Electric                                    19,126           2,542
   SCOR                                                  11,047             271
   Sequana Capital                                          334              11
   Societe Generale                                      49,479           7,984
   Technip                                                6,400             511
   Thales                                                16,737             950
   Thomson                                               37,800             621
   Total                                                195,746          14,744
   Unibail                                                3,200             771
   Vallourec                                             13,225           3,541
   Veolia Environnement                                  18,399           1,412
   Vinci                                                 82,970           5,909
   Vivendi                                              161,594           6,611
                                                                  --------------
                                                                        138,202
                                                                  --------------
GERMANY -- 8.6%
   Allianz                                               75,458          16,183
   Altana                                                14,025             321
   BASF                                                  66,620           8,821
   Bayer                                                150,646          11,895
   Bayerische Motoren Werke                             105,040           6,391
   Commerzbank                                           84,493           3,466
   Continental (B)                                       13,884           1,806
   DaimlerChrysler                                      122,964          10,926
   Deutsche Bank                                         61,634           7,615
   Deutsche Beteiligungs                                 20,500             727
   Deutsche Boerse (B)                                   13,400           1,480
   Deutsche Lufthansa                                   132,584           3,872
   Deutsche Telekom                                      69,600           1,294
   E.ON                                                  60,214          10,109
   Fresenius Medical Care                                84,900           4,174
   Hochtief                                               8,400             843
   Hypo Real Estate Holding                              17,257             948
   Infineon Technologies*                               314,450           4,895
   MAN                                                    4,033             579
   MTU Aero Engines Holding                               1,132              72
   Muenchener Rueckversicherungs                         34,308           5,929
   Norddeutsche Affinerie (B)                            43,300           1,897
   Rheinmetall                                            1,501             125
   RWE                                                   33,920           3,817
   Salzgitter                                            20,385           4,029
   SAP                                                   23,548           1,269
   Siemens                                               82,562          10,376
   Software                                               8,800             878
   Suedzucker (B)                                        29,536             568
   ThyssenKrupp                                          72,952           4,266
   Volkswagen                                            17,040           3,522


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Vossloh                                               14,100   $       1,522
   Wincor Nixdorf                                         3,373             290
                                                                  --------------
                                                                        134,905
                                                                  --------------
GREECE -- 0.1%
   Coca Cola Hellenic Bottling                            7,371             351
   Cosmote Mobile Communications                          2,978              93
   Hellenic Telecommunications
      Organization                                       39,000           1,276
   OPAP                                                   3,570             131
                                                                  --------------
                                                                          1,851
                                                                  --------------
HONG KONG -- 2.1%
   Bank of East Asia                                    220,900           1,232
   BOC Hong Kong Holdings                               403,400             969
   Cheung Kong Holdings                                 203,800           2,998
   China Mobile                                         674,900           9,176
   China Mobile ADR                                       1,000              68
   China Netcom Group                                   328,000             793
   China Oriental Group                                 353,000             178
   Chinese Estates Holdings                             273,100             401
   CLP Holdings                                         235,500           1,624
   Great Eagle Holdings                                 233,800             739
   Guoco Group                                           19,000             255
   Hang Lung Group                                       66,000             315
   Hang Lung Properties                                 129,800             475
   Hang Seng Bank                                         9,900             155
   Henderson Land Development                            68,000             472
   Hong Kong & China Gas (B)                            193,600             447
   Hong Kong Exchanges and Clearing                      15,000             276
   Hongkong & Shanghai Hotels                           330,000             516
   HongKong Electric Holdings                           263,600           1,322
   Hopewell Holdings                                    202,400             964
   Hopson Development Holdings                           44,000             147
   Hutchison Whampoa                                     61,700             614
   Jardine Matheson Holdings                                400              10
   Jardine Strategic Holdings                             1,000              14
   Kerry Properties                                      87,000             644
   Li & Fung (B)                                        187,200             694
   Miramar Hotel & Investment                             3,000               5
   MTR (B)                                              514,300           1,252
   New World China Land                                  11,600              11
   New World Development                                539,000           1,287
   Orient Overseas International                          5,500              60
   Pacific Century Premium
      Developments                                      325,000              95
   Sinolink Worldwide Holdings                          244,000              73
   Swire Pacific, Cl A                                  125,100           1,383
   Transport International Holdings                      25,200             137
   Truly International Holdings                           4,000               7
   USI Holdings                                          22,000              14
   Vtech Holdings                                        55,500             420
   Wharf Holdings                                       337,700           1,390
   Wheelock (B)                                         289,300             759
   Wing On International                                  4,000               6
                                                                  --------------
                                                                         32,397
                                                                  --------------
IRELAND -- 0.4%
   Allied Irish Banks                                    40,900           1,045
   Bank of Ireland                                        7,954             147
   CRH                                                   61,627           2,672
   DCC                                                   25,600             677
   Depfa Bank                                            41,500             788
   Irish Life & Permanent                                19,800             493

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Total Produce                                         24,239   $          21
                                                                  --------------
                                                                          5,843
                                                                  --------------
ISRAEL -- 0.3%
   Teva Pharmaceutical Industries ADR                   112,200           4,825
                                                                  --------------
ITALY -- 3.4%
   Aedes                                                 56,000             374
   AEM (B)                                              327,700           1,194
   Arnoldo Mondadori Editore (B)                         34,000             320
   Autostrade                                           142,250           4,745
   Banca Intesa                                         286,003           2,156
   Banco Popolare (B)                                    15,356             384
   Beni Stabili                                       1,141,100           1,412
   Buzzi Unicem                                          50,900           1,461
   Cementir                                              37,700             476
   Danieli (B)                                           17,900             561
   Ducati Motor Holding                                 667,900           1,933
   Enel                                                 269,979           2,790
   ENI (B)                                              303,760          10,510
   Fiat (B)                                             258,701           6,877
   Fiat RNC                                              79,960           1,821
   Fondiaria-Sai                                         18,900             888
   IFIL - Investments                                   483,843           4,719
   Immobiliare Grande Distribuzione                     102,200             450
   IMMSI (B)                                            258,300             706
   Indesit                                               38,500             796
   Iride                                                  9,076              33
   Italcementi                                           41,553           1,028
   Italmobiliare                                          6,100             783
   KME Group                                            100,067             266
   Lottomatica                                           11,695             421
   MARR                                                  44,400             459
   Mediaset                                               7,629              81
   Pirelli & C                                          480,000             540
   Telecom Italia                                       671,626           1,907
   Telecom Italia RNC                                   390,120             875
   UniCredito Italiano                                  304,600           2,612
                                                                  --------------
                                                                         53,578
                                                                  --------------
JAPAN -- 17.5%
   Advantest (B)                                         12,000             441
   Aeon                                                 154,400           2,107
   Aioi Insurance                                        45,000             252
   Aisin Seiki                                           46,200           1,742
   All Nippon Airways (B)                                12,000              48
   Alpen                                                  4,600              70
   Alps Electric                                            900              11
   Amada                                                 82,200             890
   AOC Holdings (B)                                      39,900             583
   Aoyama Trading                                        26,300             710
   Asahi Breweries                                       38,600             572
   Asahi Glass                                           52,000             651
   Asahi Kasei                                           92,000             691
   Astellas Pharma                                       10,100             468
   Atsugi                                               713,500             979
   Autobacs Seven                                        28,100             742
   Bank of Kyoto (B)                                     79,800             951
   Bank of the Ryukyus                                   41,100             658
   Bridgestone                                           76,900           1,539
   Canon                                                 54,800           3,130
   Casio Computer                                         7,500             114
   Cawachi                                                1,700              47
   Chiba Bank                                             6,000              48
   Circle K Sunkus                                        3,900              63


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Citizen Watch (B)                                     41,000   $         381
   CMK (B)                                              106,600           1,102
   Coca-Cola West Holdings (B)                           21,100             467
   COMSYS Holdings                                       29,000             325
   Cosmo Oil                                            307,100           1,394
   Cosmos Initia                                         12,000              56
   Daicel Chemical Industries                             7,000              49
   Daiei*                                                 1,850              14
   Dainippon Ink and Chemicals                          122,000             504
   Dainippon Screen Manufacturing                        32,000             224
   Dainippon Sumitomo Pharma (B)                          9,000              85
   Daishi Bank                                            1,000               4
   Daito Trust Construction                              10,200             481
   Daiwa House Industry                                  36,000             477
   Denso                                                  7,400             259
   Eighteenth Bank                                       21,000              78
   Eizo Nanao                                               900              30
   Fanuc                                                 23,800           2,314
   Fuji Electric Holdings                                75,000             325
   Fuji Fire & Marine Insurance                          52,000             181
   Fuji Heavy Industries                                 83,000             348
   Fuji Television Network                                  219             450
   FUJIFILM Holdings                                     74,700           3,248
   Fujitsu                                              292,000           1,993
   Fukuyama Transporting (B)                            137,100             638
   Futaba                                                 4,900             109
   Gunma Bank (B)                                       182,700           1,266
   Gunze                                                138,000             693
   Hankyu Holdings                                       82,000             416
   Heiwa                                                 12,200             146
   Hirose Electric                                        3,300             397
   HIS                                                      400              10
   Hitachi                                              418,100           2,698
   Hitachi Cable                                         65,000             379
   Hitachi Capital (B)                                    9,700             122
   Hitachi Construction Machinery                         9,600             338
   Hitachi Maxwell                                       11,400             122
   Hitachi Transport System                                 100               1
   Hokkaido Electric Power                               47,600           1,076
   Honda Motor                                          130,700           4,307
   House Foods                                            3,300              54
   Hoya                                                  44,800           1,554
   Hyakugo Bank                                          16,000              97
   Idemitsu Kosan                                        11,200           1,225
   Ines                                                  63,600             459
   Inpex Holdings                                           177           1,619
   Itochu                                               184,100           1,995
   Japan Steel Works                                    395,890           5,861
   Japan Tobacco                                            891           4,943
   JFE Holdings                                         110,900           7,233
   JGC                                                   49,000             862
   Joshin Denki (B)                                      56,700             391
   Joyo Bank                                             32,000             175
   JS Group                                              16,600             329
   Kagoshima Bank                                         2,000              14
   Kamigumi                                              29,000             249
   Kaneka                                                33,000             267
   Kansai Electric Power (B)                             43,700           1,020
   Kanto Tsukuba Bank                                    92,900             652
   Kawasaki Kisen Kaisha                                 46,000             594
   KDDI                                                     211           1,629
   Keyence                                                3,300             731
   Kirin Brewery                                         21,000             261
   Kobe Steel                                           192,000             699
   Komatsu                                               52,200           1,608
   Komori                                                20,400             480
   Kumagai Gumi (B)                                     230,400             378
   Kyocera                                               26,200           2,396

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Kyowa Hakko Kogyo                                     26,000   $         252
   Kyushu Electric Power                                 56,900           1,517
   Maeda Road Construction                               11,000              95
   Makita                                                 8,300             321
   Marubeni                                              70,000             571
   Matsushita Electric Industrial                       122,600           2,136
   Millea Holdings                                       52,500           2,029
   Mitsubishi                                           177,900           5,003
   Mitsubishi Chemical Holdings                         234,500           2,193
   Mitsubishi Estate                                    237,100           6,341
   Mitsubishi Gas Chemical                               25,000             211
   Mitsubishi Heavy Industries                          263,000           1,609
   Mitsubishi Materials                                 169,400             941
   Mitsubishi Paper Mills                               337,600             702
   Mitsubishi UFJ Financial Group                           682           6,526
   Mitsubishi UFJ Securities                             51,000             494
   Mitsui                                               172,900           3,595
   Mitsui Chemicals                                     280,000           2,541
   Mitsui Mining & Smelting                              72,000             293
   Mitsui OSK Lines                                     320,000           4,710
   Mitsui Sumitomo Insurance                            109,100           1,229
   Mizuho Financial Group                                   604           3,819
   Murata Manufacturing                                  10,480             734
   Nagase                                                13,000             158
   Namco Bandai Holdings                                  3,100              45
   NEC                                                  165,000             779
   Nichicon                                              72,500             949
   Nikon                                                 34,400           1,074
   Nintendo                                              19,945           9,240
   Nippo                                                 79,300             625
   Nippon Beet Sugar Manufacturing (B)                  155,500             373
   Nippon Electric Glass                                 26,700             387
   Nippon Express                                         9,000              47
   Nippon Konpo Unyu Soko                                63,600             919
   Nippon Mining Holdings                               465,400           4,204
   Nippon Oil                                           154,000           1,298
   Nippon Sharyo (B)                                    215,700             448
   Nippon Shokubai                                       23,000             204
   Nippon Steel                                         345,100           2,417
   Nippon Telegraph & Telephone                           1,240           5,755
   Nippon Yusen KK (B)                                  204,000           2,015
   Nissan Motor                                         540,660           5,196
   Nissan Shatai                                         17,000             103
   Nisshin Steel (B)                                    103,000             412
   Nisshinbo Industries (B)                             108,400           1,329
   Nitto Kogyo                                            4,700              67
   Nomura Holdings                                       40,200             711
   NSK                                                   56,000             481
   NTT Data                                                 239           1,155
   NTT DoCoMo                                               737           1,125
   NTT Urban Development                                     64             115
   Obayashi                                              90,000             464
   Odakyu Electric Railway (B)                           81,800             499
   Ohara                                                    100               2
   Oita Bank                                              1,000               6
   Oki Electric Industry (B)                            467,000             834
   OKUMA                                                  7,000             104
   Okumura (B)                                          162,400             908
   Olympus Optical                                        5,000             213
   Omron                                                 28,700             760
   Onward Kashiyama                                      42,000             496
   ORIX                                                  27,100           5,800
   Rakuten                                                  508             188
   Ricoh                                                 61,000           1,347
   Riso Kagaku                                            3,300              64
   Rohm                                                   7,000             623
   Sanki Engineering                                     82,400             540


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Sankyo                                                12,500   $         515
   Sanwa Shutter                                         29,000             170
   Sega Sammy Holdings (B)                               22,500             342
   Seiko Epson                                           22,000             573
   Seino Transportation                                   7,000              69
   Sekisui Chemical                                      62,000             459
   Sekisui House (B)                                     93,000           1,207
   SFCG (B)                                               3,900             544
   Sharp                                                157,000           2,729
   Shiga Bank                                            12,000              79
   Shin-Etsu Chemical                                    22,000           1,590
   Shinsei Bank                                         163,000             544
   Shiseido                                               9,000             188
   Showa Shell Sekiyu                                    52,100             632
   SMC                                                    9,900           1,312
   Softbank (B)                                         241,600           4,638
   Sojitz                                               131,700             550
   Sony                                                  95,600           4,602
   Stanley Electric (B)                                  13,400             293
   Sumco                                                123,500           6,595
   Sumitomo                                             242,200           4,189
   Sumitomo Chemical                                    250,600           1,870
   Sumitomo Electric Industries                           7,680             122
   Sumitomo Forestry                                      6,000              53
   Sumitomo Heavy Industries                             24,000             269
   Sumitomo Metal Industries                            322,600           1,634
   Sumitomo Metal Mining                                 59,000           1,171
   Sumitomo Mitsui Financial Group                        1,233           9,733
   Suzuki Motor                                          67,300           1,817
   T&D Holdings                                           4,200             244
   Taisho Pharmaceutical (B)                             34,000             664
   Takeda Pharmaceutical                                 33,100           2,262
   Takefuji                                              25,400             681
   Tanabe Seiyaku                                        10,000             121
   TDK                                                    5,200             442
   Teijin                                               111,000             554
   TKC                                                    3,300              58
   Toagosei                                             342,200           1,234
   Toda                                                 307,900           1,671
   Tokai Rika                                             8,000             215
   Tokyo Electric Power                                 115,100           3,019
   Tokyo Electron (B)                                    23,200           1,657
   Tokyo Gas                                            123,100             611
   Tokyo Ohka Kogyo                                       2,700              58
   Tokyu                                                 83,400             520
   Tokyu Land                                            53,200             490
   Toshiba (B)                                          522,400           4,705
   Toshiba TEC                                            4,000              24
   Tosoh                                                 62,000             379
   TOTO (B)                                              22,000             175
   Towa Real Estate Development                           1,000               3
   Toyo Seikan Kaisha                                    40,600             771
   Toyota Auto Body                                         900              14
   Toyota Industries                                     13,900             589
   Toyota Motor                                         197,200          11,500
   Trend Micro                                           30,000           1,232
   Trusco Nakayama                                        1,100              19
   TV Asahi                                                  68             122
   UNY                                                   60,000             522
   USS                                                    3,340             224
   Yahoo! Japan                                           5,374           1,989
   Yamada Denki                                          13,970           1,400
   Yamaha                                                 9,000             190
   Yamaha Motor                                          24,900             655
   Yamatane                                             253,100             319
   Yamato Transport                                      62,400             915
   Yokogawa Bridge (B)                                   55,000             325

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Yokohama Rubber                                      163,100   $       1,069
                                                                  --------------
                                                                        275,261
                                                                  --------------
LUXEMBOURG -- 0.1%
   Colt Telecom Group                                    38,598             122
   Oriflame Cosmetics SDR                                 5,835             320
   SES Global FDR (Paris Exchange)                       36,186             787
                                                                  --------------
                                                                          1,229
                                                                  --------------
MEXICO -- 0.7%
   America Movil ADR, Ser L (B)                         121,655           7,355
   Fomento Economico Mexicano ADR                       110,580           3,853
                                                                  --------------
                                                                         11,208
                                                                  --------------
NETHERLANDS -- 4.8%
   ABN AMRO Holding                                      14,398             670
   Aegon                                                 66,471           1,213
   Akzo Nobel                                           111,971           8,818
   ASML Holding*                                         18,062             535
   Buhrmann (B)                                          83,000             932
   European Aeronautic Defense and
      Space                                              19,000             564
   Fugro                                                  9,279             645
   Heineken                                               2,935             186
   Heineken Holding                                       9,336             512
   ING Groep (B)                                        376,244          15,141
   Koninklijke Ahold                                    162,400           2,170
   Koninklijke DSM                                       38,785           1,984
   Mittal Steel                                          87,162           5,748
   Reed Elsevier                                          9,657             174
   Royal Dutch Shell, Cl A (B)                          350,619          13,604
   Royal Dutch Shell, Cl A (GBP)                        130,974           5,086
   Royal Dutch Shell, Cl B                              150,368           5,866
   Royal KPN                                             63,813             995
   TNT                                                   18,845             797
   Unilever                                             289,428           8,850
                                                                  --------------
                                                                         74,490
                                                                  --------------
NEW ZEALAND -- 0.2%
   Air New Zealand                                      361,500             523
   Fletcher Building                                    114,553             945
   Infratil                                             147,900             303
   Kiwi Income Property Trust (B)                       292,100             297
   Telecom of New Zealand (B)                           314,748             945
                                                                  --------------
                                                                          3,013
                                                                  --------------
NORWAY -- 0.8%
   DnB                                                   87,170           1,196
   Ementor*                                             154,200           1,284
   Norske Skogindustrier                                 29,828             364
   Orkla                                                 30,934             502
   Schibsted                                             41,400           1,870
   Statoil                                               23,400             675
   Storebrand (B)                                        62,800             967
   Tandberg                                              58,300           1,272
   Telenor                                               93,200           1,721
   Yara International                                    70,565           1,879
                                                                  --------------
                                                                         11,730
                                                                  --------------
POLAND -- 0.0%
   Polski Koncern Naftowy Orlen                          21,700             444
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
PORTUGAL -- 0.3%
   Banco BPI                                             61,870   $         546
   Banco Comercial Portugues                            201,919             944
   Banco Espirito Santo                                  39,457             854
   Cimpor Cimentos de Portugal                           42,862             403
   Energias de Portugal (B)                             286,996           1,577
   Semapa-Sociedade de Investimento
      e Gestao                                           27,400             460
   Sonae Industria                                        1,684              22
                                                                  --------------
                                                                          4,806
                                                                  --------------
RUSSIA -- 0.0%
   LUKOIL Sponsored ADR                                   7,300             542
                                                                  --------------
SINGAPORE -- 1.4%
   Allgreen Properties (B)                              603,700             677
   CapitaCommercial Trust + (B)                         432,200             715
   CapitaLand                                           248,000           1,204
   Chuan Hup Holdings*                                  398,400              93
   City Developments                                     58,800             575
   DBS Group Holdings                                   293,300           3,850
   Flextronics International                                600               7
   Fraser and Neave                                      86,000             280
   Guocoland*                                             7,000              22
   Haw Par                                                4,000              21
   Ho Bee Investment                                     36,000              43
   Hong Leong Finance                                   180,900             418
   Hotel Grand Central                                   34,350              24
   Hotel Plaza                                           34,000              46
   Jardine Cycle & Carriage                              55,000             567
   K1 Ventures*                                         224,000              42
   Keppel*                                               51,000             428
   Keppel Land (B)                                      243,200           1,229
   Kim Eng Holdings                                     338,200             406
   Mapletree Logistics Trust +                        1,214,000             924
   MCL Land                                               6,000              10
   Metro Holdings                                        16,000               9
   NatSteel                                              10,000              11
   Neptune Orient Lines (B)                             137,000             441
   Olam International (B)                               488,000             967
   Oversea-Chinese Banking                              274,900           1,542
   SembCorp Industries                                   70,000             260
   SembCorp Marine                                      191,800             526
   Singapore Airlines                                     6,000              75
   Singapore Exchange                                   154,700             990
   Singapore Petroleum (B)                              109,000             422
   Singapore Press Holdings                              75,000             214
   Singapore Technologies
   Engineering                                          160,000             386
   SP Chemicals                                          56,000              33
   United Overseas Bank (B)                             153,600           2,097
   UOB-Kay Hian Holdings                                 50,000              68
   UOL Group                                             57,000             186
   Venture                                               13,000             133
   Wheelock Properties S                                275,900             469
   Wing Tai Holdings*                                   663,600           1,515
                                                                  --------------
                                                                         21,925
                                                                  --------------
SOUTH AFRICA -- 0.2%
   Harmony Gold Mining                                  108,200             967
   Harmony Gold Mining ADR                                7,200              64
   Sanlam                                               379,530           1,141
   Sasol                                                 16,276             656
                                                                  --------------
                                                                          2,828
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.8%
   Honam Petrochemical                                   12,900   $       1,994
   Hynix Semiconductor                                   14,500             522
   Hyundai Mobis                                          8,020             863
   Industrial Bank of Korea                              26,750             584
   Kookmin Bank                                           9,600             776
   POSCO                                                    700             428
   Samsung Electronics                                    1,313             827
   Samsung Electronics GDR                                3,542           1,125
   Shinhan Financial Group                               84,500           5,152
   SK Telecom                                               360              79
   SK Telecom ADR (B)                                    31,000             848
                                                                  --------------
                                                                         13,198
                                                                  --------------
SPAIN -- 3.1%
   Acerinox (B)                                          12,375             311
   ACS Actividades Construcciones y
      Servicios (B)                                     114,862           6,315
   Antena 3 de Television                                    --              --
   Banco Bilbao Vizcaya Argentaria (B)                  172,751           3,978
   Banco Popular Espanol (B)                             37,875             691
   Banco Santander Central Hispano                      555,848          10,154
   Cementos Portland Valderrivas                          3,200             369
   Ebro Puleva (B)                                       24,504             539
   Endesa (B)                                             6,309             343
   Gas Natural SDG (B)                                  101,157           5,389
   Gestevision Telecinco*                                 8,132             216
   Iberdrola (B)                                         19,240           1,068
   Iberdrola (GBP)                                       47,720           2,635
   Inditex                                                9,179             539
   Repsol                                               220,791           7,970
   Sol Melia (B)                                         25,200             497
   Telefonica (B)                                       292,290           7,260
   Union Fenosa                                           8,642             473
                                                                  --------------
                                                                         48,747
                                                                  --------------
SWEDEN -- 2.1%
   Assa Abloy, Cl B                                      50,300           1,042
   Atlas Copco, Cl A (B)                                333,710           5,547
   Axfood                                                 2,554              91
   Boliden (B)                                           44,414             935
   Electrolux, Ser B                                     45,400           1,018
   Hennes & Mauritz, Cl B                                 2,900             164
   Husqvarna, Cl B                                        3,328              43
   Industrivarden, Cl A                                  20,600             399
   Industrivarden, Cl A                                  27,600             565
   Investor, Cl B                                       204,950           5,044
   Sandvik                                               61,722           1,257
   SAS*                                                  38,900             743
   Skandinaviska Enskilda Banken,Cl A (B)                40,961           1,237
   SKF                                                   32,500             663
   Ssab Svenskt Stal, Ser A                              21,500             730
   Svenska Cellulosa, Cl B                              132,696           2,302
   Svenska Handelsbanken, Cl A                           36,972           1,028
   Swedish Match                                          6,177             120
   Tele2, Cl B                                           48,000             878
   Telefonaktiebolaget LM Ericsson,Cl B                 743,641           2,764
   TeliaSonera                                          439,700           3,431
   Trelleborg, Cl B                                      26,507             639
   Volvo, Cl B                                          135,337           2,343
   Wihlborgs Fastigheter                                  2,606              47
                                                                  --------------
                                                                         33,030
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
SWITZERLAND -- 4.4%
   ABB                                                   65,680   $       1,614
   Adecco                                                 8,952             583
   AFG Arbonia-Forster Holdings                             900             375
   Bobst Group                                              398              27
   Bucher Industries                                        220              37
   Clariant                                              37,000             493
   Compagnie Financiere Richemont,Cl A                   55,380           3,428
   Credit Suisse Group                                  130,398           8,520
   Elektrizitaets-Gesellschaft
   Laufenburg                                               360             399
   Energiedienst Holding                                    500             269
   Forbo Holding                                             31              18
   Geberit                                                  608              90
   Helvetia Holding                                       1,320             462
   Holcim                                                35,892           3,879
   Inficon Holding                                        5,000             783
   Kudelski                                              14,400             449
   Nestle                                                17,369           7,554
   Nobel Biocare Holding                                  1,346             367
   Novartis                                             127,235           6,713
   Rieter Holding                                           375             200
   Roche Holding                                         53,307           9,265
   Romande Energie Holding                                   90             127
   Straumann Holding                                      1,300             357
   Swatch Group                                           6,302             354
   Swiss Life Holding                                     4,907           1,165
   Swiss Reinsurance                                     77,818           6,550
   Swisscom                                               5,068           1,780
   UBS                                                   70,788           3,691
   Xstrata                                               79,320           4,648
   Zurich Financial Services                             18,339           5,248
                                                                  --------------
                                                                         69,445
                                                                  --------------
TAIWAN -- 0.2%
   Compal Electronics                                 1,032,618           1,148
   High Tech Computer GDR*                               10,140             550
   Taiwan Semiconductor
      Manufacturing                                     528,229           1,004
   Taiwan Semiconductor
      Manufacturing ADR                                  94,387             936
                                                                  --------------
                                                                          3,638
                                                                  --------------
THAILAND -- 0.1%
   PTT                                                  101,300             903
                                                                  --------------
UNITED KINGDOM -- 15.5%
   3i Group                                              91,784           1,953
   Acergy                                               159,100           4,208
   Amec                                                 295,500           3,889
   Anglo American                                       148,384           8,512
   Antofagasta                                           23,600             338
   ARM Holdings                                          72,287             215
   AstraZeneca                                          138,094           6,810
   AstraZeneca (SEK)                                     19,954             981
   Aviva                                                476,045           6,803
   BAE Systems                                          993,800           9,266
   Balfour Beatty                                        12,373             118
   Barclays                                             651,940           8,068
   Barratt Developments                                  44,955             842
   Barrick Gold                                         140,500           2,626
   Bellway                                               12,328             316
   Berkeley Group Holdings                               23,200             752
   BHP Billiton                                         194,580           5,726

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Bovis Homes Group                                      8,308   $         129
   BP                                                 1,030,578          11,589
   Brit Insurance Holdings                               46,000             328
   British Airways                                       80,295             687
   British American Tobacco                              72,719           2,413
   British Energy Group                                 235,800           2,204
   British Land +                                        37,067             967
   BT Group                                             136,106             867
   Burberry Group                                       306,480           3,774
   Capital & Regional                                     6,800             129
   Cattles                                               12,357              91
   Centrica                                             330,116           2,567
   Charter                                               10,319             232
   Compass Group                                        236,000           1,547
   Cookson Group                                         14,004             217
   Daily Mail & General Trust                            57,551             788
   Diageo                                               251,250           5,367
   Drax Group                                             5,600              75
   DS Smith                                              84,200             385
   Emap                                                   5,166              94
   Enterprise Inns                                       27,115             352
   Firstgroup                                             9,510             125
   FKI                                                  166,600             354
   Friends Provident                                    652,879           2,356
   GKN                                                  110,000             816
   GlaxoSmithKline                                      378,103           9,876
   Greene King                                           43,400             878
   Hays                                                  67,651             217
   HBOS                                                 485,510           8,608
   Home Retail Group                                    203,324           1,699
   HSBC Holdings                                        564,826          10,219
   Hunting                                               55,400             812
   Imperial Chemical Industries                           2,659              34
   Imperial Tobacco Group                                36,010           1,628
   International Power                                   31,852             260
   Investec                                              10,456             114
   ITV                                                  299,890             664
   J Sainsbury                                           27,954             312
   Kazakhmys                                             56,800           1,454
   Kelda Group*                                          52,331             920
   Kingfisher                                           128,600             541
   Kingston Communications                              302,900             435
   Laird Group                                           37,800             441
   Land Securities Group +                                  420              15
   Legal & General Group                                238,056             697
   Lloyds TSB Group                                      92,873           1,021
   LogicaCMG                                            114,987             378
   Luminar                                               38,300             548
   Marks & Spencer Group                                 43,417             547
   Marston's                                             67,000             504
   Michael Page International                            34,550             334
   Millennium & Copthorne Hotels                         72,300             783
   Minerva                                              168,000             941
   Mitchells & Butlers                                   87,239           1,254
   Mondi                                                  9,996              96
   Mondi                                                 24,990             247
   National Grid                                        212,823           3,187
   Next                                                  12,158             474
   Northern Foods                                       467,900             965
   Old Mutual                                           620,864           2,000
   Premier Foods                                         91,600             445
   Prudential                                           178,400           2,530
   Punch Taverns                                         59,890           1,328
   Reckitt Benckiser                                     29,890           1,627
   Reed Elsevier                                         95,030           1,147
   Reuters Group                                         92,800           1,196


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Rio Tinto                                             40,696   $       2,816
   Rolls-Royce Group, Cl B                            4,203,200               9
   Royal & Sun Alliance Insurance Group                 691,551           1,974
   Royal Bank of Scotland Group                       1,582,349          18,337
   SABMiller                                            169,397           4,647
   Scottish & Newcastle                                  41,429             517
   Scottish & Southern Energy                            61,885           1,770
   Segro +                                               40,415             446
   Severn Trent                                          18,100             498
   Shire                                                114,800           2,994
   Smith & Nephew                                       395,850           4,663
   Smiths Group*                                         42,010             836
   St Ives Group                                         81,800             360
   Stagecoach Group                                     114,542             513
   Standard Chartered                                    44,832           1,384
   Standard Life                                         32,000             194
   Stolt-Nielsen                                         33,700           1,077
   Tate & Lyle                                            3,919              45
   Taylor Woodrow                                       444,743           3,115
   TDG                                                  160,500             849
   Tesco                                                339,400           2,909
   Trinity Mirror                                        22,515             213
   Unilever                                              30,925             975
   United Utilities                                     124,159           1,733
   Vodafone Group                                     8,558,152          27,585
   Whitbread                                                  1              --
   Wolseley                                               9,000             189
   WPP Group                                             30,100             429
   Yell Group                                           146,038           1,329
                                                                  --------------
                                                                        243,658
                                                                  --------------
Total Common Stock
   (Cost $1,128,140) ($ Thousands)                                    1,372,100
                                                                  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 5.0%
   FHLMC (A) (H)
      5.249%, 11/09/07                             $      5,975           5,916
   FHLMC 15 Year TBA
      6.000%, 07/01/21                                      931             940
      6.000%, 07/01/21                                    1,899           1,919
      6.000%, 10/01/21                                    8,966           9,058
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
      5.000%, 08/01/35                                    7,575           1,973
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
      5.000%, 09/15/35                                    1,360             292
   FHLMC TBA
      6.000%, 09/01/21                                      924             934
      6.000%, 11/01/21                                    3,658           3,696
      6.000%, 05/01/22                                    1,925           1,945
   FNMA (H)
      5.326%, 11/02/07                                      150             149
      5.191%, 09/12/07                                       75              75
      5.188%, 09/19/07                                      250             249
   FNMA 15 Year TBA
      5.500%, 09/01/22                                   11,600          11,531
      5.000%, 09/15/22                                   28,000          27,339
   FNMA CMO STRIPS, Ser 10, Cl FD (D)
      5.855%, 09/25/07                                    1,468           1,467

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
      5.000%, 11/01/35                            $         491   $         119
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
      5.000%, 08/01/35                                    8,590           2,240
   FNMA CMO STRIPS, Ser 377, Cl 2, IO (A)
      5.000%, 10/01/36                                       16               4
   FNMA TBA
      5.500%, 01/01/21                                      869             864
      5.500%, 01/01/21 (A)                                  843             839
      5.500%, 02/01/21 (A)                                  854             849
   GNMA ARM
      6.500%, 09/30/07                                      419             422
      6.500%, 02/20/34                                      520             525
      6.500%, 05/20/34                                      583             587
      6.000%, 06/20/35 (I)                                  585             587
      5.500%, 07/20/35                                      344             347
      5.500%, 03/20/36 (I)                                  436             437
      5.500%, 06/20/36                                      752             753
      5.250%, 08/20/34                                      192             192
      5.000%, 02/20/36 (I)                                  270             270
      4.750%, 12/20/33                                    2,014           2,008
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $77,574) ($ Thousands)                                          78,526
                                                                  --------------
ASSET-BACKED SECURITIES -- 4.1%

MORTGAGE RELATED SECURITIES -- 4.1%
   ACE Securities, Ser 2003-NC1, Cl M (D)
      6.285%, 09/25/07                                      600             569
   ACE Securities, Ser 2003-OP1, Cl M1 (D)
      6.020%, 09/26/07                                      250             243
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (D)
      8.070%, 09/12/07                                      110              66
   American Home Mortgage
      Investment Trust, Ser 2004-3, Cl 2A (D)
      3.590%, 09/01/07                                    2,265           2,257
   American Home Mortgage
      Investment Trust, Ser 2005-1, Cl 6A (D)
      5.294%, 09/25/07                                    4,043           3,984
   American Home Mortgage
      Investment Trust, Ser 2005-4, Cl 5A (D)
      5.350%, 09/25/07                                    2,514           2,471
   American Home Mortgage
      Investment Trust, Ser 2006-1, Cl 2A3 (D)
      5.100%, 09/25/07                                    1,342           1,315
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
      6.670%, 09/25/07                                      380             344
   Argent Securities, Ser 2003-W5, Cl M1 (D)
      6.020%, 09/25/07                                      250             240
   Argent Securities, Ser 2003-W9, Cl M1 (D)
      6.010%, 09/26/07                                      343             332


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE5,
      Cl M1 (D)
      6.361%, 09/15/07                            $         456   $         396
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
      5.611%, 05/10/45                                      743             750
   Banc of America Funding, Ser 2006-A,
      Cl 2A2 (D)
      5.568%, 09/01/07                                      162             166
   Banc of America Mortgage
      Securities, Ser 2004-10, Cl 2A1
      5.000%, 12/25/19                                      613             595
   Basic Asset Backed Securities
      Trust, Ser 2006-1, Cl A1 (D)
      5.585%, 09/25/07                                    1,079           1,076
   Chase Funding Mortgage Loan,
      Ser 2004-2, Cl 1A3
      4.209%, 09/25/26                                      128             128
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (D)
      4.959%, 09/01/07                                      604             614
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (D)
      6.655%, 09/27/07                                      225             176
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (D)
      7.505%, 09/27/07                                      338             152
   Countrywide Alternative Loan Trust,
      Ser 2006-0A11, Cl M3 (D)
      5.935%, 09/30/07                                      456             445
   Countrywide Asset-Backed
      Certificates, Ser 2003-5, Cl MV2 (D)
      7.105%, 09/25/07                                      258             232
   Countrywide Asset-Backed
      Certificates, Ser 2005-15, Cl 1AF1 (D)
      5.460%, 09/25/07                                      313             313
   Countrywide Asset-Backed
      Certificates, Ser 2006-IM1, Cl A1 (D)
      5.410%, 09/27/07                                      176             176
   Countrywide Home Loans, Ser 2004-22,
      Cl A1 (D)
      5.088%, 09/01/07                                      549             545
   Countrywide Home Loans, Ser 2006-HYB1,
      Cl 1A1 (D)
      5.358%, 09/20/07                                      537             534
   Countrywide Home Loans, Ser 2006-HYB2,
      Cl 1A1 (D)
      5.030%, 09/20/07                                    1,513           1,513
   Credit Suisse Asset-Backed
      Mortgage Trust, Ser 2006-1, Cl A1B (D)
      5.725%, 09/26/07                                      400             400
   DLSA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M4 (D)
      6.278%, 09/19/07                                      221             181
   DSLA Mortgage Loan Trust, Ser 2004-AR4,
      Cl B1 (D)
      6.138%, 09/19/07                                      320             315
   DSLA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M5 (D)
      6.348%, 09/19/07                                      140             111

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   DSLA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M7 (D)
      7.288%, 09/19/07                            $         140   $         105
   Deutsche Alternatives Securities
      Mortgage Loan Trust, Ser 2006-AB3,
      Cl A1 (D)
      6.250%, 06/30/36                                      938             939
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (C) (D) (F)
      5.430%, 10/09/07                                    1,876           1,876
   First Franklin Mortgage Loan Asset,
      Ser 2004-FF10, Cl A2 (D)
      5.905%, 09/26/07                                       57              57
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (D)
      5.661%, 09/01/07                                    3,500           3,500
   First Horizon Mortgage Pass-
      Through Trust, Ser 2006-AR3, Cl 1A1 (D)
      5.691%, 09/01/07                                      745             743
   GS Mortgage Securities, Ser 2007-
      GG10, Cl A4 (D)
      5.993%, 08/10/45                                      100             101
   GSAA Home Equity NIM Trust, Ser 2006-2,
      Cl 2A1 (D)
      5.605%, 09/27/07                                    1,904           1,898
   GSAA Home Equity NIM Trust, Ser 2006-HE3N,
      Cl N1 (F)
      5.500%, 05/25/36                                       67               8
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR1, Cl M3 (D)
      6.075%, 09/27/07                                      300             237
   Home Equity Asset NIM Trust, Ser 2003-4,
      Cl M2 (D)
      7.720%, 09/25/07                                      355             342
   Home Equity Asset NIM Trust, Ser 2006-1N,
      Cl A (F)
      6.500%, 05/27/36                                       62              19
   Indymac Mortgage Loan Trust, Ser 2004-AR11,
      Cl 4A1 (D)
      5.790%, 09/01/07                                    1,605           1,604
   Indymac Mortgage Loan Trust, Ser 2004-AR6,
      Cl 1A (D)
      5.612%, 09/01/07                                      149             150
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl A4
      5.429%, 12/12/43                                      100              98
   Lehman Mortgage Trust, Ser 2006-4,
      Cl 4A1
      6.000%, 08/25/21                                    2,921           2,926
   Lehman XS Trust, Ser 2005-5N, Cl M4 (D)
      7.070%, 09/30/07                                      525             416
   Lehman XS Trust, Ser 2005-7N, Cl M51 (D)
      6.755%, 09/30/07                                      120             111
   Lehman XS Trust, Ser 2005-7N, Cl M71 (D)
      7.255%, 09/27/07                                      300             229
   Lehman XS Trust, Ser 2005-9N, Cl M4 (D)
      6.905%, 09/30/07                                      170             155
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 1A1 (D)
      5.306%, 09/01/07                                    1,660           1,680


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Master Adjustable Rate Mortgages,
      Ser 2004-6, Cl 2A1 (D)
      6.321%, 07/25/34                            $       1,800   $       1,809
   Master Adjustable Rate Mortgages,
      Ser 2005-2, Cl 3A1 (D)
      4.761%, 09/01/07                                      754             749
   Master Asset Backed Securities
      Trust, Ser 2006-AB1, Cl A1 (D)
      5.645%, 09/27/07                                    1,641           1,631
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-HE1, Cl M2 (D)
      7.155%, 09/25/07                                      105              91
   Merrill Lynch Mortgage Investors
      Trust, Ser 2005-HE2, Cl A2A (D)
      5.430%, 09/27/07                                       20              20
   Morgan Stanley, Ser 2003-NC10, Cl M1 (D)
      6.000%, 09/27/07                                      573             559
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (D)
      4.450%, 09/01/07                                      253             251
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (G)
      4.461%, 09/25/07                                      939             929
   Nomura Asset Acceptance, Ser 2004-R1,
      Cl A1 (F)
      6.500%, 03/25/34                                      338             347
   Nomura Asset Acceptance, Ser 2004-R2,
      Cl A1 (D) (F)
      6.500%, 10/25/34                                      406             415
   Nomura Asset Acceptance, Ser 2007-1,
      Cl 1A1A (G)
      5.995%, 09/09/07                                    1,297           1,297
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
      5.970%, 09/23/07                                      298             274
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (D) (F)
      7.820%, 09/27/07                                       60              33
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (D) (F)
      7.820%, 09/27/07                                      140              57
   Ownit Mortgage Loan, Ser 2006-1,
      Cl AF1 (G)
      5.424%, 12/25/36                                      911             896
   Residential Accredit Loans, Ser 2005-Q05,
      Cl M3 (D)
      6.305%, 09/25/07                                      398             340
   Residential Accredit Loans, Ser 2005-QA3,
      Cl NB2 (D)
      5.248%, 09/25/07                                    1,391           1,392
   Residential Accredit Loans, Ser 2006-Q01,
      Cl 2A3 (D)
      5.720%, 09/27/07                                      298             293
   Residential Asset Mortgage
      Products, Ser 2003-RS11, Cl MII1 (D)
      6.050%, 09/25/07                                       54              50
   Residential Asset Mortgage
      Products, Ser 2006-RZ1, Cl A1 (D)
      5.400%, 09/27/07                                    2,521           2,510
   Residential Asset Securities, Ser 2005-KS11,
      Cl AI1 (D)
      5.585%, 09/27/07                                      247             247

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Asset Securities,
      Ser 2006-EMX2, Cl A1 (D)
      5.585%, 09/27/07                            $         649   $         646
   Residential Asset Securities,
      Ser 2006-KS2, Cl A1 (D)
      5.575%, 09/27/07                                      694             693
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1 (D)
      5.274%, 09/25/07                                    1,411           1,403
   Resmae Mortgage Loan Trust, Ser 2006-1,
      Cl A2A (D) (F)
      5.420%, 09/25/07                                    1,007             999
   Resmae Mortgage Loan Trust, Ser 2006-1,
      Cl A2B (D) (F)
      5.655%, 09/25/07                                    1,400           1,371
   SB Finance NIM Trust, Ser 2006-KS4N,
      Cl N1 (F)
      7.500%, 06/25/36                                       66              47
   Sharps SP I LLC NIM Trust, Ser 2005-HE3N,
      Cl N (F)
      5.000%, 05/25/35                                       96               3
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-16 XS,
      Cl M2 (D)
      6.405%, 09/25/07                                      200             193
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2 (D)
      8.320%, 09/25/07                                      250             228
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4 (D) (F)
      5.735%, 09/25/07                                      127             127
   Structured Asset Investment Loan
      Trust, Ser 2005-8, Cl A2 (D)
      5.450%, 09/25/07                                       44              44
   Structured Asset Securities, Ser 2005-WF1,
      Cl A2 (D)
      5.705%, 09/25/07                                      116             116
   Terwin Mortgage Trust, Ser 2006-5,
      Cl 1A2A (D) (F)
      5.595%, 09/26/07                                    2,576           2,561
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 2A1 (D)
      4.500%, 06/25/36                                      377             370
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY4,
      Cl 1A1 (D)
      5.565%, 09/01/07                                    2,775           2,746
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl HY6 (D)
      5.707%, 06/25/37                                      954             944
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I, Cl B1 (D)
      5.496%, 09/01/07                                      171             172
                                                                  --------------
Total Asset-Backed Securities
   (Cost $66,096) ($ Thousands)                                          64,686
                                                                  --------------
CORPORATE OBLIGATIONS -- 0.7%

CONSUMER DISCRETIONARY -- 0.0%
   Time Warner
      6.875%, 05/01/12                                      425             445
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 0.1%
   Dominion Resources
      4.750%, 12/15/10                            $         285   $         279
   Exelon Generation
      6.950%, 06/15/11                                      425             443
   Weatherford International (F)
      5.950%, 06/15/12                                      175             178
                                                                  --------------
                                                                            900
                                                                  --------------
FINANCIALS -- 0.6%
   Capmark Financial Group (F)
      6.300%, 05/10/17                                       50              41
      5.875%, 05/10/12                                      100              89
   Cit Group
      5.000%, 02/13/14                                      565             494
   Discover Financial Services (F)
      6.450%, 06/12/17                                      100              99
   Genworth Financial
      5.750%, 06/15/14                                      310             312
      5.650%, 06/15/12                                      515             520
   HSBC Finance
      6.375%, 10/15/11                                      425             436
   Istar Financial +
      5.875%, 03/15/16                                      285             257
   Lehman Brothers Holdings MTN
      5.750%, 05/17/13                                      145             143
      5.500%, 04/04/16                                      280             262
   Merrill Lynch
      6.050%, 05/16/16                                      225             224
   Morgan Stanley
      4.750%, 04/01/14                                      425             397
   Morgan Stanley MTN, Ser G (D)
      5.660%, 10/04/07                                      420             407
   Prudential Financial MTN
      5.800%, 06/15/12                                      140             143
   Residential Capital
      6.875%, 06/30/15                                       75              57
      6.500%, 04/17/13                                      990             745
      6.000%, 02/22/11                                      200             151
   SLM EXL MTN (C) (D)
      5.621%, 09/17/07                                    2,752           2,752
   Shinsei Finance Cayman (D) (F)
      6.418%, 01/29/49                                      490             464
   Simon Property Group +
      5.750%, 12/01/15                                      285             280
      5.600%, 09/01/11                                      240             239
   Washington Mutual Preferred
      Funding (B) (D) (F)
      6.534%, 03/29/49                                      500             467
                                                                  --------------
                                                                          8,979
                                                                  --------------
INDUSTRIALS -- 0.0%
   Lafarge
      6.150%, 07/15/11                                      255             259
   US Steel
      5.650%, 06/01/13                                      105             103
                                                                  --------------
                                                                            362
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group
      5.350%, 02/27/12                                       80              79
                                                                  --------------
Total Corporate Obligations
   (Cost $11,191) ($ Thousands)                                          10,765
                                                                  --------------

--------------------------------------------------------------------------------
                                              Shares/Contracts/
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%

BRAZIL -- 0.2%
   Petroleo Brasileiro                                   33,100   $         885
   Usinas Siderurgicas de Minas
      Gerais, Cl A                                       29,000           1,725
                                                                  --------------
                                                                          2,610
                                                                  --------------
GERMANY -- 0.1%
   Porsche                                                  521             932
   Volkswagen                                               880             110
                                                                  --------------
                                                                          1,042
                                                                  --------------
ITALY -- 0.1%
   Istituto Finanziario Industriale                      43,100           1,493
   Unipol                                                33,069             105
                                                                  --------------
                                                                          1,598
                                                                  --------------
SOUTH KOREA -- 0.0%
   Samsung Electronics                                    1,400             656
                                                                  --------------
Total Preferred Stock
   (Cost $3,674) ($ Thousands)                                            5,906
                                                                  --------------
EQUITY LINKED WARRANT -- 0.3%

TAIWAN -- 0.3%
      HON HAI Precision Industry*                           702           5,210
                                                                  --------------
Total Equity Linked Warrant
   (Cost $3,325) ($ Thousands)                                            5,210
                                                                  --------------
PURCHASED OPTION -- 0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury
      Call, Expires 06/16/08, Strike
      Price $95.00*                                          28              42
                                                                  --------------
Total Purchased Options
   (Cost $12) ($ Thousands)                                                  42
                                                                  --------------
EXCHANGE TRADED FUND -- 0.0%
   iShares MSCI EAFE Index Fund*                            500              39
                                                                  --------------
Total Exchange Traded Fund
   (Cost $40) ($ Thousands)                                                  39
                                                                  --------------
CASH EQUIVALENT -- 9.5%

UNITED STATES -- 9.5%
   SEI Liquidity Fund, L.P., 5.510% ** ++ (C)       148,859,771         148,860
                                                                  --------------
Total Cash Equivalent
   (Cost $148,860) ($ Thousands)                                        148,860
                                                                  --------------
U.S. TREASURY OBLIGATIONS (E) -- 0.6%
   U.S. Treasury Bills (A)
      4.608%, 09/20/07                            $         450             449
      4.413%, 11/23/07                                    4,025           3,990


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                             ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
   U.S. Treasury Inflationary Index
      Notes (B)
        2.375%, 04/15/11                                  4,913   $       4,902
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $9,336) ($ Thousands)                                            9,341
                                                                  --------------
Total Investments -- 108.1%
   (Cost $1,448,248) ($ Thousands)+++                             $   1,695,475
                                                                  ==============
WRITTEN OPTION -- 0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury
      Call, Expires 06/16/08, Strike
      Price: $95.50                                         (28)            (24)
                                                                  --------------
Total Written Option
   (Premium received $(4)) ($ Thousands)                          $         (24)
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                    Number of                      Appreciation
                                    Contracts      Expiration    (Depreciation)
Type of Contract                  Long (Short)        Date        ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                          (57)          Mar-2008     $          (47)
90-Day Euro$                          (29)          Mar-2009                (20)
90-Day Euro$                          (40)          Mar-2010                (32)
90-Day Euro$                          (28)          Mar-2011                (25)
90-Day Euro$                            1           Mar-2012                 --
90-Day Euro$                           10           Jun-2008                 17
90-Day Euro$                           52           Jun-2009                 14
90-Day Euro$                         (137)          Jun-2010                (49)
90-Day Euro$                           10           Jun-2011                 (4)
90-Day Euro$                           (3)          Jun-2012                 (3)
90-Day Euro$                          (14)          Sep-2007                 15
90-Day Euro$                          (36)          Sep-2008                (29)
90-Day Euro$                           52           Sep-2009                 49
90-Day Euro$                          (44)          Sep-2010                (33)
90-Day Euro$                           12           Sep-2011                 (4)
90-Day Euro$                          (41)          Dec-2007                 19
90-Day Euro$                         (186)          Dec-2008               (140)
90-Day Euro$                          (41)          Dec-2009                (35)
90-Day Euro$                          (39)          Dec-2010                (31)
90-Day Euro$                            1           Dec-2011                 --
Amsterdam Index                        33           Sep-2007                161
CAC40 10 Euro                         163           Sep-2007                564
DAX Index                              51           Sep-2007               (226)
DJ Euro Stoxx 50 Index                325           Sep-2007               (360)
FTSE 100 Index                        318           Sep-2007             (1,624)
Hang Seng Index                        26           Sep-2007                 89
IBEX 35 Plus Index                     27           Sep-2007                 10
MSCI Sing Index                        25           Sep-2007                 14
Nikkei 225 Index                        5           Sep-2007                (23)
OMX Index                             242           Sep-2007                 88
S&P/MIB Index                          17           Sep-2007               (200)
SPI 200 Index                          89           Sep-2007               (216)
Topix Index                           155           Sep-2007             (1,865)
U.S. 2 Year Treasury Note              13           Dec-2007                  5
U.S. 5 Year Treasury Note              (3)          Dec-2007                 (1)
U.S. 10 Year Treasury Note            (21)          Sep-2007                (58)
U.S. 10 Year Treasury Note             (1)          Dec-2007                 --
U.S. Long Treasury Bond               (10)          Sep-2007                (27)
                                                                 ---------------
                                                                 $       (4,007)
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007


A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                   CURRENCY        CURRENCY        APPRECIATION
MATURITY                          TO DELIVER      TO RECEIVE     (DEPRECIATION)
DATE                             (THOUSANDS)      (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
9/21/07                        AUD      2,189   EUR      1,336   $           42
9/21/07                        AUD      2,706   GBP      1,128               75
9/21/07                        CAD     39,004   USD     36,483             (406)
9/21/07                        CHF     12,651   EUR      7,756               94
9/21/07                        EUR      4,507   AUD      7,444              (96)
9/21/07                        EUR      6,732   CHF     11,015              (53)
9/21/07                        EUR     28,081   USD     37,750             (557)
9/21/07                        GBP      3,309   AUD      8,016             (155)
9/21/07                        GBP      1,045   USD      2,112                4
9/21/07                        HKD     64,028   USD      8,207               (8)
9/21/07                        MXP    125,198   USD     11,144             (190)
9/21/07                        NOK     30,818   USD      5,165             (132)
9/21/07                        NZD      2,932   USD      1,981              (74)
9/21/07                        SGD     24,239   USD     15,809             (120)
9/21/07                        USD     10,156   CAD     10,810               68
9/21/07                        ZAR     23,909   USD      3,178             (150)
9/21/07-9/27/07                USD     16,274   AUD     20,466              364
9/21/07-9/27/07                USD    112,374   GBP     56,631            1,809
9/21/07-9/27/07                USD      8,842   SEK     61,386               81
9/21/07-1/22/08                AUD     12,826   JPY  1,212,000              164
9/21/07-1/22/08                GBP     16,749   JPY  3,893,000              264
9/21/07-1/23/08                USD     81,487   JPY  9,445,128              509
9/21/07-1/22/08                CHF     68,300   GBP     28,478              456
9/21/07-1/22/08                GBP     22,543   CHF     53,800             (548)
9/21/07-1/23/08                NZD     16,733   CHF     14,500              410
9/21/07-2/21/08                CHF     23,800   NZD     27,378             (761)
9/21/07-2/21/08                CHF     68,100   USD     56,563             (149)
9/21/07-2/21/08                JPY  1,926,000   AUD     20,199             (430)
9/21/07-2/21/08                JPY  4,826,000   GBP     20,721             (417)
9/21/07-2/21/08                JPY  5,810,000   USD     49,141           (1,490)
9/21/07-2/21/08                USD     80,059   CHF     96,259              (84)
9/27/07                        USD        873   DKK      4,786                4
9/27/07                        USD     39,692   EUR     29,239              203
9/27/07                        USD      1,925   HKD     15,024                3
9/27/07                        USD      1,051   NOK      6,168                9
9/27/07                        USD        171   NZD        241               (3)
9/27/07                        USD      1,333   SGD      2,022               (3)
                                                                 ---------------
                                                                 $       (1,267)
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

A summary of outstanding swap agreements held by the Fund at August 31, 2007, is as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL RETURN SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Delivers payment on the quarterly reset spread from Swiss Market Index plus 25 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bear Stearns)                       CHF       01/17/08         10,700   $         (254)

Delivers payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 35 basis points times the notional amount. Fund delivers payment if the return on the spread appreciates over the payment period and receives if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              10/31/07         15,000              (20)

Delivers payment on the monthly reset spread from Lehman - CMBS AAA 8.5 Plus
   Index plus 35 basis points times the notional amount. Fund delivers payment if the return on the spread appreciates over the payment period and receives if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                     10/31/07         11,000               72

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 30 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Merrill Lynch)                                01/31/08         15,000               30

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 50 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              02/28/08          9,000               --

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index minus 10 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              03/31/08         16,000               --

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              01/31/08         10,000               18


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 75 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                     01/31/08          4,000   $            4

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              09/28/07          5,000                6

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              09/28/07         12,000               23

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Goldman Sachs)                                10/31/07          5,000               10

Receive payment on the monthly reset spread from Bank of America - CMBS IG 10Yr
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              10/31/07          5,000               (8)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                               12/31/07          5,000              (33)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index plus 17.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              10/31/07          6,000              (35)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                     10/31/07          6,000   $          (35)

Delivers payment on the quarterly reset spread from MSCI EAFE Index minus
   20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bear Stearns)                                 03/23/08         16,017             (720)

Delivers payment on the quarterly reset spread from MSCI Japan Net Index plus
   20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Goldman Sachs)                                03/24/08         15,200             (623)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       (1,565)
==================================================================================================================================

                                                      CREDIT DEFAULT SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45            200   $          (29)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45          6,500           (1,264)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45          6,000           (1,159)

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45          3,550           (1,427)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               05/24/46            200   $          (14)

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               05/24/46          1,100                21

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Barclays Capital)                              05/24/46          1,100              (75)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               08/25/37            500             (218)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Barclays Capital)                              07/25/45          2,600             (898)

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           03/20/14            650               (1)

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13            750               (2)

Fund pays quarterly payment of 0.4400% (1.760% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750               (4)

Fund pays quarterly payment of 0.5500% (2.200% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750               (7)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2000% (0.800% per annum) times the notional amount of Campbell Soup Co., 4.875%, 10/01/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           06/20/14          1,075   $            4

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG., Series 7 Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11         13,800              (95)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            925              (11)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            600               (7)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750              (10)

Fund pays quarterly payment of 0.4450% (1.780% per annum) times the notional amount of Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750               (4)

Fund pays quarterly payment of 0.4250% (1.700% per annum) times the notional amount of Eastman Chemical Co., 7.600%, 02/01/27. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750               (3)

Fund pays quarterly payment of 1.1800% (4.720% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750              (10)

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13            750               (4)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.3700% (1.480% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13            750   $           (6)

Fund pays quarterly payment of 0.4750% (1.900% per annum) times the notional amount of Ltd. Brands, Inc., 6.125%, 12/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750                3

Fund pays quarterly payment of 0.7300% (2.920% per annum) times the notional amount of Masco Corp., 5.875%, 07/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13            750                3

Fund pays quarterly payment of 0.4750% (1.900% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750                5

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13            750               39

Fund pays quarterly payment of 0.2200% (0.880% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750               (1)

Fund pays quarterly payment of 0.1400% (0.560% per annum) times the notional amount of Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,600               --

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13            750               66

Fund pays quarterly payment of 0.3900% (1.760% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13            750              138


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1900% (0.760% per annum) times the notional amount of TJX Cos, Inc., 7.450%, 12/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750   $            1

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            750               (3)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bear Stearns)                                  07/25/45          1,875             (325)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bear Stearns)                                  07/25/45            900              (82)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   obligation. (Counterparty: JPMorgan Chase)                                            07/25/45            500              (70)

Fund pays quarterly payment of 0.3400% (1.360% per annum) times the notional amount of Agrium, Inc., 8.250%, 02/15/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750               (4)

Fund pays quarterly payment of 0.4600% (1.840% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750               (4)

Fund pays quarterly payment of 0.5500% (2.200% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750               (7)

Fund pays quarterly payment of 0.2150% (0.860% per annum) times the notional amount of Carnival Corp., 6.650%, 01/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            06/20/12            750                5


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2600% (1.040% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13            750   $            4

Fund pays quarterly payment of 1.1800% (4.720% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750              (10)

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Hasbro, Inc., 2.750%, 12/01/21. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750              136

Fund pays quarterly payment of 0.7700% (3.080% per annum) times the notional amount of Jones Apparel Group, Inc., 5.125%, 11/15/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750                9

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750               (3)

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13            750               66

Fund pays quarterly payment of 0.2800% (1.120% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13            750                2

Fund pays quarterly payment of 0.2200% (0.880% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750               (1)

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13            750               39


--------------------------------------------------------------------------------
       SEI Institutional Investments Trust / Quarterly  Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2000% (0.800% per annum) times the notional amount of PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750   $           --

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13            750              116

Fund pays quarterly payment of 0.2700% (1.080% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11            750                4

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Washington Mutual Co., 5.250%, 09/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            03/20/12            700               21

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 07/25/45          2,500             (437)

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 05/25/46            900               35

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 05/25/46            900               33

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 08/25/37            500             (237)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 08/25/37          1,000             (466)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 08/25/37          2,000   $         (879)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 07/25/45          2,600             (896)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11            650               (4)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG., Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11         13,800              (95)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          3,850              (26)

Fund pays quarterly payment of 0.4400% (1.760% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          1,500              (12)

Fund pays quarterly payment of 0.0625% (0.250% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/13            750                5

Fund pays quarterly payment of 0.1300% (0.520% per annum) times the notional amount of Lowe's Cos., 8.250%, 06/01/10. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11            750                3

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11            750               (3)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.9000% (3.600% per annum) times the notional amount of MDC Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11            750   $           11

Fund pays quarterly payment of 0.2800% (1.120% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/13            750                2

Fund pays quarterly payment of 0.6900% (2.760% per annum) times the notional amount of RR Donnelly & Sons Co., 4.950%, 04/01/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11            750              (11)

Fund pays quarterly payment of 0.2700% (1.080% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11            750                4

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             03/20/12            750                5

Fund pays quarterly payment of 0.3380% (1.352% per annum) times the notional amount of Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11            750               --

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Wachovia)                                      05/25/46            780               57

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Wachovia)                                      05/25/46            550               29

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       (7,958)
==================================================================================================================================


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2007


       Percentages are based on Net Assets of $1,569,056 ($ Thousands).

*      Non-Income Producing Security

**     Rate shown is the 7-day effective yield as of August 31, 2007.

+      Real Estate Investments Trust

++     Affiliated Security

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $145,516 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2007 was $153,488 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(E)    The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR    -- American Depositary Receipt
ARM    -- Adjustable Rate Mortgage
AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CHF    -- Swiss Franc
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
DKK    -- Danish Krone
EUR    -- Euro
EXL    -- Extendable Maturity
FDR    -- Fiduciary Depositary Receipt
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GDR    -- Global Depositary Receipt
GNMA   -- Government National Mortgage Association
HKD    -- Hong Kong Dollar
IO     -- Interest Only - face amount represents notional amount
JPY    -- Japanese Yen
LLC    -- Limited Liability Company
MTN    -- Medium Term Note
MXP    -- Mexican Peso
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
SDR    -- Swedish Depositary Receipt
SEK    -- Swedish Krona
Ser    -- Series
SGD    -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar
ZAR    -- South African Rand

       Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $1,448,248 ($ Thousands), and the unrealized appreciation and depreciation were $277,258 ($ Thousands) and $(30,031) ($ Thousands), respectively.

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 83.4%

ARGENTINA -- 0.0%
   MetroGas ADR*                                          6,800   $          32
   Perez Companc ADR                                     27,984             259
   Petrobas Energia Participaciones ADR                  18,516             172
   Telecom Argentina ADR, Ser B                          25,200             653
                                                                  --------------
                                                                          1,116
                                                                  --------------
AUSTRALIA -- 3.5%
   Adelaide Brighton                                     61,400             179
   Amcor                                                107,589             665
   AMP (B)                                              477,750           4,089
   Asciano Group (B)*                                    45,045             313
   Australia & New Zealand Banking Group                131,870           3,110
   Australian Infrastructure Fund                       282,500             781
   Australian Stock Exchange                              6,100             230
   BHP Billiton                                         230,761           7,213
   BlueScope Steel                                      201,900           1,753
   Boral                                                 16,200             104
   Brambles                                              65,335             730
   Brambles                                              66,540             747
   Centro Properties Group                               16,444             110
   Challenger Financial Services Group                  402,310           1,781
   Coca-Cola Amatil                                      15,394             119
   Commonwealth Bank of Australia                        32,500           1,458
   CSL                                                    5,656             452
   CSR                                                  220,400             603
   Downer EDI                                           124,852             658
   Felix Resources                                        5,600              22
   Flight Centre                                         43,900             697
   Foster's Group                                       111,800             575
   Goodman Fielder                                      839,327           1,775
   Incitec Pivot                                            300              16
   Independence Group                                     4,600              22
   ING Industrial Fund (B)                              191,990             419
   Insurance Australia Group                            122,600             502
   Jabiru Metals                                         24,800              25
   John Fairfax Holdings                                214,900             811
   Jubilee Mines                                         14,300             179
   Leighton Holdings                                     47,700           1,701
   Lend Lease                                            26,600             416
   Macquarie Airports (B)                             1,113,428           3,940
   Macquarie Bank (B)                                    16,746             999
   Macquarie Infrastructure Group                     1,246,205           3,346
   Metcash                                              287,200           1,112
   MFS                                                  181,000             667
   Minara Resources                                      34,200             163
   Mincor Resources                                       9,400              25
   Mirvac Group                                          24,436             107
   National Australia Bank (B)                          139,300           4,526
   Newcrest Mining                                       56,900           1,134
   OneSteel                                              32,000             158
   Orica                                                    900              21
   Origin Energy                                         50,300             408
   Pacific Brands                                     1,024,227           2,800
   PaperlinX                                            184,300             507
   Perilya                                                6,000              19
   Portman                                                7,551              58
   Qantas Airways (B)                                   279,034           1,267
   QBE Insurance Group (B)                              380,989          10,802
   Rio Tinto                                             10,500             799

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Sally Malay Mining                                     5,500   $          18
   Santos                                                30,800             332
   Seven Network                                         99,600             955
   Sims Group                                             7,542             172
   Sonic Healthcare                                       6,647              83
   Specialty Fashion Group                              305,200             422
   TABCORP Holdings                                      37,200             463
   Tattersall's                                         251,700             858
   Telstra (B)                                          304,040           1,081
   Telstra                                              919,700           2,170
   Toll Holdings (B)                                     39,887             441
   West Australian Newspapers Holdings                  126,500           1,580
   Westfield Group                                       56,695             965
   Westpac Banking                                      107,938           2,389
   Woolworths (B)                                       124,511           3,031
   WorleyParsons                                         52,392           1,645
   Zinifex                                              150,473           2,066
                                                                  --------------
                                                                         83,784
                                                                  --------------
AUSTRIA -- 0.4%
   Andritz                                                1,071              70
   Erste Bank der Oesterreichischen
      Sparkassen                                          8,400             609
   IMMOFINANZ                                            37,792             468
   OMV                                                   46,007           2,857
   Raiffeisen International Bank
      Holding (B)                                         4,769             689
   Telekom Austria                                       51,500           1,328
   Voestalpine                                           39,363           3,220
   Wienerberger                                           5,600             400
                                                                  --------------
                                                                          9,641
                                                                  --------------
BELGIUM -- 0.8%
   AGFA-Gevaert                                           9,603             201
   Barco                                                    570              54
   Belgacom                                              33,355           1,462
   Compagnie Maritime Belge                              27,400           1,797
   D'ieteren                                                 53              21
   Delhaize Group                                         7,100             695
   Dexia                                                 58,428           1,610
   Fortis                                               177,810           6,523
   Fortis (Netherlands Line)                             76,461           2,804
   Gimv                                                  10,000             658
   InBev                                                  9,554             784
   Solvay                                                 9,500           1,410
   UCB                                                    8,810             496
                                                                  --------------
                                                                         18,515
                                                                  --------------
BERMUDA -- 0.0%
   Frontline*                                            25,700           1,203
                                                                  --------------
BRAZIL -- 1.0%
   Acos Villares                                        754,000             304
   Banco Bradesco ADR (B)                               142,399           3,514
   Banco do Brasil                                       54,000             793
   Banco Nossa Caixa                                     25,300             387
   Cia de Saneamento Basico do
      Estado de Sao Paulo                                49,560           1,222
   Cia Petroquimica do Sul                               20,500             389
   Cia Vale do Rio Doce ADR                              98,995           4,883
   Gerdau ADR (B)                                        53,325           1,282
   Localiza Rent A Car                                   87,900             876
   Lojas Renner                                          59,300           1,029


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Natura Cosmeticos                                    143,600   $       1,564
   Petroleo Brasileiro ADR                                6,048             374
   Petroquimica Uniao                                    27,600             226
   Santos-Brasil                                         65,276             891
   Tim Participacoes ADR (B)                             94,657           3,342
   Uniao de Bancos Brasileiros                            5,000              56
   Uniao de Bancos Brasileiros GDR                       36,430           4,065
                                                                  --------------
                                                                         25,197
                                                                  --------------
CANADA -- 4.7%
   Agrium                                                 2,997             137
   Alcan                                                  7,900             778
   Aspreva Pharmaceuticals                                3,900              75
   Atco                                                   6,500             345
   Axcan Pharma                                           4,300              83
   Bank of Montreal                                      40,600           2,493
   Bank of Nova Scotia                                  102,481           5,061
   Barrick Gold (CAD)                                    64,500           2,093
   Barrick Gold                                         118,800           3,864
   Biovail                                               20,859             367
   BPO Properties                                         2,300             147
   Breakwater Resources                                 208,300             545
   CAE                                                   79,400           1,024
   Cameco                                                76,969           3,103
   Canaccord Capital                                     25,700             421
   Canadian Imperial Bank of Commerce                    39,900           3,610
   Canadian Natural Resources                            53,510           3,652
   Canadian Pacific Railway                               2,100             147
   Canadian Utilities                                    11,900             547
   Canetic Resources Trust                                  190               3
   Cascades                                              11,000             105
   Celestica                                             10,700              64
   CGI Group, Cl A                                      400,430           4,429
   CI Financial Income Fund                               9,740             234
   Cogeco                                                 1,900              69
   Cognos                                                31,500           1,261
   Dorel Industries, Cl B                                31,217             920
   Dundee                                                 1,500              27
   Eastern Platinum                                     640,650           1,387
   EnCana                                                95,400           5,581
   Finning International                                 72,800           2,123
   Fording Canadian Coal Trust                           17,100             563
   George Weston                                         15,900           1,076
   Gerdau Ameristeel                                     29,300             341
   Gildan Activewear                                     13,500             437
   Goldcorp                                               5,490             129
   Husky Energy                                          51,620           1,891
   Industrial Alliance Insurance and
      Financial Services                                  8,900             330
   Inmet Mining                                           5,400             435
   Kinross Gold                                           9,960             122
   Laurentian Bank                                        2,300              81
   Legacy Hotels +                                        2,890              34
   Linamar                                                7,800             189
   Magna International, Cl A                             16,100           1,443
   Manulife Financial                                    40,000           1,546
   Methanex                                              26,910             602
   MI Developments, Class A                               4,700             149
   National Bank of Canada                               24,000           1,246
   Nexen                                                 61,080           1,705
   Nortel Networks                                       16,080             281
   Northbridge Financial                                  2,300              75
   Nova Chemicals                                        39,300           1,430
   Open Text                                             12,700             315
   Oppenheimer Holdings, Cl A                             1,500              69
   PAN American Silver                                    2,800              70

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Petro-Canada                                          63,300   $       3,223
   Pinetree Capital                                     100,300             387
   Potash Saskatchewan                                   90,600           8,015
   Power Corp of Canada                                  76,500           2,929
   Power Financial                                       24,700             957
   PrimeWest Energy Trust                                 4,200              86
   QLT                                                    8,400              49
   Research In Motion                                    77,790           6,644
   Research In Motion                                    61,100           5,210
   Rogers Communications, Cl B                          151,440           6,869
   Rothmans                                               7,600             162
   Royal Bank of Canada                                  71,480           3,672
   Saputo                                                 2,200             106
   Savanna Energy Services                                  100               2
   Sherritt International                               104,000           1,568
   Shoppers Drug Mart                                    28,700           1,445
   Sierra Wireless                                        2,900              66
   Sino-Forest, Cl A                                     46,300             788
   Sun Life Financial                                    79,505           3,817
   Suncor Energy                                         13,600           1,216
   Teck Cominco, Cl B                                    90,300           3,841
   TELUS                                                 30,935           1,600
   Tesco                                                  3,000              82
   Toronto-Dominion Bank                                 16,600           1,134
   Transcontinental                                       7,340             140
   Yamana Gold                                           18,600             206
   Yellow Pages Income Fund                              58,500             754
                                                                  --------------
                                                                        114,222
                                                                  --------------
CHILE -- 0.2%
   Administradora de Fondos de
   Pensiones Provida ADR                                  6,000             215
   Cervecerias Unidas ADR                                 8,100             294
   Cia Cervecerias Unidas ADR                             5,500             199
   Embotelladora Andina ADR                                 600              12
   Empresa Nacional de Electricidad
      ADR                                                43,600           1,935
   Enersis ADR                                           67,500           1,214
   Lan Airlines ADR                                      56,700             910
                                                                  --------------
                                                                          4,779
                                                                  --------------
CHINA -- 1.6%
   Anhui Expressway                                     432,000             366
   Bank of China                                      2,600,000           1,337
   Bengang Steel Plates, Cl B                           679,900             773
   China Construction Bank                            2,358,000           1,975
   China International Marine
      Containers                                        131,400             287
   China Life Insurance                                 900,000           4,346
   China Oilfield Services                              112,000             215
   China Petroleum & Chemical, Cl H                   4,076,000           4,444
   China Shipping Container Lines                     1,021,450             787
   China Shipping Development                         1,538,000           4,646
   China Telecom                                      2,432,000           1,401
   Dongfeng Motor Group                                 745,000             482
   Great Wall Motor                                     169,000             206
   Great Wall Technology                                 60,000              24
   Guangdong Electric Power
      Development                                       247,600             245
   Hangzhou Steam Turbine                                98,000             251
   Harbin Power Equipment                               312,000             677
   Huadian Power International                          432,000             249
   Huaneng Power International                          342,000             393
   Industrial & Commercial Bank of
      China, Cl H (B)                                   912,000             594
   Jiangxi Copper                                        99,000             229


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Jianling Motors, Cl B                                 12,100   $          17
   Lenovo Group                                       1,074,000             712
   PetroChina, Cl H                                   4,952,000           7,241
   PICC Property & Casualty                              84,000             106
   Semiconductor Manufacturing
      International                                     709,000              83
   Shanghai Electric Group                            1,077,000             689
   Sinotrans*                                           574,000             315
   Weiqiao Textile                                      148,000             328
   Yanzhou Coal Mining                                2,750,000           4,839
   Zhejiang Expressway                                  500,000             666
                                                                  --------------
                                                                         38,923
                                                                  --------------
COLOMBIA -- 0.1%
   BanColombia ADR                                       78,951           2,588
                                                                  --------------
CYPRUS -- 0.1%
   Marfin Popular Bank                                  202,300           2,725
                                                                  --------------
CZECH REPUBLIC -- 0.2%
   CEZ                                                   52,519           2,783
   Telefonica O2 Czech Republic                          11,000             328
   Unipetrol*                                            46,000             638
                                                                  --------------
                                                                          3,749
                                                                  --------------
DENMARK -- 0.7%
   AP Moeller - Maersk, A Shares                            127           1,641
   AP Moeller - Maersk, B Shares                            417           5,456
   Carlsberg, Cl B                                        7,100             956
   Danske Bank                                           79,146           3,252
   East Asiatic                                           7,125             480
   H Lundbeck                                            13,425             316
   Novo-Nordisk, Cl B                                    21,100           2,348
   Schouw                                                 3,700             350
   Sydbank                                                2,200             101
   Vestas Wind Systems*                                  22,300           1,510
                                                                  --------------
                                                                         16,410
                                                                  --------------
EGYPT -- 0.0%
   Egyptian International
      Pharmaceutical Industrial                          18,370              94
   Mobinil-Egyptian Mobile Services                       5,893             189
   Paints & Chemical Industry                             8,000              83
   Suez Cement                                            2,000              20
                                                                  --------------
                                                                            386
                                                                  --------------
FINLAND -- 1.0%
   Elisa, Cl A                                            7,280             203
   Kemira                                                13,600             328
   Kemira GrowHow                                        76,200           1,246
   Konecranes                                             6,150             234
   Metso                                                 22,100           1,417
   Neste Oil                                             25,316             876
   Nokia                                                322,034          10,611
   Nokian Renkaat                                        15,400             542
   OKO Bank, Cl A                                        26,233             522
   Outokumpu                                             37,185           1,125
   Rautaruukki                                           11,000             599
   Sampo, Cl A                                           63,218           1,809
   Stora Enso, Cl R (B)                                 114,400           2,040
   UPM-Kymmene                                           45,200           1,025
   Wartsila, Cl B                                         7,800             485
   YIT                                                    1,874              57
                                                                  --------------
                                                                         23,119
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
FRANCE -- 6.3%
   Accor                                                 12,975   $       1,115
   Air France-KLM                                        72,672           3,011
   Air Liquide                                           13,700           1,747
   Alcatel                                               62,600             685
   Alstom                                                 3,731             675
   Arkema                                                 6,300             392
   Atos Origin*                                           5,100             287
   AXA (B)                                               91,564           3,671
   BNP Paribas                                          119,888          12,653
   Bouygues                                              46,821           3,690
   Capgemini                                             12,000             777
   Carrefour                                             15,300           1,071
   Casino Guichard Perrachon (B)                          7,238             740
   Christian Dior                                         9,800           1,197
   Cie de Saint-Gobain                                   36,229           3,944
   Ciments Francais                                       3,780             788
   Club Mediterranee*                                     2,765             190
   CNP Assurances                                         9,476           1,211
   Compagnie Generale des
   Etablissements Michelin, Cl B                         32,100           4,047
   Credit Agricole                                      144,988           5,475
   Dassault Systemes                                     15,948             938
   Financiere de L'Odet                                     600             248
   France Telecom (B)                                   272,540           8,226
   Groupe Danone*                                        23,016           1,754
   Havas                                                 30,000             166
   L'Oreal (B)                                           22,305           2,614
   Lafarge                                               25,656           3,987
   Lagardere S.C.A.                                      34,037           2,780
   Natixis                                                4,496              96
   Nexity                                                   531              35
   PagesJaunes Groupe                                    12,870             261
   Peugeot                                               63,911           5,445
   Publicis Groupe                                        9,400             407
   Renault                                               55,887           7,544
   Rhodia (B)                                            93,146           3,832
   Safran (B)                                            58,143           1,374
   Sanofi-Aventis                                       160,501          13,111
   Schneider Electric                                    20,508           2,726
   SCOR                                                  20,741             508
   Sequana Capital                                          334              11
   Societe Fonciere Financiere et de
      Participations                                         98              16
   Societe Generale                                      45,108           7,279
   Sodexho Alliance                                       9,100             600
   Suez                                                   2,466             140
   Technip                                                6,600             527
   Thales                                                15,792             897
   Thomson                                               33,000             542
   Total (B)                                            234,677          17,676
   Unibail                                                3,700             892
   Vallourec                                             15,215           4,074
   Veolia Environnement                                  25,465           1,954
   Vinci                                                 95,430           6,796
   Vivendi                                              191,912           7,851
                                                                  --------------
                                                                        152,673
                                                                  --------------
GERMANY -- 6.5%
   Allianz                                              101,899          21,854
   Altana                                                   421              10
   BASF                                                  61,858           8,191
   Bayer                                                164,329          12,975
   Bayerische Motoren Werke                             100,656           6,124
   Commerzbank                                          101,566           4,166
   Continental (B)                                       18,072           2,351


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   DaimlerChrysler                                      131,340   $      11,670
   Deutsche Bank                                         98,932          12,223
   Deutsche Beteiligungs                                 24,900             883
   Deutsche Boerse                                       12,500           1,380
   Deutsche Lufthansa                                   118,234           3,452
   Deutsche Telekom                                     118,000           2,194
   E.ON                                                  82,540          13,857
   Fresenius Medical Care                                97,750           4,805
   Heidelberger Druckmaschinen                              743              34
   Hochtief                                               8,800             883
   Hypo Real Estate Holding (B)                          23,819           1,309
   Infineon Technologies*                               325,350           5,065
   Lanxess                                                8,100             406
   MAN                                                    2,325             334
   MTU Aero Engines Holding                                 543              35
   Muenchener Rueckversicherungs                         41,090           7,102
   Norddeutsche Affinerie                                44,900           1,967
   Rheinmetall                                            4,850             403
   RWE                                                   34,489           3,881
   Salzgitter                                            22,327           4,413
   SAP                                                   30,180           1,626
   Siemens                                              101,310          12,732
   Software                                               8,600             858
   ThyssenKrupp                                          75,301           4,404
   TUI                                                   45,800           1,189
   Volkswagen                                            16,459           3,402
   Vossloh                                               14,700           1,586
   Wincor Nixdorf                                         2,465             212
                                                                  --------------
                                                                        157,976
                                                                  --------------
GREECE -- 0.1%
   Coca Cola Hellenic Bottling                            4,540             216
   Cosmote Mobile Communications                          7,530             234
   Hellenic Telecommunications
      Organization                                       27,100             887
   OPAP                                                   8,041             295
   Public Power                                          11,000             343
                                                                  --------------
                                                                          1,975
                                                                  --------------
HONG KONG -- 2.5%
   Allied Properties*                                   560,000             116
   Bank of East Asia                                    225,500           1,258
   BOC Hong Kong Holdings                               367,600             883
   Cheung Kong Holdings                                 247,500           3,641
   China Everbright                                     258,000             807
   China Merchants Bank                                  83,233             313
   China Mobile                                       1,639,800          22,294
   China Mobile ADR*                                      1,200              81
   China Netcom Group                                   266,000             643
   China Oriental Group                                 238,000             120
   China Resources Logic                              1,112,000             148
   China State Construction
      International Holdings                            182,000             258
   China Unicom                                          36,000              67
   Chinese Estates Holdings                             292,700             429
   Chow Sang Sang Holdings                               78,000              86
   CITIC International Financial
      Holdings                                          815,000             662
   CLP Holdings                                         175,800           1,212
   Cosco Pacific                                      1,118,000           3,104
   Dairy Farm International Holdings                     18,000              78
   Digital China Holdings                               670,000             327
   Esprit Holdings                                       52,100             758
   Great Eagle Holdings                                 233,600             739
   Guangzhou Investment                               1,564,000             433
   Guoco Group                                           18,000             242

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Hang Lung Group                                       43,000   $         205
   Hang Lung Properties                                 190,200             696
   Henderson Land Development                            64,000             444
   Hong Kong & China Gas (B)                            271,400             627
   Hong Kong Exchanges and Clearing                       1,000              18
   Hongkong & Shanghai Hotels                           376,900             590
   Hongkong Chinese                                     236,000              49
   HongKong Electric Holdings                           392,500           1,968
   Hopewell Holdings                                    332,700           1,585
   Hopson Development Holdings                          144,000             481
   Hutchison Whampoa                                     80,700             803
   Industrial and Commercial Bank of
      China Asia                                        279,000             666
   Jardine Strategic Holdings                             3,000              42
   Kerry Properties (B)                                  80,000             592
   Li & Fung (B)                                        223,400             828
   MTR                                                  541,600           1,318
   New World China Land                                 114,400             113
   New World Development                                445,000           1,063
   Orient Overseas International                        116,500           1,262
   Pacific Century Premium
      Developments                                      314,000              91
   Shanghai Industrial Holdings                          80,000             350
   Shenzhen Investment                                  354,000             291
   Shenzhou International Group
      Holdings                                          196,000             100
   Silver Grant International                           182,000              44
   Sino Land (B)                                        432,423           1,012
   Sinolink Worldwide Holdings                          430,000             128
   Swire Pacific, Cl A                                  220,400           2,437
   Transport International Holdings                      27,600             150
   Truly International Holdings                           8,000              15
   Vtech Holdings                                        61,400             465
   Wharf Holdings                                       382,600           1,575
   Wheelock                                             299,400             785
   Wing On International                                 38,000              61
   Yue Yuen Industrial Holdings                          51,000             154
                                                                  --------------
                                                                         59,707
                                                                  --------------
HUNGARY -- 0.2%
   Danubius Hotel and Spa                                 3,367             175
   Magyar Telekom                                       210,000           1,053
   MOL Hungarian Oil & Gas                                5,400             774
   OTP Bank                                              61,728           3,119
   Raba Automotive Holding                                6,000              77
   Tiszai Vegyi Kombinat                                  6,600             273
                                                                  --------------
                                                                          5,471
                                                                  --------------
INDIA -- 1.2%
   Bank of India                                        118,400             712
   Bharat Electronics                                    11,320             470
   Bharti Televentures                                  173,836           3,741
   Birla                                                 20,000             142
   CESC                                                  17,280             197
   Dalmia Cement                                          1,600              14
   Essar Steel                                          132,110             129
   GAIL India                                            19,350             147
   Grasim Industries                                      6,390             461
   Gujarat Narmada Valley Fertilizers                   100,735             318
   Gujarat State Fertilisers                             45,801             254
   Hindalco Industries                                  148,740             575
   Hindustan Zinc                                        53,300             940
   Indian Overseas Bank                                  65,400             196
   Indian Petrochemicals                                  2,970              28
   Infosys Technologies                                  61,705           2,800
   Jindal Stainless                                      42,780             172


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Jindal Steel & Power                                   5,300   $         510
   JSW Steel                                             16,810             265
   Kesoran Industries                                    20,900             243
   Larsen & Toubro                                       24,594           1,554
   Madras Cement                                          2,310             204
   Mahindra & Mahindra                                   10,622             184
   Maruti Udyog                                          25,230             536
   National Aluminium                                    53,870             342
   Oil & Natural Gas                                     55,500           1,167
   Sesa GOA                                               2,593             123
   Siemens India                                        107,631           3,374
   State Bank of India GDR                                9,020             830
   Steel Authority of India                             429,070           1,768
   Sterlite Industries India                             59,790             923
   Tata Consultancy Services                              6,790             177
   Tata Motors                                           46,680             801
   Tata Steel                                           238,118           4,018
   UCO Bank                                              41,180              32
   Zee Entertainment Enterprises                        131,609             997
                                                                  --------------
                                                                         29,344
                                                                  --------------
INDONESIA -- 0.3%
   Bank Central Asia                                  1,041,000             665
   Bank Mandiri Persero*                              1,405,000             486
   Bank Rakyat Indonesia                              2,194,500           1,460
   HM Sampoerna                                         163,000             232
   International Nickel Indonesia                       101,000             580
   Telekomunikasi Indonesia                           2,970,300           3,432
   Timah                                                128,000             168
                                                                  --------------
                                                                          7,023
                                                                  --------------
IRELAND -- 0.3%
   Allied Irish Banks                                    56,000           1,431
   Bank of Ireland                                        4,601              85
   CRH                                                   89,903           3,897
   DCC                                                   31,023             821
   Depfa Bank                                            39,800             755
   Irish Life & Permanent                                22,300             555
   Kerry Group, Cl A                                      9,977             243
                                                                  --------------
                                                                          7,787
                                                                  --------------
ISRAEL -- 0.6%
   Bank Hapoalim                                        725,112           3,462
   Bank Leumi Le-Israel                                 287,000           1,123
   Bezeq Israeli Telecommunication                    1,062,823           1,697
   Delek Group                                            2,700             610
   First International Bank of Israel                    26,000             309
   Teva Pharmaceutical Industries                        16,800             723
   Teva Pharmaceutical Industries ADR                   129,240           5,557
   Union Bank of Israel                                  18,000              82
                                                                  --------------
                                                                         13,563
                                                                  --------------
ITALY -- 2.3%
   Aedes                                                 55,500             370
   AEM                                                  340,600           1,241
   Arnoldo Mondadori Editore                              2,262              21
   Autostrade                                           163,650           5,459
   Banca Intesa                                         271,021           2,043
   Banca Popolare di Milano                               4,267              62
   Banco Popolare (B)                                    27,210             681
   Beni Stabili                                       1,190,200           1,473
   Buzzi Unicem                                          36,100           1,036
   Cementir                                              42,624             538
   Danieli                                               21,400             671

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Ducati Motor Holding                                 692,300   $       2,003
   Edison                                               102,267             305
   Enel                                                 293,285           3,031
   ENI (B)                                              290,788          10,061
   Fiat (B)                                             287,594           7,645
   Fiat RNC                                              71,220           1,622
   Fondiaria-Sai                                         16,300             766
   IFIL - Investments                                   569,400           5,554
   Immobiliare Grande Distribuzione                     108,300             477
   Immobiliare Lombarda                                 178,951              51
   IMMSI                                                254,500             696
   Indesit                                               39,000             806
   Iride                                                  7,693              28
   Italcementi                                           53,353           1,320
   Italmobiliare                                          6,536             839
   KME Group                                            124,967             332
   Lottomatica                                            7,678             276
   MARR                                                  47,600             492
   Pirelli & C                                           10,843              12
   Snam Rete Gas                                         67,500             398
   Telecom Italia                                       728,000           2,067
   Telecom Italia RNC                                   418,048             938
   UniCredito Italiano                                  362,854           3,111
                                                                  --------------
                                                                         56,425
                                                                  --------------
JAPAN -- 13.1%
   Advantest (B)                                          8,300             305
   Aeon                                                 181,600           2,478
   Aichi Bank                                               900              90
   Aida Engineering                                       1,000               6
   Aioi Insurance                                        81,000             454
   Aisin Seiki                                           59,000           2,224
   All Nippon Airways                                    71,000             283
   Alpen                                                  4,300              65
   Alps Electric                                         14,200             167
   Amada                                                 87,100             943
   AOC Holdings                                          40,400             591
   Aoyama Trading                                        26,900             726
   Asahi Breweries                                       48,700             721
   Asahi Glass                                           90,000           1,127
   Asahi Kasei                                          113,000             848
   Astellas Pharma                                       32,200           1,492
   Atsugi                                               758,400           1,040
   Autobacs Seven                                        27,800             734
   Bank of Kyoto                                         79,400             946
   Bank of the Ryukyus                                   43,500             696
   BML                                                    1,000              15
   Bosch                                                 21,000             101
   Bridgestone                                           81,800           1,637
   Canon                                                105,000           5,997
   Canon Finetech                                         3,700              65
   Casio Computer                                         8,800             134
   Cawachi                                                1,800              50
   Chiyoda                                                3,000              50
   Chudenko*                                              6,300             106
   Chugoku Electric Power                                19,300             383
   Citizen Watch (B)                                     74,000             688
   CMK                                                  116,300           1,202
   Coca-Cola West Holdings (B)                           19,300             427
   COMSYS Holdings                                       52,000             582
   Cosmo Oil                                            330,400           1,499
   Cosmos Initia                                         10,000              47
   Daicel Chemical Industries                            30,000             212
   Daido Steel                                           12,000             100
   Daiei*                                                 4,050              30
   Dainippon Ink and Chemicals                           61,000             252
   Dainippon Screen Manufacturing                        27,000             189


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Dainippon Sumitomo Pharma                             35,000   $         332
   Daishi Bank                                           23,000              95
   Daito Trust Construction                              10,200             481
   Daiwa House Industry                                  25,000             331
   Denso                                                  4,000             140
   East Japan Railway                                       184           1,465
   EDION                                                 55,600             589
   Eighteenth Bank                                       16,000              59
   Fanuc                                                 31,000           3,014
   Fields                                                     4               5
   Fuji Electric Holdings                                28,000             121
   Fuji Fire & Marine Insurance                          48,000             167
   Fuji Heavy Industries                                 77,000             323
   Fuji Machine Manufacturing                             3,400              75
   FUJIFILM Holdings                                     80,700           3,509
   Fujikura                                              34,000             202
   Fujitsu                                              518,000           3,535
   Fukuda Denshi                                          2,000              63
   Fukuyama Transporting                                138,100             642
   Futaba                                                 4,500             100
   Gunma Bank                                           229,800           1,592
   Gunze                                                136,200             684
   Hakuhodo DY Holdings                                   3,140             218
   Hankyu Holdings                                       98,000             497
   Heiwa                                                 12,400             148
   Hirose Electric                                        2,200             265
   HIS                                                    2,400              61
   Hitachi                                              219,900           1,419
   Hitachi Cable                                        103,000             601
   Hitachi Capital                                       10,900             137
   Hitachi Construction Machinery                        14,100             496
   Hitachi Kokusai Electric                               8,000             102
   Hitachi Maxwell                                       10,200             110
   Hitachi Transport System                                 100               1
   Hokkaido Electric Power                               14,100             319
   Honda Motor                                          194,100           6,397
   Hoya                                                  58,900           2,043
   Hyakugo Bank                                          18,000             109
   Idemitsu Kosan                                        14,200           1,553
   Ines                                                  75,300             543
   Inpex Holdings                                           201           1,838
   Isuzu Motors (B)                                     330,000           1,794
   Itochu                                               203,000           2,200
   Japan Digital Laboratory                               2,000              26
   Japan Steel Works                                    422,510           6,255
   Japan Tobacco                                          1,019           5,653
   JFE Holdings                                          90,300           5,889
   JGC                                                   49,000             862
   Joshin Denki                                          67,100             463
   Joyo Bank                                             17,000              93
   JS Group                                              12,900             256
   Kagoshima Bank                                        10,000              72
   Kamigumi                                              35,000             300
   Kaneka                                                37,000             300
   Kansai Electric Power                                 39,500             922
   Kato Sangyo                                            1,300              16
   Katokichi                                             11,500              54
   Kawasaki Heavy Industries                             84,000             330
   Kawasaki Kisen Kaisha                                 43,000             555
   KDDI                                                     398           3,073
   Keyence                                                3,800             842
   Kinden                                                16,000             137
   Kirin Brewery                                         48,000             598
   Kobe Steel                                           168,000             612
   Komatsu                                               62,700           1,931
   Komori                                                20,000             471
   Kumagai Gumi                                         245,200             402
   Kuraray                                               19,500             256

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Kyocera                                               42,500   $       3,886
   Kyowa Hakko Kogyo                                     32,000             310
   Kyushu Electric Power                                 84,600           2,255
   Leopalace21                                           16,500             510
   Maeda Road Construction                                7,000              61
   Marubeni                                              63,000             514
   Matsushita Electric Industrial                        98,000           1,708
   Matsushita Electric Works                             33,000             403
   Mazda Motor                                            7,000              35
   Millea Holdings                                       71,600           2,767
   Mitsubishi                                           277,600           7,807
   Mitsubishi Chemical Holdings                         375,500           3,512
   Mitsubishi Estate                                    272,900           7,298
   Mitsubishi Heavy Industries                          176,100           1,077
   Mitsubishi Materials                                  84,000             467
   Mitsubishi Paper Mills                               343,800             715
   Mitsubishi UFJ Financial Group                           846           8,106
   Mitsubishi UFJ Securities                             38,000             368
   Mitsui                                               214,900           4,468
   Mitsui Chemicals                                     273,000           2,478
   Mitsui Mining & Smelting                              47,000             191
   Mitsui OSK Lines                                     316,000           4,651
   Mitsui Sumitomo Insurance                            134,400           1,514
   Mizuho Financial Group                                   662           4,186
   Mochida Pharmaceutical*                               14,000             129
   Murata Manufacturing                                  10,100             708
   Namco Bandai Holdings                                  4,100              59
   NEC                                                  153,000             722
   NGK Insulators*                                        6,000             198
   Nichicon                                              66,000             864
   Nikon                                                 24,000             750
   Nintendo                                              23,345          10,815
   Nippo                                                 89,500             706
   Nippon Beet Sugar Manufacturing                      183,700             441
   Nippon Electric Glass                                 39,600             573
   Nippon Konpo Unyu Soko                                77,400           1,118
   Nippon Mining Holdings                               438,600           3,962
   Nippon Oil                                           185,000           1,559
   Nippon Sharyo                                        246,200             512
   Nippon Shokubai                                       14,000             124
   Nippon Steel                                         313,000           2,193
   Nippon Telegraph & Telephone                           1,227           5,695
   Nippon Television Network*                               170              23
   Nippon Yusen KK (B)                                  187,000           1,847
   Nissan Motor                                         624,000           5,997
   Nissan Shatai                                         13,000              79
   Nisshin Steel                                         58,000             232
   Nisshinbo Industries                                 101,200           1,241
   Nitto Kogyo                                            4,500              64
   Nomura Holdings                                       18,000             318
   NSK                                                   48,000             412
   NTT Data                                                 201             971
   NTT DoCoMo                                             1,194           1,823
   NTT Urban Development                                     70             126
   Obayashi                                              64,000             330
   Odakyu Electric Railway (B)                           38,200             233
   Oki Electric Industry (B)                            202,000             361
   Okumura                                              135,900             760
   Omron                                                 25,200             667
   Onward Kashiyama                                      35,000             413
   ORIX                                                  28,230           6,042
   Osaka Gas                                             34,000             126
   Rakuten                                                  689             255
   Rengo                                                 48,000             299
   Ricoh                                                 34,000             751
   Riso Kagaku                                            2,200              43
   Rohm                                                  11,100             987
   Royal Holdings                                         3,000              36


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Sankyo                                                 8,900   $         367
   Sanwa Shutter                                         36,000             211
   Sega Sammy Holdings                                   28,400             431
   Seikagaku                                              1,900              23
   Seiko Epson                                           22,100             576
   Seino Transportation                                  54,000             533
   Sekisui Chemical                                     185,000           1,369
   Sekisui House (B)                                    142,000           1,842
   SFCG                                                   5,000             697
   Sharp                                                157,000           2,729
   Shiga Bank                                             9,000              59
   Shin-Etsu Chemical                                    23,300           1,684
   Shinsei Bank                                         140,000             467
   Shiseido                                               7,000             146
   Showa Shell Sekiyu                                    84,900           1,030
   Sintokogio                                             4,700              65
   SMC                                                   12,500           1,656
   Softbank (B)                                         296,600           5,693
   Sojitz                                               128,400             536
   Sony                                                 113,400           5,459
   Sumco                                                142,200           7,594
   Sumitomo                                             293,100           5,070
   Sumitomo Chemical                                    286,700           2,139
   Sumitomo Electric Industries                           4,610              73
   Sumitomo Forestry                                      3,000              27
   Sumitomo Heavy Industries                             23,000             257
   Sumitomo Metal Industries                            343,400           1,739
   Sumitomo Metal Mining                                 90,000           1,786
   Sumitomo Mitsui Financial Group                        1,369          10,807
   Suzuki Motor                                          85,700           2,314
   T&D Holdings                                           8,450             491
   Taisho Pharmaceutical                                  1,000              20
   Takeda Pharmaceutical                                 44,900           3,068
   Takefuji                                              27,900             749
   TDK                                                    1,800             153
   Teijin                                                71,000             355
   Toagosei                                             390,800           1,409
   Toda                                                 366,900           1,991
   Tokai Rika                                             4,200             113
   Tokyo Electric Power                                 171,200           4,490
   Tokyo Electron (B)                                    33,500           2,393
   Tokyo Gas                                            215,900           1,071
   Tokyo Tatemono                                         9,000             119
   Tokyu                                                 66,600             415
   Tokyu Land                                            56,400             520
   Toppan Printing                                       40,000             401
   Toshiba (B)                                          643,600           5,797
   Toshiba TEC                                           26,000             157
   Tosoh                                                 41,000             251
   TOTO                                                   4,000              32
   Towa Real Estate Development                           8,000              23
   Toyo Seikan Kaisha                                    41,400             786
   Toyota Auto Body                                       7,700             121
   Toyota Industries                                     14,600             618
   Toyota Motor                                         206,000          12,014
   Trend Micro (B)                                       32,200           1,322
   Trusco Nakayama                                        2,400              42
   TV Asahi                                                 109             196
   Uniden                                                14,000              98
   UNY                                                   61,000             531
   USS                                                    5,780             388
   Yahoo! Japan                                           7,247           2,682
   Yamada Denki                                          13,570           1,360
   Yamaha Motor                                          15,500             408
   Yamatane                                             279,000             351
   Yamato Kogyo                                           5,100             218
   Yamato Transport                                      79,700           1,168
   Yokogawa Bridge                                       66,700             394

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Yokohama Rubber                                      161,600   $       1,060
                                                                  --------------
                                                                        318,450
                                                                  --------------
LUXEMBOURG -- 0.1%
   Oriflame Cosmetics SDR                                 2,800             154
   SES Global FDR                                        38,100             843
   SES Global FDR (Paris Exchange)                       31,763             690
   Tenaris ADR                                              100               5
                                                                  --------------
                                                                          1,692
                                                                  --------------
MALAYSIA -- 0.5%
   Affin Holdings                                       166,600             122
   Boustead Holdings                                    175,000             250
   Genting                                              381,000             808
   Hong Leong Bank                                      205,000             352
   Hong Leong Financial Group                            84,000             135
   IOI*                                               2,437,225           3,491
   Petronas Dagangan                                     33,000              80
   Public Bank                                            8,114              22
   Public Bank (Foreign Market)                          40,000             109
   Resorts World                                      2,838,500           3,102
   Sunway City                                          110,000             156
   Tenaga Nasional                                    1,040,600           2,993
                                                                  --------------
                                                                         11,620
                                                                  --------------
MEXICO -- 1.4%
   Alfa                                                  92,800             667
   America Movil ADR, Ser L (B)                         134,670           8,142
   America Movil, Ser L                               1,015,500           3,063
   Cemex*                                               759,100           2,458
   Coca-Cola Femsa, Ser L                               188,100             758
   Consorcio                                          1,820,872           2,753
   Controladora Comercial Mexicana                       40,400             112
   Cydsa*                                                42,800              27
   Embotelladoras Arca                                   40,200             148
   Fomento Economico Mexicano ADR                       132,470           4,615
   Gruma                                                  2,600               9
   Grupo Bimbo, Ser A                                    67,300             396
   Grupo Carso, Ser A1                                  227,100             890
   Grupo Continental                                    163,500             348
   Grupo Financiero Banorte (B)                         687,489           2,802
   Grupo Mexico, Ser B                                  229,900           1,449
   Grupo Simec, Ser B*                                   63,000             216
   Grupo Televisa                                        20,400             107
   Grupo Televisa ADR                                   101,100           2,635
   Industrias Penoles                                    32,500             432
   Industrias, Ser B*                                    90,800             361
   Organizacion Soriana                                 114,100             367
   Telefonos de Mexico                                  790,200           1,398
   Vitro, Ser A                                          45,700             108
                                                                  --------------
                                                                         34,261
                                                                  --------------
NETHERLANDS -- 3.6%
   ABN AMRO Holding                                      13,490             628
   Aegon                                                 80,125           1,463
   Akzo Nobel                                           116,362           9,164
   ASML Holding*                                         20,082             595
   Buhrmann                                              16,800             189
   European Aeronautic Defense and
      Space                                              67,490           2,004
   Fugro                                                  7,426             516
   Heineken Holding                                       8,798             483
   ING Groep (B)                                        380,271          15,303
   Koninklijke Ahold                                    220,280           2,943


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Koninklijke BAM Groep                                 50,300   $       1,363
   Koninklijke DSM                                       38,980           1,994
   Mittal Steel                                          97,194           6,409
   Reed Elsevier                                         71,857           1,297
   Royal Dutch Shell, Cl A (B)                          425,591          16,512
   Royal Dutch Shell, Cl A (GBP)                        117,250           4,553
   Royal Dutch Shell, Cl B                              213,958           8,346
   Royal KPN                                             63,082             984
   TNT                                                   21,845             923
   Unilever                                             356,431          10,899
   Vedior                                                22,200             504
   Wolters Kluwer (B)                                    20,400             595
                                                                  --------------
                                                                         87,667
                                                                  --------------
NEW ZEALAND -- 0.1%
   Air New Zealand                                      484,600             700
   Fletcher Building                                    159,404           1,315
   Infratil                                             181,100             371
   Kiwi Income Property Trust                           323,400             329
   Telecom of New Zealand (B)                           223,404             672
   Vector                                                33,446              60
                                                                  --------------
                                                                          3,447
                                                                  --------------
NORWAY -- 0.5%
   Aker, A Shares                                         8,000             482
   DnB                                                   68,300             937
   Ementor*                                             156,700           1,305
   Norske Skogindustrier                                 31,642             386
   Orkla                                                 28,500             462
   Schibsted                                             42,900           1,938
   Storebrand                                            62,300             960
   Tandberg                                              66,700           1,455
   Telenor                                               94,800           1,751
   Yara International                                    63,700           1,696
                                                                  --------------
                                                                         11,372
                                                                  --------------
PHILIPPINES -- 0.1%
   Bank of the Philippine Islands*                      345,000             449
   Benpres Holdings*                                    766,000              72
   JG Summit Holdings                                 1,055,000             222
   San Miguel, Cl B*                                    106,000             156
   SM Investments                                       130,802           1,040
                                                                  --------------
                                                                          1,939
                                                                  --------------
POLAND -- 0.2%
   Bank Handlowy w Warszawie                              5,600             236
   Echo Investment*                                       1,400              45
   Grupa Lotos                                           18,000             280
   KGHM Polska Miedz                                     10,400             429
   Orbis                                                 12,000             300
   Polish Oil & Gas                                     195,000             362
   Polski Koncern Naftowy Orlen                          66,400           1,357
   Polski Koncern Naftowy Orlen GDR*                      8,200             328
   Telekomunikacja Polska*                              201,000           1,553
                                                                  --------------
                                                                          4,890
                                                                  --------------
PORTUGAL -- 0.2%
   Banco BPI                                             56,957             502
   Banco Comercial Portugues                            260,047           1,216
   Banco Espirito Santo                                  29,875             647
   Cimpor Cimentos de Portugal                           77,300             727
   Energias de Portugal                                 309,932           1,703
   Semapa-Sociedade de Investimento
      e Gestao                                            6,222             104

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Sonae Industria                                        8,200   $         106
   Teixeira Duarte - Engenharia
      Construcoes                                         8,127              33
                                                                  --------------
                                                                          5,038
                                                                  --------------
RUSSIA -- 2.0%
   Cherkizovo Group Registered GDR*                      46,359             570
   Cherkizovo Group GDR*                                 14,400             177
   LUKOIL ADR                                            31,067           2,321
   LUKOIL Sponsored ADR                                  47,549           3,528
   Magnitogorsk Iron & Steel Works
      GDR                                                93,240           1,338
   Mechel ADR*                                            6,700             292
   MMC Norilsk Nickel ADR                                28,345           6,321
   Mobile Telesystems ADR                                93,400           6,179
   Novolipetsk Steel GDR                                 87,691           2,832
   OAO Gazprom ADR                                      131,100           5,447
   Open Investments GDR*                                 52,000           1,853
   Polyus Gold ADR                                       24,771             993
   Rosneft Oil GDR                                      256,620           2,112
   Rostelecom ADR                                         4,900             292
   Sberbank GDR                                           8,184           3,178
   Sberbank GDR (EUR)                                     2,760           1,180
   Surgutneftegaz ADR                                    40,101           2,546
   Surgutneftegaz Sponsored ADR                           3,000             188
   Tatneft GDR                                           16,800           1,697
   Unified Energy System GDR*                            27,400           3,436
   VTB Bank GDR*                                        192,940           1,812
                                                                  --------------
                                                                         48,292
                                                                  --------------
SINGAPORE -- 1.2%
   Allgreen Properties                                  715,200             803
   CapitaCommercial Trust +                             509,700             843
   CapitaLand                                           365,000           1,773
   Chartered Semiconductor
      Manufacturing*                                      8,000               6
   Chuan Hup Holdings*                                  404,100              94
   City Developments                                     69,700             681
   Cosco Singapore                                       25,000              83
   DBS Group Holdings                                   328,400           4,310
   Flextronics International                             38,300             436
   Fraser and Neave                                      32,000             104
   Guocoland*                                            29,000              91
   Haw Par                                               10,000              52
   Ho Bee Investment                                     68,000              81
   Hong Leong Finance                                   205,900             476
   Hotel Plaza                                           84,000             113
   Jardine Cycle & Carriage                              76,000             783
   K1 Ventures*                                         173,000              32
   Keppel*                                              113,000             949
   Keppel Land                                          277,200           1,401
   Kim Eng Holdings                                     385,700             463
   Mapletree Logistics Trust +                        1,225,600             933
   MCL Land                                              26,000              45
   Metro Holdings                                        51,000              30
   NatSteel                                              60,000              66
   Neptune Orient Lines (B)                             531,000           1,707
   Olam International                                   557,000           1,104
   Oversea-Chinese Banking                              276,100           1,549
   SembCorp Industries                                   76,000             282
   SembCorp Marine                                      218,400             599
   Singapore Airlines                                    30,000             374
   Singapore Exchange                                   157,700           1,009
   Singapore Petroleum (B)                              266,000           1,030
   Singapore Press Holdings                             100,000             285


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Singapore Technologies
      Engineering                                       149,000   $         360
   Singapore Telecommunications                         206,850             494
   SP Chemicals                                          80,000              47
   United Overseas Bank (B)                             184,100           2,513
   UOB-Kay Hian Holdings                                 79,000             108
   UOL Group                                             59,000             193
   Venture                                               27,000             276
   Wheelock Properties S                                303,000             515
   Wing Tai Holdings*                                   844,100           1,928
                                                                  --------------
                                                                         29,021
                                                                  --------------
SOUTH AFRICA -- 1.1%
   African Rainbow Minerals                              19,000             311
   Allied Technologies                                    6,000              53
   Anglo Platinum                                        14,000           1,862
   AngloGold Ashanti                                      9,900             385
   Assore                                                 4,923             264
   DataTec                                               36,000             211
   Foschini*                                             72,000             582
   Harmony Gold Mining                                   32,500             291
   Harmony Gold Mining ADR                               24,200             217
   Impala Platinum Holdings                              15,300             452
   Imperial Holdings*                                    26,000             518
   JD Group                                              27,000             262
   Johnnic Holdings                                      62,458             132
   Liberty Group                                         58,130             727
   Liberty Holdings                                      12,600             392
   Merafe Resources                                     909,672             194
   Metropolitan Holdings                                182,000             376
   Mittal Steel South Africa                             43,000             740
   MTN Group                                             16,000             243
   Mvelaphanda Resources*                                27,000             209
   Nampak                                                 7,696              22
   Sanlam                                             1,131,517           3,401
   Sappi (B)                                            175,356           2,744
   Sasol                                                184,719           7,443
   Standard Bank Group (B)                              200,100           2,915
   Telkom                                                65,000           1,597
                                                                  --------------
                                                                         26,543
                                                                  --------------
SOUTH KOREA -- 3.1%
   Asia Cement                                            1,094              93
   Daewoo Shipbuilding & Marine
      Engineering                                        70,273           4,194
   Daishin Securities                                     6,570             223
   Doosan                                                 4,060             645
   E1                                                     1,296             200
   Eugene                                                11,290             162
   Hana Financial Group                                  14,100             667
   Handsome                                              15,000             226
   Hanwha Chemical                                       21,280             557
   Honam Petrochemical                                    6,000             927
   Hynix Semiconductor                                   15,700             565
   Hyundai Development                                   46,260           4,142
   Hyundai Heavy Industries                               7,940           3,131
   Hyundai Mipo Dockyard                                  3,227             956
   Hyundai Mobis                                         13,240           1,425
   Hyundai Motor                                         44,480           3,300
   Industrial Bank of Korea                              10,680             233
   KCC Engineering & Construction                         1,700             135
   KISWIRE                                                2,710             132
   Kookmin Bank                                           5,900             477
   Kookmin Bank ADR                                      34,363           2,799
   Korea Development Financing                            3,200             205
   Korea Electric Power                                  51,070           2,281

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Korea Kumho Petrochemical                              7,220   $         568
   Korea Zinc                                               970             194
   Korean Petrochemical Industries                        3,130             253
   KT                                                     1,400              66
   Kyeryong Construction Industrial                       1,080              70
   LG                                                    20,850           1,198
   LG Chem                                               10,740           1,118
   LG Electronics                                        21,850           1,677
   LG Home Shopping                                       1,514             129
   LG Philips LCD                                        73,400           3,121
   LS Cable                                               4,920             506
   Nong Shim Holdings                                     1,110             106
   Pacific                                                1,785             355
   POSCO                                                  6,810           4,166
   Samho International                                   10,930             320
   Samsung Electronics                                   18,856          11,877
   Samsung Electronics GDR                                3,984           1,265
   Samsung Fire & Marine Insurance                       13,728           2,670
   Samsung Heavy Industries                              18,620             939
   Samwhan                                                3,300             117
   SFA Engineering                                        2,225             114
   Shinhan Financial Group                              153,640           9,367
   Shinsegae                                              4,021           2,657
   SK Energy                                              4,982             682
   SK Gas                                                 2,250             192
   SK Holdings                                            2,035             313
   SK Telecom                                               519             114
   SK Telecom ADR (B)                                    42,700           1,169
   Taekwang Industrial                                      280             442
   Woori Investment & Securities                         77,710           2,182
   Young Poong                                              420             286
   Youngone                                              14,160             146
                                                                  --------------
                                                                         76,054
                                                                  --------------
SPAIN -- 2.2%
   Acerinox (B)                                           5,792             146
   ACS Actividades Construcciones y
      Servicios (B)                                     135,613           7,456
   Banco Bilbao Vizcaya Argentaria (B)                  213,019           4,905
   Banco Popular Espanol (B)                             13,849             253
   Banco Santander Central Hispano                      579,706          10,590
   Cementos Portland Valderrivas                          3,000             346
   Ebro Puleva (B)                                       13,155             289
   Fomento de Construcciones y
      Contratas                                           5,600             488
   Gas Natural SDG (B)                                  120,153           6,401
   Gestevision Telecinco*                                18,756             498
   Iberdrola (B)                                         33,395           1,853
   Iberdrola (GBP)                                       44,958           2,482
   Inditex                                               13,865             814
   Repsol                                               234,580           8,468
   Sol Melia                                             18,200             359
   Telefonica (B)                                       304,977           7,575
   Union Fenosa (B)                                      11,533             631
                                                                  --------------
                                                                         53,554
                                                                  --------------
SWEDEN -- 1.5%
   Alfa Laval                                             1,100              66
   Assa Abloy, Cl B                                      19,200             398
   Atlas Copco, Cl A (B)                                373,700           6,212
   Boliden                                               40,015             842
   Hennes & Mauritz, Cl B                                 1,125              64
   Industrivarden, Cl A                                  30,100             616
   Investor, Cl B                                       234,450           5,770
   Nordea Bank                                           93,000           1,418
   Saab, Cl B                                             6,000             149


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Sandvik                                               74,915   $       1,525
   SAS*                                                  43,300             827
   Skandinaviska Enskilda Banken, Cl A                   42,170           1,273
   SKF                                                   41,600             849
   Ssab Svenskt Stal, Ser A                              23,800             809
   Svenska Cellulosa, Cl B                              160,089           2,777
   Svenska Handelsbanken, Cl A                           59,463           1,653
   Swedish Match                                          4,000              77
   Tele2, Cl B                                           36,000             659
   Telefonaktiebolaget LM Ericsson, Cl B              1,494,500           5,555
   TeliaSonera                                          444,529           3,469
   Trelleborg, Cl B                                      25,200             607
   Volvo, Cl B                                          111,000           1,922
   Wihlborgs Fastigheter                                  4,623              84
                                                                  --------------
                                                                         37,621
                                                                  --------------
SWITZERLAND -- 3.5%
   ABB                                                   86,696           2,131
   Addax Petroleum                                       17,200             566
   Adecco                                                15,203             991
   AFG Arbonia-Forster Holdings                           1,000             417
   Bobst Group                                              516              36
   Bucher Industries                                      2,200             371
   Ciba Specialty Chemicals                               5,100             279
   Clariant                                              29,000             386
   Compagnie Financiere Richemont, Cl A                  64,164           3,972
   Credit Suisse Group                                  137,486           8,983
   Elektrizitaets-Gesellschaft
      Laufenburg                                            300             333
   Energiedienst Holding                                    480             258
   Forbo Holding                                            550             319
   Georg Fischer                                             13              10
   Helvetia Holding                                         800             280
   Holcim                                                41,496           4,485
   Inficon Holding                                        5,100             798
   Kudelski                                              14,000             437
   Nestle                                                21,512           9,356
   Nobel Biocare Holding                                  1,689             460
   Novartis                                             175,144           9,241
   Phonak Holding                                         3,138             277
   Rieter Holding                                           744             397
   Roche Holding                                         59,693          10,374
   Swatch Group                                           5,858             329
   Swiss Life Holding                                     3,771             895
   Swiss Reinsurance                                     85,729           7,216
   Swisscom                                               6,124           2,151
   UBS                                                  148,085           7,721
   Xstrata                                              120,415           7,056
   Zurich Financial Services                             17,875           5,115
                                                                  --------------
                                                                         85,640
                                                                  --------------
TAIWAN -- 2.2%
   Acer                                                 413,105             725
   Advanced Semiconductor
      Engineering                                     2,974,844           2,943
   Asustek Computer                                     531,171           1,586
   AU Optronics                                       1,481,051           2,145
   Cathay Financial Holding                           1,302,000           2,900
   Cheng Loong                                          454,000             178
   Chi Mei Optoelectronics                              200,000             202
   China Development Financial
      Holding                                         2,117,000             863
   China Petrochemical Development                      430,000             193

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   China Steel                                          629,330   $         854
   Chinatrust Financial Holding                       3,815,600           2,868
   Chung Hung Steel                                     516,000             236
   Chunghwa Telecom*                                    835,700           1,484
   Compal Electronics                                   805,605             896
   CTCI                                                 160,297             123
   Delta Electronics                                    819,250           3,054
   Eastern Media International                          390,000              97
   Far EasTone Telecommunications                       325,000             393
   First Financial Holding                              250,000             173
   Formosa Chemicals & Fibre                            252,000             614
   Formosa Taffeta                                      264,000             300
   High Tech Computer GDR*                                8,580             465
   HON HAI Precision Industry                           767,658           5,699
   HON HAI Precision Industry GDR                        31,745             472
   Hung Sheng Construction                              108,000              75
   Inventec                                             678,900             433
   KYE Systems                                           51,409              94
   Lite-On Technology                                   499,800             789
   Macronix International                               414,000             257
   Makalot Industrial                                    55,000             159
   MediaTek                                             229,950           3,902
   Mitac International                                  413,599             515
   Nan Ya Plastic                                       449,000           1,089
   Nien Hsing Textile                                   258,000             180
   Powerchip Semiconductor                            1,486,325             734
   President Securities                                 250,470             160
   Quanta Computer                                      508,980             828
   Shih Wei Navigation                                   83,881             162
   Siliconware Precision Industries                   1,904,133           3,837
   Sincere Navigation                                    73,000             154
   Taiwan Cement                                        399,960             514
   Taiwan Cooperative Bank                              806,660             557
   Taiwan Polypropylene                                  28,000              25
   Taiwan Semiconductor
      Manufacturing                                     871,396           1,656
   Taiwan Semiconductor
      Manufacturing ADR                                 422,058           4,187
   Tatung*                                            1,095,000             514
   Teco Electric and Machinery                          826,000             463
   Tung Ho Steel Enterprise                             274,000             367
   United Microelectronics                              809,192             454
   Walsin Lihwa                                         987,000             485
   Winbond Electronics                                  546,000             164
   Wistron                                              241,657             439
   Yang Ming Marine Transport*                          535,000             378
                                                                  --------------
                                                                         53,034
                                                                  --------------
THAILAND -- 0.3%
   Bangkok Bank NVDR                                    187,000             649
   CalComp Electronics Thailand NVDR                    589,200             116
   Kasikornbank NVDR                                     54,000             124
   Krung Thai Bank NVDR                               1,155,000             384
   PTT                                                   48,600             434
   PTT (Foreign)                                        354,300           3,160
   PTT NVDR                                              57,000             508
   Siam Commercial Bank                                 867,300           1,984
   Thai Airways International NVDR                      394,000             502
                                                                  --------------
                                                                          7,861
                                                                  --------------
TURKEY -- 0.4%
   Anadolu Isuzu Otomotiv Sanayi                          9,000              56
   Aygaz                                                 28,350             102
   Bossa Ticaret Sanayi Isletme                          32,000              40
   Cimsa Cimento Sanayi VE Tic                           27,000             198


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cimsa Cimento Sanayi VE Tica                           9,000   $          66
   Eczacibasi Ilac Sanayi                                49,000             186
   Eregli Demir ve Celik Fabrikalari*                     8,000              63
   Haci Omer Sabanci Holding                            848,823           4,688
   KOC Holding                                          324,000           1,479
   Petrol Ofisi                                         102,000             450
   Tupras Turkiye Petrol Rafine                          10,000             228
   Turk Hava Yollari                                     52,000             361
   Turk Sise ve Cam Fabrikalari                         114,000             477
   Turk Traktor ve Ziraat Makineler                       6,000              76
   Turkcell Iletisim Hizmet                              28,000             203
   Vestel Elektronik Sanayi                             110,000             248
   Yazicilar Holding                                     44,000             304
                                                                  --------------
                                                                          9,225
                                                                  --------------
UNITED KINGDOM -- 11.5%
   3i Group                                             122,495           2,607
   Acergy                                               183,000           4,841
   Amec                                                 339,090           4,463
   Anglo American                                       227,609          13,057
   Antofagasta                                           22,700             326
   ARM Holdings                                          54,041             160
   AstraZeneca                                          159,591           7,871
   AstraZeneca (SEK)                                     15,850             779
   Aviva                                                354,833           5,071
   BAE Systems                                        1,045,200           9,745
   Balfour Beatty                                         8,818              84
   Barclays                                             673,987           8,340
   Barratt Developments                                  47,262             885
   Barrick Gold                                         140,880           2,633
   Bellway                                                9,119             234
   Berkeley Group Holdings                               24,800             804
   BHP Billiton                                         303,101           8,920
   Bovis Homes Group                                     22,030             342
   BP                                                 1,181,945          13,291
   Brit Insurance Holdings                               33,800             241
   British Airways                                       95,172             814
   British American Tobacco                              99,134           3,289
   British Energy Group                                 214,231           2,003
   British Land +                                        43,585           1,137
   BT Group                                             288,354           1,836
   Burberry Group                                       350,740           4,319
   Capital & Regional                                     5,200              98
   Carphone Warehouse Group                              41,549             286
   Cattles                                                8,020              59
   Centrica                                             511,870           3,980
   Charter                                                8,104             182
   Compass Group                                        155,500           1,019
   Cookson Group                                         10,001             155
   Daily Mail & General Trust                            60,590             829
   Davis Service Group                                    6,814              81
   Diageo                                               289,060           6,175
   Drax Group                                             8,222             110
   DS Smith                                              98,900             452
   Enterprise Inns                                       24,874             323
   Firstgroup                                             5,500              72
   FKI                                                  177,700             378
   GKN                                                   74,300             552
   GlaxoSmithKline                                      390,864          10,210
   Greene King                                          110,700           2,240
   Group 4 Securicor                                     48,200             193
   Hammerson +                                            2,946              79
   Hays                                                  41,626             133
   HBOS                                                 592,724          10,509
   Home Retail Group                                    385,964           3,225
   HSBC Holdings                                        613,929          11,108
   Hunting                                               57,800             847

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Imperial Tobacco Group                                45,761   $       2,068
   Intercontinental Hotels Group*                            --              --
   International Power                                   28,314             231
   Investec                                               9,698             106
   J Sainsbury                                           30,626             342
   Kazakhmys                                             68,000           1,741
   Kelda Group*                                          60,023           1,056
   Kingfisher                                           133,700             562
   Kingston Communications                              373,200             536
   Land Securities Group +                                  230               8
   Legal & General Group                                300,814             880
   Lloyds TSB Group                                     112,166           1,233
   LogicaCMG                                            149,400             491
   Luminar                                               38,100             545
   Marks & Spencer Group                                131,203           1,654
   Marston's                                            150,700           1,133
   Michael Page International                            47,257             457
   Millennium & Copthorne Hotels                         68,800             745
   Minerva                                              182,000           1,020
   Mitchells & Butlers                                   94,951           1,365
   Mondi                                                 40,142             396
   Mondi                                                 11,840             113
   National Grid                                        264,200           3,957
   Next                                                  19,627             764
   Northern Foods                                       472,700             975
   Old Mutual                                           541,956           1,746
   Pearson                                               19,537             294
   Persimmon                                             34,100             796
   Premier Foods                                         99,900             486
   Prudential                                           164,000           2,326
   Punch Taverns                                         40,320             894
   Reckitt Benckiser                                     30,950           1,685
   Reed Elsevier                                         85,800           1,036
   Resolution                                            58,671             732
   Reuters Group                                        113,200           1,459
   Rio Tinto                                             85,004           5,881
   Rolls-Royce Group                                    154,000           1,587
   Royal & Sun Alliance Insurance Group                 525,575           1,500
   Royal Bank of Scotland Group                       1,615,207          18,717
   SABMiller                                            243,737           6,686
   Scottish & Newcastle                                  27,266             340
   Scottish & Southern Energy                            74,840           2,141
   Segro +                                               43,662             482
   Severn Trent                                          25,000             688
   Shire                                                132,150           3,447
   Smith & Nephew                                       453,250           5,339
   Smiths Group*                                         29,333             584
   St Ives Group                                         93,500             411
   Stagecoach Group                                     105,107             471
   Standard Chartered                                    63,507           1,960
   Standard Life                                        212,000           1,284
   Stolt-Nielsen                                         37,700           1,204
   Taylor Woodrow                                       159,195           1,115
   TDG                                                  188,600             998
   Tesco                                                367,900           3,154
   Trinity Mirror                                        22,749             215
   Unilever                                              38,312           1,208
   United Utilities                                     148,203           2,069
   Vodafone Group                                     8,912,792          28,728
   Wolseley                                              25,975             545
   WPP Group                                            104,800           1,492
   Yell Group                                           170,553           1,552
                                                                  --------------
                                                                        279,017
                                                                  --------------
   Total Common Stock
      (Cost $1,784,867) ($ Thousands)                                 2,024,539
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S.GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS--7.7%
   FHLMC
      5.177%, 11/09/07 (A) (H)                     $      7,375   $       7,304
      5.016%, 03/03/08 (H)                                  225             220
      4.954%, 09/18/07 (H)                                  216             216
   FHLMC 15 Year TBA
      6.000%, 07/01/21                                    6,608           6,676
      6.000%, 08/01/21                                      929             939
      6.000%, 10/01/21                                    9,945          10,048
      6.000%, 11/01/21                                      782             790
      6.000%, 03/01/22                                    4,720           4,770
      6.000%, 04/01/22                                    2,820           2,850
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
      5.000%, 08/01/35                                   12,719           3,314
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
      5.000%, 09/15/35                                    1,461             314
   FNMA (H)
      5.324%, 11/02/07                                    1,195           1,186
      5.308%, 09/12/07                                      200             200
      5.183%, 09/19/07                                    3,859           3,849
      4.960%, 02/29/08                                       50              49
      4.808%, 09/07/07                                       74              74
      1.080%, 03/03/04                                      100              98
   FNMA 15 Year TBA
      6.000%, 09/01/19                                    5,000           6,138
      5.500%, 12/01/20                                    3,461           3,444
      5.500%, 02/01/21                                      899             893
      5.500%, 09/01/22                                   63,000          62,626
      5.000%, 09/15/22                                   43,000          41,985
   FNMA 30 Year TBA
      6.500%, 09/01/37                                       --             538
      5.000%, 07/01/35                                    8,127           7,737
      5.000%, 09/01/35                                    9,684           9,219
   FNMA CMO STRIPS, Ser 10, Cl FD (D)
      5.855%, 09/25/07                                    1,651           1,650
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
      5.000%, 11/01/35                                      572             139
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
      5.000%, 08/01/35                                   10,277           2,680
   FNMA CMO STRIPS, Ser 377, Cl 2, IO
      5.000%, 10/01/36                                       26               7
   GNMA (D)
      6.500%, 09/30/07                                      419             421
      6.500%, 02/20/34                                      325             328
      6.000%, 01/20/33                                      913             918
      6.000%, 04/20/34                                      371             373
      5.500%, 08/20/34                                      445             447
      5.500%, 06/20/36                                    1,337           1,338
      5.250%, 08/20/34                                      192             192
      5.000%, 02/20/35                                      318             317
      4.750%, 12/20/33                                    2,014           2,008
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $185,455) ($ Thousands)                                        186,295
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.0%

MORTGAGE RELATED SECURITIES -- 4.0%
   ACE Securities, Ser 2003-NC1, Cl M (D)
      6.285%, 09/25/07                             $        650   $         616
   ACE Securities, Ser 2003-OP1, Cl M1 (D)
      6.020%, 09/26/07                                      300             292
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (D)
      8.070%, 09/12/07                                      150              91
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1 (D)
      4.952%, 09/01/07                                    1,061           1,062
   Aegis Asset Backed Securities
      Trust, Ser 2003-3, Cl M1 (D)
      6.020%, 09/25/07                                       62              55
   American Home Mortgage
      Investment Trust, Ser 2004-3, Cl 2A (D)
      3.590%, 09/01/07                                    3,008           2,997
   American Home Mortgage
      Investment Trust, Ser 2005-1, Cl 6A (D)
      5.294%, 09/25/07                                    4,206           4,144
   American Home Mortgage
      Investment Trust, Ser 2005-4, Cl 5A (D)
      5.350%, 09/25/07                                    3,199           3,145
   American Home Mortgage
      Investment Trust, Ser 2006-1, Cl 2A3 (D)
      5.100%, 09/25/07                                    1,342           1,315
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
      6.670%, 09/25/07                                      475             430
   Argent Securities, Ser 2003-W5, Cl M1 (D)
      6.020%, 09/25/07                                      250             240
   Argent Securities, Ser 2003-W9, Cl M1 (D)
      6.010%, 09/26/07                                      369             356
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE5, Cl M1 (D)
      6.361%, 09/15/07                                      456             396
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
      5.611%, 05/10/45                                      956             965
   Banc of America Funding, Ser 2006-A,
      Cl 2A2 (D)
      5.568%, 09/01/07                                      162             166
   Basic Asset Backed Securities
      Trust, Ser 2006-1, Cl A1 (D)
      5.585%, 09/25/07                                    1,019           1,016
   Bear Stearns Alt-A Trust, Ser 2004-12,
      Cl 2A2 (D)
      4.943%, 09/01/07                                    1,468           1,446
   Chase Funding Mortgage Loan, Ser 2004-2,
      Cl 1A3
      4.209%, 09/25/26                                      158             157
   Citigroup Mortgage Loan Trust, Ser 2007-AR5,
      Cl 1A2A (D)
      5.620%, 09/01/07                                    2,630           2,623


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (D)
      4.959%, 09/01/07                             $        787   $         800
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (D)
      6.655%, 09/27/07                                      220             172
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (D)
      7.505%, 09/27/07                                      380             171
   Countrywide Alternative Loan Trust,
      Ser 2006-0A11, Cl M3 (D)
      5.935%, 09/30/07                                      450             439
   Countrywide Asset-Backed
      Certificates, Ser 2003-5, Cl MV2 (D)
      7.105%, 09/25/07                                      292             263
   Countrywide Asset-Backed
      Certificates, Ser 2005-15, Cl 1AF1 (D)
      5.460%, 09/25/07                                      335             335
   Countrywide Asset-Backed
      Certificates, Ser 2006-IM1, Cl A1 (D)
      5.410%, 09/27/07                                      198             198
   Countrywide Home Loans, Ser 2004-22,
      Cl A1 (D)
      5.088%, 09/01/07                                      592             587
   Countrywide Home Loans, Ser 2006-HYB2,
      Cl 1A1 (D)
      5.030%, 09/20/07                                    1,687           1,686
   Countrywide Home Loans, Ser 2007-HYB1,
      Cl 1A1 (D)
      5.574%, 09/01/07                                    1,447           1,445
   Countrywide Home Loans, Ser 2007-HYB2,
      Cl 3A1 (D)
      5.468%, 09/01/07                                      957             943
   Credit Suisse Asset-Backed
      Mortgage Trust, Ser 2006-1, Cl A1B (D)
      5.725%, 09/26/07                                      373             373
   Credit Suisse Asset-Backed
      Mortgage Trust, Ser 2007-1, Cl 1A1A (D)
      5.898%, 12/25/37                                    3,847           3,840
   DLSA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M4 (D)
      6.278%, 09/19/07                                      250             205
   DSLA Mortgage Loan Trust, Ser 2004-AR4,
      Cl B1 (D)
      6.138%, 09/19/07                                      311             306
   DSLA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M5 (D)
      6.348%, 09/19/07                                      150             119
   DSLA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M7 (D)
      7.288%, 09/19/07                                      150             112
   Deutsche Alternatives Securities
      Mortgage Loan Trust, Ser 2006- AB3,
      Cl A1 (D)
      6.250%, 06/30/36                                      938             939
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (C) (D) (F)
      5.430%, 10/09/07                                    1,752           1,752
   First Franklin Mortgage Loan Asset,
      Ser 2004-FF10, Cl A2 (D)
      5.905%, 09/26/07                                       64              63

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (D)
      5.661%, 09/01/07                             $      4,900   $       4,901
   First Horizon Mortgage Pass-
      Through Trust, Ser 2006-AR3, Cl 1A1 (D)
      5.691%, 09/01/07                                    1,491           1,486
   GS Mortgage Securities, Ser 2007-GG10,
      Cl A4 (D)
      5.993%, 08/10/45                                    1,300           1,312
   GSAA Home Equity NIM Trust, Ser 2006-2,
      Cl 2A1 (D)
      5.605%, 09/27/07                                    1,993           1,986
   GSAA Home Equity NIM Trust, Ser 2006-HE3N,
      Cl N1 (F)
      5.500%, 05/25/36                                       62               7
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR1, Cl M3 (D)
      6.075%, 09/27/07                                      350             277
   Home Equity Asset NIM Trust, Ser 2003-4,
      Cl M2 (D)
      7.720%, 09/25/07                                      350             337
   Home Equity Asset NIM Trust, Ser 2006-1N,
      Cl A (F)
      6.500%, 05/27/36                                       51              15
   Indymac Mortgage Loan Trust, Ser 2004-AR11,
      Cl 4A1 (D)
      5.790%, 09/01/07                                    2,043           2,042
   Indymac Mortgage Loan Trust, Ser 2004-AR6,
      Cl 1A (D)
      5.612%, 09/01/07                                      172             173
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl A4
      5.429%, 12/12/43                                    1,800           1,768
   Lehman Mortgage Trust, Ser 2006-4, Cl 4A1
      6.000%, 08/25/21                                    3,571           3,577
   Lehman XS Trust, Ser 2005-5N, Cl M4 (D)
      7.070%, 09/30/07                                      575             456
   Lehman XS Trust, Ser 2005-7N, Cl M71 (D)
      7.255%, 09/27/07                                      335             256
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 1A1 (D)
      5.306%, 09/01/07                                    1,876           1,899
   Master Adjustable Rate Mortgages,
      Ser 2004-6, Cl 2A1 (D)
      6.321%, 07/25/34                                    2,250           2,261
   Master Adjustable Rate Mortgages,
      Ser 2005-2, Cl 3A1 (D)
      4.761%, 09/01/07                                    1,507           1,499
   Master Asset Backed Securities
      Trust, Ser 2006-AB1, Cl A1 (D)
      5.645%, 09/27/07                                    1,923           1,910
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-HE1, Cl M2 (D)
      7.155%, 09/25/07                                      133             115
   Merrill Lynch Mortgage Investors
      Trust, Ser 2005-HE2, Cl A2A (D)
      5.430%, 09/27/07                                       22              22
   Morgan Stanley Mortgage Loan
      Trust, Ser 2007-11AR, Cl 2A5
      6.000%, 09/01/07                                      980             968
   Morgan Stanley, Ser 2003-NC10, Cl M1 (D)
      6.000%, 09/27/07                                      621             606


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (D)
      4.450%, 09/01/07                            $         270   $         268
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (G)
      4.461%, 09/25/07                                      939             929
   Nomura Asset Acceptance, Ser 2004-R1,
      Cl A1 (F)
      6.500%, 03/25/34                                      338             347
   Nomura Asset Acceptance, Ser 2004-R2,
      Cl A1 (D) (F)
      6.500%, 10/25/34                                      406             415
   Nomura Asset Acceptance, Ser 2007-1,
      Cl 1A1A (G)
      5.995%, 09/09/07                                    1,959           1,959
   Novastar Home Equity Loan, Ser 2007-1,
      Cl A2A (D)
      5.420%, 09/30/07                                    3,250           3,220
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
      5.970%, 09/23/07                                      298             274
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (D) (F)
      7.820%, 09/27/07                                       70              39
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (D) (F)
      7.820%, 09/27/07                                      150              62
   Residential Accredit Loans, Ser 2005-Q05,
      Cl M3 (D)
      6.305%, 09/25/07                                      348             298
   Residential Accredit Loans, Ser 2005-QA3,
      Cl NB2 (D)
      5.248%, 09/25/07                                    1,513           1,515
   Residential Accredit Loans, Ser 2006-Q01,
      Cl 2A3 (D)
      5.720%, 09/27/07                                      297             292
   Residential Asset Mortgage
      Products, Ser 2003-RS11, Cl MII1 (D)
      6.050%, 09/25/07                                       54              50
   Residential Asset Mortgage
      Products, Ser 2006-RZ1, Cl A1 (D)
      5.400%, 09/27/07                                    2,651           2,639
   Residential Asset Securities, Ser 2006-EMX2,
      Cl A1 (D)
      5.585%, 09/27/07                                      792             788
   Residential Asset Securities, Ser 2006-KS2,
      Cl A1 (D)
      5.575%, 09/27/07                                      772             770
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1 (D)
      5.274%, 09/25/07                                    1,411           1,403
   Resmae Mortgage Loan Trust, Ser 2006-1,
      Cl A2A (D) (F)
      5.420%, 09/25/07                                    1,119           1,110
   Resmae Mortgage Loan Trust, Ser 2006-1,
      Cl A2B (D) (F)
      5.655%, 09/25/07                                    1,500           1,469
   SB Finance NIM Trust, Ser 2006-KS4N,
      Cl N1 (F)
      7.500%, 06/25/36                                       53              37
   Sharps SP I LLC NIM Trust, Ser 2005-HE3N,
      Cl N (F)
      5.000%, 05/25/35                                      101               3

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-16 XS, Cl M2 (D)
      6.405%, 09/25/07                             $        205   $         198
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2 (D)
      8.320%, 09/25/07                                      333             304
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4 (D) (F)
      5.735%, 09/25/07                                      143             143
   Structured Asset Investment Loan
      Trust, Ser 2005-8, Cl A2 (D)
      5.450%, 09/25/07                                       50              50
   Structured Asset Securities, Ser 2007-GEL2,
      Cl A1 (D) (F)
      5.470%, 09/25/07                                    3,811           3,789
   Terwin Mortgage Trust, Ser 2006-5,
      Cl 1A2A (D) (F)
      5.595%, 09/26/07                                    2,529           2,514
   Terwin Mortgage Trust, Ser 2006-6, Cl 2A1 (D)
      4.500%, 06/25/36                                      375             367
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY2,
      Cl 1A1 (D)
      5.776%, 04/25/37                                    1,888           1,900
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY4,
      Cl 1A1 (D)
      5.565%, 09/01/07                                    3,700           3,661
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl HY6 (D)
      5.707%, 06/25/37                                    2,862           2,831
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I, Cl B1 (D)
      5.496%, 09/01/07                                      171             172
                                                                  --------------
Total Asset-Backed Securities
   (Cost $99,512) ($ Thousands)                                          97,949
                                                                  --------------

PREFERRED STOCK -- 1.4%

AUSTRALIA -- 0.0%
   News                                                   2,988              60
                                                                  --------------
BRAZIL -- 1.2%
   Aracruz Celulose ADR, Cl B                            43,500             275
   Banco Bradesco                                        33,000             823
   Banco Itau Holding Financeira                         15,300             672
   Brasil Telecom                                        78,200             684
   Centrais Eletricas Brasileiras, Cl B                 100,910           1,243
   Centrais Eletricas de Santa Catarina                  11,300             222
   Cia de Bebidas das Americas                            1,370              95
   Cia Energetica de Minas Gerais                       190,756           3,650
   Cia Paranaense de Energia                             52,000             852
   Cia Vale do Rio Doce, Cl A                           136,100           5,664
   Commonwealth Bank of Australia                        43,000             616
   Construtora Sultepa                                      600               2
   Industrias J B Duarte*                                 1,200              --
   Inepar Industria e Construcoes*                        1,400              20
   Mangels Industrial                                       800              12
   NET Servicos de Comunicacao                          216,500           3,230
   Paranapanema                                          14,700             262
   Petroleo Brasileiro                                  197,800           5,286
   Sadia                                                 68,200             341


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Tam                                                  135,542   $       3,114
   Tele Norte Leste Participacoes                        22,800             504
   Telemar Norte Leste                                    9,000             308
   Usinas Siderurgicas de Minas
      Gerais, Cl A                                       21,400           1,273
                                                                  --------------
                                                                         29,148
                                                                  --------------
GERMANY -- 0.1%
   Porsche                                                  544             973
                                                                  --------------
ITALY -- 0.1%
   Istituto Finanziario Industriale                      49,300           1,708
   Unipol                                                68,196             217
                                                                  --------------
                                                                          1,925
                                                                  --------------
SOUTH KOREA -- 0.0%
   Hyundai Motor (Second Preferred)                       9,150             364
   Samsung Electronics                                    1,000             469
                                                                  --------------
                                                                            833
                                                                  --------------
Total Preferred Stock
   (Cost $27,168) ($ Thousands)                                          32,939
                                                                  --------------
CORPORATE OBLIGATIONS -- 0.5%

CONSUMER DISCRETIONARY -- 0.0%
   Time Warner
      6.875%, 05/01/12                             $        415             435
                                                                  --------------
ENERGY -- 0.1%
   Dominion Resources
      4.750%, 12/15/10                                      280             274
   Exelon Generation
      6.950%, 06/15/11                                      415             433
   Weatherford International
      5.950%, 06/15/12                                      510             519
                                                                  --------------
                                                                          1,226
                                                                  --------------
FINANCIALS -- 0.4%
   Capmark Financial Group (F)
      6.300%, 05/10/17                                       77              62
      5.875%, 05/10/12                                      155             137
   Cit Group
      5.000%, 02/13/14                                      555             486
   Discover Financial Services (F)
      6.450%, 06/12/17                                      175             173
   Genworth Financial
      5.750%, 06/15/14                                      305             307
      5.650%, 06/15/12                                      890             900
   Goldman Sachs
      5.500%, 11/15/14                                       70              68
   HSBC Finance
      6.375%, 10/15/11                                      415             426
   Istar Financial +
      5.875%, 03/15/16                                      280             252
   Lehman Brothers Holdings MTN
      5.750%, 05/17/13                                      140             138
      5.500%, 04/04/16                                      275             257
   Merrill Lynch
      6.050%, 05/16/16                                      225             224
   Morgan Stanley
      4.750%, 04/01/14                                      415             388
   Morgan Stanley MTN, Ser G (D)
      5.660%, 10/04/07                                      595             577

--------------------------------------------------------------------------------
                                                    Face Amount
                                          ($ Thousands)/Shares/    Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Capital
      6.875%, 06/30/15                             $         80   $          60
      6.500%, 04/17/13                                    1,035             779
      6.000%, 02/22/11                                      220             167
   SLM EXL MTN (C) (D)
      5.621%, 09/17/07                                    2,570           2,570
   Shinsei Finance Cayman (D) (F)
      6.418%, 01/29/49                                      545             516
   Simon Property Group +
      5.750%, 12/01/15                                      280             275
      5.600%, 09/01/11                                      300             299
   Washington Mutual Preferred
      Funding (B) (D) (F)
      6.534%, 03/29/49                                      600             560
                                                                  --------------
                                                                          9,621
                                                                  --------------
INDUSTRIALS -- 0.0%
   Lafarge
      6.150%, 07/15/11                                      250             253
   US Steel
      5.650%, 06/01/13                                      165             162
                                                                  --------------
                                                                            415
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group
      5.350%, 02/27/12                                      110             109
                                                                  --------------
Total Corporate Obligations
   (Cost $12,272) ($ Thousands)                                          11,806
                                                                  --------------
EQUITY LINKED WARRANTS -- 0.2%

HONG KONG -- 0.0%
   China Overseas Land, Expires
      08/27/08 (B)*                                         128              62
                                                                  --------------
TAIWAN -- 0.2%
   HON HAI Precision Industry*                              764           5,675
                                                                  --------------
Total Equity Linked Warrants
   (Cost $4,208) ($ Thousands)                                            5,737
                                                                  --------------
PURCHASED OPTION -- 0.0%
   July 2008 U.S. Ten Year Treasury
      Call, Expires 06/16/08, Strike
      Price $95.00*                                          49              73
                                                                  --------------
Total Purchased Options
   (Cost $21) ($ Thousands)                                                  73
                                                                  --------------
EXCHANGE TRADED FUNDS -- 0.0%
   iShares MSCI EAFE Index Fund*                            300              24
   iUnits S&P/TSX 60 Index Fund*                            200              15
                                                                  --------------
Total Exchange Traded Funds
   (Cost $38) ($ Thousands)                                                  39
                                                                  --------------

                                                      Number
                                                    Of Rights
                                                   ------------
RIGHTS -- 0.0%

BRAZIL -- 0.0%
   Ambev, Expires 04/30/08*                                  66              --
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

--------------------------------------------------------------------------------
                                          Shares/Face Amount       Market Value
Description                             ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Total Rights
   (Cost $--) ($ Thousands)                                       $          --
                                                                  --------------
CASH EQUIVALENTS -- 7.8%

UNITED STATES -- 7.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510% ** ++            51,110,449          51,110
   SEI Liquidity Fund LP, 5.510% ** ++ (C)          139,022,723         139,023
                                                                  --------------
Total Cash Equivalents
   (Cost $190,133) ($ Thousands)                                        190,133
                                                                  --------------
COMMERCIAL PAPER (E) -- 4.0%
   BASF
      5.267%, 09/04/07                             $     10,500          10,495
   Central African Gold
      5.098%, 09/21/07                                   11,000          10,969
   Fannie Mae
      5.302%, 09/28/07                                   24,000          23,905
   General Electric Capital
      5.120%, 09/13/99                                   10,000           9,982
   Hershey
      5.255%, 09/04/07                                   10,000           9,996
   New Jersey Natural Gas
      5.241%, 09/06/07                                    8,000           7,994
   Prudential Funding
      5.278%, 09/06/07                                   11,000          10,992
   Toyota Motor Credit
      5.422%, 09/19/07                                   12,000          11,973
                                                                  --------------
Total Commercial Paper
   (Cost $96,301) ($ Thousands)                                          96,306
                                                                  --------------

U.S. TREASURY OBLIGATIONS (E) -- 0.5%
   U.S. Treasury Bills
      4.609%, 09/20/07                                      200             200
      4.415%, 11/23/07                                    5,390           5,343
      4.009%, 12/20/07                                       50              49
   U.S. Treasury Inflationary Index
      Notes (B)
      2.375%, 04/15/11                                    7,294           7,277
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $12,861) ($ Thousands)                                          12,869
                                                                  --------------
Total Investments -- 109.5%
   (Cost $2,412,836) ($ Thousands)+++                             $   2,658,685
                                                                  ==============
WRITTEN OPTION -- 0.0%
   July 2008 U.S. Ten Year Treasury
      Call, Expires 06/16/08, Strike
      Price: $95.50                                         (49)            (42)
                                                                  --------------
Total Written Option
   (Premium received $(8)) ($ Thousands)                          $         (42)
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                   Number of                       Appreciation
                                   Contracts       Expiration    (Depreciation)
Type of Contract                   Long (Short)       Date        ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                          (71)          Mar-2008     $          (62)
90-Day Euro$                          (36)          Mar-2009                (28)
90-Day Euro$                          (57)          Mar-2010                (38)
90-Day Euro$                          (52)          Mar-2011                (37)
90-Day Euro$                          (19)          Mar-2012                 (3)
90-Day Euro$                           30           Jun-2008                 56
90-Day Euro$                           86           Jun-2009                 24
90-Day Euro$                         (200)          Jun-2010                (60)
90-Day Euro$                          (19)          Jun-2011                 (5)
90-Day Euro$                          (15)          Jun-2012                 (5)
90-Day Euro$                          (14)          Sep-2007                 17
90-Day Euro$                          (38)          Sep-2008                (20)
90-Day Euro$                           84           Sep-2009                 21
90-Day Euro$                          (62)          Sep-2010                (38)
90-Day Euro$                           (8)          Sep-2011                 (1)
90-Day Euro$                          (74)          Dec-2007                273
90-Day Euro$                         (229)          Dec-2008               (134)
90-Day Euro$                          (56)          Dec-2009                (40)
90-Day Euro$                          (61)          Dec-2010                (37)
90-Day Euro$                          (19)          Dec-2011                 (4)
Amsterdam Index                        69           Sep-2007                336
CAC40 10 Euro                         224           Sep-2007                776
DAX Index                              70           Sep-2007               (358)
DJ Euro Stoxx 50 Index                295           Sep-2007                317
FTSE 100 Index                        431           Sep-2007             (1,905)
Hang Seng Index                        44           Sep-2007                162
IBEX 35 Plus Index                     38           Sep-2007                 13
MSCI Sing Index                        37           Sep-2007                 20
Nikkei 225 Index                       17           Sep-2007                (67)
OMX Index                             578           Sep-2007                210
S&P/MIB Index                          35           Sep-2007               (411)
S&P/TSE 60 Index                      203           Sep-2007                 96
SPI 200 Index                         140           Sep-2007                (38)
Topix Index                           214           Sep-2007             (2,350)
U.S. 2 Year Treasury Note             (16)          Dec-2007                 (4)
U.S. 5 Year Treasury Note            (174)          Dec-2007                (71)
U.S. 10 Year Treasury Note           (124)          Sep-2007               (384)
U.S. 10 Year Treasury Note             (9)          Dec-2007                 (5)
U.S. Long Treasury Bond                (8)          Sep-2007                (21)
                                                                 ---------------
                                                                 $       (3,805)
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007


A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                   CURRENCY        CURRENCY        APPRECIATION
MATURITY                          TO DELIVER      TO RECEIVE     (DEPRECIATION)
DATE                             (THOUSANDS)      (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
9/21/07                        AUD      1,207   EUR        737   $           23
9/21/07                        AUD      1,492   GBP        622               41
9/21/07                        CAD      4,360   USD      4,136               13
9/21/07                        CHF      6,977   EUR      4,278               52
9/21/07                        EUR      2,485   AUD      4,105              (53)
9/21/07                        EUR      3,713   CHF      6,075              (29)
9/21/07                        EUR     36,662   USD     49,285             (727)
9/21/07                        GBP      1,825   AUD      4,420              (85)
9/21/07                        GBP        576   USD      1,163                2
9/21/07                        HKD     69,532   USD      8,913               (9)
9/21/07                        MXP    118,153   USD     10,517             (179)
9/21/07                        NOK      4,522   USD        758              (19)
9/21/07                        SGD     30,152   USD     19,666             (149)
9/21/07                        USD      3,187   ZAR     23,971              151
9/21/07-9/27/07                USD     14,751   AUD     18,277              107
9/21/07-9/27/07                USD     37,830   CAD     40,170              165
9/21/07-9/27/07                USD    116,765   GBP     58,772            1,733
9/21/07-9/27/07                USD     11,548   SEK     80,112               97
9/21/07-1/22/08                AUD      7,048   JPY    666,000               90
9/21/07-1/22/08                CHF     37,100   GBP     15,469              248
9/21/07-1/22/08                GBP     12,235   CHF     29,200             (299)
9/21/07-1/22/08                GBP      9,224   JPY  2,144,000              145
9/21/07-1/23/08                NZD      9,003   CHF      7,800              219
9/21/07-1/23/08                USD     57,758   JPY  6,695,308              328
9/21/07-2/21/08                CHF     11,700   NZD     13,478             (366)
9/21/07-2/21/08                CHF     37,300   USD     30,979              (84)
9/21/07-2/21/08                JPY  1,058,000   AUD     11,096             (237)
9/21/07-2/21/08                JPY  2,658,000   GBP     11,413             (229)
9/21/07-2/21/08                JPY  3,203,000   USD     27,091             (821)
9/21/07-2/21/08                USD     63,996   CHF     77,003              (60)
9/27/07                        USD      1,376   DKK      7,548                7
9/27/07                        USD      3,067   HKD     23,935                5
9/27/07                        USD      1,546   NOK      9,069               13
9/27/07                        USD        250   NZD        352               (4)
9/27/07                        USD      2,021   SGD      3,066               (5)
9/27/07-7/10/49                USD     62,999   EUR     46,407              322
                                                                 ---------------
                                                                 $          406
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007


A summary of outstanding swap agreements held by the Fund at August 31, 2007, is as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL RETURN SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Delivers payment on the quarterly reset spread from Swiss Market Index plus 23 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bear Stearns)                          CHF    01/24/08         14,200   $         (263)

Delivers payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 35 basis points times the notional amount. Fund delivers payment if the return on the spread appreciates over the payment period and receives if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              10/31/07         10,000              (13)

Delivers payment on the monthly reset spread from Lehman - CMBS AAA 8.5 Plus
   Index plus 35 basis points times the notional amount. Fund delivers payment if the return on the spread appreciates over the payment period and receives if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                     10/31/07         19,000              124

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 30 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Merrill Lynch)                                01/31/08         15,000               30

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              01/31/08         10,000               18

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 75 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                     01/31/08         12,000               13

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              09/28/07         17,000               22


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              09/28/07         15,000   $           29

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Goldman Sachs)                                10/31/07          7,000               14

Receive payment on the monthly reset spread from Bank of America - CMBS IG 10Yr
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              10/31/07          6,000              (10)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                               12/31/07          6,000              (39)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index plus 17.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                              10/31/07         10,000              (59)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                     10/31/07         16,000              (94)

Delivers payment on the quarterly reset spread from MSCI EAFE Index minus
   20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bear Stearns)                                 03/23/08         21,163             (951)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007


                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Delivers payment on the quarterly reset spread from MSCI Japan Net Index minus
   22 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                               06/30/08         20,400   $         (801)

Delivers payment on the quarterly reset spread from MSCI Japan Net Index minus
   23 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bear Stearns)                                 08/06/08         15,000              (33)

Delivers payment on the quarterly reset spread from MSCI Japan Net Index plus
   20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Goldman Sachs)                                03/24/08         20,100             (824)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $       (2,837)
==================================================================================================================================

                                                       CREDIT DEFAULT SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45          1,000   $         (154)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45          2,400             (344)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45          6,500           (1,264)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45          6,000           (1,159)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007


                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               07/25/45          2,150   $           41

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               05/24/46            300              (21)

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               05/24/46          7,850           (3,155)

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Barclays Capital)                              05/24/46          2,000             (137)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                               08/25/37          1,000             (436)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Barclays Capital)                              07/25/45          3,000           (1,036)

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           03/20/14            850               (1)

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13          1,000               (3)

Fund pays quarterly payment of 0.4400% (1.760% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000               (5)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007


                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.5500% (2.200% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000   $           (9)

Fund pays quarterly payment of 0.2000% (0.800% per annum) times the notional amount of Campbell Soup Co., 4.875%, 10/01/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           06/20/14          1,600                6

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG., Series 7 Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          8,400             (126)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,400              (17)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11            950              (11)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000              (14)

Fund pays quarterly payment of 0.4450% (1.780% per annum) times the notional amount of Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000               (5)

Fund pays quarterly payment of 0.4250% (1.700% per annum) times the notional amount of Eastman Chemical Co., 7.600%, 02/01/27. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000               (4)

Fund pays quarterly payment of 1.1800% (4.720% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000              (13)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13          1,000   $           (5)

Fund pays quarterly payment of 0.3700% (1.480% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13          1,000               (5)

Fund pays quarterly payment of 0.4750% (1.900% per annum) times the notional amount of Ltd. Brands, Inc., 6.125%, 12/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000                7

Fund pays quarterly payment of 0.7300% (2.920% per annum) times the notional amount of Masco Corp., 5.875%, 07/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13          1,000                4

Fund pays quarterly payment of 0.4750% (1.900% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000                4

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13          1,000               88

Fund pays quarterly payment of 0.2200% (0.880% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000               (1)

Fund pays quarterly payment of 0.1400% (0.560% per annum) times the notional amount of Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          2,100               --

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13          1,000               52


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.3900% (1.760% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/13          1,000   $          183

Fund pays quarterly payment of 0.1900% (0.760% per annum) times the notional amount of TJX Cos, Inc., 7.450%, 12/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000                1

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                           12/20/11          1,000                4

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bear Stearns)                                  07/25/45          1,875             (325)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bear Stearns)                                  07/25/45          1,500             (137)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   obligation. (Counterparty: JPMorgan Chase)                                            07/25/45          5,700             (803)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                                08/25/37          1,000             (466)

Fund pays quarterly payment of 0.3400% (1.360% per annum) times the notional amount of Agrium, Inc., 8.250%, 02/15/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000               (5)

Fund pays quarterly payment of 0.4600% (1.840% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000               (6)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.5500% (2.200% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000   $           (9)

Fund pays quarterly payment of 0.2150% (0.860% per annum) times the notional amount of Carnival Corp., 6.650%, 01/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            06/20/12            950                8

Fund pays quarterly payment of 0.2600% (1.040% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13          1,000                6

Fund pays quarterly payment of 1.1800% (4.720% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000              (13)

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Hasbro, Inc., 2.750%, 12/01/21. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000                4

Fund pays quarterly payment of 0.7700% (3.080% per annum) times the notional amount of Jones Apparel Group, Inc., 5.125%, 11/15/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000               12

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000               (4)

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13          1,000               88

Fund pays quarterly payment of 0.2800% (1.120% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13          1,000                3


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2200% (0.880% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000   $           (1)

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13          1,000               52

Fund pays quarterly payment of 0.2000% (0.800% per annum) times the notional amount of PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000               (1)

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/13          1,000              155

Fund pays quarterly payment of 0.2700% (1.080% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            12/20/11          1,000                5

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Washington Mutual Co., 5.250%, 09/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                            03/20/12          1,000               30

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 07/25/45          3,500             (612)

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 05/25/46          1,900               75

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 05/25/46          1,900               70


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 08/25/37            500   $         (237)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 08/25/37          8,750           (3,845)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                 08/25/37          2,900           (1,000)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11            850               (5)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG., Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          5,100              (34)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11         18,400             (126)

Fund pays quarterly payment of 0.4400% (1.760% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          2,000              (16)

Fund pays quarterly payment of 0.0625% (0.250% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/13          1,000                6

Fund pays quarterly payment of 0.1300% (0.520% per annum) times the notional amount of Lowe's Cos., 8.250%, 06/01/10. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          1,000                3


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          1,000   $           (4)

Fund pays quarterly payment of 0.9000% (3.600% per annum) times the notional amount of MDC Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          1,000               14

Fund pays quarterly payment of 0.2800% (1.120% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/13          1,000                3

Fund pays quarterly payment of 0.6900% (2.760% per annum) times the notional amount of RR Donnelly & Sons Co., 4.950%, 04/01/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          1,000              (14)

Fund pays quarterly payment of 0.2700% (1.080% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          1,000                5

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             03/20/12          1,000                6

Fund pays quarterly payment of 0.3380% (1.352% per annum) times the notional amount of Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                             12/20/11          1,000               (1)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Wachovia)                                      05/25/46          1,700              124

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Wachovia)                                      07/25/45          1,000             (156)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Wachovia)                                      05/25/46          1,200   $           64

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Wachovia)                                      05/25/46          1,550               --

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      (14,622)
==================================================================================================================================


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
August 31, 2007


       Percentages are based on Net Assets of $2,427,464 ($ Thousands).

*      Non-Income Producing Security

**     Rate shown is the 7-day effective yield as of August 31, 2007.

+      Real Estate Investments Trust

++     Affiliated Security

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $134,408 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2007 was $143,345 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(E)    The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR    -- American Depositary Receipt
AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CHF    -- Swiss Franc
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
DKK    -- Danish Krone
EUR    -- Euro
EXL    -- Extendable Maturity
FDR    -- Fiduciary Depositary Receipt
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GDR    -- Global Depositary Receipt
GNMA   -- Government National Mortgage Association
HKD    -- Hong Kong Dollar
IO     -- Interest Only - face amount represents notional amount
JPY    -- Japanese Yen
LLC    -- Limited Liability Company
MTN    -- Medium Term Note
MXP    -- Mexican Peso
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NVDR   -- Non-Voting Depositary Receipt
NZD    -- New Zealand Dollar
SDR    -- Swedish Depositary Receipt
SEK    -- Swedish Krona
Ser    -- Series
SGD    -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar
ZAR    -- South African Rand

       Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $2,412,836 ($ Thousands), and the unrealized appreciation and depreciation were $289,523 ($ Thousands) and $(43,674) ($ Thousands), respectively.

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 26.7%
   Alpha Topco-B1
      7.915%, 12/31/13                            $         571   $         549
   Alpha Topco-B2
      7.915%, 12/31/13                                      429             411
   Alpha Topco-B3 (E)
      0.000%, 12/31/13                                       --              --
   Alpha Topco-D, 2nd Lien
      9.040%, 06/30/14                                    1,000             957
   Blockbuster
      8.631%, 08/20/11                                    1,029             995
   Boston Generating LLC, 1st Lien
      7.610%, 12/20/13                                      777             748
   Boston Generating LLC, 1st Lien
      (Synthetic)
      7.610%, 12/20/13                                      172             166
      7.610%, 12/20/13                                       48              46
   Brickman Group Holdings, Tranche B
      7.340%, 01/23/14                                      998             945
   CCS Medical
      8.820%, 09/30/12                                      995             973
   Caritor
      7.610%, 05/17/13                                      930             842
   Caritor (Synthetic)
      7.610%, 05/11/13                                       70              63
   Cequel Communications. 1st Lien
      7.360%, 11/05/13                                      499             470
   Charter Communications
      7.360%, 06/05/14                                    1,000             945
   Clarke American, Tranche B
      7.840%, 03/09/14                                    2,000           1,812
   Crescent Resources, LLC
      8.320%, 09/07/12                                    1,000             947
   Dollar General, Tranche B-1 (E)
      0.000%, 07/07/14                                    1,000             926
   Dynea North, 1st Lien
      8.110%, 07/10/14                                    1,000             950
   Ford Motor
      8.360%, 12/15/13                                    1,493           1,398
   Ginn La Conduit Lender, 1st Lien,
      Tranche A
      5.250%, 06/08/11                                      315             272
   Ginn La Conduit Lender, 1st Lien,
      Tranche B
      8.860%, 06/08/11                                      681             587
   Greenwood Racing
      7.570%, 11/28/11                                      998             955
   Healthsouth
      7.860%, 03/10/13                                      847             813
   Helix Energy Solutions Group
      7.330%, 07/01/13                                    1,477           1,423
   Kepler Holdings
      10.850%, 06/30/09                                   1,000             960
   Knology
      7.590%, 04/13/12                                    1,000             970
   Lake at Las Vegas Joint Venture
      15.460%, 06/20/12                                     880             796
   Lake at Las Vegas Joint Venture
      (Synthetic Revolver)
      15.460%, 06/20/12                                     120             118
   Level 3 Financing
      7.610%, 03/01/14                                    1,500           1,427
   Lifecare Holding (Rainier
      Acquisition) (E)
      0.000%, 08/11/12                                    1,000             915

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Michaels Stores
      7.625%, 10/31/13                            $           4   $           4
   Monitor Oil
      10.860%, 11/12/07                                     995             990
   Montecito Broadcast Group
      7.860%, 01/27/13                                      988             963
   Movie Gallery, 1st Lien (A)
      3.136%, 03/08/12                                      480             400
   Movie Gallery, 1st Lien (Synthetic) (A)
      3.139%, 03/08/12                                       20              17
   Northwest Airlines (E)
      0.000%, 08/21/08                                    1,000             939
   Onex Carestream Finance
      7.340%, 04/10/13                                    1,000             928
   Orbitz Worldwide
      8.340%, 07/25/14                                    1,000             970
   Realogy (Synthetic) (E)
      0.000%, 10/10/13                                      118             107
   Realogy, Term B (E)
      0.000%, 10/10/13                                      882             797
   Sabre
      7.608%, 09/30/14                                    1,458           1,348
   Solo Cup Company
      8.947%, 02/27/11                                      997             979
   Spirit Finance
      8.360%, 07/15/13                                    1,000             900
   Tribune, Tranche B
      8.360%, 05/09/14                                      600             541
   Tribune, Tranche X
      7.860%, 05/09/09                                      373             362
   US Airways Group
      7.860%, 03/19/14                                    1,000             941
   Univision Communications
      7.605%, 08/15/14                                      470             434
      1.000%, 08/15/14 (G)                                   60               5
   Venoco, 2nd Lien
      9.360%, 05/07/14                                    2,000           1,957
   Verint Systems
      8.106%, 05/09/14                                    1,877           1,797
   WM Bolthouse Farms, 1st Lien
      7.625%, 12/17/12                                    1,489           1,423
                                                                  --------------
Total Loan Participations
   (Cost $42,307) ($ Thousands)                                          40,181
                                                                  --------------
ASSET-BACKED SECURITIES -- 24.3%

AUTOMOTIVE -- 3.1%
   Aesop Funding II LLC, Ser 2003-3A, Cl A3 (B)
      3.720%, 07/20/09                                      330             326
   Aesop Funding II LLC, Ser 2005-1A, Cl A1 (B)
      3.950%, 04/20/09                                      400             397
   AmeriCredit Automobile
      Receivables Trust, Ser 2004-BM, Cl A4
      2.670%, 03/07/11                                      253             250
   AmeriCredit Automobile
      Receivables Trust, Ser 2006-1, Cl A3
      5.110%, 10/06/10                                      300             299


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   AmeriCredit Automobile
      Receivables Trust, Ser 2006-1, Cl B
      5.200%, 03/06/11                            $         195   $         194
   AmeriCredit Automobile
      Receivables Trust, Ser 2007-AX, Cl A4 (C)
      5.370%, 10/06/13                                      285             285
   AmeriCredit Automobile
      Receivables Trust, Ser 2007-CM, Cl A4A
      5.550%, 04/07/14                                      500             496
   AmeriCredit Automobile
      Recievables Trust, Ser 2007-BF, Cl A3A
      5.160%, 04/06/12                                      300             299
   Banc of America Securities Auto
      Trust, Ser 2005-WF1, Cl A3
      3.990%, 08/18/09                                      200             199
   Capital Auto Receivables Asset
      Trust, Ser 2007-1, Cl B
      5.150%, 09/17/12                                      230             223
   Capital One Prime Auto
      Receivables, Ser 2004-3, Cl A3
      3.390%, 01/15/09                                       29              29
   Carmax Auto Owner Trust, Ser 2005-1, Cl A3
      4.130%, 05/15/09                                       43              42
   Carmax Auto Owner Trust, Ser 2007-1, Cl C
      5.530%, 07/15/13                                       50              50
   Ford Credit Auto Owner Trust, Ser 2006-A, Cl C
      5.480%, 09/15/11                                      250             248
   Harley Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
      5.540%, 04/15/15                                      105             104
   Honda Auto Receivables Owners
      Trust, Ser 2004-3, Cl A3
      2.910%, 10/20/08                                       34              34
   Honda Auto Receivables Owners
      Trust, Ser 2004-3, Cl A4
      3.280%, 02/18/10                                      200             197
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
      5.960%, 12/15/13                                      400             404
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A2
      5.200%, 12/15/10                                      385             384
   Volkswagen Auto Lease Trust, Ser 2006-A,
      Cl A3
      5.500%, 09/21/09                                      225             225
                                                                  --------------
                                                                          4,685
                                                                  --------------
CREDIT CARDS -- 3.9%
   Advanta Business Card Master
      Trust, Ser 2005-C1, Cl C1 (C)
      6.048%, 09/20/07                                      400             398
   Advanta Business Card Master
      Trust, Ser 2007-B1, Cl B (C)
      5.788%, 12/22/14                                      400             395
   American Express Credit Account
      Master Trust, Ser 2007-2, Cl B (C)
      5.791%, 09/15/16                                      145             142

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bank One Issuance Trust, Ser 2003-B1,
      Cl B1 (C)
      5.981%, 09/15/07                            $         285   $         285
   Bank One Issuance Trust, Ser 2003-C2,
      Cl C2 (C)
      6.751%, 09/16/07                                      500             501
   Bank of America Credit Card Trust,
      Ser 2007-C1, Cl C1 (C)
      5.901%, 09/26/07                                      450             441
   Capital One Multi-Asset Execution
      Trust, Ser 2005-C1, Cl C1 (C)
      6.011%, 02/15/13                                      350             345
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2 (C)
      5.911%, 09/15/07                                      400             388
   Chase Issuance Trust, Ser 2005-C2,
      Cl C2 (C)
      6.051%, 01/15/15                                      400             387
   Citibank Credit Card Issuance Trust,
      Ser 2001-C1, Cl C1 (C)
      6.440%, 01/15/10                                      400             401
   First National Master Note Trust,
      Ser 2007-1, Cl B (C)
      5.811%, 04/15/13                                      320             317
   First USA Credit Card Master Trust,
      Ser 1998-2, Cl C (B)
      6.800%, 02/18/11                                      550             549
   GE Capital Credit Card Master Note
      Trust, Ser 2007-3, Cl C (C)
      5.911%, 06/15/13                                      500             491
   Household Affinity Credit Card
      Master Note Trust, Ser 2003-1, Cl B (C)
      6.161%, 09/15/07                                      475             476
   MBNA Credit Card Master Note
      Trust, Ser 2006-C2, Cl C2 (C)
      5.911%, 08/15/13                                      300             293
                                                                  --------------
                                                                          5,809
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 15.8%
   Ace Securities, Ser 2006-HE1, Cl A2A (C)
      5.585%, 02/25/36                                       55              54
   Adjustable Rate Mortgage Trust,
      Ser 2005-12, Cl 2A1 (C)
      5.687%, 03/25/36                                      533             533
   American Tower Trust, Ser 2007-1A,
      Cl D (B)
      5.957%, 04/15/37                                      250             243
   Banc of America Funding, Ser 2005-F,
      Cl 4A1 (C)
      5.350%, 09/01/07                                      559             555
   Banc of America Funding, Ser 2006-D,
      Cl 3A1 (C)
      5.570%, 09/01/07                                      505             504
   Banc of America Mortgage
      Securities, Ser 2005-A, Cl 2A1 (C)
      4.459%, 02/25/35                                      330             324
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-6, Cl 3A1 (C)
      5.286%, 09/01/07                                      442             439
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-9, Cl A1 (C)
      4.625%, 10/25/35                                      557             542


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2006-1, Cl A1 (C)
      4.625%, 09/01/07                            $         535   $         524
   Bear Stearns Commercial Mortgage
      Trust, Ser 2001-TOP2, Cl A2
      6.480%, 02/15/35                                      500             515
   Citigroup Commercial Mortgage
      Trust, Ser 2007-FL3A, Cl J (B) (C)
      6.561%, 04/15/22                                      155             152
   Citigroup Mortgage Loan Trust, Ser 2006-AR1,
      Cl 1A1 (C)
      4.900%, 10/25/35                                      553             547
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A (C)
      5.544%, 09/01/07                                      847             839
   Countrywide Home Loans, Ser 2005-HY10,
      Cl 3A1A (C)
      5.380%, 09/01/07                                      539             538
   Credit Suisse First Boston Mortgage
      Securities, Ser 2000-C1, Cl A2
      7.545%, 04/15/62                                      500             519
   Crown Castle Towers LLC, Ser 2006-1A,
      Cl E (B)
      6.065%, 11/15/36                                      380             373
   Crusade Global Trust, Ser 2007-1, Cl A1 (C)
      5.420%, 04/19/38                                      322             318
   Diversified REIT Trust, Ser 1999-1A, Cl A2
      6.780%, 03/18/11                                      153             154
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF18, Cl A2B (C)
      5.615%, 12/25/37                                      275             270
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl M2 (C)
      5.765%, 01/25/38                                      285             231
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1 (C)
      5.351%, 09/01/07                                      318             318
   First Horizon Mortgage Pass-
      Through Certificate, Ser 2005-AR4,
      Cl 2A1 (C)
      5.329%, 10/25/35                                      259             257
   GMAC Mortgage Loan Trust, Ser 2006-AR1,
      Cl 1A1 (C)
      5.599%, 09/01/07                                      114             114
   GS Mortgage Securities, Ser 2007-EOP,
      Cl K (B) (C)
      6.380%, 09/06/07                                       75              73
   GSR Mortgage Loan Trust, Ser 2006-AR1,
      Cl 2A2 (C)
      5.181%, 01/25/36                                      420             416
   GSR Mortgage Loan Trust, Ser 2006-AR2,
      Cl 3A1 (C)
      5.748%, 04/25/36                                       77              77
   Harborview Mortgage Loan Trust,
      Ser 2005-14, Cl 3A1A (C)
      5.304%, 12/19/35                                      401             399
   Holmes Master Issuer PLC, Ser 2007-1,
      Cl 1C1 (C)
      5.640%, 10/16/07                                      100              99
   Holmes Master Issuer PLC, Ser 2007-2A,
      Cl 1C (C)
      5.604%, 10/16/07                                      165             165

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Trust, Ser 2007-A3,
      Cl 1A1 (C)
      5.494%, 09/01/07                            $         502   $         502
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 2A1 (C)
      5.397%, 02/25/36                                      321             319
   Master Adjustable Rate Mortgages
      Trust, Ser 2005-6, Cl 5A1 (C)
      5.045%, 07/25/35                                      560             555
   Merrill Lynch First Franklin
      Mortgage Loan Trust, Ser 2007-4,
      Cl M6 (C)
      6.205%, 07/25/37                                      100              68
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 2A1 (C)
      4.529%, 12/25/34                                      352             349
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A (C)
      5.148%, 12/25/35                                      438             434
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E (C)
      5.148%, 12/25/35                                      207             205
   Morgan Stanley Capital I, Ser 2007-HE2,
      Cl M2 (C)
      5.765%, 01/25/37                                      150              99
   Morgan Stanley Capital I, Ser 2007-XLFA,
      Cl C (B) (C)
      5.771%, 10/15/20                                      240             238
   Morgan Stanley Home Equity
      Loans, Ser 2005-3, Cl M1 (C)
      5.955%, 08/25/35                                      350             301
   Morgan Stanley Home Equity
      Loans, Ser 2005-4, Cl M1 (C)
      5.915%, 09/25/35                                      370             319
   MortgageIT Trust, Ser 2005-1, Cl 2A (C)
      4.250%, 02/25/35                                      554             534
   MortgageIT Trust, Ser 2005-4, Cl A1 (C)
      5.785%, 09/25/07                                      532             521
   Option One Mortgage Loan Trust,
      Ser 2005-3, Cl M1 (C)
      5.975%, 09/25/07                                      330             288
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl M1 (C)
      5.895%, 09/27/07                                      470             392
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1 (F)
      5.900%, 03/25/37                                      324             321
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (C)
      5.625%, 09/26/07                                      285             283
   Pendeford Master Issuer PLC, Ser 2007-1A,
      Cl 1C (B) (C)
      5.800%, 05/12/59                                      225             224
   Permanent Master Issuer PLC, Ser 2007-1,
      Cl 1C (C)
      5.530%, 07/15/42                                      150             150
   Residential Asset Securities, Ser 2005-KS12,
      Cl M1 (C)
      5.945%, 09/25/07                                      375             302
   Residential Funding Mortgage
      Securities, Ser 2005-SA5, Cl 2A (C)
      5.335%, 11/25/35                                      199             198


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Funding Mortgage
      Securities, Ser 2006-SA1, Cl 1A1 (C)
      5.674%, 02/25/36                            $         175   $         174
   Residential Funding Mortgage
      Securities, Ser 2007-SA2, Cl 2A2 (C)
      5.681%, 09/01/07                                      376             378
   Residential Funding Mortgage
      Securities, Ser 2007-SA3, Cl 2A1 (C)
      5.789%, 07/27/37                                      494             476
   Securitized Asset-Backed
      Receivables LLC, Ser 2007-NC2, Cl M2 (C)
      5.765%, 01/25/37                                      145             109
   Washington Mutual Mortgage Pass-
      Through Certificate, Ser 2004-AR5,
      Cl A6 (C)
      3.843%, 09/01/07                                      600             586
   Washington Mutual Mortgage Pass-
      Through Certificate, Ser 2005-AR14,
      Cl 1A4 (C)
      5.059%, 12/25/35                                      525             519
   Washington Mutual Mortgage Pass-
      Through Certificate, Ser 2005-AR3,
      Cl A2 (C)
      4.637%, 09/01/07                                      477             470
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-EE, Cl 2A2 (C)
      3.989%, 09/01/07                                      468             458
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-Z, Cl 2A1 (C)
      4.575%, 09/01/07                                      570             562
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16, Cl 3A2 (C)
      4.996%, 09/01/07                                      148             147
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR4, Cl 2A2 (C)
      4.523%, 09/01/07                                      545             536
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10, Cl 2A1 (C)
      5.640%, 07/25/36                                      551             547
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR12, Cl 2A1 (C)
      6.101%, 09/25/36                                      320             321
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR13, Cl A2 (C)
      5.760%, 09/25/36                                      541             539
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR5, Cl 2A1 (C)
      5.531%, 09/01/07                                      468             467
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6, Cl 3A1 (C)
      5.094%, 09/01/07                                      438             433

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR8, Cl 2A1 (C)
      5.240%, 09/01/07                            $         335   $         333
                                                                  --------------
                                                                         23,749
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 1.5%
   ACAS Business Loan Trust, Ser 2007-1A,
      Cl C (B) (C)
      6.203%, 08/16/19                                      530             496
   Caterpillar Financial Asset Trust,
      Ser 2005-A, Cl A3
      3.900%, 02/25/09                                       91              91
   Cit Equipment Collateral, Ser 2006-VT1, Cl B
      5.230%, 02/20/13                                      161             162
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2 (B)
      5.261%, 04/25/37                                      400             395
   GE Dealer Floorplan Master Note
      Trust, Ser 2006-2, Cl C (C)
      5.968%, 04/20/13                                      120             119
   John Deere Owner Trust, Ser 2007-A, Cl A2
      5.210%, 10/15/09                                       85              85
   Lambda Finance, Ser 2005-1A, Cl A3 (B) (C)
      5.788%, 11/15/29                                      400             398
   Marlin Leasing Receivables LLC,
      Ser 2006-1A, Cl A2 (B)
      5.430%, 11/17/08                                      209             209
   Peco Energy Transition Trust, Ser 2000-A,
      Cl A3
      7.625%, 03/01/10                                      295             306
   Superior Wholesale Inventory
      Financing Trust, Ser 2007-AE1, Cl B (C)
      5.911%, 09/15/07                                       25              25
   Superior Wholesale Inventory
      Financing Trust, Ser 2007-AE1, Cl C (C)
      6.211%, 01/15/12                                       45              45
                                                                  --------------
                                                                          2,331
                                                                  --------------
Total Asset-Backed Securities
   (Cost $37,315) ($ Thousands)                                          36,574
                                                                  --------------
CORPORATE OBLIGATIONS -- 12.7%

CONSUMER DISCRETIONARY -- 1.3%
   CBS
      7.700%, 07/30/10                                      250             265
   COX Communications
      4.625%, 01/15/10                                      300             295
   Daimler Finance NA LLC
      7.200%, 09/01/09                                      300             310
   Macy's Retail Holdings
      6.300%, 04/01/09                                      300             302
      5.350%, 03/15/12                                      225             223
   Time Warner Cable (B)
      5.400%, 07/02/12                                      500             494
                                                                  --------------
                                                                          1,889
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.6%
   Altria Group
      7.000%, 11/04/13                            $         250   $         271
   General Mills (C)
      5.490%, 10/23/07                                      400             398
   Miller Brewing (B)
      4.250%, 08/15/08                                      300             296
                                                                  --------------
                                                                            965
                                                                  --------------
ENERGY -- 0.3%
   Canadian Natural Resources
      5.700%, 05/15/17                                      150             147
   KeySpan
      7.625%, 11/15/10                                      300             318
                                                                  --------------
                                                                            465
                                                                  --------------
FINANCIALS -- 8.3%
   Ameriprise Financial
      5.350%, 11/15/10                                      300             303
   Banco Santander Chile (B) (C)
      5.710%, 09/09/07                                      450             451
   CIT Group
      3.375%, 04/01/09                                      300             281
   Capital One Financial MTN
      5.700%, 09/15/11                                      300             295
   Capmark Financial Group (B) (C)
      6.030%, 05/10/10                                      500             465
   Citigroup (C)
      5.630%, 09/11/07                                      300             294
   Comerica Bank (C)
      5.548%, 06/19/09                                      275             275
   Countrywide Financial MTN (C)
      5.500%, 10/05/07                                      500             463
   Everest Reinsurance Holdings
      8.750%, 03/15/10                                      295             318
   Everest Reinsurance Holdings (C)
      6.600%, 05/15/37                                      450             419
   General Electric Capital (C)
      5.450%, 10/28/07                                      275             273
   Goldman Sachs Capital III (C)
      6.130%, 09/29/49                                      500             454
   Goldman Sachs Group (C)
      5.540%, 11/06/07                                      500             489
   Hartford Financial Services Group
      7.900%, 06/15/10                                      250             269
   Huntington National Bank
      4.375%, 01/15/10                                      300             296
   International Lease Finance MTN,
      Ser P (C)
      5.760%, 01/15/10                                      500             500
   JP Morgan Chase Capital XXI, Ser U (C)
      6.309%, 02/02/37                                      550             479
   Lehman Brothers Holdings MTN, Ser G (C)
      5.630%, 11/10/09                                      500             487
   Liberty Property LP+
      7.250%, 03/15/11                                      300             312
   Monumental Global Funding (B) (C)
      5.560%, 10/16/07                                      450             450
   Morgan Stanley MTN, Ser G (C)
      5.660%, 10/04/07                                      400             388
   Prudential Financial MTN
      5.100%, 12/14/11                                      300             298

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RSHB Captl
      7.175%, 05/16/13                            $          40   $          41
      6.299%, 05/15/17 (B)                                  205             194
   Reinsurance Group of America
      5.625%, 03/15/17                                      300             291
   Residential Capital LLC (C)
      7.595%, 11/22/07                                      490             387
      7.460%, 10/17/07                                      250             200
   State Street (C)
      5.460%, 04/30/12                                      285             283
   Textron Financial MTN
      4.600%, 05/03/10                                      350             348
   UBS Luxembourg (C)
      6.230%, 02/11/15                                      130             131
   Union Planters
      7.750%, 03/01/11                                      250             271
   Unitrin
      6.000%, 05/15/17                                      260             262
      4.875%, 11/01/10                                      300             302
   VTB 24 Capital PLC MTN, Ser E (C)
      6.180%, 12/07/09                                      200             198
   VTB Capital (B) (C)
      6.110%, 09/21/07                                      250             250
   Wachovia (C)
      5.480%, 09/15/07                                      425             422
   Western Union
      5.400%, 11/17/11                                      300             300
   Willis North America
      5.125%, 07/15/10                                      300             296
                                                                  --------------
                                                                         12,435
                                                                  --------------
HEALTH CARE -- 0.2%
   Wyeth
      6.950%, 03/15/11                                      250             264
                                                                  --------------
INDUSTRIALS -- 0.2%
   Continental Airlines, Ser 061G (C)
      5.710%, 06/02/13                                      300             300
                                                                  --------------
SOVEREIGN -- 0.1%
   Republic of Trinidad & Tobago
      9.875%, 10/01/09                                      150             163
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.6%
   Corning
      6.050%, 06/15/15                                      300             302
   Telecom Italia Capital (C)
      5.970%, 10/18/07                                      300             298
   Vodafone Group PLC (C)
      5.785%, 11/27/07                                      300             300
                                                                  --------------
                                                                            900
                                                                  --------------
UTILITIES -- 1.1%
   Dominion Resources, Ser B (C)
      5.755%, 11/14/07                                      450             451
   Nisource Finance (C)
      6.064%, 11/23/07                                      500             495
   Ohio Power (C)
      5.540%, 04/05/10                                      270             267
   PSEG Power
      3.750%, 04/01/09                                      300             293


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Southern, Ser A
      5.300%, 01/15/12                            $         175   $         175
                                                                  --------------
                                                                          1,681
                                                                  --------------
Total Corporate Obligations
   (Cost $19,569) ($ Thousands)                                          19,062
                                                                  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.3%
   FHLMC CMO, Ser 3153, Cl FX
      5.961%, 09/15/07                                      560             554
   FNMA (A)
      5.189%, 09/19/07                                    1,085           1,082
   FNMA TBA
      6.000%, 11/01/08                                        6               6
      6.000%, 06/01/21                                       80              81
      6.000%, 07/01/21                                      132             134
      6.000%, 07/01/21                                       48              48
      6.000%, 08/01/21                                      812             820
      6.000%, 09/01/21                                       23              23
      6.000%, 09/01/21                                      881             891
      6.000%, 10/01/21                                      756             764
      6.000%, 10/01/21                                      765             774
      6.000%, 10/01/21                                       28              29
      6.000%, 11/01/21                                       86              87
      6.000%, 12/01/21                                       70              71
      6.000%, 10/01/26                                    4,912           4,939
      6.000%, 04/01/27                                      681             684
      5.500%, 10/01/20                                      204             203
      5.500%, 02/01/22                                      482             480
      5.500%, 03/01/22                                      752             747
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $12,469) ($ Thousands)                                          12,417
                                                                  --------------
TIME DEPOSITS -- 5.1%
   Royal Bank of Canada
      5.260%, 09/12/07                                    3,038           3,038
   Royal Bank of Scotland
      5.370%, 09/28/07                                    2,553           2,553
   UBS London
      5.520%, 10/10/07                                    1,022           1,022
      5.270%, 09/12/07                                    1,017           1,017
                                                                  --------------
Total Time Deposits
   (Cost $7,630) ($ Thousands)                                            7,630
                                                                  --------------
CASH EQUIVALENT -- 3.7%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510% *++               5,555,742           5,556
                                                                  --------------
Total Cash Equivalent
   (Cost $5,556) ($ Thousands)                                            5,556
                                                                  --------------
CERTIFICATE OF DEPOSIT -- 0.1%
   Sovereign Bank
      4.000%, 02/01/08                                      100              99
                                                                  --------------
Total Certificate of Deposit
   (Cost $99) ($ Thousands)                                                  99
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (D) -- 0.6%
Bank of New York
   5.370%, dated 08/31/07, to be
   repurchased on 09/04/07, repurchase
   price $900,532 (collateralized by a
   U.S. Government Obligation, par
   value $933,422, 5.500%, 08/01/37,
   total market value $918,000)                   $         900   $         900
                                                                  --------------
Total Repurchase Agreement
   (Cost $900) ($ Thousands)                                                900
                                                                  --------------
Total Investments -- 81.5%
   (Cost $125,845) ($ Thousands)+++                               $     122,419
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                  Number of                       Appreciation/
                                  Contracts       Expiration     (Depreciation)
Type of Contract                 Long (Short)        Date         ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                          61           Dec-2007      $           26
90-Day Euro$                          30           Dec-2010                  30
90-Day Euro$                         (60)          Sep-2008                 (38)
U.S. 2 Year Treasury Note             39           Dec-2007                 (11)
U.S. 5 Year Treasury Note            (42)          Dec-2007                   2
U.S. 10 Year Treasury Note          (125)          Dec-2007                   8
                                                                 ---------------

                                                                 $           17
                                                                 ===============

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                               CURRENCY           CURRENCY         APPRECIATION
MATURITY                      TO DELIVER         TO RECEIVE      (DEPRECIATION)
DATE                          (THOUSANDS)        (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
9/12/07                     AUD          447   EUR          272  $            8
9/12/07                     AUD          183   GBP           76               5
9/12/07                     CAD        1,630   USD        1,543               2
9/12/07                     CHF        1,784   EUR        1,095              15
9/12/07                     EUR          731   AUD        1,210             (13)
9/12/07                     EUR        1,291   CHF        2,116              (8)
9/12/07                     GBP          422   AUD        1,019             (23)
9/12/07                     GBP          292   USD          592               3
9/12/07                     USD        1,414   CAD        1,510              14
9/12/07                     USD        1,159   GBP          576               2
9/12/07-1/11/08             AUD        2,663   JPY      250,000              18
9/12/07-1/11/08             CHF        1,800   NZD        2,065             (62)
9/12/07-1/11/08             JPY      250,000   AUD        2,556            (105)
9/12/07-1/11/08             NZD        1,765   CHF        1,500              18
9/12/07-2/12/08             CHF       10,500   GBP        4,367              34
9/12/07-2/12/08             CHF        8,400   USD        6,988              (3)
9/12/07-2/12/08             USD        5,857   CHF        7,000             (28)
9/12/07-2/13/08             GBP        3,696   JPY      858,000              42
9/12/07-2/13/08             JPY    1,004,000   GBP        4,313             (74)
9/12/07-2/13/08             JPY      659,000   USD        5,621            (134)
9/12/07-2/13/08             USD        4,974   JPY      584,000             122
10/10/07-1/11/08            GBP        3,209   CHF        7,700             (35)
                                                                 ---------------

                                                                 $         (202)
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007


A summary of outstanding swap agreements held by the Fund at August 31, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NET UNREALIZED
                                                                                                        NOTIONAL     APPRECIATION/
                                                                                         EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                 DATE      (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                        CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                07/25/45          2,750   $         (539)

Fund receives monthly payment of 0.5700% (6.840% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Goldman Sachs)                                  06/20/12          1,700              (34)

Fund receives monthly payment of 0.8600% (10.320% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Goldman Sachs)                                  06/20/17          1,000               36

Fund receives monthly payment of 0.7900% (9.480% per annum) times the notional amount of MBI Index. Upon a defined credit event, Fund pays the
   notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Goldman Sachs)                                  09/20/12            500              (19)

Fund receives monthly payment of 0.3750% (4.500% per annum) times the notional amount of Pemex Project Funding Master Trust. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Goldman Sachs)                                  06/20/12          1,700              (22)

Fund receives monthly payment of 0.5699% (6.839% per annum) times the notional amount of Pemex Project Funding Master Trust. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Goldman Sachs)                                  06/20/17          1,000               21
                                                                                         -------------------------------------------

                                                                                                                    $         (557)
====================================================================================================================================

                                                          TOTAL RETURN SWAP
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NOTIONAL    NET UNREALIZED
                                                                                         EXPIRATION      AMOUNT      APPRECIATION
DESCRIPTION                                                                                 DATE      (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index plus 30 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Goldman Sachs)                                 11/01/07          7,000   $          (41)
====================================================================================================================================


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
August 31, 2007


Percentages are based on Net Assets of $150,272 ($ Thousands).

* Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investments Trust

++ Affiliated Security

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(D) Tri-Party Repurchase Agreement

(E) Unsettled Position -- Interest rate will not be known until settlement.

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.

(G) Unfunded bank loan.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium Term Note
NZD -- New Zealand Dollar
PLC -- Public Liability Company
Ser -- Series
TBA -- To Be Announced
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $125,845 ($ Thousands), and the unrealized appreciation and depreciation were $46 ($ Thousands) and $(3,472) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 47.7%
   FHLB
         6.500%, 09/01/37                         $      39,536   $      39,899
         5.400%, 01/02/09                                 4,470           4,471
         4.867%, 09/19/07 (E)                               563             562
   FHLB CMO, Ser 2014-17, Cl 1
         5.340%, 03/20/14                                14,836          14,836
   FHLB CMO, Ser 2015-VN, Cl A
         5.460%, 11/27/15                                14,107          14,107
   FHLMC
      9.750%, 10/01/14                                        5               5
      8.500%, 09/01/08 to 04/01/09                            7               7
      7.500%, 11/01/17 to 06/01/32                        1,037           1,083
      7.000%, 11/01/15 to 06/01/32                        5,595           5,797
      7.000%, 09/01/07 (F)                                  102             105
      6.500%, 10/01/16 to 10/01/36                       35,243          35,908
      6.000%, 01/01/13 to 06/01/35                       25,033          25,183
      6.000%, 06/15/11 (J)                                6,320           6,595
      5.661%, 03/15/31 (E)                                4,243           1,241
      5.625%, 11/23/35  (J)                               5,250           5,112
      5.500%, 09/01/13 to 10/15/37                       51,038          50,368
      5.205%, 09/17/07 (E)                                  438             437
      5.158%, 09/07/07 (E)                                3,830           3,828
      5.115%, 10/29/07 (E)                                   69              68
      5.000%, 04/01/20 to 12/01/34                       55,857          53,983
      4.500%, 05/01/18 to 08/01/20                       11,908          11,483
      4.000%, 07/01/18 to 01/01/34                       50,884          47,765
   FHLMC ARM
      6.689%, 09/01/07                                    4,925           5,000
      6.627%, 09/01/07                                    4,201           4,279
      6.534%, 09/01/07                                    5,993           6,097
      6.473%, 01/01/37                                   14,427          14,550
      6.315%, 03/01/37                                   11,933          12,047
      6.178%, 01/01/37                                    9,386           9,477
      6.157%, 01/01/37                                    3,649           3,673
      6.009%, 04/01/37                                    5,356           5,360
      5.940%, 04/01/37                                    5,198           5,210
      5.939%, 03/01/37                                    3,788           3,800
      5.920%, 04/01/37                                   22,937          22,992
      5.904%, 04/01/37                                    8,699           8,704
      5.895%, 01/01/37                                    3,861           3,845
      5.876%, 04/01/36                                    3,603           3,625
      5.775%, 07/01/37                                    6,376           6,393
      5.767%, 05/01/37                                    2,432           2,429
      5.703%, 05/01/37                                    5,988           5,977
      5.699%, 03/01/36                                    1,774           1,761
      5.667%, 06/01/37                                    4,649           4,642
      5.541%, 06/01/37                                    5,232           5,214
      5.188%, 12/01/35                                    1,095           1,081
      5.126%, 01/01/36                                    6,793           6,660
   FHLMC CMO, Ser 1, Cl Z
      9.300%, 04/15/19                                       37              39
   FHLMC CMO, Ser 1081, Cl K
      7.000%, 05/15/21                                      632             662
   FHLMC CMO, Ser 1101, Cl M
      6.950%, 07/15/21                                      341             340
   FHLMC CMO, Ser 1611, Cl Z
      6.500%, 11/15/23                                   10,128          10,372
   FHLMC CMO, Ser 1983, Cl Z
      6.500%, 12/15/23                                    1,399           1,426
   FHLMC CMO, Ser 2043, Cl CJ
      6.500%, 04/15/28                                    2,852           2,933
   FHLMC CMO, Ser 2256, Cl PA
      6.000%, 11/15/26                                    8,128           8,245

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2389, Cl CD
      6.000%, 03/15/16                            $       2,501   $       2,521
   FHLMC CMO, Ser 2542, Cl ES
      5.000%, 12/15/17                                    3,680           3,595
   FHLMC CMO, Ser 2544, Cl IW, IO
      5.500%, 03/15/26                                    1,316              35
   FHLMC CMO, Ser 2579, Cl PI, IO
      5.500%, 03/15/27                                      120
   FHLMC CMO, Ser 2583, Cl TD
      4.500%, 12/15/13                                    3,435           3,353
   FHLMC CMO, Ser 2590, Cl NU
      5.000%, 06/15/17                                    1,808           1,792
   FHLMC CMO, Ser 2603, Cl KT
      4.750%, 07/15/14                                    3,622           3,480
   FHLMC CMO, Ser 2614, Cl TD
      3.500%, 05/15/16                                    5,835           5,651
   FHLMC CMO, Ser 2623, Cl AJ
      4.500%, 09/01/07                                    2,531           2,461
   FHLMC CMO, Ser 2631, Cl MC
      5.000%, 02/15/32                                      481             457
   FHLMC CMO, Ser 2631, Cl MT
      3.500%, 01/15/22                                    1,985           1,975
   FHLMC CMO, Ser 2645, Cl MK
      3.500%, 07/15/22                                    2,868           2,849
   FHLMC CMO, Ser 2647, Cl PJ
      3.250%, 06/15/26                                   10,964          10,699
   FHLMC CMO, Ser 2672, Cl HA
      4.000%, 09/15/16                                    1,957           1,904
   FHLMC CMO, Ser 2733, Cl ME
      5.000%, 01/15/34                                    6,302           5,795
   FHLMC CMO, Ser 2735, Cl OG
      5.000%, 08/15/32                                    1,507           1,447
   FHLMC CMO, Ser 2735, Cl PG
      5.500%, 09/15/32                                      520             496
   FHLMC CMO, Ser 2776, Cl AC
      5.000%, 09/15/31                                    1,268           1,179
   FHLMC CMO, Ser 2777, Cl KB
      5.000%, 03/15/32                                    2,745           2,597
   FHLMC CMO, Ser 2778, Cl JD
      5.000%, 12/15/32                                    2,186           2,095
   FHLMC CMO, Ser 2780, Cl TB
      3.000%, 12/15/24                                    2,287           2,245
   FHLMC CMO, Ser 2793, Cl GE
      5.500%, 11/15/32                                      434             417
   FHLMC CMO, Ser 2809, Cl HX, IO
      6.000%, 10/15/24                                    1,295              33
   FHLMC CMO, Ser 2841, Cl BD
      4.000%, 09/01/07                                      154             150
   FHLMC CMO, Ser 2883, Cl HK
      5.000%, 04/15/32                                    1,126           1,090
   FHLMC CMO, Ser 2890, Cl AP
      3.750%, 12/15/11                                    3,008           2,953
   FHLMC CMO, Ser 2899, Cl QY
      4.000%, 10/15/25                                    1,995           1,967
   FHLMC CMO, Ser 2945, Cl SA (F)
      2.193%, 09/15/07                                    6,284           5,830
   FHLMC CMO, Ser 2960, Cl NC
      5.500%, 10/15/32                                      489             477
   FHLMC CMO, Ser 2975, Cl EA
      5.000%, 09/01/07                                    2,081           2,071
   FHLMC CMO, Ser 3000, Cl PA
      3.900%, 01/15/23                                    3,423           3,343
   FHLMC CMO, Ser 3017, Cl TA
      4.500%, 08/15/35                                    3,837           3,723
   FHLMC CMO, Ser 3019, Cl VM
      5.000%, 08/15/16                                    2,057           2,033


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3020, Cl MA
      5.500%, 04/15/27                            $       4,838   $       4,859
   FHLMC CMO, Ser 3034, Cl EH
      5.500%, 12/15/34                                    6,090           6,118
   FHLMC CMO, Ser 3035, Cl PA
      5.500%, 09/15/35                                    1,576           1,583
   FHLMC CMO, Ser 3062, Cl LC
      5.500%, 11/15/28                                    2,492           2,495
   FHLMC CMO, Ser 3075, Cl PA
      5.500%, 07/15/25                                    1,816           1,823
   FHLMC CMO, Ser 3078, Cl PA
      5.500%, 07/15/24                                    2,409           2,418
   FHLMC CMO, Ser 3104, Cl QC
      5.000%, 09/15/31                                    2,782           2,698
   FHLMC CMO, Ser 3114, Cl KC
      5.000%, 02/15/30                                    3,537           3,429
   FHLMC CMO, Ser 3115, Cl MB
      5.500%, 12/15/20                                      814             804
   FHLMC CMO, Ser 3135, Cl JA
      6.000%, 09/15/27                                    5,495           5,538
   FHLMC CMO, Ser 3138, Cl PA
      5.500%, 02/15/27                                    5,319           5,341
   FHLMC CMO, Ser 3151, Cl PA
      6.000%, 09/01/07                                    7,111           7,187
   FHLMC CMO, Ser 3164, Cl NA
      6.000%, 09/01/07                                   15,835          16,020
   FHLMC CMO, Ser 3164, Cl NC
      6.000%, 12/15/32                                      537             545
   FHLMC CMO, Ser 3167, Cl QA
      6.000%, 10/15/26                                   12,922          13,074
   FHLMC CMO, Ser 3171, Cl NE
      6.000%, 09/01/07                                    2,627           2,659
   FHLMC CMO, Ser 3178, Cl MA
      6.000%, 10/15/26                                    3,214           3,252
   FHLMC CMO, Ser 3179, Cl PD
      5.750%, 09/01/07                                    9,182           9,245
   FHLMC CMO, Ser 3184, Cl LA
      6.000%, 03/15/28                                    1,156           1,171
   FHLMC CMO, Ser 3192, Cl GA
      6.000%, 03/15/27                                    4,120           4,166
   FHLMC CMO, Ser 3205, Cl PC
      6.000%, 09/15/32                                    4,464           4,516
   FHLMC CMO, Ser 3215, Cl QA
      6.000%, 06/15/27                                    5,100           5,166
   FHLMC CMO, Ser 3216, Cl NA
      6.000%, 05/15/28                                    3,489           3,535
   FHLMC CMO, Ser 3268, Cl HC
      5.000%, 12/15/32                                    1,902           1,826
   FHLMC CMO, Ser 3279, Cl PB
      5.500%, 09/15/31                                    5,386           5,359
   FHLMC CMO, Ser 3279, Cl PH
      6.000%, 02/15/27                                    3,649           3,714
   FHLMC CMO, Ser 3287, Cl GC
      5.500%, 08/15/34                                   10,659          10,478
   FHLMC CMO, Ser 3288, Cl PA
      5.500%, 05/15/29                                    6,462           6,492
   FHLMC CMO, Ser 3298, Cl VB
      5.000%, 11/15/25                                    2,051           1,900
   FHLMC CMO, Ser 3300, Cl PB
      5.500%, 02/15/31                                    2,086           2,076
   FHLMC CMO, Ser 3305, Cl PD
      5.500%, 11/15/35                                    1,788           1,736
   FHLMC CMO, Ser 3312, Cl AP
      5.500%, 11/15/25                                    2,282           2,293
   FHLMC CMO, Ser 3316, Cl EA
      5.500%, 10/15/29                                    7,433           7,465

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3316, Cl EB
      5.500%, 06/15/34                            $       3,368   $       3,316
   FHLMC CMO, Ser 3316, Cl GC
      5.500%, 05/15/33                                    4,920           4,817
   FHLMC CMO, Ser 3316, Cl HA
      5.000%, 07/15/35                                    6,762           6,605
   FHLMC CMO, Ser 3316, Cl PB
      5.500%, 03/15/31                                      993             987
   FHLMC CMO, Ser 3326, Cl PC
      5.500%, 08/15/32                                      886             870
   FHLMC CMO, Ser 3331, Cl BP
      5.500%, 02/15/31                                    4,572           4,544
   FHLMC CMO, Ser 3347, Cl PA
      5.000%, 06/15/28                                   13,652          13,598
   FHLMC CMO, Ser 3347, Cl PB
      5.000%, 11/15/30                                   10,652          10,371
   FHLMC CMO, Ser 3347, Cl PC
      5.000%, 07/15/33                                   11,937          11,417
   FHLMC CMO, Ser 3347, Cl PD
      5.000%, 09/15/35                                   11,199          10,462
   FHLMC CMO, Ser 3348, Cl QA
      6.000%, 06/15/28                                    5,424           5,505
   FHLMC CMO, Ser 3349, Cl BP
      6.000%, 03/15/32                                    5,330           5,414
   FHLMC CMO, Ser 3351, Cl PK
      5.500%, 01/15/32                                   13,888          13,872
   FHLMC CMO, Ser 3790. Cl TN
      4.000%, 05/15/24                                    2,779           2,438
   FHLMC CMO, Ser 3804, Cl EB
      5.500%, 07/15/30                                    3,885           3,902
   FHLMC MTN
      5.250%, 03/15/12                                    3,223           3,233
   FHLMC TBA
      5.000%, 09/15/33                                    7,900           7,510
   FHLMC, Ser 2825, Cl QN
      5.500%, 09/15/32                                    3,949           3,864
   FHLMC, Ser 2835, Cl NG
      5.500%, 07/15/33                                    1,240           1,198
   FHMLC
      6.500%, 10/01/33                                    3,234           3,282
   FICO STRIPS (E)
      5.285%, 09/26/19                                    6,474           3,507
   FNMA
      8.000%, 04/01/08 to 07/01/31                          582             608
      7.500%, 06/01/30
      7.250%, 01/15/10 (J)                                6,400           6,757
      7.125%, 06/15/10 (J)                                7,100           7,538
      7.000%, 03/01/09 to 04/01/32                        3,243           3,355
      6.500%, 05/01/17 to 08/01/37                       32,122          32,630
      6.000%, 04/01/17 to 08/01/37                      141,665         141,557
      5.550%, 03/29/10                                    2,659           2,660
      5.500%, 04/01/14 to 11/01/36                      163,206         160,513
      5.400%, 03/26/12                                    1,580           1,585
      5.196%, 09/19/07 (E)                                2,822           2,815
      5.125%, 04/15/11                                    3,000           3,038
      5.000%, 06/01/18 to 07/01/37                      114,907         109,827
      4.500%, 06/01/18 to 10/01/18                        6,867           6,607
      4.495%, 04/01/09                                    1,375           1,363
      4.000%, 07/01/18 to 03/01/36                       62,543          57,525
      1.000%, 03/17/08 (E)                                7,940           7,739
   FNMA ARM
      7.042%, 09/01/07                                    2,372           2,410
      7.028%, 09/01/07                                    2,453           2,492
      7.027%, 09/01/07                                    2,428           2,466
      7.022%, 11/01/35                                    2,534           2,574
      7.012%, 09/01/07                                    2,539           2,580


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      6.444%, 07/01/36                            $       4,867   $       4,977
      6.178%, 08/01/37                                   33,933          34,785
      5.952%, 01/01/37                                    4,923           4,954
      5.900%, 09/01/37                                   13,653          13,696
      5.842%, 06/01/37                                    3,817           3,826
      5.841%, 03/01/37                                   19,819          19,830
      5.818%, 05/01/37                                    2,488           2,492
      5.746%, 04/01/36                                    2,461           2,440
      5.640%, 02/01/36                                   13,298          13,183
      5.614%, 05/01/37                                    2,786           2,747
      5.193%, 11/01/36                                    1,335           1,312
      5.082%, 10/01/36                                    4,190           4,115
      5.016%, 07/01/35                                    2,415           2,377
      4.871%, 09/01/35                                    1,424           1,389
   FNMA CMO, Ser 1999-11, Cl Z
      5.500%, 03/25/29                                    4,313           4,248
   FNMA CMO, Ser 2001-60, Cl JZ
      6.000%, 03/25/31                                      157             157
   FNMA CMO, Ser 2002-94, Cl BJ, IO
      5.500%, 04/25/16                                      362              16
   FNMA CMO, Ser 2002-T11, Cl A
      4.768%, 04/25/12                                    2,266           2,250
   FNMA CMO, Ser 2003-108, Cl BE
      4.000%, 11/25/18                                      230             209
   FNMA CMO, Ser 2003-113, Cl PN
      3.500%, 02/25/13                                      844             835
   FNMA CMO, Ser 2003-123, Cl AB
      4.000%, 10/25/16                                    4,280           4,168
   FNMA CMO, Ser 2003-15, Cl CH
      4.000%, 09/01/07                                    1,559           1,521
   FNMA CMO, Ser 2003-16, Cl PN
      4.500%, 09/01/07                                    2,196           2,170
   FNMA CMO, Ser 2003-24, Cl LC
      5.000%, 12/25/15                                    1,113           1,108
   FNMA CMO, Ser 2003-30, Cl ET
      3.500%, 08/25/16                                    3,164           3,070
   FNMA CMO, Ser 2003-33, Cl CH
      4.000%, 09/01/07                                    3,995           3,870
   FNMA CMO, Ser 2003-86, Cl OX
      4.500%, 09/25/26                                    9,158           9,014
   FNMA CMO, Ser 2003-92, Cl PC
      4.500%, 05/25/15                                    2,300           2,270
   FNMA CMO, Ser 2003-T1, Cl A
      3.807%, 11/25/12                                    1,010             980
   FNMA CMO, Ser 2004-34, Cl PL
      3.500%, 05/25/14                                    3,123           3,080
   FNMA CMO, Ser 2004-88, Cl HA
      6.500%, 07/25/34                                    2,084           2,137
   FNMA CMO, Ser 2005-20, Cl QD
      5.000%, 03/25/28                                    5,907           5,852
   FNMA CMO, Ser 2005-29, Cl AD
      4.500%, 08/25/34                                    3,724           3,660
   FNMA CMO, Ser 2005-30, Cl B
      5.000%, 07/25/32                                    1,886           1,767
   FNMA CMO, Ser 2005-38, Cl CD
      5.000%, 06/25/19                                    2,492           2,466
   FNMA CMO, Ser 2005-57, Cl EG (F)
      5.620%, 09/25/07                                    3,432           3,397
   FNMA CMO, Ser 2005-58, Cl MA
      5.500%, 07/25/35                                    1,270           1,277
   FNMA CMO, Ser 2005-92, Cl NM
      3.500%, 04/25/13                                      877             869
   FNMA CMO, Ser 2005-C2, Cl A2
      4.821%, 04/15/30                                      190             188
   FNMA CMO, Ser 2006-112, Cl QA
      5.500%, 09/01/07                                    4,411           4,422

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2006-114, Cl CG
      5.500%, 12/25/36                            $       2,911   $       2,805
   FNMA CMO, Ser 2006-18, Cl PA
      5.500%, 01/25/26                                    2,941           2,947
   FNMA CMO, Ser 2006-31, Cl PA
      5.500%, 11/25/26                                    3,472           3,481
   FNMA CMO, Ser 2006-34, Cl PA
      6.000%, 05/25/27                                    7,333           7,398
   FNMA CMO, Ser 2006-41, Cl MA
      5.500%, 04/25/24                                    3,008           3,014
   FNMA CMO, Ser 2006-53, Cl PA
      5.500%, 12/25/26                                    1,005           1,008
   FNMA CMO, Ser 2006-55, Cl PA
      6.000%, 05/25/26                                    4,903           4,947
   FNMA CMO, Ser 2006-64, Cl PA
      5.500%, 09/01/07                                    2,367           2,375
   FNMA CMO, Ser 2006-80, Cl PB
      6.000%, 09/01/07                                    6,654           6,725
   FNMA CMO, Ser 2007-27, Cl KA
      5.750%, 09/25/33                                    1,772           1,787
   FNMA CMO, Ser 2007-30, Cl MA
      4.250%, 02/25/37                                    7,532           7,301
   FNMA CMO, Ser 2007-39, Cl NA
      4.250%, 01/25/37                                    8,631           8,351
   FNMA CMO, Ser 2007-6, Cl PA
      5.500%, 02/25/37                                    2,238           2,194
   FNMA CMO, Ser 2007-62, Cl PA
      6.000%, 03/25/29                                    2,410           2,443
   FNMA CMO, Ser 2007-7, Cl W
      5.500%, 01/25/36                                    2,091           2,017
   FNMA CMO, Ser 2007-76, Cl PA
      6.000%, 05/25/28                                   18,200          18,429
   FNMA CMO, Ser 2007-76, Cl PB
      6.000%, 07/25/31                                    6,054           6,124
   FNMA CMO, Ser 2007-80, Cl TA
      6.000%, 09/25/26                                    6,252           6,332
   FNMA CMO, Ser 2007-81, Cl AE
      6.000%, 08/25/28                                   13,169          13,350
   FNMA CMO, Ser 2007-B1, Cl VA
      5.500%, 04/25/17                                    4,395           4,404
   FNMA CMO, Ser 2632, Cl NE
      4.000%, 06/15/13                                    9,700           9,384
   FNMA CMO, Ser 3173, Cl PH
      6.000%, 09/15/27                                    4,701           4,756
   FNMA CMO, Ser 3279, Cl PA
      5.500%, 02/15/23                                    9,897           9,938
   FNMA CMO, Ser 3351, Cl PJ
      5.500%, 06/15/22                                    8,113           8,166
   FNMA CMO, Ser 34, Cl QJ
      4.500%, 01/25/16                                    4,773           4,711
   FNMA CMO, Ser 45, Cl BA
      4.500%, 11/25/14                                      131             130
   FNMA TBA
      6.500%, 09/01/37 to 10/01/37                       87,150          88,456
      6.000%, 09/01/19 to 10/01/37                      222,167         222,284
      5.500%, 09/01/22 to 10/01/37                      275,209         270,211
      5.000%, 09/15/22 to 10/01/37                      362,104         344,948
      4.500%, 10/15/33                                    3,600           3,329
   GNMA
      9.500%, 12/15/20                                       18              20
      7.000%, 04/15/26 to 09/01/37                       12,006          12,451
      6.500%, 06/15/11 to 08/20/37                       44,551          45,429
      6.000%, 03/15/14 to 02/15/35                       61,997          62,426
      5.500%, 04/15/14 to 10/20/34                        7,026           6,901
      5.000%, 05/15/33 to 11/15/35                       44,786          43,206


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA ARM
      4.750%, 09/01/07                            $       4,987   $       4,952
   GNMA CMO, Ser 2001-18, Cl WH (F)
      6.825%, 09/20/07                                      245             259
   GNMA CMO, Ser 2002-51, Cl SG (F)
      8.504%, 09/20/07                                      225             243
   GNMA CMO, Ser 2003-58, Cl LG, IO
      5.500%, 05/17/29                                    3,000             154
   GNMA CMO, Ser 2003-82, Cl IO, IO
      5.500%, 03/20/29                                    2,952             144
   GNMA CMO, Ser 2003-86, Cl ZK
      5.000%, 10/20/33                                   10,534           9,257
   GNMA CMO, Ser 2004-80, Cl IP, IO
      5.500%, 07/20/34                                    5,916             435
   GNMA CMO, Ser 2004-87, Cl LI, IO
      5.000%, 12/20/28                                    5,525             338
   GNMA CMO, Ser 2004-88, Cl MA
      3.650%, 01/20/28                                    5,417           5,334
   GNMA CMO, Ser 2006-17, Cl KY
      5.000%, 04/20/36                                    8,375           8,307
   GNMA CMO, Ser 2006-3, Cl A
      4.212%, 01/16/28                                      942             924
   GNMA CMO, Ser 2006-33, Cl NA
      5.000%, 01/20/36                                    3,691           3,488
   GNMA CMO, Ser 2006-37, Cl JG
      5.000%, 07/20/36                                    1,723           1,616
   GNMA CMO, Ser 2006-8, Cl A
      3.942%, 08/16/25                                    1,299           1,273
   GNMA CMO, Ser 2007-7, Cl PG
      5.000%, 02/16/37                                   12,853          12,005
   GNMA TBA
      6.500%, 09/22/34                                   10,400          10,595
      6.000%, 09/01/36                                   19,600          19,692
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $2,899,762) ($ Thousands)                                    2,901,039
                                                                  --------------
ASSET - BACKED SECURITIES -- 22.4%

AUTOMOTIVE -- 0.5%
   AmeriCredit Automobile
      Receivables Trust, Ser 2003-DM, Cl A4
      2.840%, 08/06/10                                    1,564           1,563
   AmeriCredit Automobile
      Receivables Trust, Ser 2004-1, Cl C
      4.220%, 07/06/09                                       27              27
   AmeriCredit Prime Automobile
      Receivables Trust, Ser 2007-1, Cl A3
      5.270%, 11/08/11                                    3,692           3,687
   Capital Auto Receivables Asset
      Trust, Ser 2006-1, Cl A3
      5.030%, 10/15/09                                    2,473           2,466
   Capital Auto Receivables Asset
      Trust, Ser 2007-1, Cl A3A
      5.000%, 04/15/11                                    2,046           2,034
   DaimlerChrysler Auto Trust, Ser 2006-D,
      Cl A4
      4.940%, 02/08/12                                    2,283           2,258

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Credit Auto Owner Trust, Ser 2005-A,
      Cl A3
      3.480%, 11/15/08                            $       1,055   $       1,053
   Ford Credit Auto Owner Trust, Ser 2005-B,
      Cl A3
      4.170%, 01/15/09                                      303             302
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl A2
      5.290%, 09/15/07                                    1,814           1,813
   Nissan Auto Receivables Owner
      Trust, Ser 2006-B, Cl A3
      5.160%, 02/15/10                                    1,176           1,174
   Triad Auto Receivables Owner
      Trust, Ser 2003-B, Cl A4
      3.200%, 12/13/10                                      480             473
   Triad Auto Receivables Owner
      Trust, Ser 2006-B, Cl A4
      5.520%, 09/12/07                                    1,086           1,087
   Triad Auto Receivables Owner
      Trust, Ser 2006-C, Cl A3
      5.260%, 11/14/11                                    1,931           1,927
   USAA Auto Owner Trust, Ser 2004-3,
      Cl A3
      3.160%, 02/17/09                                       45              45
   USAA Auto Owner Trust, Ser 2004-3,
      Cl A4
      3.530%, 06/15/11                                    1,862           1,841
   USAA Auto Owner Trust, Ser 2005-1,
      Cl A3
      3.900%, 07/15/09                                      194             193
   WFS Financial Owner Trust, Ser 2003-4,
      Cl A4
      3.150%, 05/20/11                                    1,333           1,328
   WFS Financial Owner Trust, Ser 2004-1,
      Cl A4
      2.810%, 08/22/11                                      539             534
   WFS Financial Owner Trust, Ser 2005-3,
      Cl A3A
      4.250%, 06/17/10                                      406             404
   Wachovia Auto Owner Trust, Ser 2004-A,
      Cl A4
      3.660%, 07/20/10                                    2,880           2,876
                                                                  --------------
                                                                         27,085
                                                                  --------------
CREDIT CARDS -- 0.1%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
      5.590%, 11/17/14                                      987           1,001
   Chase Issuance Trust, Ser 2004-A9, Cl A9
      3.220%, 06/15/10                                    3,314           3,304
   Discover Card Master Trust I, Ser 2003-1,
      Cl A3 (F)
      5.751%, 09/15/07                                    1,005           1,005
   MBNA Credit Card Master Note
      Trust, Ser 2003-A7, Cl A7
      2.650%, 11/15/10                                    2,675           2,621
                                                                  --------------
                                                                          7,931
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 20.6%
   ABS Home Equity Loan Trust, Ser 2001-HE3,
      Cl A1 (F)
      6.151%, 09/15/07                                      355             347


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   AFC Home Equity Loan Trust, Ser 2000-1,
      Cl 2A (F)
      5.560%, 09/25/07                            $       3,824   $       3,689
   Ace Securities, Ser 2006-SI3, Cl A1 (F)
      5.605%, 09/25/07                                    9,612           9,219
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11 (F)
      5.442%, 09/01/07                                   12,659          12,429
   American Tower Trust, Ser 2007-1A,
      Cl AFX (C)
      5.420%, 04/15/37                                    3,409           3,348
   Amortizing Residential Collateral
      Trust CMO, Ser 2002-BC1, Cl A (F)
      5.660%, 09/25/07                                      629             615
   Banc of America Alternative Loan
      Trust, Ser 2004-5, Cl 4A1
      5.000%, 06/25/19                                    1,650           1,628
   Banc of America Alternative Loan
      Trust, Ser 2004-6, Cl 4A1
      5.000%, 07/25/19                                    2,064           2,019
   Banc of America Alternative Loan
      Trust, Ser 2006-4, Cl 4CB1
      6.500%, 05/25/46                                      289             291
   Banc of America Alternative Loan
      Trust, Ser 2006-7, Cl A3 (F)
      5.913%, 10/25/36                                    2,029           2,042
   Banc of America Alternative Loan
      Trust, Ser 2006-8, Cl 3A1 (F)
      6.294%, 09/01/07                                    2,522           2,556
   Banc of America Alternative Loan
      Trust, Ser 2007-1, Cl 2A1 (F)
      6.507%, 09/01/07                                      585             589
   Banc of America Commercial
      Mortgage Securities, Ser 2002-PB2,
      Cl A4
      6.186%, 06/11/35                                       80              82
   Banc of America Commercial
      Mortgage Securities, Ser 2002-PB2,
      Cl B
      6.309%, 06/11/35                                    1,075           1,107
   Banc of America Commercial
      Mortgage Securities, Ser 2003-1,
      Cl A1
      3.878%, 09/11/36                                    7,420           7,187
   Banc of America Commercial
      Mortgage Securities, Ser 2003-1,
      Cl A2
      4.648%, 09/01/07                                    2,349           2,256
   Banc of America Commercial
      Mortgage Securities, Ser 2004-1,
      Cl A3
      4.429%, 11/10/39                                       30              29
   Banc of America Commercial
      Mortgage Securities, Ser 2004-1,
      Cl A4
      4.760%, 11/10/39                                    3,263           3,128
   Banc of America Commercial
      Mortgage Securities, Ser 2004-2,
      Cl A5
      4.580%, 09/01/07                                      564             535
   Banc of America Commercial
      Mortgage Securities, Ser 2004-4,
      Cl A4
      4.502%, 07/10/42                                    3,518           3,411

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Commercial
      Mortgage Securities, Ser 2004-6,
      Cl A3
      4.512%, 12/10/42                            $       5,620   $       5,435
   Banc of America Commercial
      Mortgage Securities, Ser 2005-2,
      Cl A3
      4.611%, 07/10/43                                      172             169
   Banc of America Commercial
      Mortgage Securities, Ser 2005-3,
      Cl A4
      4.668%, 07/10/43                                   12,400          11,715
   Banc of America Commercial
      Mortgage Securities, Ser 2005-4,
      Cl A5A
      4.933%, 09/01/07                                      578             554
   Banc of America Commercial
      Mortgage Securities, Ser 2005-5,
      Cl A4 (F)
      5.115%, 10/10/45                                    1,806           1,752
   Banc of America Commercial
      Mortgage Securities, Ser 2005-6,
      Cl A4 (F)
      5.353%, 09/01/07                                    4,280           4,194
   Banc of America Commercial
      Mortgage Securities, Ser 2006-4,
      Cl A4
      5.634%, 07/10/46                                   15,000          14,965
   Banc of America Commercial
      Mortgage Securities, Ser 2006-5,
      Cl XC, IO (C) (F)
      0.053%, 09/01/07                                   78,460           1,226
   Banc of America Funding, Ser 2005-B,
      Cl 2A1 (F)
      5.089%, 09/01/07                                    5,780           5,730
   Banc of America Funding, Ser 2006-D,
      Cl 5A1 (F)
      5.851%, 09/01/07                                    1,488           1,476
   Banc of America Funding, Ser 2007-D,
      Cl 3A1 (F)
      5.655%, 09/01/07                                    4,044           3,977
   Banc of America Mortgage
      Securities, Ser 2003-1, Cl 2A4
      5.000%, 02/25/18                                    4,086           3,968
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-2, Cl 24A (F)
      5.327%, 09/01/07                                    5,312           5,093
   Bear Stearns Asset-Backed
      Securities, Ser 2006-AC1, Cl 1A1 (G)
      5.750%, 09/01/07                                    3,191           3,124
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl C (C)
      4.937%, 05/14/16                                    2,473           2,474
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR5, Cl A3
      4.565%, 07/11/42                                      115             112
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
      4.825%, 11/11/41                                      637             612
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-T16, Cl A3
      4.030%, 02/13/46                                      100              97


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T18, Cl A4 (F)
      4.933%, 09/01/07                            $       2,463   $       2,368
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-T22, Cl A1 (F)
      5.415%, 09/01/07                                      670             670
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW15, Cl A3
      5.660%, 09/11/41                                    1,189           1,115
      5.309%, 02/11/44                                    2,636           2,585
   CIGNA CBO, Ser 1996-1, Cl A2 (C) (G)
      6.460%, 11/15/08                                    3,313           3,361
   Chase Funding Mortgage Loan, Ser 2002-1,
      Cl 2A2 (F)
      5.820%, 09/25/07                                    1,417           1,403
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 1A1 (F)
      5.415%, 09/01/07                                    2,616           2,567
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 2A3 (F)
      5.241%, 09/01/07                                   13,166          13,008
   Chaseflex Trust, Ser 2007-1, Cl 1A3
      6.500%, 02/25/37                                    1,970           1,987
   Citicorp Residential Mortgage
      Securities, Ser 2006-1, Cl A2 (G)
      5.682%, 07/25/36                                    2,150           2,122
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A2 (G)
      5.557%, 09/01/07                                    2,268           2,235
   Citigroup Commercial Mortgage
      Trust, Ser 2004-CA, Cl C (F)
      5.530%, 09/01/07                                    1,520           1,451
   Citigroup Mortgage Loan Trust, Ser 2005-11,
      Cl A3 (F)
      4.900%, 09/01/07                                    8,226           7,934
   Citigroup Mortgage Loan Trust, Ser 2006-AR3,
      Cl 1A1A (F)
      5.940%, 09/01/07                                      562             562
   Citigroup Mortgage Loan Trust, Ser 2007-AHL1,
      Cl A2A (F)
      5.360%, 09/25/07                                    2,998           2,970
   Citigroup Mortgage Loan Trust, Ser 2007-AR5,
      Cl 1A2A (F)
      5.620%, 09/01/07                                      515             513
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2 (F)
      7.546%, 11/17/32                                      333             343
   Commercial Mortgage Pass-
      Through Certificate, Ser 1999-1,
      Cl E (F)
      7.224%, 09/01/07                                    4,604           4,627
   Commercial Mortgage Pass-
      Through Certificate, Ser 2000-C1,
      Cl C (F)
      7.706%, 08/15/33                                      637             673
   Commercial Mortgage Pass-
      Through Certificate, Ser 2004-LB3A,
      Cl B (F)
      5.439%, 09/01/07                                    2,400           2,282
   Commercial Mortgage Pass-
      Through Certificate, Ser 2005-C6,
      Cl A3
      5.144%, 09/10/07                                   12,600          12,395

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Commercial Mortgage Pass-
      Through Certificate, Ser 2006-C7,
      Cl AM (F)
      5.987%, 09/01/07                            $      11,330   $      11,478
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1 (F)
      8.130%, 08/15/31                                    4,203           3,912
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6 (F)
      8.310%, 05/01/32                                      950             806
   Contimortgage Home Equity Loan
      Trust, Ser 1997-2, Cl A9
      7.090%, 04/15/28                                       48              48
   Contimortgage Home Equity Loan
      Trust, Ser 1997-5, Cl A6 (F)
      6.870%, 03/15/24                                      120             120
   Countrywide Alternative Loan Trust,
      Ser 2003-20CB, Cl 1A1
      5.500%, 10/25/33                                    3,688           3,577
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
      6.000%, 12/25/34                                    3,180           3,171
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
      6.000%, 02/25/34                                      771             760
   Countrywide Alternative Loan Trust,
      Ser 2004-J6, Cl 2A1
      6.500%, 11/25/31                                    2,692           2,710
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (F)
      6.372%, 09/01/07                                    5,052           5,013
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (F)
      6.122%, 09/01/07                                    1,706           1,654
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1 (F)
      5.630%, 09/25/07                                    9,865           9,554
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (F)
      5.868%, 09/20/07                                   11,800          11,580
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (E)
      1.598%, 09/01/07                                   27,721             784
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (F)
      5.775%, 09/27/07                                    4,257           4,163
   Countrywide Alternative Loan Trust,
      Ser 2006-7CB, Cl 1A9
      6.000%, 05/25/36                                      556             560
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl A4 (F)
      5.695%, 09/25/07                                   12,534          12,233
   Countrywide Alternative Loan Trust,
      Ser 2006-OA14, Cl 1A2 (F)
      5.909%, 09/01/07                                    1,322           1,295
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
      2.686%, 05/20/46                                   38,907           1,426
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1 (F)
      5.390%, 09/25/07                                    4,284           4,276
   Countrywide Asset-Backed
      Certificates, Ser 2001-BC3, Cl A (F)
      5.985%, 09/25/07                                       85              84


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC2, Cl 2A1 (F)
      5.920%, 09/25/07                            $         115   $         109
   Countrywide Asset-Backed
      Certificates, Ser 2005-11, Cl AF1 (F)
      5.685%, 09/25/07                                    1,639           1,637
   Countrywide Asset-Backed
      Certificates, Ser 2006-15, Cl A2 (F)
      5.683%, 10/25/46                                    1,529           1,505
   Countrywide Asset-Backed
      Certificates, Ser 2006-15, Cl A3 (F)
      5.689%, 10/25/46                                      208             203
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
      5.549%, 08/25/21                                    4,132           4,084
   Countrywide Asset-Backed
      Certificates, Ser 2007-3, Cl 2A1 (F)
      5.420%, 09/25/07                                    1,347           1,334
   Countrywide Home Equity Loan
      Trust, Ser 2004-K, Cl A2 (F)
      5.911%, 09/15/07                                    1,458           1,439
   Countrywide Home Equity Loan
      Trust, Ser 2005-F, Cl 2A (F)
      5.851%, 09/15/07                                    6,917           6,828
   Countrywide Home Equity Loan
      Trust, Ser 2005-H, Cl 2A (F)
      5.851%, 09/15/07                                    5,732           5,636
   Countrywide Home Loans, Ser 2005-20,
      Cl A7
      5.250%, 09/01/07                                      876             824
   Countrywide Home Loans, Ser 2005-R3,
      Cl AF (C) (F)
      5.720%, 09/25/07                                   11,002          10,909
   Credit Suisse First Boston Mortgage
      Securities, Ser 1998-C2, Cl A2
      6.300%, 11/15/30                                    3,296           3,313
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29, Cl A (G)
      5.600%, 09/25/31                                      894             887
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
      5.183%, 11/15/36                                   20,335          19,977
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C4, Cl A4 (F)
      5.137%, 08/15/36                                    1,905           1,868
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CK2, Cl A4
      4.801%, 03/15/36                                      119             115
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C2, Cl A1
      3.819%, 05/15/36                                   10,868          10,424
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C5, Cl A4
      4.829%, 09/15/07                                    3,302           3,166
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C1, Cl AAB
      4.815%, 09/01/07                                    1,154           1,125
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C2, Cl A4
      4.832%, 04/15/37                                    1,169           1,116

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston Mortgage
      Securities, Ser 8, Cl 1A2
      5.250%, 09/01/07                            $       4,979   $       4,826
   Criimi Mae Commercial Mortgage,
      Ser 1998-C1, Cl A2 (C)
      7.000%, 06/02/33                                    1,165           1,159
   DLJ Commercial Mortgage, Ser 1999-CG2,
      Cl A1B (F)
      7.300%, 06/10/32                                    3,466           3,552
   DSLA Mortgage Loan Trust, Ser 2004-AR2,
      Cl A2B (F)
      5.940%, 09/19/07                                    5,003           4,898
   Delta Funding Home Equity Loan,
      Ser 1999-3, Cl A1A (F)
      6.431%, 09/15/07                                      369             356
   Deutsche Mortgage and Asset
      Receivables, Ser 1998-C1, Cl A2
      6.538%, 06/15/31                                    1,572           1,568
   Duke Funding, Ser 2004-6B, Cl
      A1S1 (C) (F) (K)
      5.430%, 10/09/07                                   14,175          14,175
   EMC Mortgage Loan Trust, Ser 2002-AA,
      Cl A1 (C) (F)
      5.790%, 09/25/07                                    1,297           1,272
   Equivantage Home Equity Loan
      Trust, Ser 1997-2, Cl A3 (G)
      7.775%, 09/01/07                                      331             330
   First Horizon ABS Trust, Ser 2004-HE2,
      Cl A (F)
      5.540%, 09/25/07                                    1,907           1,882
   First Horizon ABS Trust, Ser 2006-HE2,
      Cl A (F)
      5.635%, 09/25/07                                      826             808
   First Union National Bank, Ser 2001-C4,
      Cl B
      6.417%, 12/12/33                                      926             956
   Fleet Home Equity Trust, Ser 2001-1,
      Cl A (F)
      5.530%, 09/01/07                                      126             123
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
      6.030%, 08/11/33                                    1,468           1,479
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A1
      5.560%, 06/10/38                                      109             110
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                   12,500          12,215
   GE Capital Commercial Mortgage,
      Ser 2003-C1, Cl A3
      4.371%, 01/10/38                                       25              24
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (F)
      5.189%, 09/01/07                                    2,979           2,920
   GE Capital Commercial Mortgage,
      Ser 2005-C3, Cl A7A (F)
      4.974%, 09/01/07                                    5,530           5,318
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A (F)
      5.512%, 09/01/07                                   14,000          13,919
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
      5.543%, 09/01/07                                    4,800           4,732
   GMAC Commercial Mortgage
      Securities, Ser 2000-C2, Cl A2 (F)
      7.455%, 08/16/33                                    3,265           3,402


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
      3.118%, 03/10/38                            $         514   $         504
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
      3.896%, 08/10/38                                      225             222
   GMAC Mortgage Loan Trust, Ser 2004-HE4,
      Cl A1VN (F)
      5.600%, 09/25/07                                      480             480
   GMAC Mortgage Loan Trust, Ser 2004-J4,
      Cl A1
      5.500%, 09/01/07                                    1,006             998
   GMAC Mortgage Loan Trust, Ser 2005-HE3,
      Cl A1VN (F)
      5.580%, 09/25/07                                   15,724          15,404
   GMAC Mortgage Loan Trust, Ser 2007-HE2,
      Cl A6 (G)
      6.249%, 09/01/07                                      964             964
   GS Mortgage Securities, Ser 1998-C1,
      Cl B
      6.970%, 10/18/30                                      878             886
   GS Mortgage Securities, Ser 1998-GLII,
      Cl A2
      6.562%, 04/13/31                                    7,965           7,967
   GS Mortgage Securities, Ser 2004-GG2,
      Cl A6 (F)
      5.396%, 08/10/38                                    1,043           1,034
   GS Mortgage Securities, Ser 2005-GG4,
      Cl AABA
      4.680%, 07/10/39                                    5,800           5,588
   GSMPS Mortgage Loan Trust, Ser 1998-1,
      Cl A (C)
      8.000%, 09/19/27                                        7               8
   GSMPS Mortgage Loan Trust, Ser 2006-RP2,
      Cl 1AF1 (C) (F)
      5.905%, 09/25/07                                    2,989           2,981
   Greenpoint Mortgage Funding Trust,
      Ser 2007-AR1, Cl 1A1A (F)
      5.585%, 09/25/07                                   21,177          20,815
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl A2
      5.117%, 04/10/37                                    1,517           1,507
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9, Cl X,
      IO (C) (F)
      0.512%, 09/01/07                                   22,808             529
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E)
      1.670%, 09/01/07                                   17,153             324
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (F)
      1.401%, 09/01/07                                   27,625             678
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (F)
      1.210%, 09/01/07                                   26,442             574
   Heller Financial Commercial
      Mortgage, Ser 1999-PH1, Cl C (F)
      7.027%, 09/15/07                                      239             243
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR12, Cl AX2, IO (E)
      0.560%, 09/01/07                                   13,303             268
   Indymac Index Mortgage Loan
      Trust, Ser 2007-AR6, Cl 1A1
      0.000%, 09/25/37                                    3,710           3,721

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-C2, Cl A2
      5.050%, 12/12/34                            $       7,206   $       7,033
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-CIB5, Cl A2
      5.161%, 10/12/37                                    1,137           1,116
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-CB7, Cl A4 (F)
      4.879%, 09/12/07                                    1,672           1,616
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A1
      4.200%, 07/12/35                                       74              72
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A2
      4.223%, 01/15/42                                   12,948          12,622
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A4
      4.657%, 01/15/42                                    4,000           3,857
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB11, Cl ASB (F)
      5.201%, 08/12/37                                    1,711           1,688
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB12, Cl A4
      4.895%, 09/12/37                                      530             507
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB13, Cl AM (F)
      5.513%, 09/01/07                                    1,143           1,126
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP2, Cl A1
      4.334%, 07/15/42                                    1,220           1,204
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP3, Cl ASB (F)
      4.893%, 08/15/42                                    2,276           2,210
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP4, Cl A4 (F)
      4.918%, 09/01/07                                    6,200           5,937
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16, Cl AM
      5.593%, 05/12/45                                   11,570          11,453
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl ASB
      5.415%, 09/01/07                                    4,493           4,442
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7, Cl A1 (F)
      6.024%, 09/01/07                                       67              68
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7, Cl A2 (F)
      6.052%, 09/01/07                                      315             320
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH1, Cl AF6 (G)
      5.501%, 09/01/07                                    9,605           9,206
   JPMorgan Mortgage Trust, Ser 2004-A5,
      Cl 4A2 (F)
      4.835%, 12/25/34                                    6,317           6,216
   JPMorgan Mortgage Trust, Ser 2004-A5,
      Cl 4A4 (F)
      4.835%, 09/01/07                                   11,500          11,189


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Trust, Ser 2005-A3,
      Cl 11A2 (F)
      4.489%, 09/25/07                            $      13,065   $      12,219
   JPMorgan Mortgage Trust, Ser 2005-A8,
      Cl 1A1 (F)
      5.410%, 09/01/07                                    6,263           6,175
   JPMorgan Mortgage Trust, Ser 2006-A2,
      Cl 2A2 (F)
      5.755%, 09/01/07                                   13,400          13,283
   JPMorgan Mortgage Trust, Ser 2006-A3,
      Cl 3A4 (F)
      5.747%, 09/01/07                                   14,500          14,402
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl B
      7.425%, 10/15/32                                      371             385
   LB-UBS Commercial Mortgage
      Trust, Ser 2002-C2, Cl A4
      5.594%, 06/15/31                                   21,324          21,371
   LB-UBS Commercial Mortgage
      Trust, Ser 2003-C5, Cl A2
      3.478%, 07/15/27                                    1,990           1,955
   LB-UBS Commercial Mortgage
      Trust, Ser 2003-C8, Cl A4 (F)
      5.124%, 11/15/32                                   16,549          16,205
   LB-UBS Commercial Mortgage
      Trust, Ser 2004-C4, Cl A2 (F)
      4.567%, 09/11/07                                      510             504
   LB-UBS Commercial Mortgage
      Trust, Ser 2004-C8, Cl A4
      4.510%, 09/11/07                                      360             348
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C1, Cl C (F)
      4.836%, 09/11/07                                      334             302
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C2, Cl A4
      4.998%, 04/15/30                                      123             121
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C2, Cl A5 (F)
      5.150%, 04/15/30                                    7,909           7,710
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C5, Cl A2
      4.885%, 09/15/30                                      180             178
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C7, Cl A2
      5.103%, 11/15/30                                      995             988
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C7, Cl AM (F)
      5.263%, 09/11/07                                    1,312           1,282
   LB-UBS Commercial Mortgage
      Trust, Ser 2006-C7, Cl A2
      5.300%, 11/15/38                                    2,425           2,409
   LB-UBS Commercial Mortgage
      Trust, Ser 2006-C7, Cl E (F)
      5.516%, 09/11/07                                      494             445
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C1. Cl AAB
      5.403%, 02/15/40                                    1,357           1,339
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C3, Cl A2
      6.365%, 12/15/28                                    1,931           1,990
   Lone Star CBO Funding, Ser 1X, Cl A
      5.889%, 12/15/07                                    7,640           7,655
   Long Beach Mortgage Loan Trust,
      Ser 2006-4, Cl 2A1 (F)
      5.555%, 09/25/07                                    5,106           5,092

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MLCC Mortgage Investors, Ser 2004-B,
      Cl A3 (F)
      7.034%, 09/01/07                            $       1,016   $       1,039
   Master Adjustable Rate Mortgage
      Trust, Ser 2004-13, Cl 3A7A (F)
      3.787%, 09/01/07                                   11,650          11,328
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
      5.500%, 05/25/34                                    3,014           2,948
   Master Asset-Backed Securities
      Trust, Ser 2005-AB1, Cl A1B (G)
      5.143%, 09/01/07                                      538             534
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1 (C)
      6.000%, 08/25/34                                    4,868           4,839
   Master Reperforming Loan Trust,
      Ser 2006-1, Cl 1A1F (F)
      5.865%, 09/25/07                                    2,187           2,157
   Merrill Lynch Mortgage Investors
      Trust, Ser 2004-A1, Cl 4A (F)
      5.335%, 09/01/07                                    7,866           7,739
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-WMC2, Cl A2B (G)
      5.609%, 09/01/07                                      699             690
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-WMC2, Cl A2D (G)
      5.895%, 09/25/07                                    5,789           5,617
   Merrill Lynch Mortgage Trust, Ser 2004-BPC1,
      Cl A5 (F)
      4.855%, 10/12/41                                    4,751           4,567
   Merrill Lynch Mortgage Trust, Ser 2004-BPC1,
      Cl XC, IO (F)
      0.157%, 09/01/07                                   21,935             434
   Merrill Lynch Mortgage Trust, Ser 2004-MKB1,
      Cl A3
      4.892%, 02/12/42                                      151             148
   Merrill Lynch Mortgage Trust, Ser 2004-MKB1,
      Cl B (F)
      5.280%, 02/12/42                                      916             898
   Merrill Lynch Mortgage Trust, Ser 2005-CIP1,
      Cl AM (F)
      5.107%, 09/01/07                                    1,116           1,077
   Merrill Lynch Mortgage Trust, Ser 2005-LC1,
      Cl A4 (F)
      5.291%, 09/01/07                                    4,748           4,654
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust, Ser 2006-4,
      Cl ASB (F)
      5.133%, 12/12/49                                    6,366           6,196
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust, Ser 2007-5,
      Cl B (F)
      5.479%, 08/12/48                                      307             282
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust, Ser 2007-5,
      Cl C (F)
      5.509%, 08/12/48                                      342             313
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust, Ser 2007-5,
      Cl X, IO (F)
      0.736%, 08/12/48                                    4,037             164


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust, Ser 2007-6,
      Cl A4 (F)
      5.485%, 03/12/51                            $       9,100   $       8,925
   Metropolitan Asset Funding, Ser 1997-B,
      Cl A1D (C)
      7.130%, 03/20/12                                       68              68
   Morgan Stanley Capital I, Ser 2003-IQ5,
      Cl A4
      5.010%, 09/01/07                                    3,770           3,681
   Morgan Stanley Capital I, Ser 2004-HQ3,
      Cl D
      4.900%, 01/13/41                                      339             314
   Morgan Stanley Capital I, Ser 2004-T13,
      Cl B (F)
      4.760%, 09/13/45                                    1,145           1,096
   Morgan Stanley Capital I, Ser 2005-HQ5,
      Cl A3
      5.007%, 01/14/42                                      110             108
   Morgan Stanley Capital I, Ser 2005-HQ5,
      Cl AAB
      5.037%, 01/14/42                                    3,294           3,230
   Morgan Stanley Capital I, Ser 2005-HQ6,
      Cl A4A
      4.989%, 08/13/42                                    4,630           4,461
   Morgan Stanley Capital I, Ser 2005-HQ7,
      Cl AAB (F)
      5.350%, 09/01/07                                    5,573           5,503
   Morgan Stanley Capital I, Ser 2006-WMC1,
      Cl A2A (F)
      5.390%, 09/25/07                                      452             450
   Morgan Stanley Capital I, Ser 2007-HE2,
      Cl A2A (F)
      5.360%, 09/25/07                                    1,419           1,401
   Morgan Stanley Dean Witter
      Capital, Ser 2000-LIFE, Cl A2 (F)
      7.570%, 11/15/36                                    3,050           3,162
   Morgan Stanley Dean Witter
      Capital, Ser 2002-IQ2, Cl A3
      5.520%, 12/15/35                                    1,829           1,826
   Morgan Stanley Dean Witter
      Capital, Ser 2003-HQ2, Cl A1
      4.180%, 03/12/35                                      273             262
   Morgan Stanley Home Equity
      Loans, Ser 2007-1, Cl A1 (F)
      5.370%, 09/25/07                                    1,349           1,337
   Morgan Stanley Mortgage Loan
      Trust, Ser 2007-3XS, Cl 2A3S (G)
      5.858%, 09/01/07                                       31              31
   Morgan Stanley Mortgage Loan
      Trust, Ser 2007-6XS, Cl 2A1S (F)
      5.430%, 09/25/07                                    1,296           1,293
   Nationslink Funding, Ser 1999-1, Cl 2
      6.316%, 01/20/31                                    5,599           5,623
   New York Mortgage Trust, Ser
      2006-1, Cl 2A2 (F)
      5.654%, 09/01/07                                      788             788
   Nomura Asset Securities, Ser 1998-D6,
      Cl A1C
      6.690%, 03/15/30                                      166             174
   Oakwood Mortgage Investors, Ser 2002-C,
      Cl A, IO
      6.000%, 08/15/10                                    6,594             832
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (F)
      5.920%, 09/25/07                                      374             370

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Origen Manufactured Housing, Ser 2002-A,
      Cl A1 (F)
      5.851%, 09/15/07                            $          70   $          70
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
      5.424%, 12/25/36                                      838             825
   Prime Mortgage Trust, Ser 2006-CL1,
      Cl A1 (F)
      6.005%, 09/25/07                                      112             111
   Prime Mortgage Trust, Ser 2006-DR1,
      Cl 2A1 (C)
      5.500%, 05/25/35                                    3,785           3,730
   RAAC, Ser 2005-SP1, Cl 2A2
      5.250%, 09/01/07                                    2,274           2,221
   RAAC, Ser 2007-RP4, Cl A (C) (F)
      5.670%, 09/25/07                                   22,907          22,928
   Renaissance Home Equity Loan
      Trust, Ser 2005-3, Cl AF2 (G)
      4.723%, 09/01/07                                      339             337
   Renaissance Home Equity Loan
      Trust, Ser 2006-1, Cl AF3 (G)
      5.608%, 09/01/07                                      998             986
   Renaissance Home Equity Loan
      Trust, Ser 2007-2, Cl AF3 (G)
      5.744%, 06/25/37                                    1,143           1,122
   Residential Accredit Loans, Ser QO8,
      Cl 1A1A (F)
      5.595%, 09/25/07                                   17,578          17,451
   Residential Asset Mortgage
      Products, Ser 2003-RS7, Cl AI6
      5.340%, 09/01/07                                    1,326           1,281
   Residential Asset Mortgage
      Products, Ser 2004-SL1, Cl A8
      6.500%, 11/25/31                                    2,244           2,265
   Residential Asset Mortgage
      Products, Ser 2004-SL3, Cl A2
      6.500%, 12/25/31                                    3,676           3,703
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 2A1 (F)
      5.244%, 09/01/07                                    3,534           3,513
   Residential Funding Mortgage
      Securities, Ser 2000-HI1, Cl AI7 (G)
      8.290%, 02/25/25                                    2,160           2,151
   Residential Funding Mortgage
      Securities, Ser 2005-HS1, Cl AI1 (F)
      5.440%, 09/25/07                                    4,425           4,392
   Residential Funding Mortgage
      Securities, Ser 2007-HSA3, Cl AI2 (F)
      5.980%, 05/25/37                                      922             910
   Start, Ser 2003-1, Cl X (F)
      4.130%, 10/21/07                                    3,709           3,691
   Start, Ser 2003-2, Cl X (F)
      4.600%, 10/21/07                                    1,357           1,356
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-19XS,
      Cl 1A1 (F)
      5.640%, 09/26/07                                    9,108           8,955
   Structured Asset Mortgage
      Investments, Ser 2007-AR4, Cl A4B
      5.680%, 09/25/07                                   23,700          23,712


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terwin Mortgage Trust, Ser 2005-9HGS,
      Cl A1 (C) (F)
      4.000%, 09/01/07                            $       2,184   $       2,151
   Thornburg Mortgage Securities
      Trust, Ser 2005-3, Cl 2A1 (F) (J)
      5.560%, 09/25/07                                   13,897          13,863
   Thornburg Mortgage Securities
      Trust, Ser 2005-4, Cl A4 (F)
      5.705%, 09/25/07                                   18,131          18,055
   Thornburg Mortgage Securities
      Trust, Ser 2006-1, Cl A3 (F)
      5.490%, 09/01/07                                   23,782          23,649
   Thornburg Mortgage Securities
      Trust, Ser 2007-4, Cl 2A1 (F)
      6.240%, 08/30/37                                   10,170          10,127
      6.228%, 09/01/07                                    9,280           9,148
   UBS Paine Webber Commercial
      Mortgage Trust, Ser 2004-C8, Cl A2
      4.201%, 12/15/29                                      886             865
   US Bank National Mortgage
      Association, Ser 2001-1, Cl A
      5.920%, 05/25/12                                    9,514           9,695
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C1A, Cl A4
      6.287%, 04/15/34                                    2,587           2,662
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C2, Cl A4
      4.980%, 11/15/34                                    5,996           5,830
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C6, Cl A3 (F)
      4.957%, 08/15/35                                    4,490           4,431
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C7, Cl A2 (C) (F)
      5.077%, 09/01/07                                    3,361           3,279
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C8, Cl A3
      4.445%, 11/15/35                                      949             926
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C9, Cl A4 (F)
      5.012%, 12/15/35                                      993             966
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C9, Cl B (F)
      5.109%, 09/01/07                                      593             579
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C10, Cl A4
      4.748%, 02/15/41                                    9,950           9,516
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C11, Cl B (F)
      5.306%, 09/01/07                                    3,465           3,276
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C12, Cl A4 (F)
      5.409%, 09/01/07                                    3,401           3,363

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C15, Cl B
      4.892%, 09/01/07                            $       1,579   $       1,444
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005 C-22,
      Cl A4 (F)
      5.441%, 09/01/07                                    8,028           7,898
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C18, Cl A4
      4.935%, 04/15/42                                    3,563           3,422
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C19, Cl A6
      4.699%, 05/15/44                                    1,349           1,273
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C20, Cl A4 (F)
      5.285%, 09/01/07                                      280             279
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C20, Cl A7 (F)
      5.118%, 09/01/07                                    2,924           2,839
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C21, Cl A4 (F)
      5.385%, 09/01/07                                    2,246           2,208
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C26, Cl APB
      5.997%, 06/15/45                                    3,853           3,927
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2002-AR18,
      Cl A (F)
      4.110%, 09/01/07                                    2,116           2,108
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-MS1,
      Cl 1A
      5.000%, 02/25/18                                    1,339           1,297
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-MS2,
      Cl 3A1
      5.000%, 03/25/18                                    4,970           4,822
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-S13,
      Cl 22A1
      5.000%, 09/01/07                                    1,010             985
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-AR13,
      Cl A1A1 (F)
      5.610%, 09/25/07                                    5,946           5,835
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-AR15,
      Cl A1A2 (F)
      5.600%, 09/25/07                                    8,994           8,779
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-AR16,
      Cl 1A4A (F)
      5.109%, 09/25/07                                   13,585          13,319
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-AR19,
      Cl A1A2 (F)
      5.610%, 09/25/07                                    9,009           8,799


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-1,
      Cl 3A2
      5.750%, 02/25/36                            $       6,085   $       6,080
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR1,
      Cl 1A1B (F)
      6.099%, 09/01/07                                    4,252           4,243
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR14,
      Cl 1A4 (F)
      5.651%, 09/01/07                                      733             724
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR15,
      Cl 1A (F)
      5.862%, 09/01/07                                    4,429           4,405
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR15,
      Cl 1A1B (F)
      5.869%, 09/01/07                                    2,555           2,532
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR15,
      Cl 2A1B (F)
      6.529%, 09/01/07                                    2,770           2,738
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR16,
      Cl 2A4 (F)
      5.651%, 12/25/36                                      573             568
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR17,
      Cl 1A1B (F)
      5.832%, 09/01/07                                      823             816
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR17,
      Cl 2A (F)
      5.793%, 09/01/07                                      953             946
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR4,
      Cl DA (F)
      5.999%, 09/01/07                                    1,775           1,765
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR7,
      Cl A1B (F)
      5.949%, 09/01/07                                    1,364           1,349
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-0A5,
      Cl A1B (F)
      5.869%, 09/01/07                                   20,210          19,926
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY1,
      Cl 1A1 (F)
      5.722%, 09/01/07                                    9,198           9,132
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY1,
      Cl 4A1 (F)
      5.481%, 09/01/07                                   10,002           9,944
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY3,
      Cl 1A1 (F)
      5.691%, 09/01/07                                   10,703          10,607
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 1A1 (F)
      5.707%, 06/25/37                                    1,972           1,951

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 2A1 (F)
      5.709%, 09/01/07                            $       4,184   $       4,115
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY7,
      Cl 2A1 (F)
      5.902%, 09/01/07                                    2,809           2,829
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY7,
      Cl 3A1 (F)
      5.925%, 09/01/07                                    2,035           2,024
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-OA5,
      Cl 1A (F)
      5.777%, 09/01/07                                   23,395          23,210
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2009-AR18,
      Cl 2A3 (F)
      5.500%, 09/01/07                                    1,774           1,758
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-0,
      Cl A1 (F)
      4.894%, 09/01/07                                    1,229           1,200
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-H,
      Cl A1 (F)
      4.527%, 09/01/07                                    6,082           5,901
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-S,
      Cl A7 (F)
      3.540%, 09/01/07                                      280             272
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-l,
      Cl A5 (F)
      4.795%, 07/25/34                                      881             861
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-l,
      Cl A6 (F)
      4.795%, 07/25/34                                      895             868
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-14,
      Cl 2A1
      5.500%, 09/01/07                                    1,284           1,243
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR10,
      Cl 2A17 (F)
      3.500%, 09/01/07                                    2,085           2,048
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR14,
      Cl A1 (F)
      5.388%, 09/01/07                                    1,397           1,367
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 7A1 (F)
      5.258%, 09/01/07                                    3,919           3,826
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-2,
      Cl 3A1
      5.750%, 03/25/36                                   16,402          15,940
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-7,
      Cl 3A1
      6.000%, 09/01/07                                      803             801


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR18,
      Cl 1A1 (F)
      6.000%, 09/01/07                            $       1,776   $       1,774
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR19,
      Cl A1 (F)
      5.668%, 09/01/07                                    3,726           3,690
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6,
      Cl 7A1
      5.114%, 09/01/07                                    2,894           2,816
   Zuni Mortgage Loan Trust, Ser 2006-OA1,
      Cl A1 (F)
      5.635%, 09/25/07                                    9,733           9,649
                                                                  --------------
                                                                      1,251,815
                                                                  --------------
OTHER ASSET - BACKED SECURITIES -- 1.2%
   CNH Equipment Trust, Ser 2004-A,
      Cl A4A (F)
      5.721%, 09/15/07                                    3,227           3,229
   California Infrastructure PG&E, Ser 1997-1,
      Cl A8
      6.480%, 12/26/09                                      337             337
   California Infrastructure SCE, Ser 1997-1,
      Cl A7
      6.420%, 12/26/09                                    1,446           1,446
   Caterpillar Financial Asset Trust,
      Ser 2006-A, Cl A2
      5.590%, 02/25/09                                       33              33
   Connecticut RRB Special Purpose
      Trust, Ser 2001-1, Cl A5
      6.210%, 12/30/11                                    1,371           1,412
   Credit-Based Asset Servicing, Ser 2006-CB2,
      Cl AF2 (G)
      5.501%, 12/25/36                                    1,999           1,975
   Credit-Based Asset Servicing, Ser 2007-RP1,
      Cl A (C) (F)
      5.815%, 09/25/07                                   21,062          21,074
   Diamond Investment Grade CDO,
      Ser 1X, Cl A1 (F)
      5.779%, 10/11/07                                    9,933           9,954
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2 (C)
      5.261%, 04/25/37                                    3,452           3,412
   Embarcadero Aircraft Securitization,
      Ser 2000-A, Cl A1 (C) (F)
      6.090%, 09/15/07                                    4,465           3,706
   Equity One Asset-Backed
      Securities, Ser 2003-2, Cl M1
      5.050%, 09/25/33                                    1,050             994
   GSAMP Trust, Ser 2003-SEA, Cl A1 (F)
      5.720%, 09/25/07                                    2,810           2,726
   Great America Leasing
      Receivables, Ser 2006-1, Cl A3 (C)
      5.340%, 01/15/10                                    2,517           2,522
   Green Tree Financial, Ser 1996-5,
      Cl A6
      7.750%, 07/15/27                                      901             942
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1 (F)
      5.620%, 09/01/07                                    7,146           7,019

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2005-7N,
      Cl 1A1B (F)
      5.805%, 09/25/07                            $       5,176   $       5,014
   MSCC Heloc Trust, Ser 2005-1,
      Cl A (F)
      5.510%, 09/25/07                                      643             629
   Mid-State Trust, Ser 11, Cl A1
      4.864%, 07/15/38                                    3,255           3,005
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
      4.030%, 02/15/12                                    2,376           2,346
   SLM Student Loan Trust, Ser 2005-7,
      Cl A3
      4.410%, 07/25/25                                    1,279           1,278
   Securitized Asset-Backed
      Receivables LLC, Ser 2005-FR4,
      Cl A3 (F)
      5.520%, 09/25/07                                      323             323
   TMS SBA Loan Trust, Ser 1999-1,
      Cl A (F)
      6.050%, 09/15/07                                      153             152
                                                                  --------------
                                                                         73,528
                                                                  --------------
Total Asset-Backed Securities
   (Cost $1,379,158) ($ Thousands)                                    1,360,359
                                                                  --------------
CORPORATE OBLIGATIONS -- 18.3%

CONSUMER DISCRETIONARY -- 1.5%
   COX Communications
      7.875%, 08/15/09                                      440             460
   CVS (C)
      5.789%, 01/10/26                                    2,143           2,122
   CVS Lease Pass-Through Trust (C)
      6.036%, 12/10/28                                   10,718          10,451
      5.880%, 01/10/28                                      190             184
   Clear Channel Communications
      6.250%, 03/15/11                                    2,740           2,476
      4.250%, 05/15/09                                    1,040             982
   Comcast
      9.000%, 09/01/08                                      710             732
      6.950%, 08/15/37                                    3,683           3,785
      6.500%, 01/15/17 (J)                                1,825           1,873
      6.500%, 01/15/15                                    3,635           3,750
      6.300%, 11/15/17                                    1,125           1,136
      5.650%, 06/15/35                                    2,950           2,578
   Comcast Cable Communications
      8.375%, 03/15/13                                    6,655           7,444
      6.750%, 01/30/11                                    1,840           1,911
   Daimler Finance LLC
      8.500%, 01/18/31                                    1,050           1,299
      7.300%, 01/15/12                                    1,995           2,124
      6.500%, 11/15/13                                    4,275           4,418
   Daimler Finance LLC MTN
      5.750%, 09/08/11                                    1,800           1,812
      5.710%, 09/08/07 (F)                                5,920           5,903
   Eastman Kodak
      7.250%, 11/15/13                                    2,445           2,372
   Ford Motor (J)
      7.450%, 07/16/31                                    2,770           2,078
   Home Depot
      5.875%, 12/16/36                                    1,695           1,461
   Macy's Retail Holdings
      5.350%, 03/15/12                                    1,617           1,599
   News America
      6.200%, 12/15/34                                    2,445           2,270


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Target
      5.375%, 05/01/17                            $       4,175   $       4,051
      4.000%, 06/15/13                                      355             329
   Time Warner
      7.700%, 05/01/32                                    4,185           4,579
      6.875%, 05/01/12                                      350             367
   Time Warner Cable (C)
      5.850%, 05/01/17                                    1,110           1,085
   Time Warner Entertainment
      8.375%, 07/15/33                                    3,835           4,451
   Wal-Mart Stores
      6.500%, 08/15/37                                    1,473           1,510
      5.800%, 02/15/18                                    6,180           6,233
                                                                  --------------
                                                                         87,825
                                                                  --------------
CONSUMER STAPLES -- 0.3%
   Altria Group
      7.750%, 01/15/27                                    1,145           1,393
      7.000%, 11/04/13                                    2,060           2,231
   Anheuser-Busch
      6.450%, 09/01/37                                    1,083           1,117
      5.750%, 04/01/36                                    1,086           1,021
   Delhaize Group (C)
      6.500%, 06/15/17                                    4,545           4,596
   Estee Lauder
      5.550%, 05/15/17                                    2,360           2,346
   Krafts Foods
      7.000%, 08/11/37                                    1,616           1,663
   Philip Morris Capital
      7.500%, 07/16/09                                    1,155           1,192
   Reynolds American
      7.875%, 05/15/09                                    1,630           1,699
   Wal-Mart Stores
      5.250%, 09/01/35                                      403             352
                                                                  --------------
                                                                         17,610
                                                                  --------------
ENERGY -- 1.7%
   Anadarko Finance, Ser B
      7.500%, 05/01/31                                    5,363           5,821
   Anadarko Petroleum
      6.450%, 09/15/36 (J)                                5,150           5,005
      5.760%, 09/15/07 (F)                                4,650           4,624
   BP Canada Finance
      3.625%, 01/15/09                                    2,740           2,698
   Canadian Natural Resources
      6.250%, 03/15/38                                      860             825
      5.700%, 05/15/17                                    1,435           1,402
   Conoco
      6.950%, 04/15/29                                    3,685           4,039
   Conoco Funding
      7.250%, 10/15/31                                      885             996
      6.350%, 10/15/11                                      430             449
   ConocoPhillips
      5.900%, 10/15/32                                       10              10
      4.750%, 10/15/12                                      200             196
   ConocoPhillips Canada
      5.625%, 10/15/16                                    2,545           2,539
   Devon Financing
      6.875%, 09/30/11                                    2,605           2,755
   EMP Nacional del Petrole (C)
      6.750%, 11/15/12                                      171             180
      4.875%, 03/15/14                                      892             863
   El Paso
      6.950%, 06/01/28                                    2,250           2,046
   El Paso Natural Gas (C)
      5.950%, 04/15/17                                    1,080           1,053

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GAZ Capital
      6.510%, 03/07/22 (C)                        $       4,640   $       4,485
      6.212%, 11/22/16 (C) (J)                            8,377           8,092
   Hess
      7.875%, 10/01/29                                      650             741
      7.300%, 08/15/31                                    5,075           5,519
   Husky Oil
      7.550%, 11/15/16                                    1,680           1,879
   Kansas Gas & Electric
      5.647%, 03/29/21                                    2,815           2,769
   Kerr-McGee
      6.950%, 07/01/24                                    2,325           2,428
   Kinder Morgan Energy Partners
      7.125%, 03/15/12                                    1,760           1,847
      6.000%, 02/01/17                                      660             649
      5.000%, 12/15/13                                    1,190           1,128
   Mantis Reef II (C)
      4.799%, 11/03/09                                    1,095           1,088
   Nakilat (C)
      6.267%, 12/31/33                                      371             361
      6.067%, 12/31/33                                    1,524           1,474
   Pemex Project Funding Master Trust
      6.660%, 09/15/07 (C) (F)                            1,411           1,434
      6.625%, 06/15/35                                    7,329           7,494
   Petrobras International Finance
      6.125%, 10/06/16                                    9,225           9,052
   Petroleum Export (C)
      5.265%, 06/15/11                                      614             607
      4.623%, 06/15/10                                      368             365
   Ras Laffan LNG II (C)
      5.298%, 09/30/20                                      879             842
   Ras Laffan LNG III (C)
      6.332%, 09/30/27                                    2,590           2,588
   Sonat
      7.625%, 07/15/11                                    2,880           2,948
   Southern Natural Gas (C)
      5.900%, 04/01/17                                    1,190           1,157
   Tesoro (C)
      6.500%, 06/01/17                                      765             744
   Weatherford International (C)
      6.350%, 06/15/17                                    1,355           1,389
      5.950%, 06/15/12                                    2,820           2,868
   Williams
      8.750%, 03/15/32 (J)                                2,170           2,468
      7.750%, 06/15/31                                      740             768
   Williams, Ser A
      7.500%, 01/15/31                                       20              21
   XTO Energy
      7.500%, 04/15/12                                    1,320           1,438
      6.750%, 08/01/37                                    1,345           1,378
                                                                  --------------
                                                                        105,522
                                                                  --------------
FINANCIALS -- 9.5%
   ABX Financing (C)
      6.350%, 10/15/36                                    5,200           5,011
   ACE INA Holdings
      6.700%, 05/15/36                                    1,205           1,200
   ASIF Global Financing XIX (C)
      4.900%, 01/17/13                                      450             435
   Aegon (F)
      5.362%, 10/15/07                                    2,180           1,777
   Aiful (C)
      5.000%, 08/10/10                                    2,620           2,574
   Aiful (C) (J)
      4.450%, 02/16/10                                    3,322           3,232


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Allied Capital
      6.625%, 07/15/11                            $       6,845   $       7,024
   Allied World Assurance
      7.500%, 08/01/16                                    2,000           2,120
   American Express (F)
      6.800%, 09/01/16                                    1,535           1,572
   American International Group
      5.450%, 05/18/17                                    3,425           3,340
      4.700%, 10/01/10                                    2,975           2,948
   American International Group (J)
      6.250%, 03/15/37                                    5,000           4,628
   Australia & New Zealand Banking
      Group (F)
      5.556%, 10/29/49                                    1,590           1,381
   BAC Capital Trust XI
      6.625%, 05/23/36                                    1,570           1,608
   BNP Paribas (F)
      5.445%, 09/23/07                                    1,080             926
   Banco Mercantile (C) (F)
      6.135%, 10/13/16                                    2,039           2,041
   Bank One
      7.875%, 08/01/10                                    4,440           4,744
   Bank of America
      5.420%, 03/15/17                                    3,300           3,173
      5.375%, 06/15/14                                    2,530           2,507
   Bank of Ireland (F)
      5.625%, 09/05/07                                    1,030             898
   Bank of Nova Scotia (F)
      5.563%, 02/23/08                                      790             624
   Bank of Scotland (F)
      5.625%, 11/29/49                                      330             285
   Bankamerica Capital II
      8.000%, 12/15/26                                      402             419
   Banponce Trust I, Ser A
      8.327%, 02/01/27                                    2,410           2,515
   Barclays Bank (F)
      5.750%, 01/02/08                                      440             384
   Bre Properties +
      7.450%, 01/15/11                                    3,100           3,281
   Capital One Bank
      4.875%, 05/15/08                                    2,985           2,957
   Capital One Capital III
      7.686%, 08/15/36                                    2,000           1,852
   Capital One Financial
      6.750%, 09/15/17                                    2,240           2,230
      6.150%, 09/01/16                                      750             702
   Chuo Mitsui Trust & Banking (C) (F)
      5.506%, 12/15/49                                    1,814           1,723
   Cigna
      6.150%, 11/15/36                                    1,525           1,459
   Citigroup
      6.000%, 08/15/17                                    2,215           2,242
      5.500%, 08/27/12                                    4,450           4,452
      5.100%, 09/29/11                                    1,295           1,288
      4.125%, 02/22/10                                    6,820           6,659
      3.625%, 02/09/09                                    6,275           6,164
   Corp Andina de Fomento
      5.125%, 05/05/15                                      710             684
   Countrywide Financial MTN (F)
      5.580%, 09/26/07                                    1,300           1,190
   Countrywide Financial MTN, Ser A (F)
      5.530%, 09/19/07                                      650             634
   Countrywide Home Loan MTN, Ser K
      4.250%, 12/19/07                                    2,250           2,223

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston (F)
      5.500%, 09/19/07                            $         655   $         557
   Credit Suisse First Boston London
      (C) (F) (L)
      0.000%, 09/24/07                                    4,701           4,444
      0.000%, 09/24/07                                    8,339           7,884
   Credit Suisse USA
      5.500%, 08/16/11                                    4,395           4,425
   Danske Bank (C) (F)
      5.914%, 12/16/07                                      536             522
   Den Norske Bank (F)
      5.625%, 11/18/07                                      390             336
      5.563%, 02/27/08                                      650             533
   Depfa ACS Bank (C)
      5.125%, 03/16/37                                    4,200           3,863
   Deutsche Bank Capital Funding
      Trust (C) (F)
      5.628%, 01/19/49                                    4,789           4,534
   Developers Divers Realty +
      5.375%, 10/15/12                                    1,155           1,138
   Dresdner Funding Trust I (C) (J)
      8.151%, 06/30/31                                    1,336           1,490
   Dryden Investor Trust (C) (H)
      7.157%, 07/23/08                                      978             983
   ERP Operating LP
      5.750%, 06/15/17                                    2,260           2,168
      5.500%, 10/01/12                                      550             544
   Eksportfinans
      5.500%, 05/25/16                                    4,250           4,343
   Eksportfinans MTN, Ser G
      5.125%, 10/26/11                                    1,078           1,091
   Equity One +
      3.875%, 04/15/09                                    7,100           6,919
   Farmers Exchange Capital (C)
      7.200%, 07/15/48                                    3,582           3,591
      7.050%, 07/15/28                                    1,063           1,071
   Farmers Insurance Exchange (C)
      8.625%, 05/01/24                                    4,118           4,774
   First Industrial LP MTN
      7.500%, 12/01/17                                    2,765           3,012
   Ford Motor Credit LLC
      7.875%, 06/15/10                                    7,200           6,759
      7.375%, 10/28/09                                   15,740          14,894
      7.250%, 10/25/11                                      329             300
      6.625%, 06/16/08                                   10,480          10,166
   Fund American
      5.875%, 05/15/13                                    1,448           1,442
   GMAC LLC
      8.000%, 11/01/31                                      898             807
      7.750%, 01/19/10                                    2,370           2,256
      7.560%, 09/25/07 (F)                               11,009           9,303
      7.250%, 03/02/11                                    2,755           2,531
      6.125%, 01/22/08 (J)                                  415             412
      5.625%, 05/15/09                                    7,680           7,144
   General Electric Capital MTN, Ser A
      6.000%, 06/15/12                                    7,230           7,444
      3.750%, 12/15/09                                    4,022           3,928
   General Electric Capital MTN, Ser G
      6.150%, 08/07/37                                    1,406           1,437
   Glitnir Banki
      6.693%, 06/15/16 (C) (F)                            4,480           4,686
      6.330%, 07/28/11 (C)                                2,440           2,527
   Goldman Sachs Capital II (F)
      5.793%, 12/29/49                                    1,893           1,737
   Goldman Sachs Group
      6.600%, 01/15/12                                    2,630           2,712
      5.125%, 01/15/15                                    2,360           2,239


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   HBOS (C) (F)
      5.375%, 11/29/49                            $         962   $         922
   HSBC Bank (F)
      5.875%, 12/19/07                                    1,460           1,153
      5.538%, 12/11/07                                    2,320           1,856
   HSBC Finance
      8.000%, 07/15/10                                    2,330           2,494
      7.000%, 05/15/12                                    1,975           2,084
      6.375%, 11/27/12                                      365             375
   HVB Funding Trust III (C)
      9.000%, 10/22/31                                    1,226           1,381
   Health Care Properties +
      6.000%, 01/30/17                                    6,000           5,723
      5.650%, 12/15/13                                    3,400           3,332
   Highwoods Realty LP +
      7.500%, 04/15/18                                    3,888           4,159
      7.125%, 02/01/08                                    3,803           3,812
   ILFC E-Capital Trust II (C) (F) (J)
      6.250%, 12/21/65                                    1,200           1,163
   International Lease Finance MTN
      5.750%, 06/15/11                                    3,385           3,395
      5.650%, 06/01/14                                    1,695           1,686
      5.580%, 11/24/07 (F)                                1,805           1,799
   JPMorgan Chase
      6.125%, 06/27/17 (J)                                2,930           2,974
      5.750%, 01/02/13                                    3,670           3,710
      5.150%, 10/01/15                                      240             229
      5.125%, 09/15/14                                      445             432
   Kaupthing Bank
      7.125%, 05/19/16 (C)                               12,000          12,296
      6.050%, 10/12/07 (C) (F)                            6,870           6,921
      5.750%, 10/04/11 (C)                                1,120           1,129
   Korea Development Bank
      4.250%, 11/13/07                                      560             559
   Landsbanki Islands (C)
      6.100%, 08/25/11                                    6,520           6,721
   Lazard Group
      7.125%, 05/15/15                                    5,875           6,000
      6.850%, 06/15/17                                    3,150           3,110
   Lehman Brothers Holdings Capital
      Trust VII MTN (F)
      5.857%, 11/29/49                                    1,800           1,653
   Lehman Brothers Holdings Capital
      Trust VIII (F)
      6.190%, 11/30/07                                    1,310           1,176
   Lehman Brothers Holdings MTN
      11.000%, 11/07/16 (F)                               5,269           5,245
      8.920%, 02/16/08 (F)                                3,023           2,917
      7.206%, 09/17/07 (F)                               14,410          14,409
      5.750%, 05/17/13                                    1,105           1,087
      5.250%, 02/06/12                                      965             936
      0.000%, 12/20/07 (F) (M)                            4,940           5,191
      0.000%, 11/30/07 (F) (M)                            3,736           3,621
   Liberty Mutual Group (C) (J)
      7.500%, 08/15/36                                    2,764           2,675
   Liberty Property +
      7.750%, 04/15/09                                    1,026           1,056
      6.375%, 08/15/12                                      397             408
   Lloyds TSB Bank, Ser 1 (F)
      5.688%, 11/14/07                                      870             733
   Lloyds TSB Bank, Ser 2 (F)
      5.563%, 11/21/07                                      160             139
   Lloyds TSB Bank, Ser 3 (F)
      5.523%, 02/29/08                                    1,600           1,296
   MUFG Capital Finance 1 (F)
      6.346%, 07/25/49                                    1,459           1,395
      6.346%, 07/25/49                                    1,840           1,756

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Mangrove Bay Passthru Trust (C) (F)
      6.102%, 07/15/33                            $       2,095   $       2,089
   Master Alternative Loans Trust,
      Ser 2006-3, Cl AA3
      6.250%, 09/01/07                                      802             800
   Merna Reinsurance, Ser B (C) (F)
      7.110%, 10/03/07                                    4,950           4,950
   Merrill Lynch
      7.430%, 09/01/22                                        5               5
   Merrill Lynch MTN (F)
      8.950%, 11/18/07                                    4,315           3,991
      8.680%, 11/02/07                                    4,160           4,035
   Merrill Lynch MTN, Ser B
      3.375%, 09/14/07                                    1,650           1,649
   Metlife (J)
      6.400%, 12/15/36                                   11,075          10,074
   Mizuho Finance
      8.375%, 04/27/09                                      785             816
      8.375%, 12/29/49                                      530             551
   Morgan Stanley
      5.375%, 10/15/15                                    1,445           1,384
      5.300%, 03/01/13                                    2,637           2,579
      4.750%, 04/01/14                                    2,270           2,122
   Morgan Stanley MTN (F)
      5.810%, 10/18/07                                    1,530           1,463
   NB Capital Trust IV
      8.250%, 04/15/27                                    4,865           5,052
   National Australia Bank (F)
      5.525%, 10/09/07                                      920             794
   National Capital Trust II (C) (F)
      5.486%, 12/17/07                                    3,207           3,063
   National Westminster Bank, Ser B (F)
      5.625%, 01/09/08                                      740             639
   National Westminster Bank, Ser C (F)
      5.500%, 11/27/07                                      160             133
   Nationwide Building Society (C)
      5.500%, 07/18/12                                    3,265           3,340
   Nationwide Mutual Insurance (C)
      6.600%, 04/15/34                                    2,483           2,413
   North Front Pass-Through Trust (C) (F)
      5.810%, 12/15/07                                    5,291           5,158
   PF Export Receivables Master Trust (C)
      6.436%, 06/01/15                                    1,645           1,659
   PNC Funding
      5.250%, 11/15/15                                    3,015           2,921
   Paribas, Ser 1986 (F)
      5.625%, 09/11/07                                      693             589
   Pemex Finance
      9.690%, 08/15/09                                    1,000           1,040
   Power Receivables Financial
      6.290%, 01/01/12                                    3,381           3,461
      6.290%, 01/01/12 (C)                                1,068           1,093
   Prime Property Funding + (C)
      5.600%, 06/15/11                                    3,380           3,363
      5.500%, 01/15/14                                    5,000           4,935
   Prologis +
      5.500%, 04/01/12                                    2,155           2,134
      5.250%, 11/15/10                                      870             864
   Prudential Financial MTN
      5.700%, 12/14/36                                    2,460           2,242
   RBS Capital Trust III (F)
      5.120%, 09/30/07                                      400             378


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RSHB Captl (C)
      6.299%, 05/15/17                            $       5,600   $       5,292
   Rabobank Capital Fund Trust II (C) (F)
      5.260%, 12/29/49                                    1,171           1,115
   Rabobank Capital Fund Trust III (C) (F)
      5.254%, 12/31/07                                    1,337           1,242
   Residential Capital LLC
      8.690%, 10/17/07 (C) (F)                            1,384             830
      7.595%, 11/22/07 (F)                                1,320           1,043
      7.460%, 10/17/07 (F)                                1,756           1,405
      6.500%, 06/01/12                                      580             441
      6.500%, 04/17/13                                    1,207             908
      6.125%, 11/21/08                                    3,130           2,614
      6.000%, 02/22/11                                    1,860           1,409
      5.860%, 06/09/08 (F)                                  500             425
   Resona Bank (C) (F)
      5.850%, 09/29/49                                    1,793           1,701
   Resona Preferred Global Securities
      (C) (F) (J)
      7.191%, 07/30/49                                    2,590           2,605
   Royal Bank of Canada (F)
      5.548%, 09/21/07                                    1,010             870
   Royal Bank of Scotland Group PLC
      5.563%, 12/11/07 (F)                                2,530           2,165
      5.000%, 10/01/14                                    2,465           2,383
   SLM EXL (F) (K)
      5.621%, 09/17/07                                   20,790          20,790
   SLM MTN, Ser CPI (F)
      3.820%, 09/01/07                                    4,180           3,839
   SMFG Preferred Capital (C) (F) (J)
      6.078%, 01/25/17                                    6,810           6,352
   Security Benefit Life (C)
      8.750%, 05/15/16                                    5,200           6,064
   Shinsei Finance Cayman (C) (F) (J)
      6.418%, 01/29/49                                    4,560           4,319
   Simon Property Group LP+
      5.750%, 05/01/12                                    1,875           1,874
   Societe Generale (F)
      5.469%, 11/26/07                                      680             579
      5.395%, 11/26/07                                      180             153
   Standard Chartered I (F)
      5.563%, 01/16/08                                    1,840           1,343
   Standard Chartered II (F)
      5.625%, 11/07/07                                    2,800           2,044
   Standard Chartered III (F)
      5.525%, 12/04/07                                      200             146
   Standard Chartered IV (F)
      5.730%, 01/06/08                                      290             212
   Stingray Pass-Through Trust (C)
      5.902%, 01/12/15                                    3,600           2,596
   Sumitomo Mitsui Banking
      8.150%, 08/01/08                                      442             451
      8.150%, 08/29/49                                      951             970
   SunTrust Capital VIII (F) (J)
      6.100%, 12/06/07                                    5,450           4,728
   TNK-BP Finance
      7.500%, 07/18/16                                      140             139
   TNK-BP Finance
      7.500%, 07/18/16 (C) (J)                            3,750           3,703
      6.625%, 03/20/17                                    1,750           1,619
   Toll Road Investment Partners II (C) (E)
      5.514%, 02/15/45                                    6,915             931

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Toyota Motor Credit
      2.875%, 08/01/08                            $       1,970   $       1,924
   Travelers (F) (J)
      6.250%, 09/17/07                                    3,890           3,666
   Twin Reefs Pass-Through (C) (F)
      6.350%, 09/10/07                                      900             902
   UDR +
      5.500%, 04/01/14                                    2,900           2,829
   UDR MTN +
      5.000%, 01/15/12                                    2,000           1,965
   UFJ Finance Aruba
      8.750%, 08/13/49                                      316             325
      8.750%, 11/29/49                                    1,060           1,092
   US Bancorp MTN, Ser N
      3.125%, 03/15/08                                    1,520           1,499
   Wachovia
      5.750%, 06/15/17                                    1,110           1,104
      5.300%, 10/15/11                                    2,245           2,236
      5.250%, 08/01/14                                      250             245
      4.875%, 02/15/14                                    2,470           2,373
   Wachovia Capital Trust III (F)
      5.800%, 03/15/11                                    3,717           3,708
   Washington Mutual
      4.000%, 01/15/09                                    1,478           1,433
   Wells Fargo
      5.000%, 11/15/14                                    1,145           1,109
   Wells Fargo Capital X
      5.950%, 12/15/36                                      960             904
   Westfield Capital (C)
      4.375%, 11/15/10                                    1,900           1,839
   Westfield Group (C)
      5.400%, 10/01/12                                    2,725           2,685
   Westpac Banking (F)
      5.494%, 09/30/07                                      870             745
   Westpac Capital Trust IV (C) (F)
      5.256%, 12/29/49                                    1,259           1,166
   Woodbourne Pass-Through Trust
      (C) (F)
      6.420%, 09/08/07                                    2,500           2,504
   Woori Bank (C) (F) (J)
      6.125%, 05/03/16                                    1,385           1,386
   ZFS Finance USA Trust II (C) (F)
      6.450%, 12/15/65                                    2,549           2,395
   Zions Bancorp
      5.500%, 11/16/15                                    1,880           1,816
                                                                  --------------
                                                                        576,089
                                                                  --------------
INDUSTRIALS -- 1.3%
   Air 2 US (C)
      8.027%, 10/01/19                                    4,944           5,117
   America West Airlines, Ser 1999-1
      7.930%, 01/02/19                                    4,655           4,911
   American Airlines, Ser 1999-1 (J)
      7.024%, 10/15/09                                    2,320           2,356
   Cedar Brakes I LLC (C)
      8.500%, 02/15/14                                    1,457           1,592
   Cedar Brakes II LLC (C)
      9.875%, 09/01/13                                    5,635           6,175
   Continental Airlines, Ser 1997, Cl1A
      7.461%, 04/01/15                                    1,578           1,549
   Continental Airlines, Ser 1999-2
      7.256%, 03/15/20                                    1,424           1,475
   Continental Airlines, Ser A
      5.983%, 04/19/22                                    3,000           2,916
   Continental Airlines, Ser AMBC
      6.236%, 03/15/20                                    2,308           2,285


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Delta Air Lines, Ser 2000-1
      7.379%, 05/18/10                            $       1,409   $       1,410
   Delta Air Lines, Ser 2001-1
      7.111%, 09/18/11                                   13,350          13,383
   Hutchison Wham International (C)
      7.450%, 11/24/33                                    2,525           2,754
   Northwest Airlines, Ser 1A-2
      6.841%, 04/01/11                                    3,000           2,978
   Stauffer Chemical (E)
      6.259%, 04/15/18                                      860             481
      6.245%, 04/15/17                                      350             207
      4.239%, 04/15/10                                      300             264
   Tyco International Group
      7.000%, 06/15/28                                    1,875           2,042
      6.875%, 01/15/29                                    7,064           7,641
      6.750%, 02/15/11                                    1,170           1,229
      6.375%, 10/15/11                                    8,785           9,201
      6.125%, 11/01/08                                      320             323
      6.125%, 01/15/09                                      120             122
      6.000%, 11/15/13                                    1,945           1,957
   United Technologies
      6.500%, 06/01/09                                    1,670           1,702
      5.400%, 05/01/35                                      670             618
   Waste Management
      7.375%, 05/15/29                                        5               5
      7.125%, 12/15/17                                    4,840           5,127
      7.100%, 08/01/26                                    1,375           1,449
                                                                  --------------
                                                                         81,269
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.1%
   Corning
      7.250%, 08/15/36                                      970           1,012
   Electronic Data Systems
      7.125%, 10/15/09                                    2,990           3,076
   Xerox
      5.500%, 05/15/12                                    2,250           2,225
                                                                  --------------
                                                                          6,313
                                                                  --------------
HEALTH CARE -- 0.5%
   Abbott Laboratories
      5.875%, 05/15/16                                    3,005           3,057
   Bristol-Myers Squibb
      5.875%, 11/15/36                                      675             636
   Cardinal Health
      5.850%, 12/15/17                                    4,875           4,790
   Coventry Health Care
      5.950%, 03/15/17                                    2,965           2,826
   HCA
      5.750%, 03/15/14                                    5,548           4,452
   Johnson & Johnson
      5.550%, 08/15/17                                    2,670           2,715
   Merck
      5.750%, 11/15/36                                    1,011             962
   Tenet Healthcare (J)
      7.375%, 02/01/13                                      168             139
   WellPoint
      5.875%, 06/15/17                                    1,135           1,136
   Wyeth
      6.950%, 03/15/11                                    8,285           8,767
      5.950%, 04/01/37                                    3,610           3,451
                                                                  --------------
                                                                         32,931
                                                                  --------------
MATERIALS -- 0.2%
   CodelCo (C)
      4.750%, 10/15/14                                      900             854

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Vale Overseas
      8.250%, 01/17/34                            $         210   $         246
      6.875%, 11/21/36                                    7,748           7,865
      6.250%, 01/23/17                                    2,388           2,404
   Weyerhaeuser
      6.750%, 03/15/12                                      410             423
                                                                  --------------
                                                                         11,792
                                                                  --------------
SOVEREIGN -- 0.6%
   Emirate of Abu Dhabi (C)
      5.500%, 08/02/12                                    6,800           6,912
   Quebec Province
      5.125%, 11/14/16                                    5,075           5,050
   Republic of Italy
      5.375%, 06/15/33                                    7,402           7,128
   Russian Federation
      7.500%, 09/30/07 (C) (G)                            2,682           2,976
      7.500%, 03/31/30 (G)                                1,072           1,192
   United Mexican States (J)
      5.625%, 01/15/17                                    2,084           2,083
   United Mexican States MTN, Ser A
      7.500%, 04/08/33                                      218             257
      6.750%, 09/27/34                                   10,785          11,712
      5.875%, 01/15/14                                    1,575           1,602
                                                                  --------------
                                                                         38,912
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.2%
   AT&T
      6.500%, 09/01/37                                    1,120           1,122
      6.150%, 09/15/34                                    4,820           4,672
      5.625%, 06/15/16                                    1,265           1,248
      5.100%, 09/15/14                                    7,625           7,345
   America Movil
      6.375%, 03/01/35                                    1,379           1,340
   BellSouth
      4.750%, 11/15/12                                      190             184
   BellSouth Telecommunications
      7.000%, 12/01/95                                    2,415           2,418
   British Telecom PLC
      8.375%, 12/15/10                                    1,310           1,437
   Deutsche Telekom International
      Finance
      5.750%, 03/23/16                                    2,175           2,140
   Embarq (J)
      7.995%, 06/01/36                                    2,311           2,395
   France Telecom
      8.500%, 03/01/31                                    1,935           2,471
   Koninklijke
      8.000%, 10/01/10                                    5,100           5,462
   New Cingular Wireless Services
      8.125%, 05/01/12                                    1,255           1,388
   Qwest
      7.875%, 09/01/11                                    1,179           1,233
      7.500%, 10/01/14                                    4,225           4,331
   Rogers Communications
      6.375%, 03/01/14                                    3,630           3,674
   Sprint Capital
      8.750%, 03/15/32                                    1,320           1,524
      8.375%, 03/15/12                                    5,300           5,856
      6.900%, 05/01/19                                      120             122
      6.875%, 11/15/28                                    1,027           1,000
      6.125%, 11/15/08                                    2,950           2,965
   Sprint Nextel
      6.000%, 12/01/16                                    2,066           2,008


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Telecom Italia Capital
      5.250%, 11/15/13                           $          580   $         559
      5.250%, 10/01/15                                      370             349
      4.950%, 09/30/14                                    1,320           1,236
   Telefonica Emisiones
      6.221%, 07/03/17                                      870             876
      5.984%, 06/20/11                                    5,040           5,107
   Telus
      8.000%, 06/01/11                                    1,029           1,116
   Verizon Communications
      7.375%, 09/01/12                                    1,730           1,876
      6.875%, 06/15/12                                      465             493
   Vodafone Group PLC
      5.625%, 02/27/17                                    2,365           2,286
                                                                  --------------
                                                                         70,233
                                                                  --------------
UTILITIES -- 1.4%
   Allegheny Energy Supply (C) (J)
      8.250%, 04/15/12                                    1,765           1,822
   Arizona Public Services
      8.000%, 12/30/15                                      758             846
   CMS Energy
      6.550%, 07/17/17                                    1,475           1,414
   Cogentrix Energy (C)
      8.750%, 10/15/08                                    6,200           6,419
   Commonwealth Edison
      4.700%, 04/15/15                                    1,362           1,263
   Commonwealth Edison, Ser 104
      5.950%, 08/15/16                                    1,600           1,601
   Commonwealth Edison, Ser 98
      6.150%, 03/15/12                                    3,168           3,242
   DPL
      6.875%, 09/01/11                                    4,835           5,060
   Dominion Resources
      5.700%, 09/17/12                                    3,560           3,574
      4.750%, 12/15/10                                      740             724
      4.125%, 02/15/08                                      250             248
   Dominion Resources, Ser D
      5.125%, 12/15/09                                      850             845
   Duke Energy Carolinas
      5.625%, 11/30/12                                      525             531
   Empresa Nacional Electric
      8.625%, 08/01/15                                      340             395
   Exelon
      5.625%, 06/15/35                                    2,605           2,317
   FPL Energy American Wind (C)
      6.639%, 06/20/23                                    4,376           4,535
   FirstEnergy, Ser B
      6.450%, 11/15/11                                    3,105           3,207
   FirstEnergy, Ser C
      7.375%, 11/15/31                                    7,165           7,896
   Hydro-Quebec, Ser JL
      6.300%, 05/11/11                                    1,050           1,101
   Intergas Finance (C) (J)
      6.375%, 05/14/17                                    4,853           4,525
   Midamerican Energy Holdings
      6.500%, 09/15/37 (C)                                  785             791
      6.125%, 04/01/36                                    2,333           2,249
   Nevada Power, Ser A
      8.250%, 06/01/11                                    4,055           4,419
   Nevada Power, Ser M
      5.950%, 03/15/16                                    1,260           1,240
   NiSource Finance
      6.150%, 03/01/13                                    1,304           1,322
   Northwestern
      5.875%, 11/01/14                                    1,532           1,487

--------------------------------------------------------------------------------
                                                    Face Amount
                                          ($ Thousands)/Shares/   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------
   Pacific Gas & Electric
      6.050%, 03/01/34 (J)                       $        3,275   $       3,208
      5.800%, 03/01/37                                      840             793
   Power Contract Financing (C)
      6.256%, 02/01/10                                    3,048           3,094
   Public Service Colorado
      7.875%, 10/01/12                                    2,720           3,020
   Swepco Capital Trust I (F)
      5.250%, 10/01/43                                    4,465           4,456
   TXU Energy
      7.000%, 03/15/13                                      460             472
   TXU, Ser P
      5.550%, 11/15/14                                      370             304
   TXU, Ser Q
      6.500%, 11/15/24                                      410             329
   TXU, Ser R (J)
      6.550%, 11/15/34                                    4,385           3,468
                                                                  --------------
                                                                         82,217
                                                                  --------------
Total Corporate Obligations
   (Cost $1,122,169) ($ Thousands)                                    1,110,713
                                                                  --------------
FOREIGN BONDS -- 0.2%
   Canadian Government
      4.000%, 12/01/31                                    1,188           1,514
   Deutsche Bundesrepublik
      3.750%, 01/04/15                                    6,750           8,945
                                                                  --------------
Total Foreign Bonds
   (Cost $9,953) ($ Thousands)                                           10,459
                                                                  --------------
PREFERRED STOCK -- 0.1%
   Aegon, 6.235% (F)                                     27,000             637
   Aegon, 6.375%                                         79,895           1,926
   Deutsche Bank Contingent Capital
      Trust II, 6.550%                                   38,000             912
   Merrill Lynch, 5.860% (F) (J)                         63,100           1,420
   Metlife, 6.500%                                       86,821           2,189
                                                                  --------------
Total Preferred Stock
   (Cost $7,372) ($ Thousands)                                            7,084
                                                                  --------------
PURCHASED SWAPTIONS -- 0.1%
U.S. Swaption Call, Barclays                        105,907,000             984
U.S. Swaption Call, Barclays                         13,735,000             617
U.S. Swaption Call, Merrill Lynch                    88,575,000             912
U.S. Swaption Call, Merrill Lynch                    11,686,000             577
U.S. Swaption Put, Barclays                          85,920,000             701
U.S. Swaption Put, Barclays                          11,026,000             441
                                                                  --------------
Total Purchased Swaptions
   (Cost $3,057) ($ Thousands)                                            4,232
                                                                  --------------
MUNICIPAL BONDS -- 0.1%
   Michigan Tobacco Settlement
      Finance, Ser A, RB
      7.309%, 06/01/34                                    2,400           2,352
   San Diego,Tobacco Settlement
      Asset Backed, RB
      7.125%, 06/01/32                                    1,427           1,370
                                                                  --------------
Total Municipal Bonds
   (Cost $3,875) ($ Thousands)                                            3,722
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                              Contracts/Shares/
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%
   December 2007 90 Day Euro Call,
      Expires 12/17/07, Strike Price: $95*                  395   $         252
   December 2007 90 Day Euro Call,
      Expires 12/17/07, Strike Price: $95.50*               395              89
   June 2008 90 Day Euro Call, Expires
      06/16/08, Strike Price: $95*                           67             100
   March 2008 90 Day Euro Call, Expires
      03/17/08, Strike Price: $95*                          169             208
                                                                  --------------
Total Purchased Options
   (Cost $376) ($ Thousands)                                                649
                                                                  --------------
CASH EQUIVALENTS -- 21.2%
   Evergreen Select Money Market
      Fund, Institutional Class, 5.290%**               213,357             213
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510%**++             161,612,863         161,613
   SEI Liquidity Fund LP, 5.510%**++ (K)          1,124,593,097       1,124,593
                                                                  --------------
Total Cash Equivalents
   (Cost $1,286,419) ($ Thousands)                                    1,286,419
                                                                  --------------
U.S. TREASURY OBLIGATION -- 20.1%
   U.S. Treasury Bills
    4.625%, 02/15/17 (A) (B) (J)                 $       45,400          45,659
    2.375%, 04/15/11 (A) (B) (D) (J)                     28,657          28,590
   U.S. Treasury Bonds
    8.875%, 02/15/19 (J)                                  7,358          10,027
    8.125%, 08/15/19 (J)                                 10,595          13,819
    7.500%, 11/15/16                                      2,362           2,872
    7.125%, 02/15/23                                      4,442           5,531
    6.625%, 02/15/27 (J)                                  5,374           6,542
    6.250%, 08/15/23 to 05/15/30 (J)                     34,306          39,741
    6.125%, 11/15/27 (J)                                 35,578          41,259
    5.375%, 02/15/31 (J)                                  3,765           4,035
    5.000%, 05/15/37 (J)                                 14,668          15,056
    4.500%, 03/31/12 to 02/15/36 (J)                    134,564         133,593
    3.875%, 01/15/09 to 04/15/29 (D)                      7,005           7,559
    3.625%, 04/15/28 (D) (J)                             29,884          35,803
    2.375%, 01/15/17 to 01/15/27 (D) (J)                 31,261          31,092
    2.000%, 01/15/26 (D)                                    640             601
   U.S. Treasury Notes
    6.000%, 08/15/09 (J)                                 24,250          25,065
    5.125%, 05/15/16 (J)                                 20,937          21,833
    5.000%, 07/31/08                                        110             110
    4.875%, 06/30/12                                        390             400
    4.875%, 10/31/08 to 02/15/12 (J)                     99,675         102,260
    4.750%, 01/31/12 to 02/15/37 (J)                    142,778         144,462
    4.625%, 07/31/09 to 07/31/12 (J)                     30,493          30,827
    4.500%, 03/31/09 to 05/15/17 (J)                     87,069          87,569
    4.375%, 11/15/08 (J)                                 14,000          14,015
    4.250%, 08/15/14 to 11/15/14 (J)                     29,178          28,894
    4.250%, 08/15/13
    4.125%, 08/31/12                                     43,752          43,496
    4.000%, 08/31/09                                     12,959          12,913
    4.000%, 04/15/10 (J)                                  1,370           1,364
    3.875%, 05/15/09 to 09/15/10 (J)                     47,440          47,119
    3.750%, 05/15/08 (J)                                  9,730           9,681
    3.625%, 07/15/09 (J)                                 55,330          54,777
    3.625%, 05/15/13                                      1,102           1,065
    3.500%, 11/15/09                                     30,465          30,020
    3.500%, 02/15/10 (J)                                 15,670          15,417

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                             ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
    3.375%, 02/15/08 (J)                         $       33,830   $      33,695
    3.375%, 01/15/12 (D)                                    270             281
    2.500%, 07/15/16 (D) (J)                             21,798          22,028
    2.000%, 04/15/12 to 07/15/14 (D) (J)                 13,982          13,694
    1.875%, 07/15/15 (D) (J)                             34,779          33,529
    0.875%, 04/15/10 (D)                                     66              63
   U.S. Treasury STRIPS (E) (J)
    6.371%, 11/15/21                                     23,570          11,690
    3.926%, 08/15/19                                     25,429          14,259
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $1,202,697) ($ Thousands)                                    1,222,305
                                                                  --------------
COMMERCIAL PAPER (A) -- 1.2%

FINANCIALS -- 1.2%
   BNP Paribas Finance
      5.356%, 09/24/07                                   18,305          18,242
   Cit Group
      4.415%, 09/07/07                                   12,135          12,124
   General Electric Capital
      5.250%, 09/10/07                                   29,220          29,182
   HSBC
      5.250%, 09/10/07                                   16,045          16,024
                                                                  --------------
Total Commercial Paper
   (Cost $75,579) ($ Thousands)                                          75,572
                                                                  --------------
CERTIFICATES OF DEPOSIT (F) -- 0.1%
   JPMorgan Chase
      8.750%, 11/28/07                                    2,751           2,650
      7.590%, 09/28/07                                    2,630           2,457
                                                                  --------------
Total Certificates of Deposit
   (Cost $5,258) ($ Thousands)                                            5,107
                                                                  --------------
REPURCHASE AGREEMENT (I) -- 6.5%
Deutsche Bank
   5.150%, dated 8/31/07, to be
   repurchased on 09/04/07, repurchase
   price $394,922,762 (collateralized by
   U.S. Government obligations, ranging
   in par value $47,860,000-
   $50,000,000, 5.250%, 01/16/09, total
   market value $402,594,000)                           394,700         394,700
                                                                  --------------
Total Repurchase Agreement
   (Cost $394,700) ($ Thousands)                                        394,700
                                                                  --------------
Total Investments -- 138.0%
   (Cost $8,390,375) ($ Thousands)+++                             $   8,382,360
                                                                  ==============
WRITTEN SWAPTIONS -- (0.1)%
U.S. Swaption Call, Barclays                        (52,000,000)         (1,455)
U.S. Swaption Call, Merrill Lynch                   (44,000,000)         (1,336)
U.S. Swaption Put, Barclays                         (42,000,000)         (1,047)
                                                                  --------------
Total Written Swaptions
   (Premium received $(3,050)) ($ Thousands)                             (3,838)
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- 0.0 %
   December 2007 90 Day Euro Call,
      Expires 12/17/07, Strike Price:
      $95.25*                                              (790)  $        (306)
   December 2007 U.S. Ten Year
      Treasury Call, Expires 12/19/07,
      Strike Price: $110*                                  (467)           (379)
   December 2007 U.S. Ten Year
      Treasury Put, Expires 12/19/07,
      Strike Price: $105*                                  (142)            (18)
   March 2008 90 Day Euro Call, Expires
      03/17/08, Strike Price: $95.50*                      (192)           (119)
   March 2008 90 Day Euro Call, Expires
      03/17/08, Strike Price: $95.75*                      (248)           (104)
   March 2008 90 Day Euro Call, Expires
      03/18/08, Strike Price: $95.38*                      (218)           (164)
   March 2008 90 Day Euro Put, Expires
      03/17/08, Strike Price: $95.38*                      (253)           (199)
   September 2008 U.S. Ten Year
      Treasury Call, Expires 09/15/08,
      Strike Price $95*                                     (88)           (141)
   September 2008 U.S. Ten Year
      Treasury Put, Expires 09/15/08,
      Strike Price: $99.13*                                 (88)            (58)
                                                                  --------------
Total Written Options
   (Premium received $(1,039)) ($ Thousands)                      $      (1,488)
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                     Number of                    Appreciation/
                                     Contracts     Expiration    (Depreciation)
Type of Contract                   Long (Short)       Date        ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                           2,715        Mar-2008     $        1,664
90-Day Euro$                             861        Jun-2008                987
90-Day Euro$                            (300)       Sep-2007                340
90-Day Euro$                             300        Sep-2008                (60)
90-Day Euro$                            (100)       Dec-2007                 39
90-Day Euro$                             100        Dec-2008                 22
Euro-Bond                                  2        Sep-2007                  6
U.S. 2 Year Treasury Note                974        Dec-2007                (74)
U.S. 5 Year Treasury Note              2,574        Dec-2007                987
U.S. 10 Year Treasury Note              (761)       Sep-2007               (702)
U.S. 10 Year Treasury Note            (1,030)       Dec-2007               (377)
U.S. Long Treasury Bond                   36        Sep-2007                 (3)
                                                                 ---------------

                                                                 $        2,829
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007


A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                  CURRENCY         CURRENCY          UNREALIZED
MATURITY                         TO DELIVER       TO RECEIVE       APPRECIATION
DATE                            (THOUSANDS)       (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
11/7/07                         CAD   1,725     USD      1,655   $           22
11/7/07                         EUR   6,809     USD      9,437              131
11/7/07                         GBP   9,109     USD     18,762              418
11/7/07                         USD  19,447     JPY  2,316,816              736
                                                                 ---------------
                                                                 $        1,307
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007


A summary of outstanding swap agreements held by the Fund at August 31, 2007, is as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                       CREDIT DEFAULT SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund delivers monthly payment of 0.1100% (1.320% per annum) times the notional amount of the ABX.HE.BBB 06-2 Index. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the
   defined deliverable obligation. (Counterparty: Deutsche Bank)                         05/25/46          5,500   $         (303)

Fund delivers monthly payment of 0.1100% (1.330% per annum)
   times the notional amount of the ABX.HE.BBB 06-2 Index.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Lehman Brothers)        05/25/46          3,799            3,622

Fund delivers monthly payment of 0.2000% (2.420% per annum)
   times the notional amount of the ABX.HE.BBB 06-2 Index.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Lehman Brothers)        05/25/46          7,396            2,718

Fund delivers monthly payment of 0.2700% (3.240% per annum)
   times the notional amount of ConocoPhillips, 4.750%, 10/15/12.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Morgan Stanley)         09/20/12          1,620               (4)

Fund receives monthly payment of 0.3200% (3.890% per annum)
   times the notional amount of the ABX.HE.BBB 07-1 Index.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Citigroup)              08/25/37            104               (5)

Fund receives monthly payment of 0.3200% (3.890% per annum)
   times the notional amount of the ABX.HE.BBB 07-1 Index.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Citigroup)              08/25/37          5,455           (1,432)

Fund receives monthly payment of 0.4200% (5.000% per annum)
   times the notional amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Lehman Brothers)        01/25/38          9,400             (377)

Fund receives monthly payment of 0.4200% (5.000% per annum)
   times the notional amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Merrill Lynch)          01/25/38          2,350              (85)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.3200% (3.890% per annum)
   times the notional amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Lehman Brothers)        08/25/37          4,871           (1,279)

Fund receives monthly payment of 0.7600% (9.120% per annum)
   times the notional amount of the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Citigroup)              01/25/38          4,605               61

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Ambac Assurance. Upon a defined credit event,
   Fund will receive the notional amount and deliver the
   defined deliverable obligation. (Counterparty: JPMorgan Chase)                        09/20/12          3,600              147

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of Ambac Assurance. Upon a defined credit event,
   Fund will receive the notional amount and deliver the
   defined deliverable obligation. (Counterparty: Merrill Lynch)                         09/20/12          2,000               91

Fund pays quarterly payment of 0.6125% (2.450% per annum) times the notional amount of Ambac Assurance. Upon a defined credit event,
   Fund will receive the notional amount and deliver the
   defined deliverable obligation. (Counterparty: Merrill Lynch)                         09/20/12          1,934               66

Fund pays quarterly payment of 0.6375% (2.550% per annum) times the notional amount of Ambac Assurance. Upon a defined credit event,
   Fund will receive the notional amount and deliver the
   defined deliverable obligation. (Counterparty: Merrill Lynch)                         09/20/12          1,934               63

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $        3,283
==================================================================================================================================

                                                       INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Pay fixed rate of 4.524%
   and receive floating rate, rate based on
   5Y5Y Swaption Straddle. (Counterparty:
   Lehman Brothers)                                                                      05/24/17          6,830   $          243

Pay fixed rate of 4.650%
   and receive floating rate, rate based on
   5Y5Y Swaption Straddle. (Counterparty:
   Lehman Brothers)                                                                      05/18/17         12,000              312


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 4.813%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Merrill Lynch)                                                                        11/15/09          5,850   $           (9)

Receive fixed rate of 5.043%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Merrill Lynch)                                                                        11/30/09          4,060               28

Receive fixed rate of 5.135%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                                                                      11/30/09          4,050               36

Receive fixed rate of 7.160%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                                                                      05/25/22          6,000                3

Receive fixed rate of 7.880%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                                                                      06/04/22          4,170              (17)

Receive fixed rate of 7.910%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                                                                      06/12/22          4,000               17

Receive fixed rate of 8.250%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Citigroup)                                                                            08/21/22          3,700               67

Receive fixed rate of 4.858%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Citigroup)                                                                            11/15/09          5,820               (3)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $          677
==================================================================================================================================


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2007


Percentages are based on Net Assets of $6,074,238 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investment Trust

++ Affiliated Security

(A) The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Treasury Inflation Index Notes

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of August 31, 2007 was $983 ($ Thousands) and represented 0.02% of Net Assets.

(I) Tri-Party Repurchase Agreement

(J) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $1,073,642 ($ Thousands).

(K) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2007 was $1,159,558 ($ Thousands).

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1- year swap rate by 22 or more basis points.

(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2- year swap rate by 30 or more basis points.

ARM -- Adjustable Rate Mortgage
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EXL -- Extendable Maturity
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FICO -- Fair Issac Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
IO -- Interest Only - Face Amount Represents Notional Amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
SBA -- Small Business Administration
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar

Amounts designated as "--"are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $8,390,375 ($ Thousands), and the unrealized appreciation and depreciation were $54,446 ($Thousands) and $(62,461) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 78.5%

CONSUMER DISCRETIONARY -- 22.0%
   Adelphia Communications (C)
      10.250%, 06/15/11                           $         125   $          24
      7.875%, 05/01/09                                       75              13
      7.750%, 01/15/09                                      250              45
   Adelphia Communications, Ser B
      PIK (C)
      9.500%, 02/15/04                                       25               4
   American Casino & Entertainment
      7.850%, 02/01/12                                       25              26
   American Greetings
      7.375%, 06/01/16                                      700             661
   Amscan Holdings
      8.750%, 05/01/14                                    1,575           1,441
   Aramark
      8.856%, 11/01/07 (A) (D)                              325             323
      8.500%, 02/01/15 (A)                                4,050           4,035
   Arvinmeritor (F)
      8.750%, 03/01/12                                    1,700           1,683
   Asbury Auto Group (A)
      7.625%, 03/15/17                                      125             115
   Autonation (D)
      7.360%, 10/15/07                                      680             639
   Avis Budget Car Rental
      8.058%, 11/15/07 (D)                                  615             597
      7.750%, 05/15/16                                      500             485
   Beazer Homes USA
      8.625%, 05/15/11                                      275             220
      6.875%, 07/15/15 (F)                                  725             555
      6.500%, 11/15/13 (F)                                1,300             994
   Blockbuster (F)
      9.000%, 09/01/12                                      600             516
   Bonten Media Acquisition PIK (A)
      0.000%, 06/01/15                                    1,400           1,218
   Boyd Gaming
      7.750%, 12/15/12 (F)                                  650             646
      7.125%, 02/01/16                                    2,650           2,491
      6.750%, 04/15/14                                      525             496
   Broder Brothers, Ser B
      11.250%, 10/15/10                                   1,200           1,032
   Brookstone (F)
      12.000%, 10/15/12                                     595             573
   Brown Shoe
      8.750%, 05/01/12                                    1,025           1,045
   Burlington Coat (F)
      11.125%, 04/15/14                                   3,425           3,117
   CBD Media Holdings
      9.250%, 07/15/12                                      525             530
      8.625%, 06/01/11                                      275             274
   CCH I Holdings LLC
      11.750%, 05/15/14 (B) (F)                             150             134
      9.920%, 04/01/14 (F)                                2,450           2,058
   CCH I LLC
      11.000%, 10/01/15                                   7,147           7,004
      11.000%, 10/01/15                                     350             340
   CCH II LLC
      10.250%, 09/15/10                                   1,995           2,015
   CCH II LLC, Ser B
      10.250%, 09/15/10                                      25              25
   CCO Holdings LLC
      8.750%, 11/15/13                                    2,820           2,764
   CSC Holdings
      7.875%, 12/15/07                                      175             175
      7.625%, 07/15/18                                      510             468

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      7.250%, 07/15/08                            $         225   $         225
   CSC Holdings, Ser B
      8.125%, 08/15/09                                      275             277
   Cablevision Systems, Ser B
      9.820%, 10/03/07 (D)                                1,113           1,141
      8.000%, 04/15/12                                      515             493
   Caesars Entertainment
      8.875%, 09/15/08                                      400             406
      7.875%, 03/15/10                                      600             603
   Canwest Media
      8.000%, 09/15/12                                      775             755
   Carrols
      9.000%, 01/15/13                                    1,375           1,292
   Charter Communications Holdings
      LLC (A)
      8.000%, 04/30/12                                      175             172
   Choctaw Resort Development Entity (A)
      7.250%, 11/15/19                                      993             956
   Cinemark (B)
      5.744%, 03/15/14                                      425             393
   Claire's Stores (A) (F)
      10.500%, 06/01/17                                   5,050           3,737
      9.250%, 06/01/15                                      500             434
   Claire's Stores PIK (A) (F)
      9.625%, 06/01/15                                    2,745           2,217
   Cooper Standard Auto
      8.375%, 12/15/14                                    1,650           1,427
   Couche-Tard US
      7.500%, 12/15/13                                    2,283           2,237
   DIRECTV Holdings
      8.375%, 03/15/13                                    2,306           2,381
   Dana (C) (F)
      7.000%, 03/15/28                                      200             163
      7.000%, 03/01/29                                    1,100             891
      6.500%, 03/15/08                                      100              83
      6.500%, 03/01/09                                      350             285
   Delphi
      7.125%, 05/01/29 (C)                                  375             379
      6.550%, 06/15/06 (C)                                  550             556
      6.500%, 05/01/09 (C) (F)                            2,650           2,676
   Dex Media
      8.626%, 11/15/13 (B)                                1,625           1,499
      8.609%, 11/15/13 (B)                                2,635           2,431
      8.000%, 11/15/13                                      300             298
   Dex Media East LLC
      12.125%, 11/15/12                                   2,390           2,551
      9.875%, 11/15/09                                      871             891
   Dex Media West, Ser B
      9.875%, 08/15/13                                    1,095           1,155
      9.875%, 08/15/13                                      490             517
      8.500%, 08/15/10                                      850             861
   DirectTV Holdings
      6.375%, 06/15/15                                    5,565           5,203
   Easton-Bell Sports
      8.375%, 10/01/12                                    2,040           1,938
   Echostar DBS
      7.125%, 02/01/16                                    2,690           2,629
      7.000%, 10/01/13                                    1,770           1,748
      6.625%, 10/01/14                                    1,645           1,592
      5.750%, 10/01/08                                    1,800           1,789
   El Dorado Casino Shreveport PIK (F)
      10.000%, 08/01/12                                   1,102           1,053
   Eye Care Centers of America
      10.750%, 02/15/15                                     600             642


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Federal-Mogul
      8.370%, 11/15/01 (C)                        $         300   $         245
      7.750%, 07/01/06 (C)                                  125             102
      7.500%, 01/15/09 (C) (F)                               75              61
      7.375%, 01/15/06 (C)                                  150             122
   Festival Fun Park LLC
      10.875%, 04/15/14                                   2,524           2,556
   Fontainebleau Las Vegas (A)
      10.250%, 06/15/15                                   5,125           4,395
   Ford Motor
      9.500%, 09/15/11                                       75              72
      8.900%, 01/15/32                                      850             705
      8.875%, 01/15/22                                       50              42
      7.450%, 07/16/31 (F)                                1,976           1,482
      6.500%, 08/01/18 (F)                                1,935           1,466
      4.250%, 12/15/36                                      175             188
   General Motors (F)
      8.375%, 07/15/33                                    7,774           6,239
      8.250%, 07/15/23                                    2,452           1,955
      7.700%, 04/15/16                                      851             719
      7.125%, 07/15/13                                    1,825           1,565
   General Nutrition Center PIK (A) (F)
      9.796%, 03/15/14                                      550             523
   Goodyear Tire & Rubber
      11.000%, 03/01/11                                     840             900
      8.625%, 12/01/11 (A)                                  432             439
      7.857%, 08/15/11                                      925             916
   Great Canadian Gaming (A)
      7.250%, 02/15/15                                      275             264
   Group 1 Automotive (F)
      8.250%, 08/15/13                                      475             475
   Hanesbrands, Ser B (D)
      8.784%, 12/15/07                                    2,590           2,587
   Harrah's Operating
      8.000%, 02/01/11                                      625             612
      5.500%, 07/01/10                                      100              94
   Herbst Gaming
      8.125%, 06/01/12                                      625             544
      7.000%, 11/15/14                                    1,375           1,066
   Hertz
      10.500%, 01/01/16                                     175             189
      8.875%, 01/01/14                                    1,372           1,420
   Idearc (F)
      8.000%, 11/15/16                                    2,380           2,350
   Inn of the Mountain Gods
      12.000%, 11/15/10                                     225             237
   Isle of Capri Casinos
      7.000%, 03/01/14                                    2,425           2,104
   Jarden
      7.500%, 05/01/17                                    3,590           3,357
   Jo-Ann Stores
      7.500%, 03/01/12                                      350             313
   LBI Media (B)
      13.093%, 10/15/13                                     625             573
   LIN Television
      6.500%, 05/15/13                                    2,625           2,467
   LIN Televison, Ser B
      6.500%, 05/15/13                                    1,250           1,175
   Lamar Media
      7.250%, 01/01/13                                      500             498
      6.625%, 08/15/15                                    1,950           1,862
   Lamar Media, Ser B
      6.625%, 08/15/15                                      350             334
   Leslie's Poolmart
      7.750%, 02/01/13                                      525             501
   MGM Mirage
      8.375%, 02/01/11                                    1,525           1,559

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      7.500%, 06/01/16                             $      3,580   $       3,535
      6.875%, 04/01/16                                    2,020           1,914
      6.750%, 04/01/13                                    1,600           1,552
      5.875%, 02/27/14                                    2,670           2,450
   Majestic Star Casino LLC
      9.500%, 10/15/10                                    1,675           1,641
   Majestic Star II LLC
      9.750%, 01/15/11                                      875             744
   Mandalay Resort Group
      9.375%, 02/15/10                                      525             549
      7.625%, 07/15/13                                      475             466
   MediMedia USA (A)
      11.375%, 11/15/14                                     725             739
   MediaNews Group
      6.875%, 10/01/13                                      100              80
      6.375%, 04/01/14                                      150             112
   Mediacom Broadband LLC
      8.500%, 10/15/15                                      300             297
      8.500%, 10/15/15                                    2,100           2,037
   Mediacom LLC (F)
      9.500%, 01/15/13                                    2,970           2,970
   Michael's Stores
      11.375%, 11/01/16 (A) (F)                           1,475           1,434
      10.000%, 11/01/14 (A)                                 177             177
   Mohegan Tribal Gaming
      7.125%, 08/15/14                                       75              73
      6.875%, 02/15/15                                    1,300           1,248
      6.125%, 02/15/13                                      250             238
   NPC International
      9.500%, 05/01/14                                      100              93
   Neff (A)
      10.000%, 06/01/15                                     950             836
   Neiman Marcus Group (F)
      10.375%, 10/15/15                                   1,522           1,636
   Neiman Marcus Group PIK
      9.000%, 10/15/15                                      250             264
   Nexstar Holdings LLC (B)
      10.506%, 04/01/13                                   1,295           1,263
   Nielsen Finance LLC (A)
      10.000%, 08/01/14                                   2,400           2,460
   Outback Steakhouse (A) (F)
      10.000%, 06/15/15                                   2,775           2,393
   Penhall International (A)
      12.000%, 08/01/14                                     970           1,009
   Penn National Gaming
      6.875%, 12/01/11                                      925             925
      6.750%, 03/01/15                                    1,440           1,444
   Penske Auto Group (A)
      7.750%, 12/15/16                                    1,500           1,432
   Perry Ellis International, Ser B
      8.875%, 09/15/13                                    1,544           1,490
   Petro Stopping Centers
      9.000%, 02/15/12                                      225             235
   Phillips Van-Heusen
      8.125%, 05/01/13                                      375             383
      7.250%, 02/15/11                                       75              75
   Pokagon Gaming Authority (A)
      10.375%, 06/15/14                                     575             615
   Quebecor Media (A)
      7.750%, 03/15/16                                    1,025             975
   RH Donnelley
      10.875%, 12/15/12                                     415             440
      6.875%, 01/15/13                                      675             636
   RH Donnelley, Ser A-1
      6.875%, 01/15/13                                    1,875           1,767
      6.875%, 01/15/13                                       50              47


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RH Donnelley, Ser A-2
      6.875%, 01/15/13                            $       2,100   $       1,979
   RH Donnelley, Ser A-3
      8.875%, 01/15/16                                      300             308
   RJ Tower (C) (F)
      12.000%, 06/01/13                                     425              13
   Reader's Digest Association (A)
      9.000%, 02/15/17                                      200             172
   Rent-A-Center, Ser B
      7.500%, 05/01/10                                    1,925           1,819
   Rental Service (A)
      9.500%, 12/01/14                                    4,065           3,979
   SGS International
      12.000%, 12/15/13                                   1,650           1,650
   Sally Holdings LLC (A) (F)
      10.500%, 11/15/16                                   2,140           2,044
      9.250%, 11/15/14                                    2,635           2,595
   Sbarro (F)
      10.375%, 02/01/15                                     125             110
   Sealy Mattress
      8.250%, 06/15/14                                    3,415           3,338
   Seneca Gaming
      7.250%, 05/01/12                                      575             578
   Service
      7.375%, 10/01/14 (F)                                2,038           2,048
      7.000%, 06/15/17 (F)                                1,225           1,158
      6.750%, 04/01/15                                    1,765           1,712
   Service International
      7.625%, 10/01/18                                      652             655
      6.750%, 04/01/16                                    1,025             966
   Shingle Springs Tribal Group (A)
      9.375%, 06/15/15                                      650             640
   Simmons
      10.432%, 12/15/14 (B) (F)                           4,950           3,849
      7.875%, 01/15/14 (F)                                1,200           1,123
   Sinclair Broadcast Group (A) (B)
      4.875%, 07/15/18                                      400             371
   Six Flags (F)
      9.625%, 06/01/14                                      675             550
   Sonic Automotive, Ser B (F)
      8.625%, 08/15/13                                    2,580           2,528
   Spectrum Brands PIK (F)
      11.250%, 10/02/13                                   1,000             850
   Stanadyne Holdings (B)
      9.570%, 02/15/15                                    1,500           1,200
   Stanadyne, Ser 1
      10.000%, 08/15/14                                     475             473
   Station Casinos
      6.875%, 03/01/16                                    3,230           2,705
      6.625%, 03/15/18                                    3,450           2,777
   Steinway Musical Instruments (A)
      7.000%, 03/01/14                                    5,310           5,044
   Stewart Enterprises
      6.250%, 02/15/13                                    1,030             989
   Stone Container (A)
      8.000%, 03/15/17                                    1,725           1,729
   Sun Media
      7.625%, 02/15/13                                    2,040           1,994
   TRW Automotive (A) (F)
      7.250%, 03/15/17                                    5,230           4,759
      7.000%, 03/15/14                                    3,025           2,813
   Tenneco (F)
      8.625%, 11/15/14                                    3,724           3,687
   Town Sports International (B)
      11.486%, 02/01/14                                   1,779           1,628

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Travelport LLC
      11.875%, 09/01/16 (A)                       $       1,285   $       1,327
      9.985%, 09/01/07 (A) (D)                            2,044           2,044
   Turning Stone Casino Entertainment (A)
      9.125%, 12/15/10                                      200             202
   United Components
      9.375%, 06/15/13                                      805             805
   United Rentals North America
      7.000%, 02/15/14                                      775             790
      6.500%, 02/15/12                                    2,340           2,352
   Universal City Florida (D)
      10.106%, 11/01/07                                   2,823           2,851
   Univision Communications PIK (A) (F)
      9.750%, 03/15/15                                    4,000           3,810
   Vail Resorts
      6.750%, 02/15/14                                    3,080           2,957
   Vicorp Restaurants
      10.500%, 04/15/11                                      50              32
   Videotron
      6.875%, 01/15/14                                    4,495           4,281
   Visant Holding
      10.301%, 12/01/13 (B)                               4,880           4,477
      8.750%, 12/01/13 (F)                                1,385           1,385
   Visteon (F)
      8.250%, 08/01/10                                      250             214
      7.000%, 03/10/14                                      890             667
   WMG Acquisition
      7.375%, 04/15/14                                    2,640           2,323
   WMG Holdings (B)
      9.525%, 12/15/14                                      745             527
   Wynn Las Vegas LLC
      6.625%, 12/01/14                                    2,614           2,529
                                                                  --------------
                                                                        280,110
                                                                  --------------
   CONSUMER STAPLES -- 3.1%
   B&G Foods
      8.000%, 10/01/11                                      500             490
   Constellation Brands
      7.250%, 05/15/17 (A)                                3,150           3,056
      7.250%, 09/01/16 (F)                                5,970           5,791
   Dean Foods
      7.000%, 06/01/16                                      450             414
   Del Laboratories
      10.356%, 10/28/07 (D)                                 450             453
      8.000%, 02/01/12 (F)                                3,365           3,045
   Del Monte
      6.750%, 02/15/15                                    1,340           1,273
   Dole Foods (F)
      7.250%, 06/15/10                                    1,275           1,179
   Elizabeth Arden
      7.750%, 01/15/14                                    1,425           1,382
   Fleming (C)
      10.125%, 04/01/08                                     983              49
      9.250%, 06/15/10                                      188               9
   Merisant
      9.500%, 07/15/13                                    2,075           1,577
   Merisant Worldwide (B)
      12.250%, 05/15/14                                   1,025             446
   Michael Foods
      8.000%, 11/15/13                                    2,250           2,228
   NBTY
      7.125%, 10/01/15                                    2,462           2,388
   Natural Beef Pack
      10.500%, 08/01/11                                   1,213           1,249


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pantry
      7.750%, 02/15/14                            $         975   $         926
   Pilgrim's Pride (F)
      7.625%, 05/01/15                                      225             225
   Playtex Products
      9.375%, 06/01/11 (F)                                2,735           2,803
      8.000%, 03/01/11                                      920             950
   Rite Aid
      9.500%, 06/15/17 (A)                                3,615           3,281
      9.375%, 12/15/15 (A)                                1,125           1,024
      9.250%, 06/01/13 (F)                                1,000             925
      8.625%, 03/01/15                                    1,000             878
      7.700%, 02/15/27 (F)                                  150             112
      7.500%, 01/15/15                                       25              23
      6.875%, 12/15/28                                      350             245
      6.875%, 08/15/13 (F)                                  100              82
   Spectrum Brands (F)
      7.375%, 02/01/15                                    2,735           2,010
   SuperValu
      7.500%, 11/15/14                                      800             808
                                                                  --------------
                                                                         39,321
                                                                  --------------
ENERGY -- 8.3%
   Allis-Chalmers Energy
      9.000%, 01/15/14                                    5,063           5,038
   Atlas Pipeline Partners
      8.125%, 12/15/15                                      350             347
   Aventine Renewable Energy
      10.000%, 04/01/17                                     900             846
   Baytex Energy
      9.625%, 07/15/10                                      525             539
   Brigham Exploration
      9.625%, 05/01/14                                    1,000             942
   Chaparral Energy
      8.875%, 02/01/17 (A)                                  625             562
      8.500%, 12/01/15                                    2,238           2,003
   Chesapeake Energy
      7.750%, 01/15/15                                    2,591           2,627
      7.500%, 06/15/14                                      719             728
      7.000%, 08/15/14                                    1,851           1,842
      6.875%, 01/15/16                                    2,473           2,417
      6.500%, 08/15/17 (F)                                1,150           1,095
   Cimarex Energy
      7.125%, 05/01/17                                    2,250           2,194
   Colorado Interstate Gas
      6.800%, 11/15/15                                      125             129
      5.950%, 03/15/15                                      250             245
   Compagnie Generale de
      Geophysique
      7.750%, 05/15/17                                      250             253
      7.500%, 05/15/15                                    1,225           1,231
   Compton Pet Finance
      7.625%, 12/01/13                                      350             332
   Comstock Resources
      6.875%, 03/01/12                                       50              47
   Denbury Resources
      7.500%, 04/01/13                                    2,965           2,958
      7.500%, 12/15/15                                    2,415           2,403
   Dynegy Holdings
      8.375%, 05/01/16                                      250             246
      7.750%, 06/01/19 (A)                                4,725           4,371
      7.500%, 06/01/15 (A)                                1,670           1,570
   El Paso
      7.420%, 02/15/37                                      900             847
      7.000%, 06/15/17                                    1,675           1,670

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   El Paso MTN
      8.050%, 10/15/30                            $         150   $         152
      7.800%, 08/01/31                                    1,450           1,444
      7.750%, 01/15/32 (F)                                1,750           1,742
   El Paso Performance-Linked Trust (A)
      7.750%, 07/15/11                                      450             461
   El Paso Production Holding
      7.750%, 06/01/13                                      150             153
   Encore Acquisition
      7.250%, 12/01/17                                      800             740
      6.000%, 07/15/15                                      600             528
   Energy Partners
      10.485%, 10/15/07 (A) (D)                             425             412
      9.750%, 04/15/14 (A)                                1,000             930
   Energy XXI Gulf Coast (A)
      10.000%, 06/15/13                                     885             823
   Forest Oil
      8.000%, 06/15/08                                      180             182
      8.000%, 12/15/11                                    1,025           1,045
      7.250%, 06/15/19 (A) (F)                              525             505
   Frigstad Discoverer (A)
      11.500%, 02/21/12                                     900             877
   Frontier Oil
      6.625%, 10/01/11                                      825             800
   Grant Prideco, Ser B
      6.125%, 08/15/15                                      300             287
   Hanover Equipment Trust, Ser 2001 B
      8.750%, 09/01/11                                    3,300           3,391
   Hilcorp Energy (A)
      9.000%, 06/01/16                                      750             759
      7.750%, 11/01/15                                    3,075           2,944
   Holly Energy Partners LP
      6.250%, 03/01/15                                    1,200           1,110
   Inergy LP
      6.875%, 12/15/14                                      300             287
   Mariner Energy
      8.000%, 05/15/17                                       50              47
   MarkWest Energy, Ser B
      8.500%, 07/15/16                                      675             672
      6.875%, 11/01/14                                    1,500           1,402
   Newfield Exploration
      6.625%, 04/15/16                                    1,730           1,652
   North American Energy Partner
      8.750%, 12/01/11                                      225             226
   Northwest Pipeline
      7.000%, 06/15/16                                      225             235
      5.950%, 04/15/17 (A)                                  275             267
   OPTI Canada (A)
      8.250%, 12/15/14                                    1,960           1,984
      7.875%, 12/15/14                                      780             782
   PHI
      7.125%, 04/15/13                                      125             117
   Pacific Energy Partner
      7.125%, 06/15/14                                      200             205
      6.250%, 09/15/15                                      100              99
   Parker Drilling
      10.110%, 09/01/07 (D)                               2,469           2,491
      9.625%, 10/01/13                                      639             680
   Peabody Energy
      7.375%, 11/01/16                                    2,740           2,761
   Peabody Energy, Ser B
      6.875%, 03/15/13                                    2,500           2,494
   PetroProd
      10.850%, 05/24/13                                     900             891


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Petrohawk Energy
      9.125%, 07/15/13                            $       1,725   $       1,798
   Plains Exploration
      7.750%, 06/15/15                                      675             641
      7.000%, 03/15/17                                      850             773
   Pogo Producing
      7.875%, 05/01/13                                      700             705
      6.875%, 10/01/17                                      200             202
      6.875%, 10/01/17 (F)                                  125             126
      6.625%, 03/15/15                                      275             277
   Pogo Producing, Ser B
      8.250%, 04/15/11                                    1,072           1,099
   Pride International
      7.375%, 07/15/14                                    1,391           1,405
   Quicksilver Resources
      7.125%, 04/01/16                                    1,425           1,361
   Range Resources
      6.375%, 03/15/15                                      350             336
   Regency Energy Partners (A)
      8.375%, 12/15/13                                    1,138           1,172
   SESI LLC
      6.875%, 06/01/14                                      950             907
   Sabine Pass LNG LP
      7.500%, 11/30/16                                    1,520           1,478
      7.250%, 11/30/13                                    1,550           1,503
   SemGroup LP (A)
      8.750%, 11/15/15                                      725             698
   Southern Natural Gas
      7.350%, 02/15/31                                      375             393
   Swift Energy
      7.625%, 07/15/11                                    3,000           2,970
   Tesoro
      6.625%, 11/01/15                                    1,225           1,208
      6.250%, 11/01/12                                       50              49
   Tesoro (A)
      6.500%, 06/01/17                                    1,725           1,678
   Transcontinental Gas Pipe
      6.400%, 04/15/16                                      150             151
   United Refining (A)
      10.500%, 08/15/12                                     850             861
   Veneco
      8.750%, 12/15/11                                    2,430           2,357
   VeraSun Energy (A)
      9.375%, 06/01/17                                    1,400           1,298
   Whiting Petroleum
      7.000%, 02/01/14                                    1,030             971
   Williams
      8.125%, 03/15/12                                      505             542
      7.750%, 06/15/31                                      475             493
      7.625%, 07/15/19                                      275             292
      6.375%, 10/01/10 (A)                                  725             727
   Williams Partners LP
      7.250%, 02/01/17                                    3,285           3,252
                                                                  --------------
                                                                        105,782
                                                                  --------------
FINANCIALS -- 8.0%
   AAC Group Holding (B) (F)
      10.250%, 10/01/12                                   1,080             929
   AAC Group Holding PIK (F)
      12.750%, 10/01/12                                     825             827
   ACE Cash Express (A)
      10.250%, 10/01/14                                     675             672
   ALH Finance LLC
      8.500%, 01/15/13                                    2,850           2,779

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Alamosa Delaware
      8.500%, 01/31/12                            $       1,665   $       1,737
   Algoma Acquisition (A)
      9.875%, 06/15/15                                      950             888
   American Real Estate (A)
      7.125%, 02/15/13                                    4,475           4,206
   Armstrong World (C) (F)
      7.450%, 05/15/29                                      525               3
   Ashtead Capital (A)
      9.000%, 08/15/16                                    1,669           1,652
   Cardtronics
      9.250%, 08/15/13                                      150             142
      9.250%, 08/15/13 (A)                                  350             332
   Deluxe
      7.375%, 06/01/15                                      200             197
   FMC Finance III (A)
      6.875%, 07/15/17                                    2,060           2,019
   FTI Consulting
      7.750%, 10/01/16                                    1,175           1,172
      7.625%, 06/15/13                                      425             424
   Felcor Lodging LP +
      8.500%, 06/01/11                                      245             257
      7.260%, 10/31/07 (D)                                  200             197
   Ford Motor Credit LLC
      9.810%, 10/17/07 (D)                                3,340           3,365
      9.750%, 09/15/10 (F)                                  812             804
      8.110%, 10/13/07 (D)                                  275             252
      8.000%, 12/15/16                                    4,750           4,383
      7.800%, 06/01/12                                    4,500           4,146
      7.375%, 10/28/09                                      600             568
      7.375%, 02/01/11                                      650             600
      7.250%, 10/25/11                                    1,965           1,791
      7.000%, 10/01/13                                    4,562           4,063
      6.930%, 10/18/07 (D)                                  680             639
   GMAC LLC
      8.000%, 11/01/31 (F)                                2,243           2,015
      7.750%, 01/19/10                                      175             167
      7.560%, 09/25/07 (D)                                  622             526
      7.250%, 03/02/11                                      750             689
      7.000%, 02/01/12                                      100              90
      6.875%, 09/15/11                                    3,150           2,809
      6.875%, 08/28/12                                    5,355           4,731
      6.750%, 12/01/14                                    7,190           6,102
      6.625%, 05/15/12                                    1,325           1,147
      6.000%, 12/15/11                                      250             215
   HUB International Holdings (A)
      9.000%, 12/15/14                                    1,250           1,175
   Hawker Beechcraft Acquisition
      9.750%, 04/01/17 (A) (F)                              275             270
      8.500%, 04/01/15 (A)                                  290             289
   Hawker Beechcraft Acquisition PIK (A)
      8.875%, 04/01/15                                       25              24
   Hellas II (A) (D)
      11.110%, 09/21/07                                   2,100           2,163
   Hexion US Financie Nova Scotia (D)
      10.058%, 11/15/07                                     750             765
   Host Hotels & Resorts LP +
      6.875%, 11/01/14                                    1,385           1,382
   Host Marriott LP +
      7.125%, 11/01/13                                      725             721
   Host Marriott LP, Ser M +
      7.000%, 08/15/12                                      375             363
   Host Marriott LP, Ser O +
      6.375%, 03/15/15                                      575             558
   Host Marriott LP, Ser Q +
      6.750%, 06/01/16                                    2,490           2,421


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ipayment
      9.750%, 05/15/14                            $       1,100   $       1,031
   KAR Holdings
      10.000%, 05/01/15 (A)                               1,400           1,253
      9.356%, 05/01/14 (A) (D) (F)                          800             712
      8.750%, 05/01/14 (A)                                1,910           1,719
   Marlin Water Trust II (A) (C)
      6.310%, 07/15/03                                    4,000             400
   NSG Holdings LLC (A)
      7.750%, 12/15/25                                      450             437
   Omega Healthcare Investors +
      7.000%, 01/15/16                                      825             804
   PNA Intermediate Holding (A) (D)
      12.558%, 11/15/07                                     475             457
   PXRE Capital Trust I
      8.850%, 02/01/27                                    1,400           1,403
   Petroplus Finance
      7.000%, 05/01/17                                      500             459
      7.000%, 05/01/17 (A)                                2,975           2,737
      6.750%, 05/01/14 (A)                                1,185           1,102
      6.750%, 05/01/14                                    1,000             930
   Pinnacle Foods Finance LLC
      10.625%, 04/01/17 (A) (F)                           2,275           2,070
      9.250%, 04/01/15 (A)                                  850             784
   Realogy (A) (F)
      12.375%, 04/15/15                                   1,000             736
      10.500%, 04/15/14                                   1,400           1,179
   Rouse LP + (A)
      6.750%, 05/01/13                                      700             693
   SLM EXL (D) (G)
      5.621%, 09/17/07                                    3,614           3,614
   Senior Housing Properties Trust +
      7.875%, 04/15/15                                      645             658
   Snoqualmie Enterprises Authority
      9.125%, 02/01/15 (A)                                1,350           1,318
      9.063%, 02/01/08 (A) (D)                              275             268
   Trains HY, Ser 2006-1 (A)
      7.548%, 05/01/16                                    3,185           3,075
   Trustreet Properties +
      7.500%, 04/01/15                                      925             997
   Universal City Development
      11.750%, 04/01/10                                   1,350           1,421
   Ventas Realty LP +
      7.125%, 06/01/15                                      500             499
      6.750%, 04/01/17                                      775             754
      6.625%, 10/15/14                                      375             365
   Yankee Acquisition (F)
      9.750%, 02/15/17                                    1,075             962
      8.500%, 02/15/15                                    1,025             963
                                                                  --------------
                                                                        101,466
                                                                  --------------
HEALTH CARE -- 4.7%
   Advanced Mecial Optics
      7.500%, 05/01/17                                    1,650           1,506
   Bio-Rad Laboratories
      7.500%, 08/15/13                                      175             176
      6.125%, 12/15/14                                      775             713
   CRC Health
      10.750%, 02/01/16                                   1,600           1,688
   Community Health Systems (A)
      8.875%, 07/15/15                                    1,980           1,978
   Cooper
      7.125%, 02/15/15                                    3,190           3,062
   Fresenius Medical Capital Trust II
      7.875%, 02/01/08                                      381             381

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fresenius Medical Capital Trust IV
      7.875%, 06/15/11                            $       2,620   $       2,666
   HCA
      9.250%, 11/15/16 (A)                               10,808          11,105
      9.125%, 11/15/14 (A)                                  802             822
      8.750%, 09/01/10                                      880             876
      6.750%, 07/15/13                                      555             481
   HCA PIK (A)
      9.625%, 11/15/16                                    6,755           6,983
   MedCath Holdings
      9.875%, 07/15/12                                    1,055           1,108
   Mylan Laboratories
      6.375%, 08/15/15                                      660             660
   NMH Holdings PIK (A)
     12.485%, 09/15/07                                      650             616
   Norcross Safety Products, Ser B
      9.875%, 08/15/11                                    1,225           1,262
   Psychiatric Solutions (A)
      7.750%, 07/15/15                                    2,125           2,082
   Reable Therapeutics
      11.750%, 11/15/14                                   1,000             960
   Res-care
      7.750%, 10/15/13                                      625             606
   Select Medical
      11.080%, 09/29/07 (D) (F)                             600             522
      7.625%, 02/01/15 (F)                                2,400           2,082
   Spheris
      11.000%, 12/15/12                                   1,400           1,375
   Sun Healthcare Group (A)
      9.125%, 04/15/15                                      375             375
   Surgical Care Affiliates PIK (A)
      8.875%, 07/15/15                                      900             832
   Tenet Healthcare (F)
      9.875%, 07/01/14                                    1,725           1,527
      9.250%, 02/01/15                                    4,260           3,664
   US Oncology
      10.750%, 08/15/14                                   5,039           5,064
      9.000%, 08/15/12                                      650             650
   United Surgical Partners
      9.250%, 05/01/17 (A) (F)                            2,765           2,627
      8.875%, 05/01/17 (A)                                1,720           1,643
   Universal Hospital Services (A) (D)
      8.759%, 12/01/07                                      200             193
   Universal Hospital Services PIK (A)
      8.500%, 06/01/15                                      275             261
                                                                  --------------
                                                                         60,546
                                                                  --------------
INDUSTRIALS -- 8.1%
   ACCO Brands
      7.625%, 08/15/15                                    3,840           3,590
   ACIH (A) (B) (F)
      13.500%, 12/15/12                                     900             675
   AGY Holding (A)
      11.000%, 11/15/14                                     800             812
   Actuant (A)
      6.875%, 06/15/17                                    2,610           2,512
   Ahern Rentals
      9.250%, 08/15/13                                    1,475           1,453
   Ainsworth Lumber
      7.250%, 10/01/12                                      275             197
      6.750%, 03/15/14 (F)                                  400             263
      6.750%, 03/15/14 (F)                                  450             299
   Aleris International
      10.000%, 12/15/16                                   1,775           1,655
      9.000%, 12/15/14 (A)                                   75              71


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Alliant Techsystems
      6.750%, 04/01/16                            $         425   $         416
   Allied Waste North America
      7.250%, 03/15/15                                      345             345
      6.125%, 02/15/14 (F)                                1,945           1,833
   Allied Waste North America, Ser B (F)
      7.375%, 04/15/14                                      650             634
      7.125%, 05/15/16                                      595             592
   Altos Hornos de Mexico, Ser A (C)
      0.000%, 04/30/02                                      525             356
   Altos Hornos de Mexico, Ser B (C)
      0.000%, 04/30/04                                      975             661
   American Airlines, Ser 01-1
      7.379%, 05/23/16                                      117             107
   American Axle & Manufacturing
      7.875%, 03/01/17                                      600             561
   American Railcar Industries
      7.500%, 03/01/14                                      325             315
   Ames True Temper
      10.000%, 07/15/12 (F)                               1,960           1,588
      9.360%, 10/15/07 (D)                                1,220           1,220
   Associated Materials (B) (F)
      14.747%, 03/01/14                                     600             391
   Baker & Taylor (A)
      11.500%, 07/01/13                                     925             906
   Baldor Electric
      8.625%, 02/15/17                                    1,125           1,162
   Basell (A)
      8.375%, 08/15/15                                      475             423
   Belden (A)
      7.000%, 03/15/17                                      175             170
   Buffalo Thunder Development
      Authority (A) (F)
      9.375%, 12/15/14                                    2,100           1,974
   Buhrmann US
      8.250%, 07/01/14                                    1,650           1,551
      7.875%, 03/01/15                                      600             552
   Chart Industries
      9.125%, 10/15/15                                      325             333
   Cornell
      10.750%, 07/01/12                                     475             508
   Corrections Corp of America
      7.500%, 05/01/11                                    1,000           1,005
      6.750%, 01/31/14                                      785             769
      6.250%, 03/15/13                                    2,838           2,753
   D.R. Horton
      5.625%, 09/15/14                                    1,035             886
   DRS Technologies
      7.625%, 02/01/18                                      925             906
      6.875%, 11/01/13                                      475             465
      6.625%, 02/01/16                                      775             756
   Dayton Superior (F)
      13.000%, 06/15/09                                   1,483           1,446
   Delta Air Lines, Ser 2002-1 (C) (F)
      8.300%, 12/15/29                                      850              47
   Delta Air Lines, Ser 2002-1, Cl C (C) (F)
      7.779%, 01/02/12                                      769             750
   ESCO
      9.235%, 09/15/07 (A) (D)                              125             123
      8.625%, 12/15/13 (A)                                  680             666
   Education Management LLC (F)
      10.250%, 06/01/16                                   1,875           1,936
   General Cable
      7.125%, 04/01/17                                      410             398

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Goodman Global Holdings (F)
      7.875%, 12/15/12                            $       3,805   $       3,767
   Goodman Global Holdings, Ser B (D)
      8.360%, 12/15/07                                    1,390           1,362
   Graftech Finance
      10.250%, 02/15/12                                     782             817
   Gulfmark Offshore
      7.750%, 07/15/14                                    1,304           1,284
   Harland Clarke Holdings
      10.308%, 05/15/15 (D)                                 185             166
      9.500%, 05/15/15                                      185             166
   Indalex Holding, Ser B
      11.500%, 02/01/14                                     526             493
   Interface
      9.500%, 02/01/14                                      275             285
   Intergen (A)
      9.000%, 06/30/17                                    1,385           1,406
   Interline Brands
      8.125%, 06/15/14                                    1,050           1,029
   Iron Mountain
      8.750%, 07/15/18 (F)                                  565             572
      8.625%, 04/01/13                                      613             613
      7.750%, 01/15/15                                    2,550           2,480
      6.625%, 01/01/16 (F)                                2,630           2,367
   J.B. Poindexter (F)
      8.750%, 03/15/14                                      400             348
   K Hovnanian Enterprises
      8.625%, 01/15/17 (F)                                1,825           1,442
      7.500%, 05/15/16                                      450             347
      6.250%, 01/15/16 (F)                                1,450           1,087
   L-3 Communications
      6.125%, 07/15/13                                      685             663
      5.875%, 01/15/15 (F)                                3,877           3,673
   L-3 Communications, Ser B
      6.375%, 10/15/15                                    3,456           3,344
   Language Line
      11.125%, 06/15/12                                     175             185
   MAAX (F)
      9.750%, 06/15/12                                      450             200
   Meritage Homes
      7.000%, 05/01/14                                      925             754
      6.250%, 03/15/15                                       25              20
   Millar Western Forest
      7.750%, 11/15/13                                      982             768
   Mobile Mini (A)
      6.875%, 05/01/15                                      800             768
   Mobile Services Group (A)
      9.750%, 08/01/14                                      425             428
   Mueller Water Products (A)
      7.375%, 06/01/17                                    1,050             997
   NCL
      10.625%, 01/15/08                                     475             470
   NTK Holdings (F)
      10.750%, 03/01/14                                     100              63
   Nebraska Book
      8.625%, 03/15/12                                      250             243
   Noble Group (A)
      6.625%, 03/17/15                                      475             444
   Nortek
      8.500%, 09/01/14                                      925             800
   Northwest Airlines (C)
      10.000%, 02/01/09                                     175              18
      7.875%, 03/15/08                                      175              17
      7.625%, 11/15/23                                    1,175             118
   Northwest Airlines (C) (F)
      8.875%, 06/01/06                                    1,500             146


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Park-Ohio Industries
      8.375%, 11/15/14                            $         775   $         723
   Polypore
      8.750%, 05/15/12                                      200             190
   Propex Fabrics
      10.000%, 12/01/12                                     200             166
   Quality Distributors (F)
      9.000%, 11/15/10                                      800             740
   Quebecor World Capital (A)
      8.750%, 03/15/16                                    3,760           3,384
   RBS Global & Rexnord
      11.750%, 08/01/16 (F)                                 450             466
      9.500%, 08/01/14                                      550             555
      8.875%, 09/01/16                                    2,015           1,970
   Rainbow National Services LLC (A)
      10.375%, 09/01/14                                     308             335
      8.750%, 09/01/12                                    1,210           1,239
   Saint Acquisition (A) (F)
      12.500%, 05/15/17                                   2,475           1,677
   Seitel (A)
      9.750%, 02/15/14                                    1,475           1,361
   Stallion Oilfield Services (A)
      9.750%, 02/01/15                                    2,275           2,190
   Sunstate Equipment (A)
      10.500%, 04/01/13                                     730             712
   Superior Essex Com & Essex Group
      9.000%, 04/15/12                                      600             595
   TOUSA (F)
      10.375%, 07/01/12                                     515             227
   Terex
      7.375%, 01/15/14                                    2,514           2,514
   Titan International
      8.000%, 01/15/12                                    2,285           2,252
   Transdigm
      7.750%, 07/15/14                                    1,350           1,357
   Tube City IMS
      9.750%, 02/01/15                                      750             735
   UCI Holdco PIK (A)
      0.470%, 09/15/07                                      695             674
   United Air Lines (C)
      9.125%, 01/15/12                                      625               5
   United Air Lines, Ser 95A1
      9.020%, 04/19/12                                      739             414
   United Air Lines, Ser A (C)
      10.670%, 05/01/04                                     325               2
   Vanguard Health Holdings I (B)
      8.890%, 10/01/15                                      225             163
   Vanguard Health Holdings II (F)
      9.000%, 10/01/14                                    1,950           1,823
   Visant
      7.625%, 10/01/12                                      510             511
   Wimar Opco LLC (A)
      9.625%, 12/15/14                                    1,650           1,221
                                                                  --------------
                                                                        103,382
                                                                  --------------
INFORMATION TECHNOLOGY -- 3.3%
   Activant Solution
      9.500%, 05/01/16                                    1,900           1,682
   Advanced Micro Devices (F)
      7.750%, 11/01/12                                    1,085             949
   Amkor Technologies (F)
      9.250%, 06/01/16                                    1,250           1,213
   Flextronics International
      6.250%, 11/15/14                                    2,250           2,070
   Freescale Semiconductor
      8.875%, 12/15/14                                    1,080             996

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Freescale Semiconductor
      10.125%, 12/15/16 (F)                       $       4,660   $       4,054
      9.235%, 09/15/07 (A) (D)                              250             230
   Freescale Semiconductor PIK (A)
      9.125%, 12/15/14                                    4,730           4,233
   Magnachip Semiconductor (F)
      6.875%, 12/15/11                                      425             336
   NXP Funding LLC
      9.500%, 10/15/15                                    4,730           4,091
      8.106%, 10/12/07 (A) (D)                            1,000             906
      7.875%, 10/15/14                                    3,390           3,060
   Open Solutions (A)
      9.750%, 02/01/15                                    4,150           3,943
   Sanmina-SCI (A) (D) (F)
      8.110%, 09/15/07                                      750             741
      8.110%, 09/15/07                                    1,250           1,178
   Sensata Technologies
      8.000%, 05/01/14                                    1,945           1,828
   Smart Modular (D)
      10.860%, 10/01/07                                     760             798
   Sungard Data Systems
      10.250%, 08/15/15 (F)                               8,440           8,693
      9.125%, 08/15/13                                      615             635
   Viasystems
      10.500%, 01/15/11                                     375             375
                                                                  --------------
                                                                         42,011
                                                                  --------------
MATERIALS -- 9.1%
   AEP Industries
      7.875%, 03/15/13                                      210             200
   AK Steel
      7.750%, 06/15/12                                    1,950           1,940
   Abitibi-Consolidated
      8.550%, 08/01/10                                    1,550           1,387
      6.950%, 04/01/08                                      125             121
   Appleton Papers
      8.125%, 06/15/11                                      425             421
   Appleton Papers, Ser B
      9.750%, 06/15/14                                    1,075           1,082
   Arch Western Finance
      6.750%, 07/01/13                                    8,690           8,223
   Ball
      6.625%, 03/15/18                                    1,250           1,197
   Boise Cascade LLC
      8.235%, 10/15/07                                    3,000           2,970
   Bowater
      9.500%, 10/15/12                                      475             418
      8.360%, 09/15/07 (D)                                2,575           2,317
   Bowater Canada Finance
      7.950%, 11/15/11                                      600             510
   Bway
      10.000%, 10/15/10                                     650             663
   Cascades
      7.250%, 02/15/13                                      625             597
   Catalyst Paper
      7.375%, 03/01/14                                      338             272
   Catalyst Paper, Ser D
      8.625%, 06/15/11                                    1,515           1,333
   Claymont Steel (A)
      8.875%, 02/15/15                                      150             144
   Crown Americas
      7.750%, 11/15/15                                    1,711           1,728
   Crown Cork & Seal
      8.000%, 04/15/23                                    1,525           1,456


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Domtar (F)
      9.500%, 08/01/16                            $         250   $         263
      7.125%, 08/15/15                                    1,750           1,627
   Equistar Chemical
      10.125%, 09/01/08                                     163             169
   FMG Finance (A)
      10.625%, 09/01/16                                   3,390           3,882
      10.000%, 09/01/13                                     350             375
   Freeport-McMoRan Copper & Gold
      8.564%, 04/01/15 (D)                                1,200           1,236
      8.375%, 04/01/17                                    4,625           4,926
   Georgia Gulf
      7.125%, 12/15/13                                      300             270
   Georgia-Pacific
      8.125%, 05/15/11(F)                                 1,625           1,633
      8.000%, 01/15/24                                    1,225           1,151
      7.700%, 06/15/15 (F)                                1,575           1,528
      7.125%, 01/15/17 (A) (F)                            2,195           2,063
      7.000%, 01/15/15 (A)                                2,675           2,528
   Graham Packaging (F)
      9.875%, 10/15/14                                    4,590           4,498
   Huntsman International LLC
      7.875%, 11/15/14                                    1,355           1,416
   Huntsman LLC
      11.625%, 10/15/10                                     255             270
      11.500%, 07/15/12                                   1,440           1,566
   INEOS Group Holdings PLC (A) (F)
      8.500%, 02/15/16                                    3,585           3,298
   Innophos
      8.875%, 08/15/14                                      500             493
   Innophos Holdings (A) (F)
      9.500%, 04/15/12                                      700             693
   Intertape Polymer
      8.500%, 08/01/14                                      450             410
   Jefferson Smurfit
      8.250%, 10/01/12                                    1,600           1,564
   Lyondell Chemical
      10.500%, 06/01/13                                     995           1,072
      8.000%, 09/15/14                                      942           1,024
      6.875%, 06/15/17 (F)                                4,730           5,120
   Macdermid (A) (F)
      9.500%, 04/15/17                                    1,050             976
   Methanex
      6.000%, 08/15/15                                      175             172
   Millennium America
      7.625%, 11/15/26                                      200             176
   Momentive Performance
      11.500%, 12/01/16 (A) (F)                           3,680           3,514
      9.750%, 12/01/14 (A)                                  805             767
   Mosaic (A)
      7.625%, 12/01/16                                    2,850           2,921
      7.375%, 12/01/14                                      625             636
   Mosaic Global Holdings
      7.300%, 01/15/28                                      325             302
   Nalco
      8.875%, 11/15/13 (F)                                1,845           1,887
      7.750%, 11/15/11                                    2,630           2,676
   Neenah
      9.500%, 01/01/17                                      575             518
   Newark Group
      9.750%, 03/15/14                                      700             658
   Noranda Aluminum Acquisition PIK (A) (F)
      9.360%, 11/18/07                                    1,250           1,175
   Noranda Aluminum Holdings PIK (A)
      11.146%, 11/15/07                                     850             774

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Novelis
      7.250%, 02/15/15                            $       1,150   $       1,115
   Owens-Brockway Glass Container
      8.250%, 05/15/13                                    3,685           3,777
      6.750%, 12/01/14                                    1,600           1,544
   P.H. Glatfelter
      7.125%, 05/01/16                                    1,425           1,404
   PNA Group (A)
      10.750%, 09/01/16                                   2,975           3,068
   Packaging Dynamics (A)
      10.000%, 05/01/16                                   1,995           1,997
   Polyone (F)
      8.875%, 05/01/12                                    3,345           3,404
   Reichhold Industries (A)
      9.000%, 08/15/14                                    1,726           1,735
   Rock-Tenn
      5.625%, 03/15/13                                    2,200           2,057
   Rockwood Specialties Group
      7.500%, 11/15/14                                    1,470           1,441
   Solo Cup
      8.500%, 02/15/14                                      660             572
   Solutia
      11.250%, 07/15/09 (C)                               1,000           1,015
      7.375%, 10/15/27 (C) (F)                            1,150             908
   Stelco (D)
      10.824%, 03/31/16                                     400             435
   Terra Capital, Ser B
      7.000%, 02/01/17                                    2,625           2,520
   US Steel
      6.650%, 06/01/37                                      150             143
   Verso Paper Holdings, Ser B (F)
      11.375%, 08/01/16                                     400             408
   Vitro (A) (F)
      9.125%, 02/01/17                                    1,805           1,737
                                                                  --------------
                                                                        116,486
                                                                  --------------
TELECOMMUNICATION SERVICES -- 9.1%
   American Cellular, Ser B
      10.000%, 08/01/11                                     493             511
   American Tower
      7.500%, 05/01/12                                      100             101
      7.125%, 10/15/12                                    1,826           1,826
   Axtel (A)
      7.625%, 02/01/17                                      720             697
   Centennial Communications
      11.110%, 10/01/07 (D)                                 100             102
      10.750%, 12/15/08                                     130             131
      10.125%, 06/15/13                                   2,275           2,383
      8.125%, 02/01/14                                    1,275           1,259
   Cincinnati Bell
      7.250%, 07/15/13                                    2,525           2,506
   Citizens Communications
      9.250%, 05/15/11                                      875             938
      6.625%, 03/15/15                                    1,175           1,125
      6.250%, 01/15/13                                      525             504
   Consolidated Communication
      Holdings
      9.750%, 04/01/12                                    3,203           3,203
   Cricket Communications I
      9.375%, 11/01/14 (A)                                3,300           3,234
      9.375%, 11/01/14 (F)                                5,330           5,223
   Digicel Group (A) (F)
      8.875%, 01/15/15                                    1,905           1,741
   Digicel Group PIK (A) (F)
      9.125%, 01/15/15                                    2,700           2,467


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Digicel (A)
      9.250%, 09/01/12                            $       1,720   $       1,750
   Dobson Cellular Systems
      9.875%, 11/01/12                                    1,070           1,150
   Dobson Cellular Systems, Ser B
      8.375%, 11/01/11                                      500             529
   Dobson Communications
      9.610%, 10/15/07 (D)                                  935             954
      8.875%, 10/01/13 (F)                                2,490           2,633
   Embarq
      7.082%, 06/01/16                                    1,000           1,031
   GCI
      7.250%, 02/15/14                                    1,450           1,341
   Hawaiian Telecom Communications (F)
      12.500%, 05/01/15                                     350             371
   Hawaiian Telecom
      Communications, Ser B (F)
      9.750%, 05/01/13                                      625             627
   IPCS (A) (D)
      7.481%, 11/01/07                                      935             902
   IPCS PIK (A)
      8.606%, 05/01/14                                    2,055           1,973
   Insight Communications (B)
      12.250%, 02/15/11                                     400             411
   Intelsat Bermuda
      11.250%, 06/15/16 (F)                               2,065           2,160
      9.250%, 06/15/16                                    1,137           1,171
      8.886%, 02/12/08 (D)                                  905             912
   Intelsat Intermediate (B)
      9.250%, 02/01/15                                    3,025           2,450
   Intelsat
      9.000%, 06/15/16                                      600             612
      6.500%, 11/01/13                                    2,050           1,522
   Intelsat Sub Holdings
      8.625%, 01/15/15                                      425             428
   Level 3 Financing
      9.250%, 11/01/14 (F)                                4,645           4,471
      9.150%, 02/15/08 (D)                                  100              93
      8.750%, 02/15/17                                      400             376
   Lucent Technologies
      6.450%, 03/15/29                                      100              84
   MetroPCS Wireless (A)
      9.250%, 11/01/14                                    5,900           5,811
      9.250%, 11/01/14                                    3,225           3,177
   Nordic Telephone Holdings (A) (F)
      8.875%, 05/01/16                                    2,410           2,494
   Nortel Networks (A) (D)
      9.610%, 10/15/07                                      150             150
   Orascom Telecom Finance (A)
      7.875%, 02/08/14                                    2,275           2,076
   PAETEC Holding (A)
      9.500%, 07/15/15                                    2,920           2,789
   Primus Telecommunications (F)
      8.000%, 01/15/14                                    1,575           1,039
   Qwest
      8.610%, 09/15/07 (D)                                1,544           1,629
      7.875%, 09/01/11                                      600             628
      7.500%, 10/01/14                                    1,105           1,133
      7.250%, 09/15/25                                      625             605
      7.250%, 10/15/35                                    1,200           1,146
      6.500%, 06/01/17 (A)                                  275             267
   Qwest Capital Funding (F)
      7.900%, 08/15/10                                      700             703

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Qwest Communications
      International
      9.058%, 11/11/07 (D)                        $       3,440   $       3,449
      7.500%, 02/15/14 (F)                                  400             393
      7.250%, 02/15/11                                      125             124
   Qwest Communications
      International, Ser B
      7.500%, 02/15/14                                    3,650           3,586
   Rogers Communications
      8.000%, 12/15/12                                      550             580
      6.375%, 03/01/14                                    1,285           1,301
   Rogers Wireless
      7.250%, 12/15/12                                      225             238
   Rural Cellular
      8.360%, 09/04/07 (A) (D)                              885             903
      8.250%, 03/15/12                                    2,215           2,304
   Securus Technologies (F)
      11.000%, 09/01/11                                     250             242
   Syniverse Technologies, Ser B
      7.750%, 08/15/13                                      125             116
   Telcordia Technologies (A)
      10.000%, 03/15/13                                     325             244
   Telenet Group Holdings (A) (B) (F)
      10.535%, 06/15/14                                   1,300           1,235
   Triton (F)
      8.500%, 06/01/13                                    1,950           1,962
   US Unwired, Ser B
      10.000%, 06/15/12                                     400             430
   Virgin Media Finance PLC
      8.750%, 04/15/14                                      925             937
   West
      11.000%, 10/15/16 (F)                                  50              51
      9.500%, 10/15/14                                    4,560           4,583
   Wind Acquisition Finance (A)
      10.750%, 12/01/15                                   2,425           2,498
   Windstream
      8.625%, 08/01/16                                    7,400           7,770
      8.125%, 08/01/13                                    1,010           1,043
      7.000%, 03/15/19                                    2,160           2,036
                                                                  --------------
                                                                        115,574
                                                                  --------------
UTILITIES -- 2.8%
   AES
      9.375%, 09/15/10                                      750             784
      9.000%, 05/15/15 (A)                                  600             626
      8.875%, 02/15/11                                    2,555           2,625
      7.750%, 03/01/14 (F)                                1,475           1,460
   Aquila
      14.875%, 07/01/12                                     450             564
   Calpine Generating (C)
      14.320%, 10/01/07                                     326             115
   Edison Mission Energy
      7.625%, 05/15/27 (A)                                  950             884
      7.200%, 05/15/19 (A)                                1,575           1,488
      7.000%, 05/15/17 (A) (F)                            5,350           5,056
   Mirant (C)
      5.750%, 07/15/07                                      750              49
   Mirant Americas Generation LLC
      8.500%, 10/01/21                                    3,433           3,244
      8.300%, 05/01/11                                      300             296
      8.300%, 05/01/11                                    1,720           1,698
   Mirant North America LLC
      7.375%, 12/31/13                                    2,910           2,895
   NRG Energy
      7.375%, 01/15/17 (F)                                5,190           5,099
      7.375%, 02/01/16                                    3,775           3,728


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      7.250%, 02/01/14                            $       1,805   $       1,787
   Reliant Energy (F)
      7.625%, 06/15/14                                    1,820           1,784
   Sierra Pacific Resources
      7.803%, 06/15/12                                      625             655
   TXU, Ser P
      5.550%, 11/15/14                                      600             492
   TXU, Ser R (F)
      6.550%, 11/15/34                                      150             119
   Tenaska Alabama (A) (F)
      7.000%, 06/30/21                                      782             775
                                                                  --------------
                                                                         36,223
                                                                  --------------
Total Corporate Obligations
   (Cost $1,038,489) ($ Thousands)                                    1,000,901
                                                                  --------------
LOAN PARTICIPATIONS -- 9.0%

FINANCIALS -- 9.0%
   Advanstar Communications, 2nd Lien
      10.320%, 11/30/14                                   1,250           1,197
   Aeroflex (I)
      0.000%, 07/29/14                                      745             697
   Affinion Holding
      11.660%, 03/01/12                                     875             807
   Affinion Holding PIK
      11.660%, 01/24/12                                   2,000           1,845
   Ameritrade Holding
      6.820%, 12/31/12                                    3,490           3,393
   Aramark
      7.360%, 01/26/14                                    1,707           1,642
   Aramark, Letter of Credit
      7.360%, 01/26/14                                      120             116
   Asurion
      8.320%, 07/02/14                                    1,000             940
   Asurion, 2nd Lien
      11.820%, 07/02/15                                   1,000             940
   BOC Edwards
      11.110%, 05/31/14                                     200             178
      7.360%, 05/31/14                                      150             135
   Boston Generating
      7.600%, 12/19/13                                    1,750           1,684
      0.000%, 12/20/13 (I)                                  389             375
      0.000%, 12/21/13 (I)                                   24              23
   Boston Generating, 1st Lien
      12.350%, 12/21/16                                     129             133
   Boston Generating, 2nd Lien
      9.600%, 06/21/14                                      300             298
      9.600%, 06/21/14                                      350             347
      9.600%, 06/21/14                                      750             744
      9.570%, 06/18/14                                      500             496
   Boston Generating, Synthetic Letter
      of Credit (I)
      0.000%, 12/21/13                                       87              83
   Bresnan Communications, 1st Lien
      7.360%, 03/31/13                                    2,500           2,408
   CCFC (D)
      11.320%, 08/26/09                                   2,219           2,282
   Cebridge, 2nd Lien (D)
      11.371%, 05/05/14                                   2,339           2,263
   Cengage Learning Acquisitions (I)
      0.000%, 06/29/14                                      850             802
   Central Parking
      7.570%, 05/22/14                                    2,216           2,094

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Central Parking, Synthetic Line of
      Credit
      7.625%, 05/22/14                            $         474   $         448
   Century Cable Bank, Ser B (D)
      10.250%, 06/30/09                                       3               3
   Charter Communications Holding
      LLC, 3rd Lien
      7.860%, 09/06/14                                    1,350           1,294
   Charter, 3rd Lien
      7.850%, 03/01/14                                      500             479
   Claire's Stores
      8.110%, 05/29/13                                       75              68
      8.110%, 05/07/14                                    1,000             913
   Community Health Systems
      7.756%, 07/02/14                                    1,876           1,799
      0.000%, 04/10/08 (J)                                3,000           2,985
      0.000%, 07/13/14 (J)                                  124              --
   Cooper Standard (D)
      7.875%, 12/23/11                                    2,716           2,641
   Delta, 2nd Lien
      8.605%, 04/30/14                                      225             215
   Dresser Rand, 1st Lien
      7.860%, 05/04/14                                      350             324
      7.860%, 05/04/14                                      500             464
   Dresser Rand, 2nd Lien
      11.110%, 05/04/15                                     975             930
      11.110%, 05/04/15                                     575             548
   Dresser, 2nd Lien
      11.110%, 05/04/15                                     200             191
   Entegra PIK
      11.340%, 04/04/15                                     225             219
   Entegra PIK, 3rd Lien
      11.340%, 04/19/15                                   1,000             972
      11.340%, 04/19/15                                     450             438
   Georgia Pacific
      7.340%, 02/14/13                                      350             335
   Georgia Pacific, Ser B (D)
      7.485%, 02/14/13                                      424             405
   Green Valley Ranch Gaming, 2nd Lien
      8.610%, 08/06/14                                    2,000           1,890
   HCA, Ser B
      7.614%, 11/15/14                                      995             948
      7.614%, 11/15/14                                    1,000             953
   Hertz
      0.000%, 12/31/12 (I)                                1,272           1,234
   Hertz, Synthetic Letter of Credit
      7.110%, 02/08/12                                      152             149
      0.000%, 02/08/12 (I)                                   76              74
   Invernell (IM US) Holdings LLC,
      2nd Lien (I)
      0.000%, 06/26/15                                    1,000             980
   Iasis Healthcare
      10.606%, 06/15/14                                   1,975           1,817
   Idearc, Ser B
      7.350%, 11/15/14                                    3,491           3,373
   Insight Midwest Holdings LLC (I)
      0.337%, 04/06/14                                    1,375           1,336
   Intelsat Bermuda
      7.860%, 02/02/14                                    1,825           1,769
   JG Wentworth, 1st Lien
      10.360%, 10/04/14                                     300             303
      7.600%, 04/04/14                                      975             904
   KAR Holding
      7.570%, 04/20/14                                    1,225           1,145


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   McKechnie Aerospace
      10.340%, 05/11/15                           $         150   $         140
      10.340%, 05/11/15                                     300             279
      10.340%, 05/11/15                                     250             233
   McKechnie Aerospace, 1st Lien
      7.360%, 05/11/14                                      625             588
   Metroflag, 2nd Lien
      14.320%, 07/06/08                                     325             315
   Murray Bank, 2nd Lien (D)
      13.860%, 01/31/11                                   1,471           1,471
      13.860%, 01/31/11                                     451             451
   NRG Energy Strip (D)
      7.350%, 02/01/13                                    1,760           1,686
   NRG Holdings (J)
      0.000%, 05/04/14                                    2,000           1,917
   Nalco
      7.163%, 11/04/10                                    1,000             979
   Nalco, Ser B
      7.163%, 11/04/10                                      927             907
   Nasdaq
      7.070%, 11/20/13                                    1,200           1,183
   Nielsen Finance
      8.190%, 08/09/13                                      697             663
   Northwest Air (D)
      7.320%, 08/21/08                                    1,500           1,408
   Oshkosh Truck
      7.110%, 12/06/13                                    1,700           1,640
   PAETEC Holdings
      8.820%, 02/28/13                                    1,000             979
   Penhall
      12.824%, 03/28/12                                     600             600
   Pinnacle Foods
      8.099%, 04/02/14                                    1,000             953
   Proquest
      8.328%, 02/09/14                                      800             782
   Proquest, 2nd Lien
      11.090%, 02/09/16                                   1,200           1,182
   Reader's Digest Association
      7.339%, 03/02/14                                    1,200           1,110
   Remax International (Delayed Draw)
      7.070%, 12/15/07                                      767             745
      7.070%, 12/15/07                                      967             939
   Remax International (J)
      0.000%, 12/15/07                                      267               8
   Rental Services
      8.857%, 11/30/13                                    2,189           2,156
   Resolute Aneth LLC, 2nd Lien
      9.860%, 06/27/13                                    1,500           1,447
   Rexnord
      11.598%, 02/20/13                                   1,900           1,826
   Reynold, 3rd Lien
      12.850%, 04/24/14                                     500             488
   Reynolds & Reynolds, 3rd Lien
      12.860%, 04/01/14                                   2,300           2,242
   Sandridge
      8.625%, 04/01/15                                    1,025           1,004
   Seminole Tribe of Florida
      6.875%, 03/05/14                                      211             205
   Seminole Tribe of Florida, Ser 2
      6.875%, 03/05/14                                      984             956
   Seminole Tribe of Florida, Ser 3
      6.875%, 03/05/14                                      975             947
   Seminole Tribe of Florida, Ser B (J)
      0.000%, 03/05/14                                       81               2
   Simmons
      10.648%, 02/15/12                                   2,695           2,425

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sorenson Communications, 2nd Lien
      12.360%, 02/16/14                           $       1,250   $       1,250
   Surgical Care Affiliates
      7.570%, 12/29/14                                    1,500           1,357
   TPF Generation Holdings LLC
      9.620%, 12/15/14                                    1,250           1,191
   TPF Generation Holdings LLC, 2nd Lien (I)
      0.000%, 12/15/14                                    1,000             953
   Town Sports International
      7.370%, 08/27/13                                      275             253
   Tropicana Entertainment
      7.850%, 12/31/11                                    1,485           1,402
   UPC Financing Partnership, Term J2
      7.080%, 04/01/13                                    1,000             934
   UPC Financing Partnership, Term K2
      7.080%, 12/31/13                                    1,000             934
   Univision
      0.401%, 09/29/14                                      450             416
   Univision Communications
      7.605%, 09/15/14                                    1,879           1,737
      7.570%, 03/15/14                                      940             869
      0.000%, 03/15/14 (J)                                   60               5
      0.000%, 09/15/14 (J)                                  121               9
   VWR International, 2nd Lien
      7.860%, 06/29/14                                    2,000           1,920
   Venoco
      9.320%, 05/07/14                                      400             392
   Verint Systems
      8.090%, 05/09/14                                    2,000           1,915
   WideOpenWest Finance LLC
      10.360%, 04/28/13                                   1,250           1,125
      7.830%, 06/18/14                                    1,000             933
   WideOpenWest Finance LLC, 2nd Lien
      11.610%, 06/18/15                                   1,000             900
   Wind Acquisition Holdings
      12.610%, 12/21/11                                     700             691
      12.609%, 12/12/11                                   2,332           2,303
                                                                  --------------
Total Loan Participations
   (Cost $119,420) ($ Thousands)                                        114,813
                                                                  --------------
COLLATERALIZED LOAN OBLIGATIONS -- 4.8%

FINANCIALS -- 4.8%
   Ares IIIR, Ser 2007-1A, Cl SUB
      13.800%, 04/16/21                                   5,000           4,000
   Ares VR, Ser 2006-1A, Cl SUB (A)
      10.490%, 02/24/18                                   3,500           2,328
   Babson, Ser 2007-2A, Cl INC
      0.000%, 07/20/19                                    2,700           2,295
   CIFC Funding, Ser 2006-I (A)(D)
      13.290%, 10/20/20                                   2,000           1,800
   CIFC Funding, Ser 2006-II (A)(D)
      13.770%, 03/01/21                                   3,000           2,700
   CIFC Funding, Ser 2007-2A, Cl SUB
      0.000%, 04/15/21                                    2,500           2,225
   Capitalsource Advisors, Ser 2006-
      1A, Cl SUB
      0.000%, 08/27/20                                    2,900           2,523
   Copper River, Ser 2006-1A, Cl INC
      0.000%, 01/20/21                                    3,000           2,725


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   De Meer Middle Market, Ser 2006-1A, Cl INC
      0.000%, 10/20/18                            $       1,888   $       1,573
   Denali Capital VII, Ser 2007-1A, Cl INC
      10.780%, 01/22/22                                   4,500           4,275
   Gale Force, Ser 2007-4A, Cl E (A) (D)
      11.924%, 11/20/07                                   4,200           3,486
   Gale Force, Ser 2007-4A, Cl INC (A) (D)
      5.524%, 08/20/21                                       60           5,220
   Gleneagles, Ser AI (D)
      12.940%, 11/01/17                                       6           5,357
   Golden Tree Loan Opportunities III,
      Ser 2007-3A, Cl SUB
      0.000%, 05/01/22                                    3,100           2,371
   ING Investment Management I (A)(D)
      0.000%, 12/01/17                                        2           1,480
   ING Investment Management II (A)(D)
      11.120%, 08/01/20                                       5           4,368
   ING Investment Management VI
      0.000%, 01/01/01                                    4,000           3,822
   Lightpoint, Ser 2006-4A, Cl IN (A)
      0.000%, 04/15/18                                    2,000           1,123
   Marathon, Ser 2005-2A, Cl INC (A)
      1.520%, 12/20/19                                    1,500           1,260
   Marlborough Street, Ser 2007-1A, Cl INC
      0.000%, 04/18/19                                    2,300           1,769
   Stanfield Veyron, Ser 2006-1A, Cl SUB
      9.060%, 07/15/18                                    2,000           1,620
   Tralee, Ser 2007-1A, Cl SUB
      0.000%, 04/16/22                                    2,500           2,075
                                                                  --------------
Total Collateralized Loan Obligations
   (Cost $63,385) ($ Thousands)                                          60,395
                                                                  --------------
COLLATERALIZED DEBT OBILGATIONS -- 1.0%

FINANCIALS -- 1.0%
   Carlyle High Yield Partners,
      Ser 2006-8A, Cl N (E)
      0.000%, 05/21/21                                    3,000           2,070
   Connecticut Valley Structured
      Credit, Ser 2006-3A, Cl NOTE (A)
      10.930%, 03/23/23                                   1,200             882
      Peritus I (H)                                       3,000           1,050
   Peritus I, Ser 2005-1A, Cl C (A)
      9.000%, 05/24/15                                   11,079           9,008
                                                                  --------------
Total Collateralized Debt Obligations
   (Cost $15,059) ($ Thousands)                                          13,010
                                                                  --------------
COMMON STOCK -- 0.3%
   Armstrong World Industries*                            6,214             261
   Core-Mark Holding*                                    12,075             407
   Delta Air Lines*                                      19,510             329
   Huntsman                                               7,595             197
   Northwest Airlines (F)*                               71,249           1,324
   Owens Corning (F)*                                    28,431             710
   Time Warner Cable, Cl A*                               7,063             259

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   UAL (F)*                                               1,091   $          52
                                                                  --------------
Total Common Stock
   (Cost $3,766) ($ Thousands)                                            3,539
                                                                  --------------
PREFERRED STOCK -- 0.2%
   Rockwall Investors, 0.000%*                        3,000,000           2,400
   Rural Cellular PIK, 12.250%*                             375             468
                                                                  --------------
Total Preferred Stock
   (Cost $3,173) ($ Thousands)                                            2,868
                                                                  --------------
ASSET-BACKED SECURITY -- 0.2%

MORTGAGE RELATED SECURITY -- 0.2%
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (A)(D)(G)
      5.430%, 10/09/07                            $       2,464           2,464
                                                                  --------------
Total Asset-Backed Security
   (Cost $2,464) ($ Thousands)                                            2,464
                                                                  --------------
CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust
      0.000%,                                               466              --
   Flextronics CV to 64.4122 (F)
      1.000%, 08/01/10                                    1,190           1,130
   Freeport-McMoran Copper & Gold
      CV To 1.3605
      6.750%, 05/01/10                                        3             345
   Huntsman CV to 1.7674
      5.000%, 02/16/08                                        1              28
   Mirant CV to 14.7167 (C) (F)
      2.500%, 06/15/21                                    1,950              98
                                                                  --------------
Total Convertible Bonds
   (Cost $1,570) ($ Thousands)                                            1,601
                                                                  --------------
CASH EQUIVALENTS -- 20.9%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510% ++ **            71,737,863          71,738
   SEI Liquidity Fund L.P., 5.510% ++ ** (G)        195,485,151   $     195,485
                                                                  --------------
Total Cash Equivalents
   (Cost $267,223) ($ Thousands)                                        267,223
                                                                  --------------
Total Investments -- 115.0%
   (Cost $1,514,549) ($ Thousands)+++                             $   1,466,814
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2007


Percentages are based on Net Assets of $1,275,602 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investment Trust

++ Affiliated Security

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.

(C) Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The reset date is reported on the Schedule of Investments is the next reset date.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $187,933 ($ Thousands).

(G) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2007 was $201,563 ($ Thousands).

(H) Securities considered illiquid. The total value of such securities as of August 31, 2007 was $1,050 ($ Thousands) and represented 0.08% of Net Assets.

(I) Unsettled Position --Interest rate will not be known until settlement.

(J) Unfunded bank loan.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $1,514,549 ($ Thousands), and the unrealized appreciation and depreciation were $9,208 ($ Thousands) and $(56,943) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET - BACKED SECURITIES -- 62.4%

MORTGAGE RELATED SECURITIES -- 62.4%
   Ace Securities, Ser WF1, Cl A2C (B)
      5.845%, 09/25/07                            $       2,929   $       2,889
   Alliance Bancorp Trust, Ser OA1, Cl A1 (B)
      5.745%, 09/25/07                                    1,789           1,758
   American Home Mortgage
      Investment Trust, Ser 2007-2, Cl 11A1 (B)
      5.735%, 09/25/07                                    2,468           2,413
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE4,
      Cl M2 (B)
      7.611%, 09/15/07                                      963             885
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2005-HE6,
      Cl A2D (B)
      5.787%, 09/25/07                                    3,000           2,803
   Aviation Capital Group Trust, Ser 2003-2A,
      Cl G2 (A) (B)
      6.338%, 09/20/07                                      597             602
   BNC Mortgage Loan Trust, Ser 2007-2,
      Cl A2 (B)
      5.605%, 09/25/07                                      664             657
   Bayview Commercial Asset Trust,
      Ser 2006-1A, Cl M3 (A) (B)
      5.925%, 09/25/07                                    1,276           1,220
   Bayview Commercial Asset Trust,
      Ser 2007-2A, Cl A1 (A) (B)
      5.775%, 09/25/07                                    2,769           2,728
   Bayview Commercial Asset Trust,
      Ser 2007-3, Cl A1 (A) (B)
      5.750%, 09/25/07                                    3,006           3,015
   Bayview Financial Acquisition Trust,
      Ser 2004-B, Cl A1 (A) (B)
      6.005%, 09/28/07                                    1,500           1,499
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1 (A) (B)
      6.005%, 09/28/07                                    2,100           1,995
   Bayview Financial Revolving
      Mortgage Loan Trust, Ser 2005-E,
      Cl A1 (A) (B)
      6.005%, 09/28/07                                    2,400           2,304
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2007-HE1,
      Cl 1A1 (B)
      5.625%, 09/25/07                                    2,850           2,810
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2007-HE5,
      Cl 1A2 (B)
      5.685%, 09/25/07                                    2,300           2,251
   Carrington Mortgage Loan Trust,
      Ser 2006-NC5, ClA1 (B)
      5.555%, 09/25/07                                    1,051           1,042
   Chase Mortgage Finance, Ser 2007-A2,
      Cl 2A3 (B)
      4.243%, 11/25/33                                    1,755           1,725
   Citigroup Mortgage Loan Trust, Ser 2003-1,
      Cl WA2
      6.500%, 06/25/31                                       88              88
   Citigroup Mortgage Loan Trust, Ser 2004-2,
      Cl 2A1 (A)
      6.500%, 08/25/18                                      211             212

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A1 (B)
      5.380%, 09/25/07                            $         653   $         649
   Continental Airlines, Ser 2002-1,
      Cl G1 (B)
      6.008%, 11/15/07                                       84              84
   Countrywide Alternative Loan Trust,
      Ser 2005-16, Cl A5 (B)
      5.785%, 09/25/07                                      619             606
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 1A2 (B)
      6.422%, 09/25/07                                    1,180           1,188
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (B)
      6.372%, 09/01/07                                      673             668
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (B)
      6.122%, 09/01/07                                       99              96
   Countrywide Alternative Loan Trust,
      Ser 2005-51, Cl 2A2A (B)
      5.828%, 09/20/07                                      369             367
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (B)
      5.868%, 09/20/07                                    2,323           2,280
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (B)
      1.598%, 09/01/07                                    4,359             123
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1 (B)
      5.785%, 09/25/07                                      608             601
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (B)
      5.775%, 09/27/07                                      893             873
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl N1 (A)
      6.000%, 09/25/46                                      288             285
   Countrywide Alternative Loan Trust,
      Ser 2006-OA12, Cl A2 (B)
      5.748%, 09/20/07                                    2,398           2,353
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
      2.686%, 05/20/46                                    7,796             286
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC1, Cl M1 (B)
      6.885%, 09/25/07                                      269             236
   Countrywide Asset-Backed
      Certificates, Ser 2004-13, Cl AV2 (B)
      5.765%, 09/27/07                                       35              35
   Countrywide Asset-Backed
      Certificates, Ser 2005-12, Cl 1A1 (B)
      5.655%, 09/27/07                                    1,377           1,374
   Countrywide Asset-Backed
      Certificates, Ser 2005-13, Cl AF1 (B)
      5.635%, 09/27/07                                      213             213
   Countrywide Home Equity Loan
      Trust, Ser 2005-M, Cl A2 (B)
      5.731%, 09/15/07                                      347             347
   Countrywide Home Loans, Ser 2006-2,
      Cl 1A1 (B)
      5.825%, 03/25/35                                      323             317
   Credit-Based Asset Servicing, Ser 2005-CB5,
      Cl AF1 (B)
      5.645%, 09/25/07                                      283             283


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit-Based Asset Servicing,
      Ser 2006-CB4, Cl AV3 (B)
      5.655%, 09/25/07                            $       2,750   $       2,620
   Credit-Based Asset Servicing,
      Ser 2007-CB2, Cl A2A (H)
      5.891%, 02/25/37                                    2,100           2,083
   DSLA Mortgage Loan Trust,
      Ser 2004-AR1, Cl A2A (B)
      5.948%, 09/19/07                                      144             143
   DSLA Mortgage Loan Trust,
      Ser 2005-AR2, Cl 2A1A (B)
      5.748%, 09/19/07                                      510             501
   DSLA Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1A (B)
      5.798%, 09/21/07                                      642             630
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A1A (B)
      5.962%, 09/01/07                                    2,654           2,650
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF2, Cl A2C (B)
      5.815%, 09/25/07                                    2,611           2,604
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl A2D (B)
      5.725%, 09/25/07                                    2,750           2,571
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF2, Cl A2D (B)
      5.540%, 09/25/07                                    1,850           1,722
   GMAC Mortgage Loan Trust, Ser
      2000-HE2, Cl A1 (B)
      5.945%, 09/25/07                                      687             659
   GSAMP Trust, Ser 2006-HE7, Cl A2A (B)
      5.545%, 09/25/07                                    1,194           1,185
   GSR Mortgage Loan Trust, Ser 2005-HEL1,
      Cl M2 (B)
      6.235%, 09/29/07                                    1,700           1,173
   Greenpoint Mortgage Funding Trust,
      Ser 2005-HE2, Cl A1 (B)
      5.811%, 09/15/07                                       43              43
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR3, Cl 4A1 (B)
      5.715%, 09/25/07                                    2,241           2,203
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A (B)
      5.938%, 09/19/07                                      759             748
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (B)
      1.670%, 09/01/07                                    1,485              28
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (B)
      1.401%, 09/01/07                                    3,396              83
   Harborview Mortgage Loan Trust,
      Ser 2005-11, Cl 2A1A (B)
      5.848%, 09/19/07                                      907             889
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (B)
      1.210%, 09/01/07                                    3,606              78
   Harborview Mortgage Loan Trust,
      Ser 2006-1, Cl X1, IO (B)
      1.734%, 03/19/37                                    7,931             308
   Home Equity Asset Trust, Ser 2007-2,
      Cl 2A4 (B)
      5.690%, 09/02/07                                    1,900           1,776
   Home Equity Asset Trust, Ser 2007-3,
      Cl 2A2 (B)
      5.685%, 09/25/07                                    2,300           2,251

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Equity Mortgage Trust, Ser 2006-1,
      Cl A1B (B)
      5.635%, 09/27/07                            $         945   $         930
   Indymac Home Equity Loan Asset-
      Backed Trust, Ser 2002-A, Cl M1 (B)
      6.630%, 09/27/07                                    1,059           1,023
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR12, Cl A1 (B)
      5.895%, 09/25/07                                      596             585
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR12, Cl AX2, IO (B)
      0.560%, 09/01/07                                    1,128              23
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR5, Cl 2A1B (B)
      5.905%, 09/27/07                                      405             398
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR6, Cl 6A1 (B)
      5.462%, 09/01/07                                      282             280
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR7, Cl A2 (B)
      5.935%, 09/25/07                                      148             148
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR8, Cl 2A2A (B)
      5.905%, 09/27/07                                      151             149
   Indymac Index Mortgage Loan
      Trust, Ser 2005-AR18, Cl 2A1A (B)
      5.815%, 09/25/07                                    1,538           1,511
   Inman Square Funding, Ser 2A, Cl I (A) (B)
      5.810%, 10/06/07                                    1,950           1,930
   Irwin Home Equity, Ser 2003-A, Cl M2 (B)
      7.655%, 09/27/07                                      384             319
   Ivy Lane CDO, Ser 2006-1A, Cl A1 (A) (B)
      5.690%, 11/05/07                                    1,375           1,333
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16, Cl AM
      5.593%, 05/12/45                                    2,330           2,306
   JPMorgan Mortgage Trust, Ser 2005-A2,
      Cl 9A1 (B)
      4.236%, 04/25/35                                    1,423           1,442
   Lehman XS NIM Trust, Ser 2006-2N,
      Cl A1 (A)
      7.000%, 02/27/46                                      681             680
   Lehman XS Trust, Ser 2006-12N, Cl A1A1 (B)
      5.585%, 09/25/07                                      566             565
   Long Beach Asset Holdings, Ser
      2006-9, Cl N1 (A)
      6.250%, 10/25/46                                      826             619
   Master Adjustable Rate Mortgage
      Trust, Ser 2006-0A2, Cl 4A1A (B)
      5.879%, 09/01/07                                    2,427           2,428
   Master Alternative Loans Trust,
      Ser 2003-3, Cl 2A1
      8.500%, 05/25/33                                      212             214
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1 (B)
      5.818%, 09/25/07                                      452             455
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC1, Cl A2B (B)
      5.645%, 09/27/07                                    2,750           2,735


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Mid-State Trust, Ser 2004-1, Cl B
      8.900%, 08/15/37                            $         446   $         459
   Morgan Stanley Capital I, Ser 2002-HE3,
      Cl M1 (B)
      6.605%, 09/26/07                                    1,777           1,635
   Morgan Stanley Capital I, Ser 2004-NC2,
      Cl M2 (B)
      6.705%, 09/26/07                                    1,236           1,153
   NationStar NIM Trust, Ser 2007-B, Cl A (A)
      8.750%, 05/25/37                                      994             988
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3 (B)
      5.675%, 09/25/07                                    2,565           2,460
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV1 (B)
      5.565%, 09/25/07                                    1,849           1,833
   Nationstar Home Equity Loan Trust,
      Ser 2007-B, Cl 2AV4 (B)
      5.825%, 09/25/07                                    2,000           1,860
   Nomura Asset Acceptance, Ser 2006-S1,
      Cl A1 (A) (B)
      5.645%, 09/25/07                                      687             681
   Renaissance Home Equity Loan
      Trust, Ser 2007-1, Cl N (A)
      9.793%, 04/25/37                                      669             630
   Residential Accredit Loans, Ser 2005-Q03,
      Cl A1 (B)
      5.905%, 09/25/07                                    2,814           2,760
   Residential Asset Mortgage
      Products, Ser 2004-RS11, Cl A2 (B)
      5.775%, 09/25/07                                       69              69
   Residential Asset Mortgage
      Products, Ser 2007-RZ1, Cl A1 (B)
      5.390%, 09/25/07                                    1,495           1,484
   Residential Funding Mortgage
      Securities, Ser 1999-HI8, Cl AI7 (H)
      7.970%, 11/25/29                                      297             295
   Residential Funding Mortgage
      Securities, Ser 2006-HSA2, Cl AI1 (B)
      5.615%, 09/27/07                                    1,058           1,051
   Saxon Asset Securities Trust, Ser 2005-1,
      Cl M1 (B)
      6.300%, 09/25/07                                    1,795           1,731
   Soundview Home Equity Loan
      Trust, Ser 2006-1, Cl A2 (B)
      5.645%, 09/27/07                                    1,757           1,752
   Structured Asset Mortgage
      Investments, Ser 2006-AR1, Cl 3A1 (B)
      5.550%, 09/28/07                                    1,849           1,808
   Terwin Mortgage Trust, Ser 2005-11,
      Cl 1A1A (A) (H)
      4.500%, 09/25/07                                       23              23
   Terwin Mortgage Trust, Ser 2005-14HE,
      Cl AF1 (B)
      5.645%, 09/27/07                                      155             155
   Terwin Mortgage Trust, Ser 2006-8,
      Cl 2A1 (A) (B)
      4.500%, 08/25/37                                    1,046           1,023
   Vertical CDO, Ser 2007-1A, Cl A1 (A) (B)
      6.100%, 09/10/07                                      950             843

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual, Ser 2000-1, Cl M2 (B)
      5.708%, 09/25/07                            $         572   $         572
   Washington Mutual, Ser 2005-AR2, Cl 2A21 (B)
      5.835%, 09/25/07                                      500             490
   Washington Mutual, Ser 2005-AR2, Cl 2A22 (B)
      5.725%, 09/25/07                                       28              28
   Washington Mutual, Ser 2005-AR6, Cl 2AB1 (B)
      5.695%, 09/25/07                                       44              44
   Washington Mutual, Ser 2007-0A3, Cl 4A1 (B)
      5.792%, 09/01/07                                    1,851           1,803
                                                                  --------------
Total Asset-Backed Securities
   (Cost $124,173) ($ Thousands)                                        120,811
                                                                  --------------
U.S. GOVERNMENT AGENCY MORTGAGE - BACKED
OBLIGATION -- 18.4%
   FHLB
      5.505%, 04/30/09                                    1,595           1,596
   FHLMC
      6.500%, 08/01/29                                      725             729
      5.210%, 09/17/07 (C)(G)                             4,857           4,849
   FHLMC 30 Year TBA
      7.000%, 01/01/33                                      408             422
   FHLMC ARM
      7.267%, 01/01/33                                      259             260
      6.829%, 09/01/07                                      526             537
      5.838%, 01/01/34                                    1,126           1,142
      5.248%, 04/01/34                                      985             998
      5.205%, 08/01/34                                    1,370           1,374
      5.130%, 04/01/34                                      895             905
      5.086%, 05/01/34                                    1,355           1,376
      4.048%, 08/01/34                                    1,013           1,027
   FHLMC CMO, Ser 2006-4, Cl WE
      4.500%, 02/25/36                                    3,050           2,620
   FHLMC CMO, Ser 2733, Cl SB
      2.959%, 09/15/07                                    3,350           2,226
   FHLMC CMO, Ser 2748, Cl ZT
      5.500%, 02/15/24                                       87              80
   FNMA
      7.000%, 04/01/34                                      426             437
   FNMA ARM
      7.136%, 01/01/33                                      318             323
      6.939%, 07/01/33                                      385             391
      6.875%, 06/01/33                                    1,003           1,024
      6.231%, 08/01/34                                      774             784
      6.139%, 08/01/36                                    1,930           1,954
      4.749%, 06/01/35                                    2,316           2,323
      4.528%, 09/01/35                                    1,984           1,974
      4.482%, 05/01/35                                    2,272           2,306
      3.886%, 04/01/35                                    1,008           1,005
   FNMA CMO, Ser 2001-48, Cl PD
      6.500%, 06/25/20                                      242             244
   FNMA CMO, Ser 2003-122, Cl ZQ
      6.000%, 12/25/33                                      118             112
   FNMA CMO, Ser 2004-12, Cl ZX
      6.000%, 03/25/34                                      127             125
   FNMA CMO, Ser 2004-31, Cl MZ
      4.250%, 05/25/34                                      115              81
   FNMA CMO, Ser 2004-80, Cl XZ
      5.000%, 11/25/34                                      230             177
   GNMA ARM
      6.375%, 06/20/32                                      490             493


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA CMO, Ser 2003-112, Cl SG
      0.766%, 09/16/07                            $         137   $         104
   GNMA CMO, Ser 2003-86, Cl ZK
      5.000%, 10/20/33                                    1,816           1,596
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $35,546) ($ Thousands)                                          35,594
                                                                  --------------
CORPORATE OBLIGATIONS -- 16.2%

CONSUMER DISCRETIONARY -- 0.8%
   Comcast (B)
      5.660%, 10/16/07                                      825             824
   Johnson Controls (B)
      5.590%, 10/17/07                                      786             786
                                                                  --------------
                                                                          1,610
                                                                  --------------
FINANCIALS -- 11.4%
   Bank of America, Ser A (A)
      8.070%, 12/31/26                                    1,667           1,737
   Barrick Gold Finance
      5.800%, 11/15/34                                      897             806
   Capital One Financial MTN (B)
      5.640%, 09/11/07                                    1,000             990
   Corestates Capital Trust I (A)
      8.000%, 12/15/26                                    1,000           1,036
   Countrywide Financial (B)
      5.610%, 11/05/07                                      200             192
   Countrywide Financial MTN (B)
      5.580%, 09/26/07                                      375             343
   Countrywide Home Loan MTN, Ser K
      4.250%, 12/19/07                                      600             593
   Credit Suisse First Boston London (A) (B)
      1.924%, 09/24/07                                      602             569
   Credit Suisse First Boston London
      (A) (B) (E)
      0.000%, 09/24/07                                      669             633
   Deutsche Bank Capital Funding Trust (A) (B)
      5.628%, 01/19/49                                    1,182           1,119
   Deutsche Bank Luxembourg (A)
      6.825%, 12/28/07                                      281             283
   Farmers Insurance Exchange (A)
      8.625%, 05/01/24                                      160             186
   Ford Motor Credit LLC
      6.625%, 06/16/08                                      240             233
   Ford Motor Credit LLC (B)
      8.359%, 11/02/07                                      475             475
   GMAC LLC (B)
      7.560%, 09/25/07                                      938             793
   HSBC Capital Trust II (A)
      8.380%, 05/15/27                                        9               9
   Lehman Brothers Holdings MTN (B)
      8.920%, 02/16/08                                      462             446
      5.580%, 10/18/07                                      730             691
   Lehman Brothers Holdings MTN,
      Ser H (B) (F)
      0.000%, 11/30/07                                      528             512
   Meridian Funding (A) (B)
      5.560%, 10/06/07                                       91              91
   Merrill Lynch MTN (B)
      8.950%, 11/18/07                                      650             601
      8.680%, 11/02/07                                      660             640

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nationwide Mutual Insurance (A)
      6.600%, 04/15/34                            $         305   $         296
   Popular North America (B)
      5.710%, 09/12/07                                      735             736
   Power Receivables Financial (A)
      6.290%, 01/01/12                                      330             337
   Rosyln Bancorp
      5.750%, 11/15/07                                      900             898
   Security Benefit Life (A)
      7.450%, 10/01/33                                    1,500           1,630
   Simon Property Group LP+
      5.750%, 05/01/12                                      870             870
   Toyota Motor Credit MTN (B)
      8.000%, 10/24/07                                    1,395           1,349
   UDR MTN, Ser E+
      4.500%, 03/03/08                                    1,000             994
   Weingarten Realty+
      8.250%, 01/22/10                                    1,350           1,434
   ZFS Finance USA Trust V (A) (B)
      6.500%, 05/09/37                                      500             468
                                                                  --------------
                                                                         21,990
                                                                  --------------
INDUSTRIALS -- 2.0%
   America West Airlines, Ser 01-1
      7.100%, 04/02/21                                      171             180
   American Airlines, Ser 2002-1 (B)
      5.980%, 09/23/07                                      367             367
   American Airlines, Ser AMBC
      3.857%, 07/09/10                                      192             183
   Cedar Brakes II LLC (B)
      9.875%, 09/01/13                                      734             805
   Continental Airlines, Ser 99-2
      7.056%, 09/15/09                                      900             901
   Continental Airlines, Ser AMBC
      6.236%, 03/15/20                                       95              94
   Delta Air Lines, Ser 2001-1
      7.111%, 09/18/11                                      800             802
   United Air Lines, Ser 2001-1
      6.201%, 09/01/08                                      481             480
                                                                  --------------
                                                                          3,812
                                                                  --------------
UTILITIES -- 2.0%
   Entergy Gulf States (B)
      5.760%, 11/15/07                                      525             520
   Power Contract Financing (A)
      6.256%, 02/01/10                                      765             776
   Progress Energy Florida, Cl A (B)
      5.975%, 09/13/07                                    1,000           1,000
   Sempra Energy (A)
      5.781%, 11/01/14                                      600             609
   TXU Electric Delivery (A) (B)
      5.735%, 09/16/07                                    1,000             988
                                                                  --------------
                                                                          3,893
                                                                  --------------
Total Corporate Obligations
   (Cost $31,909) ($ Thousands)                                          31,305
                                                                  --------------
COMMERCIAL PAPER (D) -- 1.0%

FINANCIALS -- 1.0%
   Cit Group
      2.254%, 09/07/07                                    1,920           1,918
                                                                  --------------
Total Commercial Paper
   (Cost $1,918) ($ Thousands)                                            1,918
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510% ++ *                987,809   $         988
                                                                  --------------
Total Cash Equivalent
   (Cost $988) ($ Thousands)                                                988
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 0.4%
   JPMorgan Chase
      8.750%, 11/28/07                            $         455             438
      7.590%, 09/28/07                                      385             360
                                                                  --------------
Total Certificates of Deposit
   (Cost $820) ($ Thousands)                                                798
                                                                  --------------
Total Investments -- 98.9%
   (Cost $195,354) ($ Thousands)+++                               $     191,414
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                       Number of    Expiration     Appreciation
Type of Contract                       Contracts       Date       ($ Thousands)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                   10         Dec-2007    $           10
                                                                 ===============

A summary of outstanding swap agreements held by the Fund at August 31, 2007, is as follows:

-------------------------------------------------------------------------------------------------------------
                                             INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------
                                                                                              NET UNREALIZED
                                                                                  NOTIONAL      APPRECIATION
                                                                   EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                           DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------
Pay fixed rate of 4.524%
   and receive floating rate, rate based on
   5Y5Y Swaption Straddle. (Counterparty:
   Lehman Brothers)                                                 05/24/17        1,060     $           38

Pay fixed rate of 4.650%
   and receive floating rate, rate based on
   5Y5Y Swaption Straddle. (Counterparty:
   Lehman Brothers)                                                 05/18/17        1,900                 49

Receive fixed rate of 5.001%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                                                01/04/21       54,565             (1,737)

Receive fixed rate of 5.064%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Citigroup)                                                       03/02/16       11,060                 50

Receive fixed rate of 5.178%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                01/03/17        5,615                (14)

Receive fixed rate of 5.183%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                      11/02/20       28,025                (24)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
August 31, 2007

                                                                                              NET UNREALIZED
                                                                                  NOTIONAL      APPRECIATION
                                                                   EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                           DATE      (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------
Receive fixed rate of 5.186%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Citigroup)                                                       03/02/22       16,450     $          (91)

Receive fixed rate of 5.280%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                09/05/16        3,690                 72

Receive fixed rate of 5.302%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                05/02/22        5,340                 38

Receive fixed rate of 5.310%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                      04/03/22       26,200                205

Receive fixed rate of 5.391%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                      04/04/16        5,980                172

Receive fixed rate of 5.433%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Deutsche Bank)                                                   02/02/22       19,515                148

Receive fixed rate of 5.728%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                      07/05/16        4,400                172

Receive fixed rate of 5.734%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                      07/05/22        6,700                255

-------------------------------------------------------------------------------------------------------------

                                                                                              $         (667)
=============================================================================================================


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
August 31, 2007


Percentages are based on Net Assets of $193,543 ($ Thousands).

* Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investment Trust

++ Affiliated Security

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

(E) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(F) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(G) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.

ARM -- Adjustable Rate Mortgage
Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - Face Amount Represents Notional Amount
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $195,354 ($ Thousands), and the unrealized appreciation and depreciation were $734 ($ Thousands) and $(4,674) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 56.2%

MORTGAGE RELATED SECURITIES -- 56.2%
   Ace Securities, Ser WF1, Cl A2C (B)
      5.845%, 09/25/07                            $       4,589   $       4,525
   Alliance Bancorp Trust, Ser OA1, Cl A1 (B)
      5.745%, 09/25/07                                    3,468           3,407
   American General Mortgage Loan
      Trust, Ser 2006-1, Cl A1 (A) (B)
      5.750%, 12/25/35                                    1,117           1,109
   American Home Mortgage Assets,
      Ser 2006-2, Cl 2A1 (B)
      5.695%, 09/25/07                                      863             849
   American Home Mortgage
      Investment Trust, Ser 2007-2, Cl 11A1 (B)
      5.735%, 09/25/07                                    4,907           4,797
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE4,
      Cl M2 (B)
      7.611%, 09/15/07                                    1,562           1,435
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2005-HE6,
      Cl A2D (B)
      5.787%, 09/25/07                                    7,500           7,007
   Aviation Capital Group Trust,
      Ser 2003-2A, Cl G2 (A) (B)
      6.338%, 09/20/07                                    1,248           1,258
   BNC Mortgage Loan Trust,
      Ser 2007-2, Cl A2 (B)
      5.605%, 09/25/07                                    1,711           1,693
   Bayview Commercial Asset Trust,
      Ser 2005-1A, Cl A1 (A) (B)
      5.805%, 09/25/07                                    4,280           4,129
   Bayview Commercial Asset Trust,
      Ser 2006-1A, Cl M3 (A) (B)
      5.925%, 09/25/07                                    2,160           2,064
   Bayview Commercial Asset Trust,
      Ser 2007-1, Cl A1 (A) (B)
      5.725%, 09/25/07                                    5,175           5,068
   Bayview Commercial Asset Trust,
      Ser 2007-2A, Cl A1 (A) (B)
      5.775%, 09/25/07                                    5,439           5,358
   Bayview Commercial Asset Trust,
      Ser 2007-3, Cl A1 (A) (B)
      5.750%, 09/25/07                                    6,302           6,321
   Bayview Financial Acquisition Trust,
      Ser 2004-B, Cl A1 (A) (B)
      6.005%, 09/28/07                                    4,500           4,495
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1 (A) (B)
      6.005%, 09/28/07                                    4,400           4,180
   Bayview Financial Revolving
      Mortgage Loan Trust, Ser 2005-E,
      Cl A1 (A) (B)
      6.005%, 09/28/07                                    3,200           3,072
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2007-HE1,
      Cl 1A1 (B)
      5.625%, 09/25/07                                    7,328           7,225
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2007-HE5,
      Cl 1A2 (B)
      5.685%, 09/25/07                                    4,500           4,404

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Carrington Mortgage Loan Trust,
      Ser 2007-RFC1, Cl 1 (B)
      5.555%, 09/25/07                            $       2,424   $       2,404
   Chase Mortgage Finance, Ser 2007-A2,
      Cl 2A3 (B)
      4.243%, 11/25/33                                    3,399           3,339
   Citigroup Mortgage Loan Trust,
      Ser 2003-1, Cl WA2
      6.500%, 06/25/31                                      156             157
   Citigroup Mortgage Loan Trust,
      Ser 2004-2, Cl 2A1 (A)
      6.500%, 08/25/18                                      192             193
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A1 (B)
      5.380%, 09/25/07                                    1,676           1,664
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A3 (B)
      5.470%, 09/25/07                                    3,000           2,915
   Continental Airlines, Ser 2002-1, Cl G1 (B)
      6.008%, 11/15/07                                      293             294
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (B)
      6.372%, 09/01/07                                    1,397           1,386
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (B)
      6.122%, 09/01/07                                      184             178
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (B)
      5.868%, 09/20/07                                    4,219           4,140
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (E)
      1.598%, 09/01/07                                    5,745             163
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1 (B)
      5.785%, 09/25/07                                      791             783
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1 (B)
      5.775%, 09/27/07                                    1,467           1,435
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl N1 (A)
      6.000%, 09/25/46                                      403             399
   Countrywide Alternative Loan Trust,
      Ser 2006-OA12, Cl A2 (B)
      5.748%, 09/20/07                                    4,719           4,629
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
      2.686%, 05/20/46                                   10,012             367
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC1, Cl M1 (B)
      6.885%, 09/25/07                                      515             451
   Countrywide Asset-Backed
      Certificates, Ser 2004-13, Cl AV2 (B)
      5.765%, 09/27/07                                       47              47
   Countrywide Asset-Backed
      Certificates, Ser 2005-13, Cl AF1 (B)
      5.635%, 09/27/07                                      320             320
   Countrywide Home Equity Loan
      Trust, Ser 2005-M, Cl A2 (B)
      5.731%, 09/15/07                                      421             420
   Credit-Based Asset Servicing,
      Ser 2005-CB5, Cl AF1 (B)
      5.645%, 09/25/07                                      462             461


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit-Based Asset Servicing,
      Ser Cl AF1 (H)
      5.457%, 01/25/36                            $       5,296   $       5,266
   Credit-Based Asset Servicing,
      Ser 2006-CB4, Cl AV3 (B)
      5.655%, 09/25/07                                    4,750           4,525
   Credit-Based Asset Servicing,
      Ser 2007-CB1, Cl AF1A (B)
      5.390%, 09/25/07                                    5,132           5,090
   Credit-Based Asset Servicing,
      Ser 2007-CB2, Cl A2A (H)
      5.891%, 02/25/37                                    3,437           3,409
   DSLA Mortgage Loan Trust, Ser 2004-AR1,
      Cl A2A (B)
      5.948%, 09/19/07                                      161             160
   DSLA Mortgage Loan Trust, Ser 2005-AR4,
      Cl 2A1A (B)
      5.798%, 09/21/07                                    1,033           1,013
   DSLA Mortgage Loan Trust, Ser 2006-AR1,
      Cl 2A1A (B)
      5.962%, 09/01/07                                    6,427           6,419
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF10, Cl A3 (B)
      5.715%, 09/25/07                                    4,190           4,114
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF12, Cl A2A (B)
      5.595%, 09/25/07                                    2,457           2,442
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF2, Cl A2C (B)
      5.815%, 09/25/07                                    6,529           6,510
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF17, Cl A6 (B)
      5.815%, 09/25/07                                    4,700           4,397
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl A2D (B)
      5.725%, 09/25/07                                    6,000           5,610
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF2, Cl A2D (B)
      5.540%, 09/25/07                                    3,800           3,538
   GMAC Mortgage Loan Trust, Ser 2000-HE2,
      Cl A1 (B)
      5.945%, 09/25/07                                      935             898
   GSAMP Trust, Ser 2006-HE7, Cl A2A (B)
      5.545%, 09/25/07                                    3,070           3,049
   GSAMP Trust, Ser 2006-S6, Cl A2 (H)
      5.552%, 10/25/36                                    4,000           3,398
   GSR Mortgage Loan Trust, Ser 2005-HEL1,
      Cl M2 (B)
      6.235%, 09/29/07                                    2,400           1,656
   Greenpoint Mortgage Funding Trust,
      Ser 2005-HE2, Cl A1 (B)
      5.811%, 09/15/07                                      104             104
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR3, Cl 4A1 (B)
      5.715%, 09/25/07                                    5,763           5,666
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A (B)
      5.938%, 09/19/07                                    1,033           1,018
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E)
      1.670%, 09/01/07                                    1,511              29
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl 2A1A (B)
      5.848%, 09/21/07                                    1,046           1,023

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (B)
      1.401%, 09/01/07                            $       5,191   $         127
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (B)
      1.210%, 09/01/07                                    6,010             131
   Harborview Mortgage Loan Trust,
      Ser 2006-1, Cl X1, IO (B)
      1.734%, 03/19/37                                    9,373             364
   Hasco NIM Trust, Ser 2006-FF11, Cl A (A)
      6.168%, 08/26/36                                      398             323
   Home Equity Asset Trust, Ser 2007-2,
      Cl 2A4 (B)
      5.690%, 09/02/07                                    1,400           1,309
   Home Equity Asset Trust, Ser 2007-3,
      Cl 2A2 (B)
      5.685%, 09/25/07                                    4,500           4,405
   Indymac Home Equity Loan Asset-
      Backed Trust, Ser 2002-A, Cl M1 (B)
      6.630%, 09/27/07                                    1,378           1,332
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR12, Cl A1 (B)
      5.895%, 09/25/07                                      613             602
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR12, Cl AX2, IO (E)
      0.560%, 09/01/07                                    2,122              43
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR5, Cl 2A1B (B)
      5.905%, 09/27/07                                      520             510
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR6, Cl 6A1 (B)
      5.462%, 09/01/07                                      243             241
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR7, Cl A2 (B)
      5.935%, 09/25/07                                      202             201
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR8, Cl 2A2A (B)
      5.905%, 09/27/07                                      212             209
   Indymac Index Mortgage Loan
      Trust, Ser 2005,AR18, Cl 2A1B (B)
      6.285%, 09/25/07                                      538             532
   Indymac Index Mortgage Loan
      Trust, Ser 2005-AR18, Cl 2A1A (B)
      5.815%, 09/25/07                                    2,051           2,015
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR2, Cl 1A1A (B)
      5.725%, 09/25/07                                    2,259           2,192
   Indymac Residential Asset Backed
      Trust, Ser 2006-A, Cl A2 (B)
      5.655%, 09/25/07                                    2,350           2,320
   Inman Square Funding, Ser 2A, Cl I (A) (B)
      5.810%, 10/06/07                                    3,300           3,267
   Irwin Home Equity, Ser 2003-A, Cl M2 (B)
      7.655%, 09/27/07                                      424             352
   Ivy Lane CDO, Ser 2006-1A, Cl A1 (A) (B)
      5.690%, 11/05/07                                    2,750           2,666
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH2, Cl AV2 (B)
      5.555%, 09/25/07                                    3,846           3,792


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Trust, Ser 2005-A2,
      Cl 9A1 (B)
      4.236%, 04/25/35                            $       3,633   $       3,680
   Lehman XS NIM Trust, Ser 2006-2N,
      Cl A1 (A)
      7.000%, 02/27/46                                    1,089           1,088
   Lehman XS Trust, Ser 2006-12N,
      Cl A1A1 (B)
      5.585%, 09/25/07                                      755             753
   Long Beach Asset Holdings, Ser 2006-8,
      Cl N1 (A)
      6.048%, 10/25/46                                    1,625           1,219
   Long Beach Asset Holdings, Ser 2006-9,
      Cl N1 (A)
      6.250%, 10/25/46                                    1,214             910
   Long Beach Mortgage Loan Trust,
      Ser 2006-11, Cl 2A1 (B)
      5.565%, 09/25/07                                    1,735           1,718
   Master Adjustable Rate Mortgage
      Trust, Ser 2006-0A2, Cl 4A1A (B)
      5.879%, 09/01/07                                    8,541           8,543
   Master Alternative Loans Trust,
      Ser 2003-3, Cl 2A1
      8.500%, 05/25/33                                      177             179
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1 (B)
      5.818%, 09/25/07                                      981             989
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-RM4, Cl A2B (B)
      5.605%, 09/25/07                                    7,123           7,008
   Mid-State Trust, Ser 2004-1, Cl B
      8.900%, 08/15/37                                      369             380
   Morgan Stanley Capital I, Ser 2002-HE3,
      Cl M1 (B)
      6.605%, 09/26/07                                    2,666           2,452
   Morgan Stanley Capital I, Ser 2007-HE5,
      Cl A2A (B)
      5.615%, 09/25/07                                    1,699           1,684
   NationStar NIM Trust, Ser 2007-B, Cl A (A)
      8.750%, 05/25/37                                    1,988           1,976
   NationStar NIM Trust, Ser 2007-C, Cl A (A)
      8.000%, 06/25/37                                    1,825           1,625
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3 (B)
      5.675%, 09/25/07                                    5,075           4,868
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV1 (B)
      5.565%, 09/25/07                                    4,758           4,716
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV4 (B)
      5.735%, 09/25/07                                    4,000           3,747
   Nationstar Home Equity Loan Trust,
      Ser 2007-B, Cl 2AV4 (B)
      5.825%, 09/25/07                                    4,240           3,944
   Nomura Asset Acceptance, Ser 2006-S4,
      Cl AIO, IO (B)
      10.000%, 08/25/36                                   8,333             596
   Popular Asset-Backed Mortgage
      Pass-Through Trust, Ser 2007-D, Cl A1 (B)
      5.565%, 09/25/07                                    1,492           1,479
   Renaissance Home Equity Loan
      Trust, Ser 2007-1, Cl N (A)
      9.793%, 04/25/37                                    1,282           1,206

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Accredit Loans,
      Ser 2005-Q03, Cl A1 (B)
      5.905%, 09/25/07                            $       7,216   $       7,077
   Residential Asset Mortgage
      Products, Ser 2004-RS11, Cl A2 (B)
      5.775%, 09/25/07                                      204             204
   Residential Asset Securities,
      Ser 2004-KS11, Cl AI2 (B)
      5.775%, 09/27/07                                       11              11
   Residential Funding Mortgage
      Securities, Ser 1999-HI8, Cl AI7 (H)
      7.970%, 11/25/29                                      242             241
   Saco I Trust, Ser 2006-8, Cl AIO, IO (B)
      5.500%, 06/25/36                                   26,380             449
   Saxon Asset Securities Trust, Ser 2005-1,
      Cl M1 (B)
      6.300%, 09/25/07                                    2,925           2,821
   Securitized Asset Backed
      Receivables, Ser 2007-HE1, Cl A2A (B)
      5.565%, 09/25/07                                    4,852           4,805
   Soundview NIM Trust, Ser 2007-OPT1, Cl N (A)
      9.000%, 06/25/37                                    2,431           2,431
   Structured Asset Mortgage
      Investments, Ser 2006-AR1, Cl 3A1 (B)
      5.550%, 09/28/07                                    2,831           2,770
   Structured Asset Mortgage
      Investments, Ser 2006-AR5, Cl 2A1 (B)
      5.715%, 09/25/07                                      764             753
   Terwin Mortgage Trust, Ser 2005-11,
      Cl 1A1A (A) (H)
      4.500%, 09/25/07                                       38              38
   Terwin Mortgage Trust, Ser 2006-8,
      Cl 2A1 (A) (B)
      4.500%, 08/25/37                                    1,453           1,421
   UCFC Home Equity Loan, Ser 1998-D, Cl MF1
      6.905%, 04/15/30                                      242             239
   Vertical CDO, Ser 2007-1A, Cl A1 (A) (B)
      6.100%, 09/10/07                                    1,850           1,642
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C25, Cl AM (B)
      5.928%, 09/01/07                                    3,620           3,595
   Washington Mutual, Ser 2000-1, Cl M2 (B)
      5.708%, 09/25/07                                      503             503
   Washington Mutual, Ser 2003-AR6, Cl A1 (B)
      4.329%, 09/01/07                                    1,442           1,415
   Washington Mutual, Ser 2004-AR3, Cl A2 (B)
      4.243%, 06/25/34                                    1,057           1,035
   Washington Mutual, Ser 2005-AR2, Cl 2A21 (B)
      5.835%, 09/25/07                                      783             768
   Washington Mutual, Ser 2005-AR2, Cl 2A22 (B)
      5.725%, 09/25/07                                       24              24


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual, Ser 2005-AR6, Cl 2AB1 (B)
      5.695%, 09/25/07                            $          37   $          37
   Washington Mutual, Ser 2006-AR9, Cl 1XPP (E)
      0.597%, 09/01/07                                  124,257             986
   Washington Mutual, Ser 2007-0A3, Cl 4A1 (B)
      5.792%, 09/01/07                                    4,165           4,056
   Wells Fargo Home Equity Trust, Ser
      2007-1, Cl A1 (B)
      5.605%, 09/25/07                                    1,603           1,589
                                                                  --------------
Total Asset-Backed Securities
   (Cost $296,096) ($ Thousands)                                        288,478
                                                                  --------------
CORPORATE OBLIGATIONS -- 13.5%

CONSUMER DISCRETIONARY -- 0.6%
   Comcast (B)
      5.660%, 10/16/07                                    1,850           1,847
   Johnson Controls (B)
      5.590%, 10/17/07                                    1,049           1,049
                                                                  --------------
                                                                          2,896
                                                                  --------------
FINANCIALS -- 8.5%
   Bank of America, Ser A (A)
      8.070%, 12/31/26                                    3,428           3,572
   Barrick Gold Finance
      5.800%, 11/15/34                                    1,263           1,134
   Capital One Financial MTN (B)
      5.640%, 09/11/07                                    1,000             990
   Countrywide Financial (B)
      5.610%, 11/05/07                                    1,200           1,152
   Countrywide Financial MTN
      5.580%, 09/26/07                                      950             870
   Countrywide Home Loan MTN, Ser K
      4.250%, 12/19/07                                    1,400           1,383
   Credit Suisse First Boston London (A) (B)
      1.924%, 09/24/07                                    1,419           1,342
   Credit Suisse First Boston London
      (A) (B) (G)
      0.000%, 09/24/07                                      569             538
   Deutsche Bank Capital Funding Trust (A) (B)
      5.628%, 01/19/49                                    2,013           1,906
   Deutsche Bank Luxembourg (A)
      6.825%, 12/28/07                                      304             306
   Developers Divers Realty +
      3.875%, 01/30/09                                    1,925           1,888
   Duke Realty +
      6.750%, 05/30/08                                    1,125           1,128
   Farmers Insurance Exchange (A)
      8.625%, 05/01/24                                      175             203
   First Union Institutional Capital I
      8.040%, 12/01/26                                    1,250           1,302
   Ford Motor Credit LLC
      6.625%, 06/16/08                                      500             485
   Ford Motor Credit LLC (B)
      8.359%, 11/02/07                                      750             751
   GMAC LLC (B)
      7.560%, 09/25/07                                      982             830
   HSBC Capital Trust II (A)
      8.380%, 05/15/27                                       41              43

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers Holdings MTN (B)
      8.920%, 02/16/08                            $         756   $         730
      5.630%, 11/16/07                                    2,000           1,933
      5.580%, 10/18/07                                      990             938
   Lehman Brothers Holdings MTN, Ser H (B) (F)
      0.000%, 11/30/07                                      861             834
   Meridian Funding (A) (B)
      5.560%, 10/06/07                                      102             102
   Merrill Lynch MTN (B)
      8.950%, 11/18/07                                    1,340           1,239
      8.680%, 11/02/07                                    1,305           1,266
   Nationwide Mutual Insurance (A)
      6.600%, 04/15/34                                      522             507
   Popular North America (B)
      5.710%, 09/12/07                                    1,200           1,201
   Power Receivables Financial (A)
      6.290%, 01/01/12                                    1,186           1,214
   Rosyln Bancorp
      5.750%, 11/15/07                                    1,400           1,397
   Security Benefit Life (A)
      7.450%, 10/01/33                                    2,500           2,717
   Simon Property Group LP+
      5.750%, 05/01/12                                      800             800
   Toyota Motor Credit MTN (B)
      8.000%, 10/24/07                                    2,041           1,974
   UDR MTN, Ser E+
      4.500%, 03/03/08                                    1,000             994
      4.250%, 01/15/09                                    1,550           1,522
   Weingarten Realty+
      8.250%, 01/22/10                                    2,725           2,895
   Woodbourne Pass-Through Trust (A) (B)
      6.420%, 09/08/07                                      700             701
   ZFS Finance USA Trust V (A) (B)
      6.500%, 05/09/37                                      825             772
                                                                  --------------
                                                                         43,559
                                                                  --------------
INDUSTRIALS -- 2.4%
   America West Airlines, Ser 01-1
      7.100%, 04/02/21                                      175             185
   American Airlines, Ser 1999-1
      7.024%, 10/15/09                                    1,300           1,320
   American Airlines, Ser AMBC
      3.857%, 07/09/10                                    2,096           1,999
   Cedar Brakes II LLC (A)
      9.875%, 09/01/13                                      954           1,046
   Continental Airlines, Ser 99-2
      7.056%, 09/15/09                                    1,800           1,801
   Continental Airlines, Ser AMBC
      6.236%, 03/15/20                                      120             119
   Delta Air Lines, Ser 2001-1
      7.111%, 09/18/11                                    2,200           2,206
   United Air Lines, Ser 2001-1
      6.201%, 09/01/08                                      961             960
   United Air Lines, Ser 2001-1, Cl A-1
      6.071%, 03/01/13                                      598             601
   Viacom (B)
      5.710%, 09/16/07                                    2,000           1,990
                                                                  --------------
                                                                         12,227
                                                                  --------------
UTILITIES -- 2.0%
   Dominion Resources, Ser D (B)
      5.660%, 09/28/07                                    2,500           2,500
   Entergy Gulf States (B)
      5.760%, 11/15/07                                      560             555


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Georgia Power Capital Trust VI (B)
      4.875%, 11/01/07                            $         700   $         700
   Power Contract Financing (A)
      6.256%, 02/01/10                                    1,707           1,732
   Progress Energy Florida, Cl A (B)
      5.975%, 09/13/07                                    1,700           1,701
   Sempra Energy (A)
      5.781%, 11/01/14                                    1,400           1,420
   TXU Electric Delivery (A) (B)
      5.735%, 09/16/07                                    1,900           1,877
                                                                  --------------
                                                                         10,485
                                                                  --------------
Total Corporate Obligations
   (Cost $70,112) ($ Thousands)                                          69,167
                                                                  --------------
U. S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 16.0%
   FHLB
      5.505%, 04/30/09                                    3,155           3,156
   FHLMC
      6.500%, 08/01/29                                      627             631
      5.209%, 09/17/07 (C)(E)                            22,109          22,070
   FHLMC ARM
      7.267%, 01/01/33                                      425             426
      5.248%, 04/01/34                                    1,267           1,283
      5.205%, 08/01/34                                    2,070           2,075
      5.130%, 04/01/34                                    1,044           1,056
      5.086%, 05/01/34                                    1,760           1,788
      4.048%, 08/01/34                                    1,361           1,380
   FHLMC CMO, Ser 2006-4, Cl WE
      4.500%, 02/25/36                                    4,000           3,436
   FHLMC CMO, Ser 2733, Cl SB (B)
      2.959%, 09/15/07                                    6,460           4,293
   FHLMC CMO, Ser 2748, Cl ZT
      5.500%, 02/15/24                                      370             340
   FHLMC CMO, Ser 3096, Cl FL (B)
      6.011%, 09/15/07                                    4,818           4,768
   FHLMC CMO, Ser 3152, Cl JF (B)
      6.061%, 09/15/07                                    5,074           5,034
   FNMA
      7.000%, 04/01/34                                      657             674
   FNMA ARM
      7.136%, 01/01/33                                      517             526
      6.939%, 07/01/33                                      385             391
      6.875%, 06/01/33                                    1,289           1,317
      6.231%, 08/01/34                                      991           1,004
      6.139%, 08/01/36                                    3,684           3,730
      5.817%, 11/01/33                                    1,533           1,550
      5.101%, 10/01/34                                    2,670           2,701
      4.749%, 06/01/35                                    4,567           4,581
      4.528%, 09/01/35                                    4,299           4,277
      4.482%, 05/01/35                                    4,992           5,067
      3.886%, 04/01/35                                    1,195           1,190
   FNMA CMO, Ser 2001-48, Cl PD
      6.500%, 06/25/20                                      209             211
   FNMA CMO, Ser 2003-122, Cl ZQ
      6.000%, 12/25/33                                      511             488
   FNMA CMO, Ser 2004-12, Cl ZX
      6.000%, 03/25/34                                      465             457
   FNMA CMO, Ser 2004-80, Cl XZ
      5.000%, 11/25/34                                      126              97
   GNMA CMO, Ser 2003-112, Cl SG (B)
      0.766%, 09/16/07                                      117              89

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA CMO, Ser 2003-86, Cl ZK
   5.000%, 10/20/33                               $       2,482   $       2,181
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $82,307) ($ Thousands)                                          82,267
                                                                  --------------
COMMERCIAL PAPER (D) -- 10.1%
   BNP Paribas Finance
      5.378%, 09/24/07                                    5,105           5,087
   Bank of America
      5.268%, 09/07/07                                    2,550           2,548
   Cit Group
      2.270%, 09/07/07                                    4,940           4,936
   Citigroup Funding
      5.306%, 09/10/07                                   11,550          11,535
   General Electric Capital
      5.274%, 09/10/07                                    8,375           8,364
   HSBC
      5.281%, 09/10/07                                   11,500          11,485
   UBS Finance Delaware
      5.595%, 09/28/07                                    8,100           8,066
                                                                  --------------
Total Commercial Paper
   (Cost $52,021) ($ Thousands)                                          52,021
                                                                  --------------
CASH EQUIVALENT -- 2.0%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510% ++ *             10,454,702          10,455
                                                                  --------------
Total Cash Equivalent
   (Cost $10,455) ($ Thousands)                                          10,455
                                                                  --------------
CERTIFICATES OF DEPOSIT (B) -- 0.3%
   JPMorgan Chase
      8.750%, 11/28/07                                      691             665
      7.590%, 09/28/07                                      735             687
                                                                  --------------
Total Certificates of Deposit
   (Cost $1,392) ($ Thousands)                                            1,352
                                                                  --------------
Total Investments -- 98.1%
   (Cost $512,383) ($ Thousands)+++                               $     503,740
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                   Number of       Expiration      Appreciation
Type of Contract                   Contracts          Date        ($ Thousands)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                26           Dec-2007      $          29
                                                                  ==============


A summary of outstanding swap agreements held by the Fund at August 31, 2007, is as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                       INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Pay fixed rate of 4.524%
   and receive floating rate, rate based on
   5Y5Y Swaption Straddle. (Counterparty:
   Lehman Brothers)                                                                      05/24/17        2,080     $           74

Pay fixed rate of 4.650%
   and receive floating rate, rate based on
   5Y5Y Swaption Straddle. (Counterparty:
   Lehman Brothers)                                                                      05/18/17        3,700                 96

Receive fixed rate of 4.986%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Deutsche Bank)                                                                        10/04/25       17,630               (668)

Receive fixed rate of 5.048%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                                                                     01/04/26       59,690             (2,639)

Receive fixed rate of 5.060%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   JPMorgan Chase)                                                                       12/04/26       28,410             (1,298)

Receive fixed rate of 5.060%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                                                                      12/04/26       65,000             (2,969)

Receive fixed rate of 5.064%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                                           03/02/16       35,640                161


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 5.095%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   JPMorgan Chase)                                                                       03/05/17       15,510     $           47

Receive fixed rate of 5.143%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Deutsche Bank)                                                                        01/07/25       21,660               (661)

Receive fixed rate of 5.144%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                                                                     02/02/26       28,000               (912)

Receive fixed rate of 5.216%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                                     04/04/25       49,000               (471)

Receive fixed rate of 5.216%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                                           04/04/25       50,000               (480)

Receive fixed rate of 5.216%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Deutsche Bank)                                                                        04/04/25       43,000               (413)

Receive fixed rate of 5.233%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                                                                      03/02/27       58,600               (695)

Receive fixed rate of 5.234%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   JPMorgan Chase)                                                                       03/02/27       50,000               (584)

Receive fixed rate of 5.243%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                                                                     11/03/25       51,820               (376)


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 5.244%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                                     11/03/25       51,820     $         (370)

Receive fixed rate of 5.289%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                                                                     10/03/26       25,615                (96)

Receive fixed rate of 5.364%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                                           05/02/27       21,440                110

Receive fixed rate of 5.371%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                                           04/03/27       20,800                120

Receive fixed rate of 5.399%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                                     09/05/26       22,460                214

Receive fixed rate of 5.445%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Merrill Lynch)                                                                        09/04/27       39,000                 --

Receive fixed rate of 5.505%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Citigroup)                                                                            08/02/17       15,640                339

Receive fixed rate of 5.596%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                                     06/04/27       24,900                487

Receive fixed rate of 5.634%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                                           07/05/17       18,060                  4


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007

                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL      APPRECIATION
                                                                                        EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 5.652%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                                                                     08/02/26       14,135     $          382

Receive fixed rate of 5.670%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                                                                      08/03/27       15,220                440

Receive fixed rate of 5.683%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                                                                     08/02/27       65,000              1,978

Receive fixed rate of 5.685%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                                     08/02/27       63,940              1,965

Receive fixed rate of 5.770%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                                                                     07/05/27       22,200                915

Receive fixed rate of 5.778%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                                           07/05/27       57,000              2,406

Receive fixed rate of 5.807%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)                                                           07/05/26        6,065                276

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   $       (2,618)
==================================================================================================================================


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
August 31, 2007


Percentages are based on Net Assets of $513,473 ($ Thousands).

* Rate shown is the 7-day effective yield as of August 31, 2007.

+ Real Estate Investment Trust

++ Affiliated Security

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) The rate reported is the effective yield at time of purchase.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1- year swap rate by 22 or more basis points.

(G) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2- year swap rate by 30 or more basis points.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.

ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $512,383, ($ Thousands), and the unrealized appreciation and depreciation were $1,941 ($ Thousands) and $(10,584) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 88.3%

ARGENTINA -- 6.4%
   Alto Parana (A)
      6.375%, 06/09/17                                      370   $         375
   Cia Transporte Energia Registered (A)
      8.875%, 12/15/16                                      390             343
   Province Del Neuquen (A)
      8.656%, 10/18/14                                      230             225
   Province of Buenos Aires (A)
      9.620%, 04/18/28                                    1,760           1,346
   Province of Buenos Aires
      Registered
      9.625%, 04/18/28                                    1,035             787
      9.375%, 09/14/18                                      440             345
      2.000%, 05/15/35 (G)                                1,100             415
   Province of Mendoza Registered
      5.500%, 09/04/18                                      212             153
   Republic of Argentina
      10.250%, 01/26/07 (H)         EUR                     850             399
      9.000%, 11/19/08 (H)          EUR                   1,000             226
      9.000%, 05/29/09 (H)          EUR                   1,375             610
      8.982%, 12/15/35 (B)                                1,600             158
      8.500%, 07/01/04 (H)          EUR                   4,300           1,937
      8.280%, 12/31/33 (C)                               13,156          11,248
      8.125%, 04/21/08 (H)          EUR                   2,000             895
      7.820%, 12/31/33              EUR                     214             231
      7.466%, 12/15/35 (B)                               11,130           1,308
      7.000%, 09/12/13                                    3,650           3,126
      7.000%, 10/03/15                                    2,325           1,848
      5.830%, 12/31/33 (B)                                1,950             683
      5.475%, 02/03/08 (B)                                5,110           2,816
      5.389%, 08/03/12 (B)                               13,980           7,703
      1.330%, 12/31/38 (G)                               34,285          12,857
   Republic of Argentina MTN, Ser E (H)
      10.000%, 01/07/05             EUR                   1,650             783
      9.250%, 07/20/04              EUR                   2,100             946
      8.750%, 02/04/49              EUR                   4,725           2,126
      7.000%, 03/18/49              EUR                   2,300           1,049
   Transportadora Gas Norte (A) (G)
      7.500%, 12/31/12                                      210             193
      6.500%, 12/31/12                                       37              32
   Transportadora Gas Norte
      Registered (G)
      7.500%, 12/31/12                                      100              92
      6.500%, 12/31/12                                       79              70
      6.500%, 12/31/12                                       85              76
                                                                  --------------
                                                                         55,401
                                                                  --------------
BAHAMAS -- 0.1%
   Banco Votorantim Nassau (A)
      10.625%, 04/10/14                                   2,300           1,125
                                                                  --------------
BELIZE -- 0.0%
   Government of Belize Registered (G)
      4.250%, 02/20/29                                      330             244
                                                                  --------------
BERMUDA -- 0.1%
   Citic Resources Finance (A)
      6.750%, 05/15/14                                      250             238

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Digicel Group (A)
      8.875%, 01/15/15                                      450   $         411
                                                                  --------------
                                                                            649
                                                                  --------------
BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina,
      Ser B (E)
      10.039%, 12/11/17             EUR                   2,000           1,032
                                                                  --------------
BRAZIL -- 11.0%
   Cesp-Comp Ener Sao Paulo (A)
      9.750%, 01/15/15              BRL                   1,050             565
   Federal Republic of Brazil
      12.500%, 01/05/22             BRL                  14,375           8,692
      11.000%, 08/17/40                                  26,600          35,205
      10.250%, 01/10/28                                   9,550           4,952
      10.125%, 05/15/27                                   2,900           4,060
      8.875%, 10/14/19                                      200             240
      8.750%, 02/04/25                                    5,893           7,349
      8.250%, 01/20/34                                    2,250           2,756
      8.000%, 01/15/18                                    3,920           4,312
      7.125%, 01/20/37 (C)                               19,155          20,860
      6.000%, 01/17/17                                    5,515           5,482
                                                                  --------------
                                                                         94,473
                                                                  --------------
CAYMAN ISLANDS -- 0.4%
   Banco Safra (A)
      10.875%, 04/03/17                                   2,250           1,073
   Blue City Investments
      13.750%, 11/07/13                                     500             504
   Earls Eight (A) (G)
      7.500%, 12/31/12                                      350             308
   Interoceanica IV Finance (A) (E)
      3.818%, 11/30/25                                      800             359
      3.645%, 11/30/18                                      370             229
   Peru Enhanced Pass-Thru (A) (E)
      5.897%, 05/31/25                                      250              93
      3.942%, 05/31/18                                    1,175             784
   Vale Overseas
      6.875%, 11/21/36                                      185             188
      6.250%, 01/23/17                                       70              70
                                                                  --------------
                                                                          3,608
                                                                  --------------
CHILE -- 0.5%
   Codelco
      5.500%, 10/15/13                                      575             577
   Republic of Chile
      5.500%, 01/15/13                                    3,954           3,957
                                                                  --------------
                                                                          4,534
                                                                  --------------
COLOMBIA -- 5.6%
   BanColombia (E)
      6.875%, 05/25/17                                      365             339
   Bogota Distrio Capital (A)
      9.750%, 07/26/28                                1,629,000             680
   Republic of Colombia
      11.750%, 02/25/20                                   6,233           8,854
      10.375%, 01/28/33                                     865           1,231
      9.850%, 06/28/27 (C)                           17,475,000           7,779
      8.250%, 12/22/14                                    4,625           5,130
      8.125%, 05/21/24 (C)                               11,235          12,701
      7.375%, 01/27/17                                    5,565           5,910
      7.375%, 09/18/37                                    4,905           5,202
      7.330%, 11/16/07 (B)                                  225             233


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
                                                                  --------------
                                                                  $      48,059
                                                                  --------------
CYPRUS -- 0.4%
   ABH Financial (A)
      8.200%, 06/25/12                                      900             833
   Springvale Holdings (B)
      11.389%, 09/07/07                                   1,000           1,000
   Teorema Holding
      11.000%, 10/27/09                                   1,400           1,400
      9.000%, 10/27/08                                      600             588
                                                                  --------------
                                                                          3,821
                                                                  --------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
      9.040%, 01/23/18                                      410             434
      8.625%, 04/20/27                                    1,150           1,254
      8.625%, 04/20/27                                      100             109
                                                                  --------------
                                                                          1,797
                                                                  --------------
ECUADOR -- 0.3%
   Republic of Ecuador Registered
      10.000%, 02/15/08 (G)                                 325             278
      9.375%, 12/15/15                                    2,860           2,602
                                                                  --------------
                                                                          2,880
                                                                  --------------
EGYPT -- 0.2%
   Arab Republic of Egypt (A)
      8.750%, 07/18/12                                    7,640           1,351
                                                                  --------------
EL SALVADOR -- 1.8%
   Republic of El Salvador
      8.250%, 04/10/32                                    6,090           7,034
      7.750%, 01/24/23                                    1,760           1,954
      7.650%, 06/15/35                                    4,144           4,496
      7.650%, 06/15/35                                    1,950           2,116
                                                                  --------------
                                                                         15,600
                                                                  --------------
INDONESIA -- 2.5%
   Indosat Finance
      7.125%, 06/22/12                                    1,000             991
   Republic of Indonesia
      10.250%, 07/15/27             IDR              35,537,000           3,792
      8.500%, 10/12/35                                    1,260           1,407
      7.500%, 01/15/16                                    2,340           2,440
      7.500%, 01/15/16 (A)                                2,200           2,288
      7.250%, 04/20/15 (A)                                3,470           3,577
      7.250%, 04/20/15                                      665             685
      6.875%, 03/09/17                                      620             624
      6.750%, 03/10/14                                    2,760           2,755
      6.625%, 02/17/37                                    1,450           1,324
      6.625%, 02/17/37 (A)                                1,625           1,487
                                                                  --------------
                                                                         21,370
                                                                  --------------
IRAQ -- 0.7%
   Republic of Iraq
      5.800%, 01/15/28                                    9,875           5,629
                                                                  --------------
IRELAND -- 0.2%
   Dal Capital (Vneshtorgbk)
      7.000%, 04/13/09              RUB                  18,000             699

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Transcapit (Transneft) (A)
      6.103%, 06/27/12                                      600   $         611
                                                                  --------------
                                                                          1,310
                                                                  --------------
JERSEY -- 0.3%
   Aldar Funding
      5.767%, 11/10/11                                      850             991
   UBS Jersey Branch MTN (A) (B)
      0.786%, 11/01/13                                    1,180           1,354
                                                                  --------------
                                                                          2,345
                                                                  --------------
LEBANON-- 0.1%
   Lebanese Republic Registered
      8.250%, 04/12/21                                      760             669
                                                                  --------------
LUXEMBOURG -- 1.4%
   Alfa Dividend Payment Rights
      Finance (A) (B)
      7.260%, 09/15/07                                      447             447
   Gaz Capital for Gazprom Registered
      9.625%, 03/01/13                                    1,100           1,260
      8.625%, 04/28/34                                    5,150           6,341
   Kuznetski (Bank of Moscow) (G)
      7.500%, 11/25/15                                    1,300           1,292
   RSHB Captl
      7.175%, 05/16/13                                      250             258
      6.299%, 05/15/17 (A)                                2,320           2,192
   UBS (Vimpelcom)
      8.250%, 05/23/16                                      490             493
      8.250%, 05/23/16                                      200             201
                                                                  --------------
                                                                         12,484
                                                                  --------------
MALAYSIA -- 2.5%
   Bank Megara Monetary Note (E)
      3.184%, 11/01/07              MYR                  10,100           2,868
   Government of Malaysia
      7.500%, 07/15/11                                    5,795           6,255
      3.814%, 02/15/17                                    9,635           2,759
      3.502%, 05/31/27              MYR                  12,100           3,172
   Petronas Capital Registered
      7.875%, 05/22/12                                      900           1,074
      7.875%, 05/22/22                                    4,390           5,271
                                                                  --------------
                                                                         21,399
                                                                  --------------
MEXICO -- 6.3%
   Mexican Bonos, Ser M20
      8.000%, 12/07/23              MXP                  59,618           5,463
   Pemex Project Funding Master
      Trust
      9.500%, 09/15/27 (A)                                1,800           2,408
      8.625%, 02/01/22                                      300             371
      7.375%, 12/15/14                                      530             579
   United Mexican States
      8.125%, 12/30/19                                    2,360           2,873
      7.500%, 04/08/33                                    4,780           5,640
      6.625%, 03/03/15                                    9,130           9,701
   United Mexican States MTN
      8.300%, 08/15/31                                    6,355           8,150
      6.375%, 01/16/13                                    1,317           1,370
   United Mexican States MTN, Ser A
      6.750%, 09/27/34                                   16,493          17,911


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   United Mexican States MTN, Ser E
      0.006%, 05/08/17              EUR                   5,000   $           5
                                                                  --------------
                                                                         54,471
                                                                  --------------
NETHERLANDS -- 0.9%
   HSBK Europe (A)
      7.250%, 05/03/17                                      300             274
   ING Bank MTN, Ser E
      9.625%, 05/30/08                                      600             598
   Kazkommerts International (A)
      7.500%, 11/29/16                                      400             338
   Kazkommerts International
      Registered
      7.500%, 11/29/16                                      800             696
   Lukoil International Finance (A)
      6.656%, 06/07/22                                      405             374
   Majapahit Holding (A)
      7.875%, 06/29/37                                      615             577
      7.750%, 10/17/16                                    1,300           1,277
      7.750%, 10/17/16                                      200             195
      7.250%, 06/28/17                                      840             787
      7.250%, 10/17/11                                      885             870
   White Nights Belagroprom Bank (B)
      8.284%, 12/15/07                                    1,010           1,373
                                                                  --------------
                                                                          7,359
                                                                  --------------
PAKISTAN -- 0.2%
   Pakistan Mobile Communications (A)
      8.625%, 11/13/13                                      330             307
   Republic of Pakistan
      7.875%, 03/31/36                                      320             273
      7.125%, 03/31/16 (A)                                1,150             989
      6.875%, 06/01/17                                      400             340
                                                                  --------------
                                                                          1,909
                                                                  --------------
PANAMA -- 2.0%
   Republic of Panama
      9.375%, 04/01/29                                    1,795           2,342
      8.875%, 09/30/27                                    3,875           4,815
      7.250%, 03/15/15 (C)                                6,025           6,447
      6.700%, 01/26/36                                    4,010           3,970
                                                                  --------------
                                                                         17,574
                                                                  --------------
PERU -- 3.0%
   Republic of Peru
      8.750%, 11/21/33                                      880           1,118
      8.375%, 05/03/16                                    1,000           1,154
      7.350%, 07/21/25                                    9,080          10,011
      6.900%, 08/12/37 (A)                                7,600           2,364
      6.550%, 03/14/37                                      400             400
   Republic of Peru FLIRB, Ser 20YR (B)
      6.143%, 09/07/07                                    7,891           7,891
      6.143%, 09/07/07                                    1,004           1,001
      5.000%, 03/07/17                                    1,814           1,814
                                                                  --------------
                                                                         25,753
                                                                  --------------
PHILIPPINES -- 7.5%
   DMCI Water (I)
      0.000%, 12/31/09                                    1,492           1,492
   National Power
      9.625%, 05/15/28                                    1,100           1,266
      6.875%, 11/02/16 (A)                                  870             830

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Republic of Philippines
      10.625%, 03/16/25                                   5,800   $       7,830
      9.875%, 01/15/19                                      500             614
      9.500%, 10/21/24                                      200             245
      9.500%, 02/02/30                                   10,675          13,477
      9.375%, 01/18/17                                    9,690          11,337
      9.000%, 02/15/13                                      500             555
      8.250%, 01/15/14                                    4,060           4,400
      8.000%, 01/15/16                                    5,180           5,607
      7.750%, 01/14/31 (C)                                8,371           8,894
      7.500%, 09/25/24 (C)                                6,309           6,625
      6.375%, 01/15/32 (C)                                1,975           1,897
                                                                  --------------
                                                                         65,069
                                                                  --------------
POLAND -- 0.2%
   Republic of Poland
      5.000%, 10/19/15                                    1,655           1,632
                                                                  --------------
RUSSIA -- 12.8%
   Kazan Orgsintez
      9.250%, 10/30/11                                      330             326
   Russian Federation Registered
      12.750%, 06/24/28                                   8,495          14,980
      12.750%, 06/24/28                                     480             846
      7.500%, 03/31/30 (G)                               84,709          94,197
                                                                  --------------
                                                                        110,349
                                                                  --------------
SOUTH AFRICA -- 0.5%
   Republic of South Africa
      6.500%, 06/02/14                                    3,300           3,424
      5.875%, 05/30/22                                    1,355           1,306
                                                                  --------------
                                                                          4,730
                                                                  --------------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank
      10.000%, 01/28/11                                   3,630           2,438
                                                                  --------------
THAILAND -- 0.3%
   True Move (A)
      10.750%, 12/16/13                                     850             869
      10.375%, 08/01/14                                   1,700           1,723
                                                                  --------------
                                                                          2,592
                                                                  --------------
TUNISIA -- 0.1%
   Banque Centrale de Tunisie
      8.250%, 09/19/27                                      420             491
      7.375%, 04/25/12                                      525             562
                                                                  --------------
                                                                          1,053
                                                                  --------------
TURKEY -- 6.1%
   Republic of Turkey
      11.875%, 01/15/30                                   5,625           8,592
      10.000%, 02/15/12                                     550             435
      9.500%, 01/15/14                                    1,600           1,836
      8.000%, 02/14/34                                    1,300           1,394
      7.375%, 02/05/25                                   10,260          10,483
      7.250%, 03/15/15                                    3,900           4,017
      7.000%, 09/26/16                                    2,285           2,314
      7.000%, 06/05/20                                    2,700           2,703
      6.875%, 03/17/36                                   10,620           9,969
      1.895%, 01/19/11 (E)                                3,975           2,838
      1.695%, 01/19/11 (E)                               10,810           7,717
                                                                  --------------
                                                                         52,298
                                                                  --------------


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
UKRAINE -- 2.3%
   Government of Ukraine Registered
      7.650%, 06/11/13 (C)                                5,940   $       6,251
      6.875%, 03/04/11                                      400             406
      6.875%, 03/04/11 (A)                                3,825           3,881
      6.580%, 11/21/16                                    3,750           3,694
      6.580%, 11/21/16 (A)                                4,705           4,629
   Naftogaz Ukrainy
      8.125%, 09/30/09                                      600             579
                                                                  --------------
                                                                         19,440
                                                                  --------------
UNITED KINGDOM -- 0.8%
   Barclays Bank (A) (B)
      0.000%, 07/17/22                                      674             738
   Credit Suisse First Boston
      International (Export/Import -
      Ukraine)
      7.650%, 09/07/11                                      500             486
      6.800%, 10/04/12                                      400             377
      6.800%, 10/04/12                                      150             141
   Credit Suisse First Boston for the
      City of Kiev
      8.000%, 11/06/15                                      750             750
   HSBC (Ukrsibbank)
      7.750%, 12/21/11                                      400             392
   HSBC Bank
      10.500%, 07/28/08                                 223,125           1,769
   JPMorgan Chase Bank London
      10.250%, 07/19/27             IDR               5,065,000             540
   Standard Bank (A)
      15.000%, 03/12/12                                     446             446
   Standard Bank MTN, Ser E (B)
      0.000%, 07/20/09                                      509             530
   UK Private Bank (A)
      8.000%, 02/06/12                                      800             728
                                                                  --------------
                                                                          6,897
                                                                  --------------
UNITED STATES -- 0.4%
   Citigroup Funding
      10.000%, 01/03/17 (B)                               1,496           1,509
      6.000%, 05/18/15 (A)                                  700             661
   DST
      10.750%, 05/22/09                                   1,100           1,100
                                                                  --------------
                                                                          3,270
                                                                  --------------
URUGUAY -- 3.6%
   Republic of Uruguay
      9.250%, 05/17/17                                    7,550           8,796
      8.000%, 11/18/22                                   11,587          12,456
      7.625%, 03/21/36                                      700             728
      7.500%, 03/15/15                                    1,900           1,985
      5.000%, 09/14/18              UYU                  19,100             901
      3.700%, 06/26/37              UYU                  59,329           2,109
   Republic of Uruguay PIK
      7.875%, 01/15/33                                    2,700           2,903
      7.875%, 01/15/33                                    1,200           1,290
                                                                  --------------
                                                                         31,168
                                                                  --------------
VENEZUELA -- 6.2%
   Government of Venezuela
      13.625%, 08/15/18                                   1,200           1,548
      10.750%, 09/19/13                                   2,450           2,631
      9.375%, 01/13/34                                    6,685           6,618
      9.250%, 09/15/27                                   27,195          26,923

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
      8.500%, 10/08/14                                    3,960   $       3,812
      7.650%, 04/21/25                                      735             630
      6.000%, 12/09/20                                    3,450           2,648
      5.750%, 02/26/16                                    5,900           4,794
   Government of Venezuela
      Registered
      7.000%, 12/01/18                                      500             421
   Petroleos De Venezuela
      5.375%, 04/12/27                                    5,105           2,961
      5.250%, 04/12/17                                      800             552
                                                                  --------------
                                                                         53,538
                                                                  --------------
Total Global Bonds
   (Cost $775,785) ($ Thousands)                                        761,320
                                                                  --------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP
   CONTRACTS (F)-- 2.6%
UNITED STATES -- 2.6%
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding            TRY                     494             379
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                    600             600
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                    600             600
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                    940             940
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                    940             940
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  2,400           2,400
Deposits with Deutsche Bank as
   Collateral for Swap Contracts
   Outstanding                      BRL                   4,566           2,329
Deposits with Goldman Sachs as
   Collateral for Swap Contracts
   Outstanding                      BRL                   3,752           1,914
Deposits with HSBC as Collateral for
   Swap Contracts Outstanding       TRY                   4,218           3,236
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                            2,992           2,992
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                            1,047           1,047
Deposits with Merrill Lynch as
   Collateral for Swap Contracts
   Outstanding                                              243             243
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                            4,500           4,500
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                              175             175
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                               72              72


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007

--------------------------------------------------------------------------------
                                                 Face Amount(1)    Market Value
Description                                        (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Total Deposit with Counterparty as Collateral
   for Swap Contracts
   (Cost $22,220) ($ Thousands)                                   $      22,367
                                                                  --------------
LOAN PARTICIPATIONS -- 1.5%

EGYPT -- 0.2%
   Egyptian Urea Petrochemical
      0.000%, 07/01/17                                    1,750           1,750
                                                                  --------------
INDONESIA -- 0.3%
   Star Energy Mezzanine Note
      0.000%, 04/01/08                                    2,300           2,300
                                                                  --------------
TURKEY -- 1.0%
   Cukurova, Ser A
      0.000%, 05/01/08                                    4,450           4,450
   Cukurova, Ser B
      0.000%, 05/01/12                                    3,850           3,850
                                                                  --------------
                                                                          8,300
                                                                  --------------
UNITED STATES -- 0.0%
   Baja Ferries
      5.100%, 01/26/17                                      313             313
                                                                  --------------
Total Loan Participations
   (Cost $12,664) ($ Thousands)                                          12,663
                                                                  --------------
CORPORATE OBLIGATIONS (B)(D) -- 0.1%

UNITED STATES -- 0.1%
   SLM EXL MTN
      5.621%, 09/17/07                                      521             521
                                                                  --------------
Total Corporate Obligations
   (Cost $521) ($ Thousands)                                                521
                                                                  --------------
ASSET-BACKED SECURITY (A)(B)(D) -- 0.0%

UNITED STATES -- 0.0%
   Duke Funding, Ser 2004-6B, Cl A1S1
      5.430%, 10/09/07                                      355             355
                                                                  --------------
Total Asset-Backed Security
   (Cost $355) ($ Thousands)                                                355
                                                                  --------------

                                                      Number
                                                   of Warrants
                                                  -------------
WARRANTS -- 0.0%

CYPRUS -- 0.0%
Teorema Holding, Expires 10/27/09*                           --              --
MEXICO -- 0.0%
United Mexican States, Expires
   09/24/07*                                            140,000              48
                                                                  --------------
Total Warrants
   (Cost $179) ($ Thousands)                                                 48
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 3.3%

UNITED STATES -- 3.3%
Ashmore Margin Deposit                                  451,000   $         451
SEI Liquidity Fund, L.P., 5.510% ** + (D)            28,181,000          28,181
                                                                  --------------
Total Cash Equivalents
   (Cost $28,632) ($ Thousands)                                          28,632
                                                                  --------------
Total Investments -- 95.8%
   (Cost $840,356) ($ Thousands)+++                               $     825,906
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                     Number of     Expiration      Appreciation
Type of Contract                     Contracts        Date        ($ Thousands)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                  8          Dec-2007     $            1
                                                                 ===============




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007


A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                 CURRENCY        CURRENCY          APPRECIATION
MATURITY                        TO DELIVER      TO RECEIVE       (DEPRECIATION)
DATE                           (THOUSANDS)      (THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------
9/5/07-10/2/07                 USD  11,184      BRL   21,907     $          (22)
9/10/07                        USD   1,642      EUR    1,219                 20
9/10/07-10/19/07               EUR   7,509      USD   10,241                (11)
9/17/07                        MXP  49,523      USD    4,585                101
9/17/07                        USD   4,496      MXP   49,523                (12)
9/18/07-9/28/07                USD   6,337      PLZ   17,920                 49
9/19/07                        USD   1,200      ZAR    8,706                 12
9/19/07                        ZAR   8,706      USD    1,201                (11)
10/16/07                       USD   5,367      HUF  965,763               (211)
10/25/07-1/14/08               USD   3,736      RUB   95,127                (30)
10/26/07                       TRY   7,746      USD    5,863                 21
10/26/07                       USD   4,286      TRY    5,579                (78)
                                                                 ---------------
                                                                 $         (172)
                                                                 ===============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007


A summary of outstanding swap agreements held by the Fund at August 31, 2007, is as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL RETURN SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive payment at maturity on the Brazilian CDI Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Merrill Lynch)                                08/15/10            400   $           41

Receive payment at maturity on the Brazilian CDI Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                               08/15/10          4,450              413

Receive payment at maturity on the Brazilian CDI Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                               05/15/11          1,577              154

Receive payment at maturity on the Brazilian CDI Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Goldman Sachs)                                01/01/17          3,700             (203)

Receive payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                                01/04/08         24,630               13

Receive payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                                12/16/08          9,152                7

Receive payment at maturity on the Turkish TRY Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Credit Suisse First Boston)                   03/07/12            500               48


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007

                                                                                                      NOTIONAL     NET UNREALIZED
                                                                                        EXPIRATION     AMOUNT       APPRECIATION
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive payment at maturity on the Turkish TRY Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: HSBC Bank)                                    03/07/12          4,350   $          565
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   $        1,038
==================================================================================================================================

                                                       CREDIT DEFAULT SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                        EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.4000% (1.600% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    08/20/16            600   $           (2)

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    12/20/07            940               12

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    12/20/08            940               16

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    12/20/09          2,400               41

Fund receives semi-annual payment of 2.6000% (5.200% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    02/20/12            600               (3)

Fund receives semi-annual payment of 0.8100% (1.620% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                                02/12/12          4,230              (19)

Fund receives semi-annual payment of 0.9600% (1.920% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                                03/20/12          2,210               32


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007

                                                                                                      NOTIONAL     NET UNREALIZED
                                                                                        EXPIRATION     AMOUNT       DEPRECIATION
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 1.5000% (3.000% per annum) times the notional amount of Republic of Venezuela, 9.250%, 09/15/27. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Lehman Brothers)                               07/20/17         13,500   $       (1,466)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   $       (1,389)
==================================================================================================================================

                                                       INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NOTIONAL     NET UNREALIZED
                                                                                        EXPIRATION     AMOUNT       DEPRECIATION
DESCRIPTION                                                                                DATE      (THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 10.630%
   and pay floating rate, rate based on
   BRL CDI Index. (Counterparty:
   Deutsche Bank)                                                                        01/02/12          7,200   $         (140)

Receive fixed rate of 10.650%
   and pay floating rate, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                                                      01/02/12          6,100             (104)

Receive fixed rate of 10.880%
   and pay floating rate, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                                                      01/02/12          4,400              (64)

Receive fixed rate of 11.093%
   and pay floating rate, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                                                      01/02/12         11,800             (139)

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   $         (447)
==================================================================================================================================


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2007


      Percentages are based on Net Assets of $862,502 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of August 31, 2007.

+     Affiliated Security

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(C) This security or a partial position of this security is on loan at August 31, 2007. The total value of securities on loan at August 31, 2007 was $25,594 ($ Thousands).

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2007 was $29,057 ($ Thousands).

(E)   The rate reported is the effective yield at time of purchase.

(F) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.

(H)   Security in default on interest payments.

(I) Securities considered illiquid. The total value of such securities as of August 31, 2007 was $1,492 ($ Thousands) and represented 0.17% of Net Assets.

BRL   -- Brazilian Real
Cl    -- Class
EUR   -- Euro
EXL   -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
HUF   -- Hungarian Forint
IDR   -- Indonesian Rupiah
MTN   -- Medium Term Note
MXP   -- Mexican Peso
MYR   -- Malaysian Ringgit
NGN   -- Nigerian Naira
PIK   -- Payment-in-Kind
PLZ   -- Polish Zloty
RUB   -- Russian Ruble
Ser   -- Series
TRY   -- New Turkish Lira
USD   -- U.S. Dollar
UYU   -- Uruguay Peso
ZAR   -- South African Rand

      Amounts designated as "-" are either $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $840,356 ($ Thousands), and the unrealized appreciation and depreciation were $12,502 ($ Thousands) and $(26,952) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Real Return Plus Fund
August 31, 2007

--------------------------------------------------------------------------------
                                            Face Amount            Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.3%
   U.S. Treasury Bills (A) (C)
      4.828%, 10/18/07                             $      1,866   $       1,857
      4.710%, 09/06/07                                    9,083           9,081
   U.S. Treasury Bonds (B)
      2.500%, 07/15/16                                   18,860          19,059
      2.375%, 04/15/11                                   31,567          31,494
      2.000%, 07/15/14                                   19,014          18,578
      2.000%, 01/15/16                                   31,464          30,511
      1.875%, 07/15/13                                   22,154          21,606
      1.875%, 07/15/15                                    3,747           3,612
      0.875%, 04/15/10                                   27,732          26,510
   U.S. Treasury Notes (B)
      4.250%, 01/15/10                                      477             495
      3.875%, 01/15/09                                   11,456          11,614
      3.500%, 01/15/11                                      478             495
      3.375%, 01/15/12                                    8,477           8,840
      3.000%, 07/15/12                                   23,591          24,351
      2.625%, 07/15/17                                      309             316
      2.375%, 01/15/17                                   17,640          17,618
      2.000%, 04/15/12                                      314             309
      2.000%, 01/15/14                                   23,583          23,023
      1.625%, 01/15/15                                   23,398          22,161
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $271,751) ($ Thousands)                                        271,530
                                                                  --------------
CASH EQUIVALENT -- 4.4%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.510% + *              12,134,418          12,134
                                                                  --------------
Total Cash Equivalent
   (Cost $12,134) ($ Thousands)                                          12,134
                                                                  --------------
Total Investments -- 102.7%
   (Cost $283,885) ($ Thousands)+++                               $     283,664
                                                                  ==============


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Real Return Plus Fund
August 31, 2007


A summary of the open futures contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                       Number of                   Appreciation
                                       Contracts     Expiration  (Depreciation)
Type of Contract                     Long (Short)       Date      ($ Thousands)
--------------------------------------------------------------------------------
Australia 10 Year Bond Index               59         Sep-2007    $         (22)
Amsterdam Index                           (25)        Sep-2007             (127)
CAC40 10 Euro                              (8)        Sep-2007              (55)
Canadian 10 Year Bond Index                25         Dec-2007              (11)
DAX Index                                  15         Sep-2007              (26)
Euro-Bond                                (115)        Sep-2007             (235)
Euro-Bond                                (258)        Dec-2007               35
Euro-Schatz                              (114)        Dec-2007               (8)
FTSE 100 Index                            (35)        Sep-2007              216
IBEX 35 Plus Index                        (30)        Sep-2007              (21)
Hang Seng Index                            26         Sep-2007               47
Japan 10 Year Bond Index                   32         Sep-2007              896
Long Gilt 10 Year Index                   (81)        Dec-2007              (47)
Russell 2000 Index E-Mini                   5         Sep-2007                5
S&P 500 Index                               9         Sep-2007             (191)
S&P/MIB Index                               9         Sep-2007              (51)
S&P/TSE 60 Index                          (42)        Sep-2007                5
SPI 200 Index                             (49)        Sep-2007               53
Topix Index                                18         Sep-2007             (208)
U.S. 2 Year Treasury Note                 (11)        Dec-2007                2
U.S. 10 Year Treasury Note                155         Dec-2007               31
U.S. Long Treasury Bond                   159         Dec-2007               13
                                                                  --------------

                                                                  $         301
                                                                  ==============




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Real Return Plus Fund
August 31, 2007


A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                   CURRENCY         CURRENCY       APPRECIATION
MATURITY                          TO DELIVER       TO RECEIVE    (DEPRECIATION)
DATE                              (THOUSANDS)      (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
9/19/07                         AUD     18,002   USD     15,206    $        571
9/19/07                         DKK      1,765   USD        324              --
9/19/07                         EUR     13,741   USD     18,673             (74)
9/19/07                         GBP      8,574   USD     17,335              48
9/19/07                         JPY  3,923,707   USD     33,009            (935)
9/19/07                         NOK         41   USD          7              --
9/19/07                         NZD     27,608   USD     20,431           1,094
9/19/07                         SGD      1,177   USD        774              --
9/19/07                         USD     25,067   CAD     26,453             (46)
9/19/07                         USD     30,939   CHF     37,196             (97)
9/19/07                         USD      4,346   DKK     24,077              65
9/19/07                         USD     23,639   EUR     17,377              72
9/19/07                         USD         96   NOK        556              --
9/19/07                         USD     26,220   NZD     35,496          (1,399)
9/19/07                         USD      9,927   SEK     68,400              16
9/19/07                         USD     10,579   SGD     16,051             (28)
9/19/07-12/19/07                CAD     34,973   USD     32,901            (191)
9/19/07-12/19/07                CHF     64,223   USD     53,265             (95)
9/19/07-12/19/07                SEK     78,850   USD     11,505              37
9/19/07-12/19/07                USD     19,898   AUD     24,050            (354)
9/19/07-12/19/07                USD     27,967   GBP     14,032             312
9/19/07-12/19/07                USD     30,934   JPY  3,624,798             580
                                                                   -------------
                                                                   $       (424)
                                                                   =============




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Real Return Plus Fund
August 31, 2007


Percentages are based on Net Assets of $276,088 ($ Thousands).

* Rate shown is the 7-day effective yield as of August 31, 2007.

+ Affiliated Security

(A) The rate reported is the effective yield at time of purchase.

(B) Treasury Inflation Index Notes

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At August 31, 2007, the tax basis cost of the Fund's investments was $283,885 ($ Thousands), and the unrealized appreciation and depreciation were $580 ($ Thousands) and $(801) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust




By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  October 29, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  October 29, 2007

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ------------------------------
                                             Stephen F. Panner, Controller & CFO
---------------

Date:  October 29, 2007
* Print the name and title of each signing officer under his or her signature.